Consolidated Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.1%
(a)(b)
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR + 2.40%),
7.73%, 01/16/37 ............ USD 10,398 $ 10,314,013
OHA Credit Funding 13 Ltd., Series
2022-13A, Class E, (3-mo. CME
Term SOFR + 8.55%), 13.88%,
07/20/35 ................. 7,675 7,775,664
RR 24 Ltd., Series 2022-24A, Class A1,
(3-mo. CME Term SOFR + 2.40%),
7.71%, 01/15/32 ............ 13,714 13,754,616
31,844,293
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 9,581,382
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 12,686,639
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,416,792
23,684,813
Cayman Islands — 6.8%
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class CR, (3-mo.
CME Term SOFR + 2.66%),
7.99%, 04/20/30 .......... USD 500 498,083
Series 2019-4A, Class DR, (3-mo.
CME Term SOFR + 3.91%),
9.24%, 04/20/30 .......... 3,500 3,431,323
ACAS CLO Ltd.
(a)(b)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR + 1.15%),
6.46%, 10/18/28 .......... 2,993 2,982,788
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR + 1.86%),
7.17%, 10/18/28 .......... 500 492,150
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR + 2.46%),
7.77%, 10/18/28 .......... 3,690 3,640,154
AGL CLO 3 Ltd., Series 2020-3A,
Class D, (3-mo. CME Term SOFR +
3.56%), 8.87%, 01/15/33
(a)(b)
.... 375 360,599
AGL CLO 5 Ltd., Series 2020-5A, Class
A2R, (3-mo. CME Term SOFR +
1.66%), 6.99%, 07/20/34
(a)(b)
.... 390 384,545
AGL CLO 9 Ltd., Series 2020-9A,
Class E, (3-mo. CME Term SOFR +
7.52%), 12.85%, 01/20/34
(a)(b)
... 970 951,872
AIMCO CLO
(a)(b)
Series 2015-AA, Class X, (3-mo.
CME Term SOFR + 1.21%),
6.52%, 10/17/34 .......... 1,750 1,749,689
Series 2018-BA, Class AR, (3-mo.
CME Term SOFR + 1.36%),
6.67%, 01/15/32 .......... 2,000 1,993,178
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)(b)
.. 20,000 15,781,800
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (3-mo.
CME Term SOFR at 2.15% Floor
+ 2.41%), 7.75%, 10/21/28 ... 2,740 2,726,872
Series 2014-1RA, Class C, (3-mo.
CME Term SOFR + 3.26%),
8.60%, 10/21/28 .......... 7,480 7,472,276
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.12%,
01/15/30
(a)(b)
............... USD 1,630 $ 1,605,224
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
+ 1.21%), 6.52%, 10/16/30
(a)(b)
... 3,673 3,650,602
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR +
1.39%), 6.70%, 01/17/31
(a)(b)
.... 1,240 1,237,508
Allegro CLO VIII Ltd.
(a)(b)
Series 2018-2A, Class A, (3-mo.
CME Term SOFR + 1.36%),
6.67%, 07/15/31 .......... 9,500 9,472,005
Series 2018-2A, Class B1, (3-mo.
CME Term SOFR + 1.93%),
7.24%, 07/15/31 .......... 500 490,800
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (3-mo. CME Term SOFR +
3.26%), 8.58%, 01/19/33
(a)(b)
.... 560 558,614
ALM Ltd.
(a)(b)
Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%),
7.42%, 10/15/29 .......... 12,790 12,778,489
Series 2020-1A, Class B, (3-mo.
CME Term SOFR + 2.26%),
7.57%, 10/15/29 .......... 500 495,702
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)(c)
..... 12,160 1
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.88%,
11/02/30
(a)(b)
............... 1,550 1,546,286
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (3-mo. CME Term
SOFR + 1.31%), 6.66%, 07/24/29
(a)(b)
1,666 1,663,780
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (3-mo.
CME Term SOFR + 1.31%),
6.68%, 01/28/31 .......... 2,508 2,499,214
Series 2014-3RA, Class B, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.13%, 01/28/31 ... 9,800 9,643,200
Anchorage Capital CLO 4-R Ltd.,
Series 2014-4RA, Class C, (3-mo.
CME Term SOFR + 2.11%), 7.48%,
01/28/31
(a)(b)
............... 1,500 1,473,460
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (3-mo. CME
Term SOFR + 1.31%), 6.62%,
07/15/30
(a)(b)
............... 5,169 5,155,158
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo.
CME Term SOFR at 1.09% Floor
+ 1.35%), 6.72%, 01/28/31 ... 13,630 13,553,034
Series 2015-7A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.38%, 01/28/31 ... 8,000 7,945,600
Series 2015-7A, Class D1R2, (3-mo.
CME Term SOFR at 3.50% Floor
+ 3.76%), 9.13%, 01/28/31 ... 8,610 8,105,913
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR + 1.51%),
6.81%, 10/13/30 .......... 2,408 2,401,791

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.91%),
7.21%, 10/13/30 .......... USD 3,680 $ 3,661,600
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR + 2.41%),
7.71%, 10/13/30 .......... 1,160 1,149,538
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR + 3.46%),
8.76%, 10/13/30 .......... 1,583 1,570,309
Series 2018-1RA, Class A1, (3-mo.
CME Term SOFR + 1.25%),
6.55%, 04/13/31 .......... 6,272 6,241,099
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(a)
................ 20,250 17,287,660
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 19,490,214
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)
......... 7,500 4,800,000
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(b)
............... 10,000 7,149,000
Apidos CLO XII, Series 2013-12A,
Class AR, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.65%,
04/15/31
(a)(b)
............... 22,185 22,129,293
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.60%, 04/20/31
(a)(b)
.......... 4,615 4,599,020
Apidos CLO XVIII, Series 2018-18A,
Class A1, (3-mo. CME Term SOFR
at 1.14% Floor + 1.40%), 6.75%,
10/22/30
(a)(b)
............... 2,857 2,851,187
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.67%, 07/16/31
(a)(b)
.......... 1,900 1,895,105
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR + 1.32%),
6.65%, 04/20/31 .......... 1,760 1,755,154
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR + 2.21%),
7.54%, 04/20/31 .......... 3,250 3,210,210
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.54%, 04/20/31 ... 800 786,581
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR + 1.21%), 6.54%, 10/20/30
(a)(b)
21,350 21,243,668
Apidos CLO XXVI
(a)(b)
Series 2017-26A, Class A1AR, (3-
mo. CME Term SOFR + 1.16%),
6.47%, 07/18/29 .......... 3,183 3,170,123
Series 2017-26A, Class BR, (3-mo.
CME Term SOFR + 2.21%),
7.52%, 07/18/29 .......... 2,750 2,720,782
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. CME Term SOFR
+ 1.19%), 6.50%, 07/17/30
(a)(b)
... 10,218 10,184,302
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR +
5.76%), 11.09%, 01/20/31
(a)(b)
.... 270 240,971
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. CME Term SOFR
+ 1.81%), 7.12%, 04/15/31
(a)(b)
... USD 250 $ 247,925
Apidos CLO XXXII, Series 2019-32A,
Class D, (3-mo. CME Term SOFR +
3.76%), 9.09%, 01/20/33
(a)(b)
.... 300 289,633
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR +
1.86%), 7.19%, 07/20/34
(a)(b)
.... 1,320 1,309,044
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR +
6.56%), 11.91%, 10/22/34
(a)(b)
.... 850 834,139
Apres Static CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo.
CME Term SOFR + 1.33%),
6.64%, 10/15/28 .......... 378 376,862
Series 2019-1A, Class A2R, (3-mo.
CME Term SOFR + 1.96%),
7.27%, 10/15/28 .......... 500 497,905
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR + 4.51%),
9.82%, 10/15/28 .......... 9,150 9,169,390
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.90%
Floor + 1.85%), 7.18%, 05/15/37
(a)(b)
19,738 19,565,292
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. CME Term SOFR
at 1.05% Floor + 1.31%), 6.66%,
04/22/31
(a)(b)
............... 2,000 1,988,019
Ares Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR + 6.96%),
12.27%, 10/15/34 ......... 10,850 10,504,591
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 8,679,076
Ares Loan Funding III Ltd., Series
2022-ALF3A, Class E, (3-mo. CME
Term SOFR + 7.58%), 12.93%,
07/25/35
(a)(b)
............... 800 791,197
Ares XL CLO Ltd., Series 2016-40A,
Class A1RR, (3-mo. CME Term
SOFR + 1.13%), 6.44%, 01/15/29
(a)(b)
4,030 4,008,449
Ares XLII CLO Ltd., Series 2017-42A,
Class AR, (3-mo. CME Term SOFR
+ 1.18%), 6.53%, 01/22/28
(a)(b)
... 5,592 5,582,572
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (3-mo. CME Term SOFR +
2.31%), 7.62%, 10/15/30
(a)(b)
.... 1,125 1,114,629
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR +
1.18%), 6.49%, 04/15/30
(a)(b)
.... 2,229 2,220,375
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.74%,
10/15/30
(a)(b)
............... 1,418 1,413,780
Assurant CLO Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR +
1.30%), 6.63%, 04/20/31
(a)(b)
.... 1,323 1,318,779
Atrium IX
(a)(b)
Series 9A, Class AR2, (3-mo. CME
Term SOFR + 1.25%), 6.64%,
05/28/30 ............... 2,280 2,273,616
Series 9A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.15%,
05/28/30 ............... 325 321,718

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)
........... USD 13,300 $ 8,379
Atrium XV, Series 15A, Class D, (3-mo.
CME Term SOFR + 3.26%), 8.61%,
01/23/31
(a)(b)
............... 1,450 1,419,116
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.09%, 07/20/30 ... 1,400 1,380,628
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.22%),
6.57%, 04/23/31 .......... 12,666 12,617,447
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.66%, 07/19/31 ... 5,210 5,189,160
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (3-mo.
CME Term SOFR + 2.56%),
7.89%, 01/20/34 .......... 250 246,121
Series 2020-14A, Class D, (3-mo.
CME Term SOFR + 7.26%),
12.59%, 01/20/34 ......... 250 247,076
Ballyrock CLO Ltd.
(a)(b)
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.26%),
6.59%, 04/20/31 .......... 766 762,785
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR + 1.86%),
7.19%, 04/20/31 .......... 2,300 2,276,770
Series 2019-2A, Class A1AR, (3-mo.
CME Term SOFR + 1.26%),
6.64%, 11/20/30 .......... 394 392,816
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR + 6.41%),
11.74%, 10/20/31 ......... 1,340 1,266,237
Bardot CLO Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.61%,
10/22/32
(a)(b)
............... 940 922,345
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR + 1.25%),
6.58%, 01/20/31 .......... 3,506 3,499,466
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR + 1.66%),
6.99%, 01/20/31 .......... 250 247,025
Series 2018-3A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.54%, 07/20/29 ... 2,245 2,237,363
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
+ 3.51%), 8.82%, 07/15/31
(a)(b)
... 450 430,256
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR + 1.81%), 7.12%, 07/18/30
(a)(b)
11,000 10,783,300
Bean Creek CLO Ltd., Series 2015-1A,
Class AR, (3-mo. CME Term SOFR
+ 1.28%), 6.61%, 04/20/31
(a)(b)
... 2,066 2,057,489
Benefit Street Partners CLO II Ltd.
(a)(b)
Series 2013-IIA, Class A1R2, (3-mo.
CME Term SOFR + 1.13%),
6.44%, 07/15/29 .......... 1,722 1,716,183
Series 2013-IIA, Class A2R2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.02%, 07/15/29 ... 4,000 3,986,801
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-IIA, Class CR, (3-mo.
CME Term SOFR + 3.96%),
9.27%, 07/15/29 .......... USD 2,000 $ 1,961,472
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2, (3-mo.
CME Term SOFR + 1.26%),
6.59%, 07/20/29 .......... 502 500,593
Series 2013-IIIA, Class A2R2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 07/20/29 ... 2,850 2,837,460
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A, (3-mo.
CME Term SOFR at 1.09% Floor +
1.35%), 6.68%, 04/20/31
(a)(b)
.... 3,800 3,794,749
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR + 1.36%), 6.69%,
01/20/31
(a)(b)
............... 3,427 3,422,245
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (3-mo.
CME Term SOFR + 2.26%), 7.57%,
10/15/30
(a)(b)
............... 1,375 1,359,533
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR + 7.01%), 12.32%,
07/15/34
(a)(b)
............... 1,000 951,917
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR + 7.07%), 12.42%,
04/25/34
(a)(b)
............... 1,250 1,168,697
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR +
1.34%), 6.71%, 04/30/31
(a)(b)
.... 19,662 19,598,794
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1, (3-mo. CME Term
SOFR + 3.56%), 8.88%, 10/19/34
(a)(b)
5,250 5,053,483
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class D1, (3-mo. CME Term
SOFR + 3.46%), 8.78%, 01/19/35
(a)(b)
1,250 1,205,964
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (3-mo. CME
Term SOFR + 2.01%), 7.42%,
06/15/31 ............... 2,000 1,959,000
Series 19A, Class DR, (3-mo. CME
Term SOFR + 3.61%), 9.02%,
06/15/31 ............... 4,795 4,767,151
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.79%, 10/22/30 ... 3,721 3,707,134
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR + 1.86%),
7.21%, 10/22/30 .......... 4,000 3,920,000
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.59%, 04/20/31 ... 241 240,084
Series 2016-2A, Class C1R2, (3-mo.
CME Term SOFR + 3.36%),
8.74%, 08/20/32 .......... 250 241,031
Series 2018-1A, Class B, (3-mo.
CME Term SOFR + 1.96%),
7.33%, 07/30/30 .......... 273 267,598
Series 2018-2A, Class A, (3-mo.
CME Term SOFR + 1.37%),
6.74%, 08/15/31 .......... 1,234 1,228,307

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-2A, Class B, (3-mo.
CME Term SOFR + 1.96%),
7.33%, 08/15/31 .......... USD 2,750 $ 2,706,000
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 6.65%, 07/15/31
(a)(b)
.... 1,500 1,493,582
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo. CME
Term SOFR + 3.41%), 8.76%,
07/25/34
(a)(b)
............... 250 242,148
BlueMountain CLO XXVIII Ltd.
(a)(b)
Series 2021-28A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.83%, 04/15/34 ... 450 447,855
Series 2021-28A, Class D, (3-mo.
CME Term SOFR + 3.16%),
8.47%, 04/15/34 .......... 2,000 1,920,328
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. CME
Term SOFR + 3.76%), 9.14%,
11/20/34
(a)(b)
............... 1,510 1,477,098
BlueMountain Fuji US CLO I Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR + 1.24%), 6.57%,
07/20/29
(a)(b)
............... 4,020 4,001,155
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR + 1.26%), 6.59%,
10/20/30
(a)(b)
............... 4,002 3,991,446
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo.
CME Term SOFR + 1.71%),
7.02%, 04/15/29 .......... 6,250 6,175,625
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR + 3.21%),
8.52%, 04/15/29 .......... 500 488,687
Burnham Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo.
CME Term SOFR + 1.41%),
6.74%, 10/20/29 .......... 8,434 8,419,968
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR + 3.11%),
8.44%, 10/20/29 .......... 500 488,863
Buttermilk Park CLO Ltd., Series
2018-1A, Class D, (3-mo. CME Term
SOFR + 3.36%), 8.67%, 10/15/31
(a)(b)
875 835,459
Canyon CLO Ltd., Series 2020-3A,
Class E, (3-mo. CME Term SOFR +
7.51%), 12.82%, 01/15/34
(a)(b)
... 1,430 1,396,323
Carbone CLO Ltd., Series 2017-1A,
Class A1, (3-mo. CME Term SOFR +
1.40%), 6.73%, 01/20/31
(a)(b)
.... 3,686 3,675,683
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo.
CME Term SOFR + 1.26%),
6.57%, 01/15/31 .......... 1,669 1,663,464
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.54%, 04/17/31 ... 24,111 24,014,212
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR + 1.31%),
6.68%, 05/15/31 .......... 3,943 3,938,473
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR + 1.31%),
6.67%, 07/27/31 .......... USD 34,397 $ 34,278,089
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR + 1.24%),
6.57%, 07/20/31 .......... 473 471,898
Series 2015-4A, Class A1R, (3-mo.
CME Term SOFR + 1.60%),
6.93%, 07/20/32 .......... 400 399,480
Carlyle US CLO Ltd.
(a)(b)
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR + 1.31%),
6.64%, 07/20/31 .......... 5,500 5,488,174
Series 2017-3A, Class A1AR, (3-mo.
CME Term SOFR + 1.16%),
6.49%, 07/20/29 .......... 2,172 2,157,086
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR + 1.44%),
6.75%, 01/15/30 .......... 2,260 2,255,407
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.28%),
6.61%, 04/20/31 .......... 9,436 9,405,251
Series 2018-4A, Class A2, (3-mo.
CME Term SOFR + 2.06%),
7.39%, 01/20/31 .......... 550 547,140
Series 2022-3A, Class C1, (3-mo.
CME Term SOFR + 3.17%),
8.50%, 07/20/35 .......... 850 849,938
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR +
3.15%), 8.46%, 07/16/31
(a)(b)
.... 1,455 1,418,969
CarVal CLO II Ltd., Series 2019-1A,
Class CR, (3-mo. CME Term SOFR
+ 2.26%), 7.59%, 04/20/32
(a)(b)
... 700 687,837
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR + 3.51%),
8.82%, 10/15/34 .......... 500 487,563
Series 2021-2A, Class E, (3-mo.
CME Term SOFR + 7.01%),
12.32%, 10/15/34 ......... 250 237,559
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR + 1.51%),
6.84%, 07/20/30 .......... 17,854 17,835,606
Series 2017-1A, Class C, (3-mo.
CME Term SOFR + 2.66%),
7.99%, 07/20/30 .......... 750 723,385
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR + 1.86%),
7.19%, 07/20/31 .......... 1,000 980,100
Series 2019-9A, Class B2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.47%, 02/12/30 ... 4,750 4,704,875
Cedar Funding IX CLO Ltd.
(a)(b)
Series 2018-9A, Class A1, (3-mo.
CME Term SOFR + 1.24%),
6.57%, 04/20/31 .......... 29,400 29,326,500
Series 2018-9A, Class D, (3-mo.
CME Term SOFR + 2.86%),
8.19%, 04/20/31 .......... 250 237,635
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.67%, 07/17/31
(a)(b)
.... 5,450 5,439,100

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A1, (3-mo.
CME Term SOFR + 1.26%),
6.59%, 01/20/31 .......... USD 3,451 $ 3,437,255
Series 2018-7A, Class A2, (3-mo.
CME Term SOFR + 1.39%),
6.72%, 01/20/31 .......... 250 242,980
Series 2018-7A, Class E, (3-mo.
CME Term SOFR + 4.81%),
10.14%, 01/20/31 ......... 2,963 2,541,569
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 502,075
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 7.02%, 05/29/32
(a)(b)
.... 1,000 985,282
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class B, (3-mo.
CME Term SOFR + 1.86%),
7.17%, 07/15/33 .......... 4,000 3,916,400
Series 2021-14A, Class D, (3-mo.
CME Term SOFR + 3.51%),
8.82%, 07/15/33 .......... 13,250 12,607,119
Series 2021-14A, Class E, (3-mo.
CME Term SOFR + 6.60%),
11.91%, 07/15/33 ......... 3,850 3,521,356
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,040 7,201,054
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo. CME
Term SOFR + 1.32%), 6.68%,
04/27/31
(a)(b)
............... 5,100 5,086,543
CIFC Funding 2017-I Ltd., Series
2017-1A, Class E, (3-mo. CME Term
SOFR + 6.61%), 11.95%, 04/23/29
(a)
(b)
...................... 2,000 1,975,272
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3-mo. CME Term
SOFR + 8.94%), 14.29%, 10/22/35
(a)
(b)
...................... 1,200 1,222,988
CIFC Funding Ltd.
(a)(b)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 2.01%),
7.32%, 07/16/30 .......... 1,250 1,241,750
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR + 3.81%),
9.12%, 07/16/30 .......... 500 494,357
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR + 1.26%),
6.57%, 10/18/30 .......... 22,017 21,932,541
Series 2013-3RA, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.59%, 04/24/31 ... 12,000 11,952,000
Series 2013-3RA, Class B, (3-mo.
CME Term SOFR + 2.11%),
7.46%, 04/24/31 .......... 650 638,827
Series 2013-3RA, Class C, (3-mo.
CME Term SOFR + 3.16%),
8.51%, 04/24/31 .......... 1,050 1,027,434
Series 2013-4A, Class DRR, (3-mo.
CME Term SOFR + 3.06%),
8.42%, 04/27/31 .......... 250 245,359
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR + 1.36%),
6.67%, 01/18/31 .......... 621 619,516
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR + 1.31%),
6.66%, 04/24/30 .......... USD 11,571 $ 11,560,183
Series 2014-2RA, Class B1, (3-mo.
CME Term SOFR + 3.06%),
8.41%, 04/24/30 .......... 650 636,857
Series 2014-3A, Class A1R2, (3-mo.
CME Term SOFR + 1.46%),
6.81%, 10/22/31 .......... 840 838,039
Series 2014-5A, Class A1R2, (3-mo.
CME Term SOFR + 1.46%),
6.77%, 10/17/31 .......... 1,000 998,509
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR + 1.37%),
6.72%, 01/22/31 .......... 30,107 30,040,943
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR + 1.71%),
7.06%, 01/22/31 .......... 400 394,040
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR + 1.13%),
6.45%, 04/19/29 .......... 6,125 6,114,563
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 04/19/29 ... 8,750 8,617,001
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.01% Floor
+ 1.27%), 6.61%, 04/23/29 ... 7,459 7,443,893
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 1.96%),
7.30%, 04/23/29 .......... 2,870 2,863,399
Series 2017-1A, Class C, (3-mo.
CME Term SOFR + 2.71%),
8.05%, 04/23/29 .......... 9,770 9,809,570
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR + 1.21%),
6.54%, 04/20/30 .......... 9,687 9,676,284
Series 2017-3A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 07/20/30 ... 10,075 10,051,143
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR + 1.21%),
6.56%, 10/24/30 .......... 18,480 18,409,986
Series 2017-5A, Class A1, (3-mo.
CME Term SOFR + 1.44%),
6.75%, 11/16/30 .......... 16,992 16,967,522
Series 2017-5A, Class C, (3-mo.
CME Term SOFR + 3.11%),
8.42%, 11/16/30 .......... 800 781,182
Series 2018-1A, Class A, (3-mo.
CME Term SOFR + 1.26%),
6.57%, 04/18/31 .......... 250 249,271
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR + 1.30%),
6.63%, 04/20/31 .......... 6,990 6,959,071
Series 2018-4A, Class A1, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.72%, 10/17/31 ... 23,000 22,932,345
Series 2021-4A, Class B, (3-mo.
CME Term SOFR + 1.84%),
7.15%, 07/15/33 .......... 500 496,400
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.46%), 6.79%, 10/20/30 ... 1,820 1,813,097

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class DR, (3-mo.
CME Term SOFR + 3.21%),
8.54%, 10/20/30 .......... USD 2,900 $ 2,860,033
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
+ 1.43%), 6.76%, 07/20/34
(a)(b)
... 250 247,255
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR + 4.01%), 9.32%, 07/14/34
(a)(b)
1,000 974,021
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR + 1.44%),
6.77%, 10/20/30 .......... 2,542 2,537,046
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 1.91%),
7.24%, 10/20/30 .......... 1,750 1,719,025
Series 2017-1A, Class D, (3-mo.
CME Term SOFR + 3.21%),
8.54%, 10/20/30 .......... 900 899,930
Series 2017-1A, Class E, (3-mo.
CME Term SOFR + 6.61%),
11.94%, 10/20/30 ......... 1,500 1,462,390
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3-mo. CME Term
SOFR + 8.87%), 14.18%, 10/15/35
(a)
(b)
...................... 500 499,878
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. CME
Term SOFR at 0.82% Floor +
1.08%), 6.45%, 11/15/28
(a)(b)
.... 16,080 16,031,714
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo. CME
Term SOFR + 1.28%), 6.59%,
04/15/29
(a)(b)
............... 9,915 9,862,759
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. CME
Term SOFR + 1.36%), 6.67%,
01/15/31
(a)(b)
............... 1,451 1,449,016
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR + 1.23%), 6.54%,
04/15/31
(a)(b)
............... 4,881 4,858,249
Dryden 45 Senior Loan Fund, Series
2016-45A, Class CR, (3-mo. CME
Term SOFR + 2.46%), 7.77%,
10/15/30
(a)(b)
............... 375 372,877
Dryden 49 Senior Loan Fund
(a)(b)
Series 2017-49A, Class AR, (3-mo.
CME Term SOFR + 1.21%),
6.52%, 07/18/30 .......... 696 694,060
Series 2017-49A, Class BR, (3-mo.
CME Term SOFR + 1.86%),
7.17%, 07/18/30 .......... 1,000 989,500
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR +
1.28%), 6.59%, 04/15/31
(a)(b)
.... 718 715,934
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.17%,
07/18/30
(a)(b)
............... 700 692,160
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
+ 1.26%), 6.64%, 05/20/34
(a)(b)
... 172 171,683
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (3-mo. CME Term SOFR +
3.26%), 8.57%, 04/17/33
(a)(b)
.... 250 235,625
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3-mo.
CME Term SOFR at 0.90% Floor +
1.16%), 6.47%, 04/15/29
(a)(b)
.... USD 2,805 $ 2,795,725
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.83%, 08/15/30
(a)(b)
22,261 22,223,629
Elevation CLO Ltd., Series 2014-2A,
Class A1R, (3-mo. CME Term SOFR
+ 1.49%), 6.80%, 10/15/29
(a)(b)
... 113 112,648
Elmwood CLO 14 Ltd., Series 2022-1A,
Class E, (3-mo. CME Term SOFR +
6.35%), 11.68%, 04/20/35
(a)(b)
.... 1,000 966,249
Elmwood CLO 19 Ltd.
(a)(b)
Series 2022-6A, Class D, (3-mo.
CME Term SOFR + 5.30%),
10.61%, 10/17/34 ......... 12,000 12,177,963
Series 2022-6A, Class E, (3-mo.
CME Term SOFR + 8.55%),
13.86%, 10/17/34 ......... 3,000 2,970,733
Elmwood CLO 22 Ltd., Series 2023-1A,
Class E, (3-mo. CME Term SOFR +
7.65%), 12.43%, 04/17/36
(a)(b)
... 2,000 2,000,606
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.04%, 10/20/33 ... 2,000 1,999,374
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 4.40% Floor
+ 4.66%), 9.99%, 10/20/33 ... 6,750 6,712,136
Series 2019-1A, Class ER, (3-mo.
CME Term SOFR + 7.97%),
13.30%, 10/20/33 ......... 2,625 2,588,921
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class ER, (3-mo.
CME Term SOFR + 7.06%),
12.39%, 04/20/34 ......... 14,500 14,310,437
Series 2019-2A, Class FR, (3-mo.
CME Term SOFR + 8.26%),
13.59%, 04/20/34 ......... 7,500 6,680,429
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 3,111,796
Elmwood CLO IV Ltd., Series 2020-1A,
Class E, (3-mo. CME Term SOFR +
6.86%), 12.17%, 04/15/33
(a)(b)
... 4,300 4,206,714
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (3-mo. CME Term SOFR
+ 6.36%), 11.69%, 10/20/34
(a)(b)
.. 5,350 5,191,926
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class E, (3-mo.
CME Term SOFR + 7.36%),
12.67%, 01/17/34 ......... 4,660 4,613,281
Series 2020-4A, Class F, (3-mo.
CME Term SOFR + 8.27%),
13.58%, 01/17/34 ......... 5,000 4,575,942
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (3-mo.
CME Term SOFR + 6.26%),
11.59%, 01/20/34 ......... 750 723,886
Series 2021-1A, Class F1, (3-mo.
CME Term SOFR + 8.26%),
13.59%, 01/20/34 ......... 1,500 1,415,243
Series 2021-1A, Class F2, (3-mo.
CME Term SOFR + 8.26%),
13.59%, 01/20/34 ......... 1,500 1,400,927

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo.
CME Term SOFR + 1.30%),
6.63%, 10/20/34 .......... USD 1,000 $ 996,156
Series 2021-3A, Class E, (3-mo.
CME Term SOFR + 6.11%),
11.44%, 10/20/34 ......... 3,000 2,897,249
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR +
1.21%), 6.52%, 04/17/31
(a)(b)
.... 1,397 1,395,636
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (3-mo. CME Term SOFR
+ 3.26%), 8.63%, 11/16/34
(a)(b)
... 800 786,503
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR + 1.36%),
6.70%, 11/16/36
(a)(b)
.......... 2,300 2,252,505
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR +
8.43%), 13.21%, 04/15/36
(a)(b)
... 650 643,867
Galaxy XIX CLO Ltd., Series 2015-19A,
Class A1RR, (3-mo. CME Term
SOFR + 1.21%), 6.56%, 07/24/30
(a)(b)
2,501 2,491,781
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.54%,
10/15/30
(a)(b)
............... 4,813 4,802,425
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.67%, 07/15/31
(a)(b)
.......... 2,800 2,791,850
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (3-mo. CME Term
SOFR + 1.46%), 6.77%, 04/16/34
(a)(b)
850 841,525
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term
SOFR + 1.13%), 6.48%, 04/24/29
(a)(b)
12,711 12,647,395
Galaxy XXIV CLO Ltd., Series 2017-
24A, Class A, (3-mo. CME Term
SOFR + 1.38%), 6.69%, 01/15/31
(a)(b)
6,548 6,543,623
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class A, (3-mo. CME Term
SOFR + 1.46%), 6.84%, 11/22/31
(a)(b)
900 897,730
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
6.65%, 05/16/31
(a)(b)
.......... 19,977 19,925,449
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR + 1.56%), 6.87%, 07/15/31
(a)(b)
550 548,884
Generate CLO 2 Ltd.
(a)(b)
Series 2A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 6.76%, 01/22/31 .... 17,993 17,953,780
Series 3A, Class AR, (3-mo. CME
Term SOFR + 1.51%), 6.84%,
10/20/29 ............... 4,375 4,358,504
Series 3A, Class BR, (3-mo. CME
Term SOFR + 2.01%), 7.34%,
10/20/29 ............... 10,455 10,383,906
Series 3A, Class DR, (3-mo. CME
Term SOFR + 3.86%), 9.19%,
10/20/29 ............... 10,778 10,710,010
Series 3A, Class ER, (3-mo. CME
Term SOFR + 6.66%), 11.99%,
10/20/29 ............... 7,052 6,960,570
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 3A, Class FR, (3-mo. CME
Term SOFR + 7.51%), 12.84%,
10/20/29 ............... USD 2,917 $ 2,665,325
Generate CLO 4 Ltd.
(a)(b)
Series 4A, Class A1R, (3-mo. CME
Term SOFR + 1.35%), 6.68%,
04/20/32 ............... 974 970,594
Series 4A, Class BR, (3-mo. CME
Term SOFR + 1.81%), 7.14%,
04/20/32 ............... 2,750 2,687,025
Series 4A, Class DR, (3-mo. CME
Term SOFR + 3.41%), 8.74%,
04/20/32 ............... 1,500 1,496,580
Generate CLO 5 Ltd., Series 5A,
Class B, (3-mo. CME Term SOFR +
2.01%), 7.36%, 10/22/31
(a)(b)
.... 1,750 1,712,200
Generate CLO 7 Ltd., Series 7A,
Class C, (3-mo. CME Term SOFR +
3.01%), 8.36%, 01/22/33
(a)(b)
.... 500 497,503
Generate CLO 8 Ltd., Series 8A, Class
ER, (3-mo. CME Term SOFR +
7.21%), 12.54%, 10/20/34
(a)(b)
... 1,250 1,164,358
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.45%), 6.76%, 10/15/30 ... 3,696 3,687,425
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.52%, 10/15/30 ... 7,160 7,078,791
Series 2017-1A, Class D, (3-mo.
CME Term SOFR + 3.21%),
8.52%, 10/15/30 .......... 6,223 6,124,102
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. CME Term SOFR +
3.11%), 8.44%, 04/20/30
(a)(b)
.... 750 741,015
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (3-mo. CME Term SOFR +
1.81%), 7.14%, 10/20/32
(a)(b)
.... 2,040 2,026,741
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.74%, 10/29/29 ... 5,297 5,290,291
Series 2014-9A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.23%, 10/29/29 ... 3,500 3,486,108
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor +
1.33%), 6.64%, 01/18/31
(a)(b)
.... 4,734 4,729,137
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-11A,
Class E, (3-mo. CME Term SOFR +
5.61%), 10.94%, 10/20/34
(a)(b)
... 5,515 5,120,782
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR + 6.82%), 12.15%,
07/20/34
(a)(b)
............... 2,440 2,414,078
Gracie Point International Funding
(a)(b)
Series 2022-2A, Class A, (SOFR 30
day Average + 2.75%), 8.06%,
07/01/24 ............... 15,951 16,027,048

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2022-2A, Class B, (SOFR 30
day Average + 3.35%), 8.66%,
07/01/24 ............... USD 8,470 $ 8,531,961
Series 2022-3A, Class A, (SOFR 30
day Average + 3.25%), 8.56%,
11/01/24 ............... 10,111 10,127,628
Series 2023-1A, Class D, (SOFR90A
+ 4.50%), 9.72%, 09/01/26 ... 1,512 1,511,925
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR + 1.13%), 6.47%,
07/15/39
(a)(b)
............... 3,230 3,173,231
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR + 2.36%), 7.73%, 07/28/31
(a)(b)
500 498,249
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class B, (3-mo. CME Term
SOFR + 2.26%), 7.57%, 04/15/33
(a)(b)
250 248,475
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (3-mo. CME
Term SOFR + 1.58%), 6.89%,
04/15/34
(a)(b)
............... 1,000 990,000
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo.
CME Term SOFR + 1.51%),
6.82%, 07/18/31 .......... 930 912,841
Series 3A-2014, Class A1R, (3-mo.
CME Term SOFR + 1.44%),
6.75%, 07/18/29 .......... 702 701,731
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo.
CME Term SOFR + 1.28%),
6.65%, 05/06/30 .......... 24,757 24,688,155
Series 6A-2015, Class A1R, (3-mo.
CME Term SOFR + 1.26%),
6.63%, 02/05/31 .......... 11,632 11,553,501
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR + 1.96%),
7.37%, 09/15/29
(a)(b)
.......... 3,000 2,992,500
KKR CLO 13 Ltd., Series 13, Class
A1R, (3-mo. CME Term SOFR +
1.06%), 6.37%, 01/16/28
(a)(b)
.... 289 288,616
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR + 2.76%),
8.09%, 01/20/31
(a)(b)
.......... 400 356,907
LCM XIII LP, Series 13A, Class AR3,
(3-mo. CME Term SOFR + 1.13%),
6.45%, 07/19/27
(a)(b)
.......... 1,519 1,514,487
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR + 1.30%),
6.63%, 07/20/31
(a)(b)
.......... 750 743,598
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR + 1.28%),
6.61%, 04/20/31
(a)(b)
.......... 9,910 9,866,251
LCM XX LP, Series 20A, Class BR,
(3-mo. CME Term SOFR + 1.81%),
7.14%, 10/20/27
(a)(b)
.......... 5,000 4,998,500
LCM XXI LP, Series 21A, Class BR,
(3-mo. CME Term SOFR + 1.66%),
6.99%, 04/20/28
(a)(b)
.......... 161 160,572
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR + 1.24%),
6.57%, 03/20/30
(a)(b)
.......... 776 774,164
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LoanCore Issuer Ltd., Series
2022-CRE7, Class A, (SOFR 30
day Average + 1.55%), 6.86%,
01/17/37
(a)(b)
............... USD 6,215 $ 6,090,700
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,638 2,757,548
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 8,636 6,484,015
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 7.32%, 04/15/29
(a)(b)
.... 4,176 4,171,152
Madison Park Funding LIV Ltd., Series
2022-54A, Class E1, (3-mo. CME
Term SOFR + 8.95%), 14.28%,
10/21/34
(a)(b)
............... 250 247,657
Madison Park Funding LXIII Ltd., Series
2023-63A, Class E, (3-mo. CME
Term SOFR + 8.57%), 13.65%,
04/21/35
(a)(b)
............... 2,250 2,236,293
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (3-mo. CME
Term SOFR + 1.16%), 6.51%,
07/23/29
(a)(b)
............... 7,260 7,224,187
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo.
CME Term SOFR + 1.21%),
6.53%, 04/19/30 .......... 7,975 7,950,344
Series 2014-13A, Class BR2, (3-mo.
CME Term SOFR + 1.76%),
7.08%, 04/19/30 .......... 5,000 4,974,000
Madison Park Funding XIV Ltd., Series
2014-14A, Class DRR, (3-mo.
CME Term SOFR + 3.21%), 8.56%,
10/22/30
(a)(b)
............... 1,000 972,500
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (3-
mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.53%, 01/22/28 9,828 9,786,966
Series 2015-19A, Class A2R2, (3-
mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.11%, 01/22/28 5,000 4,977,001
Madison Park Funding XLI Ltd.
(a)(b)
Series 12A, Class AR, (3-mo. CME
Term SOFR + 1.09%), 6.44%,
04/22/27 ............... 16,948 16,913,648
Series 12A, Class CR, (3-mo. CME
Term SOFR + 1.91%), 7.26%,
04/22/27 ............... 4,365 4,320,775
Madison Park Funding XLII Ltd., Series
13A, Class A1, (3-mo. CME Term
SOFR + 1.44%), 6.79%, 11/21/30
(a)(b)
5,895 5,874,221
Madison Park Funding XLII, Ltd., Series
13A, Class A2, (3-mo. CME Term
SOFR + 1.51%), 6.86%, 11/21/30
(a)(b)
1,000 975,297
Madison Park Funding XLIX Ltd.,
Series 2021-49A, Class E, (3-mo.
CME Term SOFR + 6.51%), 11.83%,
10/19/34
(a)(b)
............... 2,750 2,695,368
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... 2,000 1,665,646

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR + 6.51%), 11.83%,
04/19/33
(a)(b)
............... USD 500 $ 490,096
Madison Park Funding XVII Ltd., Series
2015-17A, Class AR2, (3-mo. CME
Term SOFR + 1.26%), 6.60%,
07/21/30
(a)(b)
............... 6,034 6,022,929
Madison Park Funding XVIII Ltd.
(a)(b)
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR + 1.20%),
6.54%, 10/21/30 .......... 51,776 51,527,557
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR + 3.21%),
8.55%, 10/21/30 .......... 2,750 2,674,200
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR + 1.23%),
6.59%, 07/27/31 .......... 20,034 19,963,397
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR + 2.26%),
7.62%, 07/27/31 .......... 3,000 2,963,566
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (3-mo.
CME Term SOFR + 2.01%), 7.34%,
10/20/29
(a)(b)
............... 7,250 7,211,575
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (3-mo.
CME Term SOFR + 5.96%), 11.27%,
10/18/30
(a)(b)
............... 1,750 1,675,711
Madison Park Funding XXV Ltd.
(a)(b)
Series 2017-25A, Class A1R, (3-mo.
CME Term SOFR + 1.23%),
6.58%, 04/25/29 .......... 8,487 8,461,179
Series 2017-25A, Class A2R, (3-mo.
CME Term SOFR + 1.91%),
7.26%, 04/25/29 .......... 6,500 6,449,950
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
CME Term SOFR + 1.46%), 6.83%,
07/29/30
(a)(b)
............... 4,297 4,292,811
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class A1A, (3-mo.
CME Term SOFR + 1.29%),
6.62%, 04/20/30 .......... 1,890 1,879,929
Series 2018-27A, Class C, (3-mo.
CME Term SOFR + 2.86%),
8.19%, 04/20/30 .......... 2,125 2,070,866
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class A, (3-mo.
CME Term SOFR + 1.01%),
6.32%, 04/15/29
(a)
......... 24,380 24,254,776
Series 2018-30A, Class E, (3-mo.
CME Term SOFR + 5.21%),
10.52%, 04/15/29
(a)
........ 2,050 1,903,236
Series 2018-30X, Class E, (3-mo.
CME Term SOFR + 5.21%),
10.52%, 04/15/29
(d)
........ 1,000 928,408
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class D, (3-mo.
CME Term SOFR + 3.26%), 8.61%,
01/23/31
(a)(b)
............... 5,500 5,353,842
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (3-mo.
CME Term SOFR + 1.38%),
6.73%, 04/25/32 .......... 250 249,284
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-34A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.96%, 04/25/32 ... USD 250 $ 243,728
Madison Park Funding XXXVIII Ltd.
(a)(b)
Series 2021-38A, Class C, (3-mo.
CME Term SOFR + 2.16%),
7.47%, 07/17/34 .......... 250 243,701
Series 2021-38A, Class E, (3-mo.
CME Term SOFR + 6.26%),
11.57%, 07/17/34 ......... 1,500 1,432,102
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. LIBOR
USD + 3.65%), 9.26%, 01/22/35
(a)(b)
500 480,481
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.60%, 07/23/29 ... 126 125,279
Series 2016-3A, Class BR2, (3-mo.
CME Term SOFR + 1.76%),
7.11%, 07/23/29 .......... 5,250 5,216,400
Series 2016-3A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.66%, 07/23/29 ... 23,000 22,819,654
Series 2016-3A, Class DR2, (3-mo.
CME Term SOFR + 3.16%),
8.51%, 07/23/29 .......... 3,750 3,739,978
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL7, Class
A, (1-mo. CME Term SOFR +
1.19%), 6.53%, 10/16/36
(a)(b)
.... 1,918 1,884,435
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR +
1.33%), 6.66%, 10/20/30
(a)(b)
.... 232 231,333
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR + 1.86%),
7.19%, 10/20/30 .......... 250 247,925
Series 2018-1A, Class C, (3-mo.
CME Term SOFR + 2.31%),
7.64%, 10/20/30 .......... 1,000 989,777
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR + 1.29%), 6.66%,
01/28/30
(a)(b)
............... 2,161 2,155,640
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
CME Term SOFR + 1.18%), 6.49%,
10/15/29
(a)(b)
............... 15,550 15,482,265
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class AR2, (3-mo.
CME Term SOFR + 1.29%),
6.64%, 04/22/29 .......... 11,680 11,657,336
Series 2014-17A, Class CR2, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.61%, 04/22/29 ... 5,350 5,290,486
Series 2014-17A, Class DR2A, (3-
mo. CME Term SOFR + 3.06%),
8.41%, 04/22/29 .......... 1,500 1,469,214
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR, (3-mo.
CME Term SOFR + 1.42%),
6.73%, 07/15/34 .......... 439 436,470
Series 2015-20A, Class BRR, (3-mo.
CME Term SOFR + 1.91%),
7.22%, 07/15/34 .......... 500 495,750

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.22%, 10/17/30 ... USD 400 $ 397,040
Series 2016-22A, Class CR, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.77%, 10/17/30 ... 250 244,364
Neuberger Berman Loan Advisers CLO
25 Ltd., Series 2017-25A, Class DR,
(3-mo. CME Term SOFR + 3.11%),
8.42%, 10/18/29
(a)(b)
.......... 1,040 1,016,361
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. CME Term SOFR + 1.18%),
6.49%, 10/18/30
(a)(b)
.......... 4,773 4,749,259
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(3-mo. CME Term SOFR + 6.36%),
11.68%, 01/20/32
(a)(b)
......... 425 402,760
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. CME Term SOFR + 2.86%),
8.18%, 01/19/33
(a)(b)
.......... 500 501,436
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(3-mo. CME Term SOFR + 7.46%),
12.79%, 01/20/32
(a)(b)
......... 250 247,582
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(3-mo. CME Term SOFR + 1.91%),
7.24%, 01/20/36
(a)(b)
.......... 750 744,225
OCP CLO Ltd.
(a)
Series 2013-4A, Class A2RR, (3-mo.
CME Term SOFR + 1.71%),
7.06%, 04/24/29
(b)
......... 5,250 5,216,925
Series 2013-4A, Class BRR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.51%, 04/24/29
(b)
.. 19,500 19,311,724
Series 2013-4A, Class CRR, (3-mo.
CME Term SOFR + 3.26%),
8.61%, 04/24/29
(b)
......... 12,000 11,885,801
Series 2013-4A, Class DR, (3-mo.
CME Term SOFR + 7.03%),
12.38%, 04/24/29
(b)
........ 2,763 2,716,403
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.69%, 04/26/31
(b)
.. 2,792 2,784,621
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.51%, 04/26/31
(b)
.. 1,430 1,370,613
Series 2014-6A, Class A1R, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.83%, 10/17/30
(b)
.. 1,490 1,487,256
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR + 1.38%),
6.71%, 07/20/29
(b)
......... 822 820,003
Series 2014-7A, Class A2RR, (3-mo.
CME Term SOFR + 1.91%),
7.24%, 07/20/29
(b)
......... 1,600 1,591,520
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,470,946
Series 2017-13A, Class A1AR, (3-
mo. CME Term SOFR + 1.22%),
6.53%, 07/15/30
(b)
......... 17,239 17,172,259
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-14A, Class A1A, (3-mo.
CME Term SOFR + 1.41%),
6.79%, 11/20/30
(b)
......... USD 3,319 $ 3,315,486
Series 2017-14A, Class B, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.59%, 11/20/30
(b)
.. 1,200 1,186,739
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.54%, 04/10/33
(b)
.. 500 497,005
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR + 3.41%),
8.69%, 04/10/33
(b)
......... 2,200 2,160,809
Series 2020-18A, Class AR, (3-mo.
CME Term SOFR at 1.09% Floor
+ 1.35%), 6.68%, 07/20/32
(b)
.. 1,000 995,856
Series 2020-18A, Class DR, (3-mo.
CME Term SOFR + 3.46%),
8.79%, 07/20/32
(b)
......... 2,750 2,718,557
Series 2020-20A, Class D1, (3-mo.
CME Term SOFR + 4.21%),
9.49%, 10/09/33
(b)
......... 2,500 2,497,602
Series 2020-20A, Class E, (3-mo.
CME Term SOFR + 7.92%),
13.20%, 10/09/33
(b)
........ 1,500 1,478,881
Series 2022-25A, Class E1, (3-mo.
CME Term SOFR + 6.15%),
11.48%, 07/20/35
(b)
........ 2,250 2,207,331
Series 2022-25A, Class E2, (3-mo.
CME Term SOFR + 7.85%),
13.18%, 07/20/35
(b)
........ 4,950 4,845,513
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
CME Term SOFR + 1.22%), 6.53%,
04/16/31
(a)(b)
............... 9,026 9,001,868
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR + 1.26%), 6.59%,
03/17/30
(a)(b)
............... 2,121 2,113,733
Octagon Investment Partners 31 Ltd.,
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR + 1.31%), 6.64%,
07/20/30
(a)(b)
............... 4,369 4,354,799
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR + 1.21%), 6.52%,
07/15/29
(a)(b)
............... 4,036 4,019,813
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 1.19% Floor +
1.45%), 6.78%, 01/20/31
(a)(b)
.... 2,672 2,667,303
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR + 1.32%), 6.65%,
01/20/31
(a)(b)
............... 2,870 2,860,602
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.23%), 6.54%,
04/15/31
(a)(b)
............... 57,465 57,287,885
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
CME Term SOFR + 1.84%), 7.19%,
07/25/30
(a)(b)
............... 1,000 985,900
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR, (3-mo.
CME Term SOFR + 1.21%), 6.52%,
07/15/29
(a)(b)
............... 5,408 5,391,260

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XV Ltd.
(a)
(b)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR + 1.23%),
6.55%, 07/19/30 .......... USD 12,908 $ 12,869,222
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.61%),
6.93%, 07/19/30 .......... 1,000 999,904
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.59%, 07/17/30
(a)(b)
.... 3,000 2,990,297
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR + 1.96%), 7.34%,
11/18/31
(a)(b)
............... 250 246,775
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR + 1.91%), 7.24%,
07/02/35
(a)(b)
............... 250 247,800
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 6.76%, 10/22/36
(a)(b)
.... 500 496,423
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (3-mo. CME
Term SOFR + 1.40%), 6.73%,
07/20/34
(a)(b)
............... 1,000 995,512
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR, (3-mo.
CME Term SOFR + 2.41%),
7.74%, 01/20/32 .......... 300 298,307
Series 2015-11A, Class DR, (3-mo.
CME Term SOFR + 3.21%),
8.54%, 01/20/32 .......... 1,000 974,030
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (3-mo. CME
Term SOFR + 1.96%), 7.30%,
10/25/34
(a)(b)
............... 750 745,350
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR + 1.30%), 6.68%, 05/23/31
(a)(b)
14,297 14,254,480
OSD CLO Ltd.
(a)(b)
Series 2021-23A, Class E, (3-mo.
CME Term SOFR + 6.26%),
11.57%, 04/17/31 ......... 500 466,245
Series 2023-27A, Class E, (3-mo.
CME Term SOFR + 8.25%),
13.30%, 04/16/35 ......... 3,500 3,454,194
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.51%), 6.86%, 10/22/30 ... 653 651,135
Series 2013-4A, Class A2R, (3-mo.
CME Term SOFR + 1.96%),
7.31%, 10/22/30 .......... 960 945,696
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a)(b)
...... 3,200 197,658
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. CME Term SOFR +
1.27%), 6.58%, 07/17/29
(a)(b)
.... 21,598 21,447,156
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3, (3-mo.
CME Term SOFR + 1.91%),
7.22%, 10/17/29 .......... 3,815 3,792,701
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-8A, Class CRR, (3-mo.
CME Term SOFR + 3.41%),
8.72%, 10/17/29 .......... USD 1,835 $ 1,813,942
OZLM XX Ltd., Series 2018-20A, Class
A2, (3-mo. CME Term SOFR +
1.91%), 7.24%, 04/20/31
(a)(b)
.... 250 245,125
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A2R3, (3-mo.
CME Term SOFR + 1.76%),
7.07%, 10/17/31 .......... 1,250 1,234,125
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR + 1.39%),
6.70%, 01/17/31 .......... 1,845 1,841,855
Series 2015-2A, Class CR2, (3-mo.
CME Term SOFR + 3.01%),
8.34%, 07/20/30 .......... 500 489,241
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.29%),
6.60%, 04/18/31 .......... 5,915 5,906,272
Series 2018-2A, Class D, (3-mo.
CME Term SOFR + 5.86%),
11.17%, 07/16/31 ......... 750 705,506
Series 2020-3A, Class A2R, (3-mo.
CME Term SOFR + 1.86%),
7.23%, 11/15/31 .......... 2,040 2,025,312
Series 2021-2A, Class E, (3-mo.
CME Term SOFR + 6.61%),
11.92%, 07/15/34 ......... 250 238,890
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR + 1.41%),
6.72%, 01/15/35 .......... 250 248,609
Series 2023-4A, Class E, (3-mo.
CME Term SOFR + 6.75%),
0.00%, 10/20/33 .......... 2,700 2,700,000
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class SUB, 0.00%,
01/20/27
(c)
.............. 4,750 —
Series 2020-4A, Class A1, (3-mo.
CME Term SOFR + 1.26%),
6.65%, 11/25/28 .......... 334 333,630
Series 2020-4A, Class B, (3-mo.
CME Term SOFR + 2.56%),
7.95%, 11/25/28 .......... 7,500 7,506,662
Series 2020-4A, Class C, (3-mo.
CME Term SOFR + 3.86%),
9.25%, 11/25/28 .......... 3,000 2,997,812
Series 2020-4A, Class D, (3-mo.
CME Term SOFR + 7.31%),
12.70%, 11/25/28 ......... 2,500 2,453,587
Series 2020-4A, Class E, (3-mo.
CME Term SOFR + 8.83%),
14.22%, 11/25/28 ......... 1,000 972,821
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR + 1.16%),
6.49%, 04/20/29 .......... 6,471 6,457,259
Series 2021-1A, Class D, (3-mo.
CME Term SOFR + 6.26%),
11.59%, 04/20/29 ......... 3,000 2,929,210
Series 2021-2A, Class A2, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.51%), 6.89%, 05/20/29 ... 11,750 11,607,492
Series 2021-2A, Class D, (3-mo.
CME Term SOFR + 5.26%),
10.64%, 05/20/29 ......... 500 463,504

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR + 1.06%),
6.39%, 07/20/29 .......... USD 14,680 $ 14,617,291
Series 2021-3A, Class C, (3-mo.
CME Term SOFR + 2.76%),
8.09%, 07/20/29 .......... 5,250 5,158,299
Series 2021-3A, Class D, (3-mo.
CME Term SOFR + 5.26%),
10.59%, 07/20/29 ......... 4,875 4,602,957
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR + 1.06%),
6.37%, 10/15/29 .......... 2,339 2,328,369
Series 2021-4A, Class B, (3-mo.
CME Term SOFR + 2.01%),
7.32%, 10/15/29 .......... 500 490,518
Series 2021-4A, Class C, (3-mo.
CME Term SOFR + 2.86%),
8.17%, 10/15/29 .......... 2,000 1,947,025
Series 2021-4A, Class D, (3-mo.
CME Term SOFR + 5.26%),
10.57%, 10/15/29 ......... 10,000 9,434,796
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR + 1.90%),
7.21%, 10/15/30 .......... 25,000 24,913,320
Series 2022-2A, Class B, (3-mo.
CME Term SOFR + 2.20%),
7.51%, 10/15/30 .......... 10,500 10,254,838
Series 2022-2A, Class C, (3-mo.
CME Term SOFR + 3.10%),
8.41%, 10/15/30 .......... 6,000 5,866,071
Series 2022-2A, Class D, (3-mo.
CME Term SOFR + 6.20%),
11.51%, 10/15/30 ......... 11,500 11,040,577
Parallel Ltd., Series 2015-1A, Class
C1R, (3-mo. CME Term SOFR +
2.01%), 7.34%, 07/20/27
(a)(b)
.... 736 735,442
Park Avenue Institutional Advisers CLO
Ltd., Series 2019-1A, Class A1,
(3-mo. CME Term SOFR + 1.74%),
7.11%, 05/15/32
(a)(b)
.......... 500 497,543
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR +
1.44%), 6.79%, 07/24/31
(a)(b)
.... 2,250 2,237,217
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (3-mo. CME Term SOFR
+ 3.51%), 8.82%, 07/15/34
(a)(b)
... 375 369,113
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (3-mo. CME Term SOFR
+ 6.69%), 12.07%, 05/18/34
(a)(b)
.. 500 487,281
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.52%, 04/16/31 ... 2,250 2,243,752
Series 2021-1A, Class E, (3-mo.
CME Term SOFR + 6.71%),
12.02%, 10/15/34 ......... 750 720,337
PPM CLO 2 Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
+ 3.66%), 8.98%, 04/16/32
(a)(b)
... 1,250 1,234,769
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49
(a)(c)
............... 2,972 2,746,478
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. CME Term
SOFR + 1.20%), 6.51%, 10/15/30
(a)(b)
4,714 4,695,400
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rad CLO 16 Ltd., Series 2022-16A,
Class E, (3-mo. CME Term SOFR +
8.22%), 13.53%, 10/15/34
(a)(b)
... USD 750 $ 741,339
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3-mo. CME Term SOFR +
8.30%), 13.63%, 10/20/35
(a)(b)
... 500 492,663
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.12%, 04/15/32 ... 400 392,920
Series 2019-3A, Class CR, (3-mo.
CME Term SOFR + 2.11%),
7.42%, 04/15/32 .......... 700 685,178
Series 2019-3A, Class DR, (3-mo.
CME Term SOFR + 3.01%),
8.32%, 04/15/32 .......... 750 736,400
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (3-mo.
CME Term SOFR + 3.06%),
8.41%, 04/25/32 .......... 1,425 1,394,516
Series 2019-4A, Class D, (3-mo.
CME Term SOFR + 4.11%),
9.46%, 04/25/32 .......... 2,000 1,976,232
Rad CLO 5 Ltd., Series 2019-5A, Class
DR, (3-mo. CME Term SOFR +
3.41%), 8.76%, 07/24/32
(a)(b)
.... 250 243,931
Rad CLO 7 Ltd., Series 2020-7A, Class
A1, (3-mo. CME Term SOFR +
1.46%), 6.77%, 04/17/33
(a)(b)
.... 250 248,458
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (3-mo.
CME Term SOFR + 2.16%),
7.47%, 01/15/34 .......... 500 497,250
Series 2020-9A, Class E, (3-mo.
CME Term SOFR + 7.85%),
13.16%, 01/15/34 ......... 3,500 3,478,490
Regatta Funding LP, Series 2013-2A,
Class CR2, (3-mo. CME Term SOFR
+ 3.96%), 9.27%, 01/15/29
(a)(b)
... 7,105 7,086,761
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.37%, 04/17/30 ... 1,250 1,246,750
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 2.45% Floor
+ 2.71%), 8.02%, 04/17/30 ... 2,320 2,328,980
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR + 3.36%), 8.69%, 04/20/34
(a)(b)
3,000 2,928,492
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 06/20/34 ... 1,300 1,295,194
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR + 1.86%),
7.26%, 06/20/34 .......... 250 247,575
Regatta VIII Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.27%, 10/17/30 ... 5,020 5,011,968
Series 2017-1A, Class D, (3-mo.
CME Term SOFR + 3.46%),
8.77%, 10/17/30 .......... 840 824,023
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR + 1.33%), 6.64%, 07/17/31
(a)(b)
3,228 3,222,087

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XIII Funding Ltd., Series
2018-2A, Class C, (3-mo. CME Term
SOFR + 3.36%), 8.67%, 07/15/31
(a)(b)
USD 625 $ 612,181
Regatta XIV Funding Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%),
6.80%, 10/25/31
(a)(b)
.......... 1,400 1,395,853
Regatta XVI Funding Ltd., Series
2019-2A, Class B, (3-mo. CME Term
SOFR + 2.31%), 7.62%, 01/15/33
(a)(b)
250 249,825
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (3-mo.
CME Term SOFR + 4.41%),
9.72%, 10/15/33 .......... 600 594,819
Series 2020-1A, Class E, (3-mo.
CME Term SOFR + 7.87%),
13.18%, 10/15/33 ......... 500 497,845
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (3-mo. CME Term
SOFR + 3.36%), 8.69%, 01/20/35
(a)(b)
500 489,086
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR + 8.41%), 13.66%, 07/15/36
(a)
(b)
...................... 1,000 989,203
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR + 2.16%),
7.47%, 10/15/29 .......... 1,250 1,235,438
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.42%, 10/15/29 ... 5,360 5,248,131
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 776,570
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.72% Floor
+ 1.98%), 7.36%, 05/20/31 ... 250 247,925
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 724,162
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 758,189
Series 2021-1A, Class C, (3-mo.
CME Term SOFR + 2.26%),
7.59%, 07/20/34 .......... 250 243,016
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(b)
............... 5,000 3,300,000
Romark CLO II Ltd., Series 2018-2A,
Class A1, (3-mo. CME Term SOFR +
1.44%), 6.79%, 07/25/31
(a)(b)
.... 7,000 6,964,305
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR +
3.46%), 8.74%, 07/10/34
(a)(b)
.... 3,500 3,347,998
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR +
2.41%), 7.76%, 10/23/30
(a)(b)
.... 1,650 1,625,222
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.03% Floor + 1.29%), 6.62%,
04/20/31
(a)(b)
............... 17,803 17,683,657
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 475 334,772
RR 3 Ltd., Series 2018-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.09%
Floor + 1.35%), 6.66%, 01/15/30
(a)(b)
2,025 2,019,450
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 4 Ltd., Series 2018-4A, Class A2,
(3-mo. CME Term SOFR + 1.81%),
7.12%, 04/15/30
(a)(b)
.......... USD 2,000 $ 1,985,400
Sandstone Peak II Ltd., Series 2023-
1A, Class E, (3-mo. CME Term
SOFR + 8.79%), 13.94%, 07/20/36
(a)
(b)
...................... 3,000 2,965,454
Shackleton CLO Ltd.
(a)(b)
Series 2015-7RA, Class C, (3-mo.
CME Term SOFR + 2.61%),
7.92%, 07/15/31 .......... 250 244,615
Series 2017-10A, Class AR2, (3-mo.
CME Term SOFR + 1.15%),
6.48%, 04/20/29 .......... 5,938 5,917,165
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (3-mo. CME Term
SOFR + 1.37%), 6.72%, 04/25/31
(a)(b)
4,741 4,728,247
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.50%), 6.83%, 07/20/30 ... 2,197 2,199,387
Series 2014-1A, Class DR, (3-mo.
CME Term SOFR + 3.61%),
8.94%, 07/20/30 .......... 500 501,258
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. CME Term
SOFR + 6.16%), 11.49%, 07/20/34
(a)
(b)
...................... 6,000 5,729,837
Sixth Street CLO XVI Ltd.
(a)(b)
Series 2020-16A, Class A1A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.58%), 6.91%, 10/20/32 ... 5,000 4,995,033
Series 2020-16A, Class E, (3-mo.
CME Term SOFR + 7.58%),
12.91%, 10/20/32 ......... 4,363 4,331,367
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (3-mo. CME
Term SOFR + 6.46%), 11.79%,
01/20/34
(a)(b)
............... 2,250 2,176,257
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. CME
Term SOFR + 6.76%), 12.09%,
04/20/34
(a)(b)
............... 4,000 3,840,128
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR + 1.33%), 6.68%, 01/26/31
(a)(b)
514 510,668
Sound Point CLO III-R Ltd., Series
2013-2RA, Class A1, (3-mo. CME
Term SOFR + 1.21%), 6.52%,
04/15/29
(a)(b)
............... 5,153 5,133,459
Sound Point CLO XII Ltd.
(a)(b)
Series 2016-2A, Class AR2, (3-mo.
CME Term SOFR + 1.31%),
6.64%, 10/20/28 .......... 784 784,270
Series 2016-2A, Class BR2, (3-mo.
CME Term SOFR + 1.76%),
7.09%, 10/20/28 .......... 20,000 19,962,188
Series 2016-2A, Class CR2, (3-mo.
CME Term SOFR + 2.31%),
7.64%, 10/20/28 .......... 4,000 3,981,849
Sound Point CLO XIV Ltd., Series
2016-3A, Class CR, (3-mo. CME
Term SOFR + 2.31%), 7.66%,
01/23/29
(a)(b)
............... 10,000 9,924,955

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR + 1.76%),
7.11%, 01/23/29 .......... USD 2,000 $ 1,977,583
Series 2017-1A, Class CR, (3-mo.
CME Term SOFR + 2.31%),
7.66%, 01/23/29 .......... 3,350 3,303,092
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR + 3.76%), 9.11%, 04/25/34
(a)(b)
345 327,899
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.82%,
10/15/30
(a)(b)
............... 394 392,307
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (3-mo.
CME Term SOFR + 7.34%),
12.65%, 01/15/31 ......... 1,690 1,656,550
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 3,648,000
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (3-mo.
CME Term SOFR + 5.26%),
10.59%, 12/29/29 ......... 3,750 3,513,430
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 1,418,939
Series 2021-2A, Class A, (3-mo.
CME Term SOFR + 1.16%),
6.49%, 12/28/29 .......... 1,569 1,555,715
Series 2021-2A, Class E, (3-mo.
CME Term SOFR + 6.01%),
11.34%, 12/28/29 ......... 1,250 1,235,242
Series 2021-3A, Class C, (3-mo.
CME Term SOFR + 2.31%),
7.64%, 12/29/29 .......... 250 247,656
Series 2021-3A, Class E, (3-mo.
CME Term SOFR + 6.01%),
11.34%, 12/29/29 ......... 600 578,540
Symphony CLO XVI Ltd., Series 2015-
16A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
6.72%, 10/15/31
(a)(b)
.......... 300 298,696
Symphony CLO XVII Ltd., Series 2016-
17A, Class BR, (3-mo. CME Term
SOFR + 1.46%), 6.77%, 04/15/28
(a)(b)
5,500 5,483,500
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (3-mo.
CME Term SOFR + 2.26%),
7.57%, 01/15/34 .......... 510 504,165
Series 2020-23A, Class ER, (3-mo.
CME Term SOFR + 6.41%),
11.72%, 01/15/34 ......... 510 488,558
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (3-mo. CME Term
SOFR + 2.11%), 7.46%, 10/25/29
(a)(b)
1,500 1,463,317
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
+ 1.10%), 6.41%, 01/17/32
(a)(b)
... 425 421,669
TCI-Symphony CLO Ltd., Series 2017-
1A, Class AR, (3-mo. CME Term
SOFR + 1.19%), 6.50%, 07/15/30
(a)(b)
15,678 15,599,545
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.72%, 01/16/31 ... 243 242,518
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-2A, Class B, (3-mo.
CME Term SOFR + 1.76%),
7.07%, 01/16/31 .......... USD 750 $ 738,839
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (3-mo.
CME Term SOFR + 1.40%),
6.73%, 01/20/31 .......... 2,713 2,710,172
Series 2017-9A, Class B, (3-mo.
CME Term SOFR + 1.86%),
7.19%, 01/20/31 .......... 250 248,475
Series 2017-9A, Class D, (3-mo.
CME Term SOFR + 3.16%),
8.49%, 01/20/31 .......... 500 492,833
TICP CLO V Ltd., Series 2016-5A,
Class DR, (3-mo. CME Term SOFR
+ 3.41%), 8.72%, 07/17/31
(a)(b)
... 250 246,274
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo.
CME Term SOFR + 1.44%),
6.77%, 10/20/31 .......... 2,300 2,298,402
Series 2018-11A, Class B, (3-mo.
CME Term SOFR + 1.99%),
7.32%, 10/20/31 .......... 2,000 1,981,600
Series 2018-11A, Class D, (3-mo.
CME Term SOFR + 3.31%),
8.64%, 10/20/31 .......... 250 246,629
TICP CLO XII Ltd., Series 2018-12A,
Class AR, (3-mo. CME Term SOFR
+ 1.43%), 6.74%, 07/15/34
(a)(b)
... 1,000 996,597
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (3-mo.
CME Term SOFR + 1.54%),
6.87%, 04/20/33 .......... 250 249,599
Series 2020-15A, Class E, (3-mo.
CME Term SOFR + 6.41%),
11.74%, 04/20/33 ......... 500 488,823
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.77%,
07/21/34
(a)(b)
............... 1,000 990,514
Trestles CLO Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
+ 3.16%), 8.51%, 04/25/32
(a)(b)
... 1,500 1,481,753
Trestles CLO V Ltd., Series 2021-5A,
Class E, (3-mo. CME Term SOFR +
6.61%), 11.94%, 10/20/34
(a)(b)
.... 4,250 4,121,657
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (3-mo. LIBOR USD +
0.45%), 6.11%, 03/03/39
(a)(b)
.... 50,060 41,640
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo.
CME Term SOFR + 2.16%),
7.49%, 07/20/32 .......... 1,250 1,243,750
Series 2019-1A, Class B, (3-mo.
CME Term SOFR + 2.46%),
7.79%, 07/20/32 .......... 250 249,025
Series 2019-1A, Class C1, (3-mo.
CME Term SOFR + 3.41%),
8.74%, 07/20/32 .......... 500 499,876
Series 2019-2A, Class C, (3-mo.
CME Term SOFR + 4.98%),
10.29%, 11/26/32 ......... 575 577,194
Series 2021-1A, Class E, (3-mo.
CME Term SOFR + 6.76%),
12.11%, 04/23/32 ......... 4,000 3,696,245

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR + 3.51%),
8.86%, 10/25/34 .......... USD 1,550 $ 1,523,749
Series 2022-1A, Class E, (3-mo.
CME Term SOFR + 9.08%),
14.43%, 10/22/35 ......... 2,600 2,574,139
Series 2022-2A, Class D, (3-mo.
CME Term SOFR + 6.12%),
11.45%, 01/20/36 ......... 3,000 3,004,098
Series 2022-2A, Class E, (3-mo.
CME Term SOFR + 8.81%),
14.14%, 01/20/36 ......... 3,500 3,455,799
Series 2023-1A, Class E, (3-mo.
CME Term SOFR + 8.94%),
14.28%, 07/20/36 ......... 3,000 2,873,984
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR + 1.66%), 6.97%, 10/18/31
(a)(b)
900 883,248
Trinitas CLO XIV Ltd., Series 2020-14A,
Class C, (3-mo. CME Term SOFR +
3.26%), 8.61%, 01/25/34
(a)(b)
.... 625 618,049
Voya CLO Ltd.
(a)(b)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR + 1.47%),
6.78%, 10/15/30 .......... 4,526 4,492,175
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR + 1.41%),
6.72%, 10/18/31 .......... 1,495 1,489,342
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR + 1.25%),
6.56%, 04/18/31 .......... 21,264 21,172,219
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR + 1.28%),
6.59%, 04/17/30 .......... 6,436 6,413,069
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR + 2.35%),
7.66%, 07/14/31 .......... 1,200 1,162,920
Series 2015-1A, Class A1R, (3-mo.
CME Term SOFR + 1.16%),
6.47%, 01/18/29 .......... 7,216 7,207,440
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR + 1.45%),
6.78%, 10/20/31 .......... 2,500 2,490,222
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR + 1.33%),
6.66%, 01/20/31 .......... 1,017 1,014,233
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR + 2.91%),
8.24%, 01/20/31 .......... 1,085 960,738
Series 2016-2A, Class A1R, (3-mo.
CME Term SOFR + 1.41%),
6.73%, 07/19/28 .......... 1,431 1,428,884
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR + 1.24%),
6.55%, 06/07/30 .......... 906 904,659
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR + 1.91%),
7.22%, 06/07/30 .......... 750 744,975
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.70%, 10/15/30 ... 3,135 3,122,262
Series 2017-4A, Class B, (3-mo.
CME Term SOFR + 1.71%),
7.02%, 10/15/30 .......... 750 740,775
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR + 1.21%),
6.53%, 04/19/31 .......... USD 653 $ 649,484
Series 2018-3A, Class A1A, (3-mo.
CME Term SOFR + 1.41%),
6.72%, 10/15/31 .......... 300 298,886
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR + 1.32%),
6.63%, 04/15/31 .......... 3,941 3,925,334
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR + 1.91%),
7.22%, 10/17/32 .......... 1,300 1,289,600
Series 2021-1A, Class X, (3-mo.
CME Term SOFR + 1.01%),
6.32%, 07/15/34 .......... 687 687,090
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANAR, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.74%, 07/24/32 ... 5,000 4,980,058
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.31%), 8.66%, 07/24/32 ... 8,780 8,668,375
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR + 6.66%),
12.01%, 07/24/32 ......... 5,050 4,777,866
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,822,096
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.96%, 10/24/34 ... 6,750 6,592,034
Series 2020-2A, Class ER, (3-mo.
CME Term SOFR + 7.36%),
12.71%, 10/24/34 ......... 2,000 1,900,033
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (3-mo.
CME Term SOFR + 3.61%),
8.92%, 10/15/34 .......... 5,750 5,559,298
Series 2021-3A, Class E, (3-mo.
CME Term SOFR + 7.11%),
12.42%, 10/15/34 ......... 6,720 6,518,337
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR +
8.01%), 12.79%, 04/20/36
(a)(b)
... 7,000 6,904,966
2,373,094,292
France — 0.0%
(b)(d)
Cars Alliance Auto Leases France
V, Series 2023-1FRV, Class B,
(1-mo. EURIBOR + 1.30%), 0.00%,
10/21/38 ................. EUR 4,000 4,229,000
FCT Autonoria
Series 2019-1, Class C, (1-mo.
EURIBOR + 1.20%), 5.07%,
09/25/35 ............... 131 138,278
Series 2019-1, Class D, (1-mo.
EURIBOR + 1.60%), 5.47%,
09/25/35 ............... 88 91,652
Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 6.57%,
09/25/35 ............... 218 227,609
Series 2019-1, Class F, (1-mo.
EURIBOR + 3.70%), 7.57%,
09/25/35 ............... 73 76,074

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR + 0.70%), 4.57%,
10/25/49 ............... EUR 745 $ 780,045
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.97%,
10/25/49 ............... 516 536,261
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 5.37%,
10/25/49 ............... 1,031 1,072,849
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR + 1.75%), 5.58%,
02/25/38 ................. 197 204,052
7,355,820
Germany — 0.0%
(b)(d)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR + 1.15%), 5.02%,
01/26/43 ............... 400 423,473
Series 2023-DE, Class C, (1-mo.
EURIBOR + 2.10%), 5.97%,
01/26/43 ............... 1,600 1,691,118
Series 2023-DE, Class D, (1-mo.
EURIBOR + 3.05%), 6.92%,
01/26/43 ............... 500 527,750
Series 2023-DE, Class E, (1-mo.
EURIBOR + 5.50%), 9.37%,
01/26/43 ............... 400 424,607
Series 2023-DE, Class F, (1-mo.
EURIBOR + 7.50%), 11.37%,
01/26/43 ............... 100 106,140
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR + 1.20%), 0.00%,
09/15/32 ............... 1,100 1,162,975
Series 10, Class C, (1-mo.
EURIBOR + 2.10%), 0.00%,
09/15/32 ............... 600 634,350
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
+ 0.75%), 4.43%, 09/15/30 ... 375 394,134
Series 8, Class C, (1-mo. EURIBOR
+ 0.95%), 4.62%, 09/15/30 ... 300 313,191
Series 8, Class D, (1-mo. EURIBOR
+ 1.35%), 5.02%, 09/15/30 ... 75 77,658
Red & Black Auto Germany UG
Series 6, Class C, (1-mo. EURIBOR
+ 1.40%), 5.07%, 10/15/28 ... 34 35,626
Series 6, Class D, (1-mo. EURIBOR
+ 2.25%), 5.92%, 10/15/28 ... 34 35,621
5,826,643
Ireland — 0.7%
(b)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR + 4.60%),
8.26%, 07/15/35
(d)
........... 2,605 2,710,098
Alme Loan Funding V DAC, Series
5A, Class ER, (3-mo. EURIBOR +
5.41%), 9.07%, 07/15/31
(a)
..... 3,800 3,981,207
Anchorage Capital Europe CLO 2
DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR + 1.60%), 5.26%,
04/15/34 ............... 2,563 2,616,647
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2A, Class DR, (3-mo.
EURIBOR + 3.55%), 7.21%,
04/15/34 ............... EUR 2,110 $ 2,125,656
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR + 3.20%), 6.92%,
04/25/34
(a)
................ 590 591,970
Aqueduct European CLO DAC
Series 2017-2X, Class B1, (3-mo.
EURIBOR + 1.20%), 4.86%,
10/15/30
(d)
.............. 2,518 2,623,711
Series 2017-2X, Class E, (3-mo.
EURIBOR + 4.40%), 8.06%,
10/15/30
(d)
.............. 534 542,920
Series 2019-3X, Class AR, (3-mo.
EURIBOR + 0.93%), 4.71%,
08/15/34
(d)
.............. 5,000 5,163,833
Series 2020-5A, Class CR, (3-mo.
EURIBOR + 2.00%), 5.70%,
04/20/34
(a)
.............. 1,250 1,235,757
Series 2022-7X, Class A, (3-mo.
EURIBOR + 2.05%), 5.90%,
03/15/36
(d)
.............. 5,114 5,411,510
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR +
1.50%), 5.16%, 10/15/30
(d)
..... 1,200 1,237,893
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR +
2.80%), 6.46%, 10/15/31
(a)
..... 2,000 2,002,738
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR +
1.70%), 5.41%, 04/20/32
(a)
..... 862 888,713
Armada Euro CLO III DAC, Series
3A, Class DR, (3-mo. EURIBOR +
3.30%), 6.96%, 07/15/31
(a)
..... 2,800 2,845,913
Aurium CLO II DAC, Series 2X, Class
ERR, (3-mo. EURIBOR + 6.08%),
10.01%, 06/22/34
(d)
.......... 1,050 1,016,540
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR + 0.73%),
4.39%, 01/16/31
(d)
........... 2,096 2,184,120
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR + 0.85%),
4.80%, 06/23/34
(d)
........... 5,000 5,132,859
Avoca CLO, Series 28A, Class B1,
(3-mo. EURIBOR + 2.85%), 5.93%,
04/15/37
(a)
................ 3,400 3,580,141
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (3-mo.
EURIBOR + 4.70%), 8.36%,
01/12/31 ............... 2,240 2,181,316
Series 14X, Class FR, (3-mo.
EURIBOR + 6.35%), 10.01%,
01/12/31 ............... 1,100 1,021,410
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 2,200,499
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (3-mo.
EURIBOR + 1.05%), 4.71%,
04/15/31 ............... 150 152,714
Series 15X, Class ER, (3-mo.
EURIBOR + 4.13%), 7.79%,
04/15/31 ............... 1,305 1,225,985
Series 15X, Class FR, (3-mo.
EURIBOR + 5.84%), 9.50%,
04/15/31 ............... 1,760 1,580,341

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 15X, Class M1, 0.00%,
04/15/31 ............... EUR 3,100 $ 1,474,864
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (3-mo.
EURIBOR + 1.25%), 4.91%,
04/15/31 ............... 5,800 5,984,233
Series 18X, Class C, (3-mo.
EURIBOR + 1.75%), 5.41%,
04/15/31 ............... 150 153,644
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR + 2.90%), 6.56%,
04/15/35
(a)
.............. 970 956,939
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 4.96%, 04/15/35
(d)
... 710 714,990
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR + 3.05%),
6.71%, 04/15/34
(a)
........... 750 728,443
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (3-mo.
EURIBOR + 0.87%), 4.57%,
07/22/34 ............... 5,000 5,165,047
Series 1X, Class ER, (3-mo.
EURIBOR + 5.91%), 9.61%,
07/22/34 ............... 1,050 991,902
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR + 1.30%),
5.01%, 07/20/31
(d)
........... 4,300 4,387,457
BlueMountain CLO DAC, Series
2021-1X, Class E, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 9.07%,
04/15/34
(d)
................ 1,050 1,015,846
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR + 2.20%),
5.91%, 01/20/37
(d)
........... 11,650 12,336,167
Cairn CLO IX DAC, Series 2018-9X,
Class A, (3-mo. EURIBOR + 0.71%),
4.43%, 04/25/32
(d)
........... 2,698 2,812,803
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR + 1.84%),
5.33%, 04/25/36
(d)
........... 7,585 8,050,520
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (3-mo. EURIBOR +
3.30%), 6.96%, 10/15/35
(a)
..... 2,690 2,649,776
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR + 1.60%), 5.26%,
04/15/33
(d)
................ 400 408,687
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR + 2.50%), 6.16%,
01/15/34
(a)
.............. 500 510,820
Series 3X, Class B1, (3-mo.
EURIBOR + 1.50%), 5.16%,
01/15/34
(d)
.............. 4,500 4,562,129
Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor +
5.61%), 9.27%, 01/15/34
(d)
... 850 812,099
Citizen Irish Auto Receivables Trust
(d)
Series 2023-1, Class A, (1-mo.
EURIBOR + 0.77%), 4.61%,
12/15/32 ............... 6,035 6,385,856
Series 2023-1, Class B, (1-mo.
EURIBOR + 1.40%), 5.24%,
12/15/32 ............... 1,000 1,058,827
Security
Par (000)
Par (000) Value
Ireland (continued)
Clontarf Park CLO DAC, Series 1X,
Class CE, (3-mo. EURIBOR +
3.05%), 6.77%, 08/05/30
(d)
..... EUR 1,470 $ 1,550,622
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR + 0.79%),
4.45%, 04/15/34
(d)
........... 11,500 11,854,147
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR + 3.95%),
7.65%, 05/14/32
(d)
........... 350 352,887
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR + 1.30%), 5.12%,
02/22/34
(d)
................ 1,120 1,132,169
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR + 3.80%), 7.76%,
12/23/33
(a)
................ 400 410,985
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR + 3.15%), 7.00%,
12/15/34
(d)
................ 755 738,223
CVC Cordatus Loan Fund XXVII
DAC, Series 27X, Class D2, (3-mo.
EURIBOR + 6.58%), 10.36%,
04/15/35
(d)
................ 1,300 1,374,431
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR + 2.35%), 6.05%,
04/24/34 ............... 700 716,747
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR + 3.25%), 6.95%,
04/24/34 ............... 1,380 1,404,532
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR +
0.85%), 4.51%, 04/15/34
(d)
..... 5,000 5,169,876
Fidelity Grand Harbour CLO DAC
Series 2021-1A, Class D, (3-mo.
EURIBOR + 3.60%), 7.26%,
10/15/34
(a)
.............. 1,490 1,467,975
Series 2023-1X, Class D, (3-mo.
EURIBOR + 5.90%), 9.68%,
08/15/36
(d)
.............. 1,193 1,270,970
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR + 1.20%),
4.86%, 10/15/30
(d)
........... 700 716,668
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (3-mo.
EURIBOR + 0.95%), 4.66%,
10/20/32 ............... 1,817 1,889,575
Series 23X, Class D, (3-mo.
EURIBOR + 3.00%), 6.71%,
10/20/32 ............... 1,360 1,345,725
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR + 3.00%), 6.72%,
04/25/34
(a)
.............. 500 496,126
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.07%, 04/25/34
(d)
... 450 456,114
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR +
0.92%), 4.71%, 11/14/32
(d)
...... 625 647,666
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (3-mo.
EURIBOR + 1.75%), 5.41%,
07/15/32 ............... 450 454,812

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 3X, Class F, (3-mo.
EURIBOR + 8.07%), 11.73%,
07/15/32 ............... EUR 723 $ 710,845
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR +
1.70%), 5.36%, 04/15/33
(a)
..... 625 639,102
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR + 1.65%),
4.76%, 04/20/36
(d)
........... 8,500 8,966,739
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR + 3.80%),
7.46%, 01/15/34
(d)
........... 450 443,513
Lt Autorahoitus IV DAC
(d)
Series 4, Class A, (1-mo. EURIBOR
+ 0.69%), 4.42%, 07/18/33 ... 2,263 2,396,700
Series 4, Class B, (1-mo. EURIBOR
+ 2.05%), 5.78%, 07/18/33 ... 5,800 6,143,498
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (3-mo.
EURIBOR + 0.74%), 4.46%,
10/25/30 ............... 2,682 2,795,350
Series 10X, Class B1, (3-mo.
EURIBOR + 1.20%), 4.92%,
10/25/30 ............... 1,850 1,879,341
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR + 1.85%), 5.63%,
02/15/31
(d)
................ 1,350 1,359,364
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR + 3.20%), 6.86%,
05/25/34
(a)
................ 1,250 1,237,817
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR +
3.50%), 7.16%, 10/15/32
(a)
..... 950 946,403
Margay CLO I DAC, Series 1X, Class
D, (3-mo. EURIBOR + 6.40%),
10.25%, 07/15/36
(d)
.......... 570 600,355
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.18%, 04/17/34
(d)
..... 658 633,297
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (3-mo.
EURIBOR at 5.66% Floor + 5.66%),
9.44%, 05/15/34
(d)
........... 420 391,216
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR + 2.50%), 6.33%,
11/25/33
(a)
................ 500 506,108
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR + 1.90%), 5.55%,
01/21/35
(a)
................ 425 435,877
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR + 1.20%), 4.91%,
01/20/32
(d)
................ 450 461,283
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo.
EURIBOR + 1.35%), 5.01%,
01/15/32
(d)
.............. 200 206,286
Series 2017-2X, Class E, (3-mo.
EURIBOR + 5.00%), 8.66%,
01/15/32
(d)
.............. 897 917,277
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2017-2X, Class F, (3-mo.
EURIBOR + 6.40%), 10.06%,
01/15/32
(d)
.............. EUR 600 $ 574,574
Series 2019-3A, Class CR, (3-mo.
EURIBOR + 2.30%), 6.01%,
04/20/33
(a)
.............. 250 251,845
Series 2019-3A, Class DR, (3-mo.
EURIBOR + 3.30%), 7.00%,
04/20/33
(a)
.............. 250 251,741
Palmer Square European CLO DAC,
Series 2023-1X, Class D, (3-mo.
EURIBOR + 6.20%), 10.05%,
07/15/36
(d)
................ 1,382 1,464,237
Penta CLO 11 DAC, Series 2022-11A,
Class D, (3-mo. EURIBOR + 4.80%),
8.58%, 11/15/34
(a)
........... 2,030 2,130,220
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR +
2.30%), 6.02%, 07/25/34
(a)
..... 500 507,688
Penta CLO DAC, Series 2022-11A,
Class B, (3-mo. EURIBOR + 2.45%),
6.23%, 11/15/34
(a)
........... 2,600 2,727,136
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR + 1.36%),
6.68%, 07/25/51 .......... USD 4,648 4,601,718
Series 2021-1A, Class B, (1-mo.
CME Term SOFR + 2.61%),
7.93%, 07/25/51 .......... 474 471,116
Series 2021-1A, Class C, (1-mo.
CME Term SOFR + 3.86%),
9.18%, 07/25/51 .......... 272 271,763
Series 2021-1A, Class D, (1-mo.
CME Term SOFR + 6.01%),
11.33%, 07/25/51 ......... 383 382,100
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR + 3.00%),
6.66%, 07/16/34
(d)
........... EUR 2,000 1,948,787
Rockford Tower Europe CLO DAC
(d)
Series 2018-1X, Class B, (3-mo.
EURIBOR + 1.85%), 5.75%,
12/20/31 ............... 2,550 2,659,175
Series 2018-1X, Class C, (3-mo.
EURIBOR + 2.47%), 6.37%,
12/20/31 ............... 1,640 1,689,526
Series 2019-1X, Class B1, (3-mo.
EURIBOR + 1.60%), 5.30%,
01/20/33 ............... 5,012 5,127,445
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR +
1.70%), 5.36%, 10/15/36
(a)
..... 1,720 1,753,734
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR + 2.30%), 5.96%,
04/15/33
(d)
................ 750 764,947
St. Paul's CLO XII DAC
(d)
Series 12X, Class B1, (3-mo.
EURIBOR + 1.60%), 5.26%,
04/15/33 ............... 1,350 1,379,703
Series 12X, Class D, (3-mo.
EURIBOR + 3.20%), 6.86%,
04/15/33 ............... 1,880 1,880,445
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (3-mo.
EURIBOR + 1.70%), 5.48%,
11/15/31 ............... 345 357,037

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 1X, Class BE, (3-mo.
EURIBOR + 2.35%), 6.13%,
11/15/31 ............... EUR 500 $ 511,506
Tikehau CLO VII DAC, Series 7X,
Class A, (3-mo. EURIBOR + 2.00%),
5.70%, 10/20/35
(d)
........... 11,500 12,160,762
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (3-mo.
EURIBOR + 0.75%), 4.41%,
10/15/30 ............... 4,487 4,684,362
Series 1X, Class B1NE, (3-mo.
EURIBOR + 1.15%), 4.81%,
10/15/30 ............... 750 770,977
Voya Euro CLO II DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR + 1.67%), 5.33%,
07/15/35 ............... 250 256,012
Series 2A, Class CR, (3-mo.
EURIBOR + 2.15%), 5.81%,
07/15/35 ............... 250 252,240
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR +
1.65%), 5.31%, 04/15/33
(d)
..... 439 448,442
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR + 3.10%),
6.76%, 04/15/35
(a)
........... 660 653,776
231,469,175
Italy — 0.1%
(b)(d)
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
+ 0.75%), 4.62%, 12/24/44 ... 597 621,247
Series 2, Class C, (1-mo. EURIBOR
+ 1.15%), 5.02%, 12/24/44 ... 275 283,642
Series 2, Class D, (1-mo. EURIBOR
+ 2.35%), 6.22%, 12/24/44 ... 148 150,772
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
+ 0.95%), 4.82%, 12/25/46 ... 8,256 8,759,555
Series 3, Class B, (1-mo. EURIBOR
+ 2.35%), 6.22%, 12/25/46 ... 682 722,306
Series 3, Class C, (1-mo. EURIBOR
+ 3.35%), 7.22%, 12/25/46 ... 887 939,395
Series 3, Class D, (1-mo. EURIBOR
+ 5.35%), 9.21%, 12/25/46 ... 619 655,528
Brignole Co. SRL
Series 2021, Class B, (1-mo.
EURIBOR + 0.80%), 4.67%,
07/24/36 ............... 143 150,202
Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.47%,
07/24/36 ............... 100 104,178
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR + 2.90%), 6.85%,
09/22/43 ............... 2,706 2,852,666
Series 2023-2, Class C, (3-mo.
EURIBOR + 3.60%), 7.55%,
09/22/43 ............... 3,309 3,486,422
Series 2023-2, Class D, (3-mo.
EURIBOR + 5.70%), 9.65%,
09/22/43 ............... 2,785 2,932,164
Koromo Italy SRL, Series 1, Class A,
(1-mo. EURIBOR + 0.80%), 4.67%,
02/26/35 ................. 3,857 4,084,388
Security
Par (000)
Par (000) Value
Italy (continued)
Red & Black Auto Italy SRL
Series 1, Class D, (1-mo. EURIBOR
+ 2.85%), 6.69%, 12/28/31 ... EUR 493 $ 496,088
Series 2, Class A1, (1-mo.
EURIBOR + 1.00%), 0.00%,
07/28/34 ............... 7,023 7,427,888
Series 2, Class B, (1-mo. EURIBOR
+ 1.80%), 0.00%, 07/28/34 ... 929 983,462
Series 2, Class C, (1-mo. EURIBOR
+ 2.80%), 0.00%, 07/28/34 ... 1,012 1,071,307
Series 2, Class D, (1-mo. EURIBOR
+ 3.80%), 0.00%, 07/28/34 ... 355 375,797
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR +
1.00%), 4.85%, 07/27/48 ....... 2,950 3,121,349
39,218,356
Jersey, Channel Islands — 0.2%
(a)(b)
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR + 2.00%), 7.33%, 04/21/31 USD 21,500 21,372,385
AIMCO CLO 17 Ltd., Series 2022-17A,
Class F, (3-mo. CME Term SOFR +
8.71%), 14.04%, 07/20/35 ...... 950 941,625
AIMCO CLO 18 Ltd., Series 2022-18A,
Class E, (3-mo. CME Term SOFR +
8.65%), 13.98%, 07/20/35 ...... 1,500 1,483,210
Apidos CLO XL Ltd., Series 2022-40A,
Class E, (3-mo. CME Term SOFR +
7.69%), 13.00%, 07/15/35 ...... 1,500 1,487,752
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR +
8.55%), 13.63%, 04/25/35 ...... 2,000 1,973,480
Ballyrock CLO 21 Ltd., Series 2022-
21A, Class D, (3-mo. CME Term
SOFR + 8.76%), 14.09%, 10/20/35 1,000 998,391
Ballyrock CLO 23 Ltd., Series 2023-
23A, Class C, (3-mo. CME Term
SOFR + 5.20%), 10.19%, 04/25/36 1,000 1,017,618
Benefit Street Partners CLO XXVII Ltd.,
Series 2022-27A, Class E, (3-mo.
CME Term SOFR + 8.12%), 13.45%,
07/20/35 ................. 570 563,858
Benefit Street Partners CLO XXX Ltd.,
Series 2023-30A, Class D, (3-mo.
CME Term SOFR + 5.60%), 10.95%,
04/25/36 ................. 1,835 1,878,088
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR + 9.15%), 14.09%, 04/20/36 1,280 1,280,586
Stratus Static CLO Ltd., Series 2022-
3A, Class D, (3-mo. CME Term
SOFR + 5.29%), 10.62%, 10/20/31 1,000 992,856
Valley Stream Park CLO Ltd.
Series 2022-1A, Class E1, (3-mo.
CME Term SOFR + 8.38%),
13.71%, 10/20/34 ......... 5,500 5,464,105
Series 2022-1A, Class ER, (3-mo.
CME Term SOFR + 6.85%),
0.00%, 10/20/34 .......... 13,575 13,575,000
53,028,954
Luxembourg — 0.0%
(b)(d)
BL Consumer Credit
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.97%,
09/25/38 ............... EUR 528 556,083

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.65%), 5.52%,
09/25/38 ............... EUR 681 $ 713,765
Series 2021-1, Class E, (1-mo.
EURIBOR + 2.85%), 6.72%,
09/25/38 ............... 355 361,735
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR + 1.75%), 5.45%,
11/14/34 ............... 1,494 1,577,620
Series 2020-1, Class D, (1-mo.
EURIBOR + 2.50%), 6.20%,
11/14/34 ............... 613 644,535
3,853,738
Netherlands — 0.0%
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR + 1.35%), 5.06%,
07/27/32
(b)(d)
............... 2,890 2,959,480
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA
(d)
Series 2, Class D, (1-mo. EURIBOR
+ 2.85%), 6.72%, 09/23/38
(b)
.. 670 695,492
Series 7, Class SEN, 0.70%,
02/12/24 ............... 1,329 1,391,860
2,087,352
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class B, (1-mo.
EURIBOR + 0.80%), 4.67%,
01/31/39 ............... 796 833,990
Series 2021-SP, Class C, (1-mo.
EURIBOR + 1.05%), 4.92%,
01/31/39 ............... 1,285 1,336,799
Series 2021-SP, Class D, (1-mo.
EURIBOR + 1.55%), 5.42%,
01/31/39 ............... 551 567,987
Series 2021-SP, Class E, (1-mo.
EURIBOR + 2.65%), 6.52%,
01/31/39 ............... 306 311,333
Series 2021-SP, Class F, (1-mo.
EURIBOR + 3.90%), 7.77%,
01/31/39 ............... 122 124,518
Series 2022-SP, Class C, (1-mo.
EURIBOR + 2.80%), 6.67%,
01/27/40 ............... 1,394 1,497,158
Series 2022-SP, Class D, (1-mo.
EURIBOR + 4.20%), 8.07%,
01/28/40 ............... 348 372,029
Series 2022-SP, Class E, (1-mo.
EURIBOR + 7.00%), 10.87%,
01/29/40 ............... 2,004 2,120,589
Autonoria Spain 2023 FT
(b)
Series 2023-SP, Class A, (1-mo.
EURIBOR + 0.70%), 4.57%,
09/30/41 ............... 5,600 5,922,311
Series 2023-SP, Class B, (1-mo.
EURIBOR + 1.15%), 5.02%,
09/30/41 ............... 500 528,776
Series 2023-SP, Class C, (1-mo.
EURIBOR + 2.00%), 5.87%,
09/30/41 ............... 1,700 1,797,828
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2023-SP, Class D, (1-mo.
EURIBOR + 2.90%), 6.77%,
09/30/41 ............... EUR 600 $ 634,524
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR + 0.95%), 4.85%,
03/21/33
(b)
.............. 348 362,552
Series 2020-1, Class C, (3-mo.
EURIBOR + 1.95%), 5.85%,
03/21/33
(b)
.............. 104 108,374
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 174 174,122
16,692,890
United Kingdom — 0.3%
Azure Finance No. 2 plc, Series
2, Class C, (Sterling Overnight
Index Average + 3.00%), 8.19%,
07/20/30
(b)(d)
............... GBP 527 643,835
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average + 0.80%),
5.99%, 04/19/31
(b)(d)
.......... 3,454 4,222,077
Dowson plc
(b)(d)
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 6.39%, 10/20/28 .... 1,126 1,375,508
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.79%, 10/20/28 .... 1,300 1,580,215
Series 2022-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.44%, 01/20/29 .... 2,528 3,073,254
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.70%), 7.89%, 01/20/29 .... 725 872,657
Series 2022-2, Class C, (Sterling
Overnight Index Average +
3.70%), 8.89%, 08/20/29 .... 1,814 2,234,108
Series 2022-2, Class D, (Sterling
Overnight Index Average +
5.25%), 10.44%, 08/20/29 .... 989 1,216,634
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(d)
... 3,324 3,446,952
Series B1,  (Sterling Overnight
Index Average + 1.92%), 7.12%,
12/15/34
(b)
.............. 2,472 2,352,645
Series B2,  (1D GBOIS at 0.83%
Floor + 2.20%), 7.38%,
03/15/36
(b)(d)
............. 100 95,179
Hermitage 2023 plc, Series 2023-
1, Class B, (Sterling Overnight
Index Average + 2.45%), 7.64%,
09/21/33
(b)(d)
............... 891 1,092,080
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
+ 3.75%), 8.95%, 05/15/33
(b)(d)
... 1,425 1,742,511
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (Sterling
Overnight Index Average +
1.55%), 6.75%, 03/15/29 .... 775 942,749
Series 2021-3X, Class A1, (Sterling
Overnight Index Average +
0.90%), 6.10%, 11/15/29 ..... 2,321 2,818,593

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-3X, Class B, (Sterling
Overnight Index Average +
1.35%), 6.55%, 11/15/29 ..... GBP 677 $ 819,101
Series 2022-2X, Class C, (Sterling
Overnight Index Average +
5.00%), 10.20%, 07/15/30 .... 3,271 4,076,589
PCL Funding V plc, Series 2021-
1, Class C, (Sterling Overnight
Index Average + 1.70%), 6.90%,
10/15/25
(b)(d)
............... 116 141,450
PCL Funding VI plc
(b)(d)
Series 2022-1, Class A, (Sterling
Overnight Index Average +
1.40%), 6.60%, 07/15/26 .... 14,896 18,193,802
Series 2022-1, Class B, (Sterling
Overnight Index Average +
3.10%), 8.30%, 07/15/26 .... 1,937 2,376,843
PCL Funding VIII plc
(b)(d)
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.18%), 6.38%, 05/15/28 .... 6,070 7,413,554
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.50%), 7.70%, 05/15/28 .... 1,125 1,373,292
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.50%), 8.70%, 05/15/28 .... 712 869,140
Satus plc
(b)(d)
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.89%, 08/17/28 .... 14 17,427
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.20%), 6.39%, 08/17/28 .... 400 488,877
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.79%, 08/17/28 .... 300 365,552
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.90%), 7.09%, 08/17/28 .... 200 241,793
Series 2021-1, Class E, (Sterling
Overnight Index Average +
3.20%), 8.39%, 08/17/28 .... 166 198,503
Tower Bridge Funding plc
(b)(d)
Series 2022-1X, Class A, (Sterling
Overnight Index Average +
0.72%), 5.91%, 12/20/63 .... 4,185 5,085,545
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
2.20%), 7.44%, 10/20/64 .... 1,469 1,795,673
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
3.15%), 8.39%, 10/20/64 .... 993 1,214,691
Series 2023-1X, Class D, (Sterling
Overnight Index Average +
4.30%), 9.54%, 10/20/64 .... 1,116 1,364,543
Trafford Centre Finance Ltd. (The),
Series B2,  (Sterling Overnight
Index Average + 0.94%), 6.18%,
07/28/35
(b)(d)
............... 3,400 2,917,767
Turbo Finance plc, Series 9, Class B,
(Sterling Overnight Index Average +
1.65%), 6.84%, 08/20/28
(b)(d)
.... 481 586,892
Unique Pub Finance Co. plc (The)
(d)
Series A4,  5.66%, 06/30/27 .... 4,927 5,906,553
Series M,  7.39%, 03/28/24
(e)
.... 2,958 3,519,379
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series N,  6.46%, 03/30/32
(e)
.... GBP 4,765 $ 5,579,024
92,254,987
United States — 6.6%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(e)
USD 7,942 7,789,842
522 Funding CLO Ltd.
(a)(b)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR + 1.30%),
6.63%, 10/20/31 .......... 250 249,201
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR + 2.31%),
7.64%, 10/20/31 .......... 750 738,083
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD +
0.30%), 5.95%, 05/25/36
(b)
..... 2,237 2,176,638
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR + 0.37%),
5.69%, 05/25/37 .......... 7,176 1,222,102
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR + 0.71%),
6.03%, 05/25/37 .......... 354 60,387
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)
........ 4,314 3,679,036
ACREC LLC, Series 2023-FL2, Class A,
(1-mo. CME Term SOFR + 2.23%),
7.56%, 02/19/38
(a)(b)
.......... 11,660 11,635,140
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)
.............. 96 46,282
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 358 590,276
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 841 831,205
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,855,912
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,577 14,076,658
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 5,889 5,677,674
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,799,877
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,663 15,488,185
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 19,986 18,762,962
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,601,119
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,094 16,754,855
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 43,213 39,662,687
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 10,151,804
Series 2021-D, Class C, 0.00%,
03/25/60
(b)
.............. 15,967 17,748,640
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 43,502 36,595,617
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,637 6,872,276
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 4,099,207

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class B3, 4.08%,
12/25/60
(b)
.............. USD 12,736 $ 5,329,522
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 8,544 6,629,453
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 156 72,462
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 178,958 7,377,937
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 78,636 70,378,134
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 11,119,300
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 22,205 20,163,490
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 72,947 68,281,410
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 13,313,320
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,949 25,483,229
Series 2023-B, Class A, 4.25%,
10/25/62
(e)
.............. 33,895 31,546,561
Series 2023-B, Class B, 4.25%,
10/25/62
(e)
.............. 3,314 2,647,986
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 8,452 3,104,922
Series 2023-B, Class SA, 0.00%,
10/25/62 ............... 2,491 1,819,463
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 8,534,286
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,034 220
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 1,970,079
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,700,634
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,109,901
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,186,888
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,123,882
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 5,852,425
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 3,560,275
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(a)
..... 878 771,720
Arbor Realty Commercial Real Estate
Notes Ltd.
(a)(b)
Series 2021-FL1, Class A, (1-mo.
CME Term SOFR at 0.97% Floor
+ 1.08%), 6.42%, 12/15/35 ... 1,571 1,553,816
Series 2021-FL4, Class A, (1-mo.
CME Term SOFR + 1.46%),
6.80%, 11/15/36 .......... 4,512 4,449,467
Series 2022-FL1, Class A, (SOFR
30 day Average + 1.45%), 6.76%,
01/15/37 ............... 1,959 1,933,288
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.21%
Floor + 2.11%), 7.44%, 02/17/28
(a)(b)
5,720 5,687,825
Security
Par (000)
Par (000) Value
United States (continued)
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.24% Floor +
0.59%), 5.91%, 05/25/35
(b)
..... USD 5,468 $ 4,749,169
Arm Master Trust LLC
(a)
Series 2021-T1, Class A, 2.43%,
11/15/27 ............... 3,429 3,229,942
Series 2023-T1, Class A, 6.56%,
02/17/25 ............... 2,751 2,746,825
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,059,208
Series 1998-2, Class B1, 7.32%,
12/10/25 ............... 8,475 1,512,933
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 703,992
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. CME Term
SOFR + 2.34%), 7.72%, 05/17/31
(a)(b)
250 246,787
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR + 1.11%),
6.43%, 05/28/39 .......... 20,092 15,802,331
Series 2004-B, Class A2, (1-mo.
CME Term SOFR + 1.41%),
6.73%, 05/28/39 .......... 813 680,082
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 6.43%, 02/28/40 ... 9,794 8,561,408
Series 2005-E, Class A1, (1-mo.
CME Term SOFR + 1.11%),
6.43%, 12/28/40 .......... 566 570,437
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 921,989
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 884,720
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 675,600
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR + 1.84%),
7.16%, 08/25/34 .......... 76 75,077
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR + 1.13%),
5.06%, 12/25/35 .......... 4,515 6,553,929
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR + 0.45%),
5.77%, 09/25/36 .......... 2,055 2,014,478
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR + 0.63%),
5.95%, 10/25/36 .......... 2,391 2,058,433
Series 2007-FS1, Class 1A3, (1-mo.
CME Term SOFR + 0.45%),
5.77%, 05/25/35 .......... 451 443,985
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR + 0.43%),
5.75%, 03/25/37 .......... 3,118 2,682,659
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR + 0.25%),
5.57%, 03/25/37 .......... 1,820 1,630,109

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR + 0.25%),
5.57%, 03/25/37 .......... USD 2,365 $ 2,127,261
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR + 0.36%),
5.68%, 04/25/37 .......... 1,040 1,500,138
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR + 0.46%),
5.78%, 04/25/37 .......... 18,480 18,479,741
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 2,821 2,630,904
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,759,793
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 138,359
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,332,518
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 419,886
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,578,993
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR + 1.21%),
6.58%, 08/14/30
(a)(b)
.......... 1,228 1,225,308
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR + 0.74%),
6.06%, 01/25/36 .......... 1,620 1,262,092
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
5.59%, 10/25/36 .......... 1,027 981,343
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
16,679 15,798,620
C-BASS Trust, Series 2006-CB7, Class
A4, (1-mo. CME Term SOFR +
0.43%), 5.75%, 10/25/36
(b)
..... 1,122 704,170
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 5.63%, 05/25/37 12,389 7,951,483
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 5.70%, 05/25/37 5,628 3,611,956
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR + 0.28%),
5.60%, 07/25/45 .......... 5,981 4,063,021
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR + 0.43%),
5.75%, 12/25/36
(a)
......... 6,812 3,762,861
College Avenue Student Loans LLC
(a)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 5,585 4,913,530
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,068 954,138
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,665 1,428,698
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 900 791,070
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 193,108
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 453,565
Security
Par (000)
Par (000) Value
United States (continued)
Conseco Finance Corp.
(b)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... USD 2,327 $ 2,251,242
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 2,143 2,086,926
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 1,566 1,496,327
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 627 576,285
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,730 1,647,493
Series 1998-8, Class M1, 6.98%,
09/01/30 ............... 5,704 5,301,257
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,541 972,246
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,726 1,001,246
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,152 795,877
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,128 954,774
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,749,825
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 3,282,148
Countrywide Asset-Backed Certificates,
Series 2006-12, Class 1A, (1-mo.
CME Term SOFR + 0.37%), 5.69%,
12/25/36
(b)
................ 2,646 2,355,901
Credit-Based Asset Servicing &
Securitization LLC
(b)
Series 2006-CB2, Class AF4, 3.05%,
12/25/36
(e)
.............. 1,029 820,237
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(a)(e)
............. 1,423 1,360,182
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 11,806 641,409
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR + 0.45%),
5.77%, 07/25/37
(a)
......... 1,418 892,749
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(a)
...... 2,254 1,993,423
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 4.52%,
04/25/36 ............... 5,788 4,838,108
Series 2006-11, Class 3AV2, (1-mo.
CME Term SOFR + 0.43%),
5.75%, 09/25/46 .......... 28 27,393
Series 2006-18, Class M1, (1-mo.
CME Term SOFR + 0.56%),
5.88%, 03/25/37 .......... 12,932 10,029,715
Series 2006-22, Class M1, (1-mo.
CME Term SOFR + 0.34%),
5.66%, 05/25/47 .......... 1,522 1,171,641
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 16.00%
Cap + 0.38%), 5.72%, 03/15/34
(b)
. 186 179,298
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.56%,
01/25/29
(e)
.............. 122 172,841
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 251 295,926

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (1-
mo. CME Term SOFR at 16.00%
Cap + 0.41%), 5.75%, 12/15/33 USD 6 $ 5,551
Series 2006-RES, Class 5B1A, (1-
mo. CME Term SOFR at 16.00%
Cap + 0.30%), 5.64%, 05/15/35 16 16,304
Series 2006-RES, Class 5B1B, (1-
mo. CME Term SOFR at 16.00%
Cap + 0.30%), 5.64%, 05/15/35 121 119,006
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 16.00% Cap
+ 0.29%), 5.63%, 05/15/35 ... 399 393,260
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 16.00% Cap
+ 0.29%), 5.63%, 05/15/36 ... 1,803 1,735,104
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 16.00% Cap
+ 0.26%), 5.60%, 11/15/36 ... 1,014 990,922
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR + 0.25%),
5.59%, 01/15/37 .......... 541 484,457
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
+ 1.18%), 6.49%, 10/15/30
(a)(b)
... 10,678 10,632,741
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class D, (3-mo.
CME Term SOFR + 6.31%),
11.62%, 07/15/36 ......... 5,000 4,765,341
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,894,235
Eaton Vance CLO Ltd.
(a)(b)
Series 2014-1RA, Class A2, (3-mo.
CME Term SOFR + 1.75%),
7.06%, 07/15/30 .......... 1,750 1,730,977
Series 2018-1A, Class C, (3-mo.
CME Term SOFR + 2.46%),
7.77%, 10/15/30 .......... 1,000 987,045
Series 2019-1A, Class ER, (3-mo.
CME Term SOFR + 6.76%),
12.07%, 04/15/31 ......... 2,500 2,407,099
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 2,062,500
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,273,986
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(a)
..... 6,818 6,628,429
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... 2,267 1,926,378
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR + 1.16%),
6.48%, 10/25/34 .......... 2,818 2,510,536
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.35%), 5.67%, 10/25/36 ... 4,639 3,048,052
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.16%
Floor + 0.43%), 5.75%, 10/25/36 2,720 1,738,056
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR + 0.53%),
5.85%, 12/25/36 .......... USD 5,164 $ 2,120,442
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,107,250
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 6,942,522
Series 2022-SFR1, Class E2,
5.00%, 05/17/39 .......... 5,000 4,474,540
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,436,200
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
+ 1.24%), 6.61%, 05/15/30
(a)(b)
... 5,392 5,355,433
Foundation Finance Trust
(a)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 7,554 6,728,359
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 8,412 8,197,986
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR + 0.39%),
5.71%, 02/25/37 .......... 5,190 3,933,951
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR + 0.45%),
5.77%, 02/25/37 .......... 5,338 1,766,564
Frontier Issuer LLC, Series 2023-1,
Class A2, 6.60%, 08/20/53
(a)
.... 35,779 34,138,118
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR + 2.30%),
7.63%, 06/19/37 .......... 9,954 9,857,979
Series 2022-FL6, Class A, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.58%), 7.91%, 08/17/37 ... 24,153 24,092,617
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR + 2.90%),
8.23%, 10/19/39 .......... 11,152 11,158,197
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 6.50%, 08/27/51
(a)(b)
.... 6,544 6,143,116
GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, 8.35%,
05/25/53
(a)(e)
............... 13,380 13,410,567
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 07/20/31
(a)(b)
.... 5,083 5,070,844
Goldman Home Improvement Trust
Issuer Trust
(a)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 4,583 4,077,402
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 6,709 6,648,469
GoodLeap Sustainable Home Solutions
Trust
(a)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 17,466 13,005,352
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 11,317 10,096,287
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 9,833 9,107,322
Series 2023-3C, Class A, 6.50%,
07/20/55 ............... 10,817 10,638,387

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... USD 777 $ 771,775
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,777 2,426,556
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.85%, 01/20/30 ... 1,825 1,822,082
Series 2017-1A, Class B, (3-mo.
CME Term SOFR + 1.91%),
7.24%, 01/20/30 .......... 5,000 4,954,500
Series 2017-1A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.56%), 8.89%, 01/20/30 ... 3,950 3,904,761
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR + 0.81%),
6.13%, 12/25/35 .......... 1,962 841,039
Series 2006-4, Class 1A1, 3.66%,
03/25/36 ............... 3,782 2,576,952
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,441 275,122
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.51%), 5.83%, 01/25/47 ... 3,027 1,533,628
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 2.25% Floor
+ 3.49%), 8.81%, 02/25/47 ... 3,414 3,173,230
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(a)
16,232 15,232,279
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR + 0.71%),
6.03%, 07/25/36 .......... 4,008 3,539,662
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR + 0.41%),
5.73%, 05/25/37 .......... 4,815 3,628,222
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR +
2.14%), 3.73%, 07/25/34
(b)
..... 902 862,905
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(b)(e)
............... 7,098 799,427
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 13.00% Cap +
0.39%), 5.71%, 12/25/36
(a)(b)
.... 73 69,206
JPMorgan Mortgage Acquisition Trust
(b)
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR + 0.52%),
5.84%, 05/25/36 .......... 2,153 2,065,071
Series 2007-CH1, Class MF1,
4.58%, 11/25/36
(e)
......... 11,109 10,653,759
Kapitus Asset Securitization LLC,
Series 2022-1A, Class A, 3.38%,
07/10/28
(a)
................ 16,278 15,339,526
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (3-mo.
LIBOR USD + 1.25%), 6.87%,
07/28/42 ............... 6,597 6,169,552
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR + 1.56%),
6.95%, 12/27/38 .......... 11,764 11,239,456
Security
Par (000)
Par (000) Value
United States (continued)
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. USD 8,074 $ 7,552,372
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,435 724,801
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,950 3,932,918
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 6,701 6,685,356
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 573 526,435
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR + 0.20%), 5.52%,
06/25/37
(a)(b)
............... 907 568,022
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 2,945,456
Lendmark Funding Trust
(a)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,587,903
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,087,139
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 18,829,186
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,369,023
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... 3,330 3,396,444
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)(c)
18,267 13,462,765
Long Beach Mortgage Loan Trust
(b)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.47%), 5.79%, 03/25/46 ... —
(f)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.73%, 06/25/36 ... 8,152 3,782,835
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.16% Floor
+ 0.43%), 5.75%, 08/25/36 ... 18,518 7,036,819
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.64%),
6.94%, 01/17/30
(a)(b)
.......... 3,750 3,703,125
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (1-mo. CME Term SOFR +
3.36%), 8.68%, 03/25/32
(b)
..... 495 494,347
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,475,952
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,820,953
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 15,767 15,306,344
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 6,926 6,464,210
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,328,328
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,007,115
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,007,161

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... USD 1,180 $ 985,949
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,113,916
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 930,462
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 1,952,990
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,734,583
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.63%), 5.95%, 06/25/36
(a)
.. 3,233 2,774,198
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR + 0.39%),
5.71%, 05/25/37 .......... 5,000 3,798,616
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR + 0.63%), 5.95%, 06/25/46
(a)(b)
787 743,694
Mercury Financial Credit Card Master
Trust, Series 2022-1A, Class A,
2.50%, 09/21/26
(a)
........... 25,274 24,193,438
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR + 0.59%),
5.91%, 05/25/37 .......... 3,918 2,799,386
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR + 3.61%),
8.93%, 10/25/37 .......... 3,894 3,478,273
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR + 0.50%),
5.82%, 08/25/37 .......... 1,119 866,343
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR + 0.29%),
5.61%, 06/25/37 .......... 2,798 618,585
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR + 2.07%),
0.00%, 10/19/38
(a)(b)
.......... 4,192 4,171,040
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2022-FL10,
Class A, (1-mo. CME Term SOFR +
2.64%), 7.96%, 09/17/37
(a)(b)
.... 5,160 5,168,050
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 9,944 8,655,632
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 16,885 14,080,085
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR + 0.98%),
6.30%, 09/25/35 .......... 7,517 5,881,194
Series 2007-SEA1, Class 2A1, (1-
mo. CME Term SOFR + 3.91%),
9.23%, 02/25/47
(a)
......... 914 829,199
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR + 0.43%),
5.75%, 04/25/36
(b)
........... 2,361 1,675,381
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 9,119 8,109,429
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... USD 1,965 $ 1,621,256
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 13,621 12,306,776
Series 2022-2A, Class A, 4.38%,
01/21/53 ............... 3,933 3,576,806
Series 2022-3A, Class A, 6.10%,
06/20/53 ............... 3,407 3,349,413
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 9,657 9,132,353
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR + 0.52%), 5.84%,
04/25/37
(b)
................ 5,455 4,813,237
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 13,775,428
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,461,332
Navient Private Education Refi Loan
Trust
(a)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 163 154,049
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,313,838
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
14,358 13,781,739
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,748,010
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 6,993,282
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,284,003
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 19,046 18,655,051
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 33,131,048
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,520,363
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,477,606
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 19,142,115
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,236,070
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,208,039
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 18,310,649
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 964,147
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,474,196
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 10,409,381
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,643,881
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 501,422
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR + 0.79%), 6.11%,
12/25/35
(b)
................ 3,933 3,073,572

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(a)
................ USD 6,607 $ 5,366,594
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR + 0.51%), 5.83%, 10/25/36
(a)(b)
99 112,055
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,600 690,016
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,309 683,577
OneMain Financial Issuance Trust
(a)
Series 2019-2A, Class A, 3.14%,
10/14/36 ............... 2,415 2,185,578
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 11,083,024
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,309,550
Series 2021-1A, Class A2, (SOFR
30 day Average + 0.76%), 6.07%,
06/16/36
(b)
.............. 4,537 4,439,200
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 662,516
Series 2022-2A, Class A, 4.89%,
10/14/34 ............... 20,203 19,777,288
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 16,939,197
Series 2022-3A, Class A, 5.94%,
05/15/34 ............... 38,260 38,007,553
Series 2023-1A, Class A, 5.50%,
06/14/38 ............... 10,585 10,336,239
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 19,000 18,548,319
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 25,806,279
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 6,867,229
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,781,849
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 6,024 5,412,830
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 2,325 2,068,724
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR + 0.85%),
6.17%, 11/25/35
(b)
......... 6,618 5,340,534
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 5.64%, 03/25/37
(b)
.. 6,755 5,388,068
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 14,580 11,231,748
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 12,391 9,827,934
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 6,092 5,156,058
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,848 2,699,506
Series 2007-B, Class A1, (1-mo.
LIBOR USD at 1.20% Floor and
18.00% Cap + 1.20%), 6.65%,
10/15/37
(a)
.............. 1,453 1,402,862
Security
Par (000)
Par (000) Value
United States (continued)
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ USD 4,419 $ 3,764,632
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 2,603 2,514,466
PFS Financing Corp., Series 2022-
E,  7.00%, 10/15/26
(a)(c)
........ 25,000 25,170,000
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 15,066 14,312,224
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. 11,150 10,109,913
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 892,004
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,267,946
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,064,046
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,420,711
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,726 1,439,606
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,966 5,797,302
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,565,934
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 10,580,252
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,304,852
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,738,464
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,545,834
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,122,579
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,458,564
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,411,410
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,131,190
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 3,886,959
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. LIBOR USD
at 14.00% Cap + 0.62%), 4.71%,
07/25/34
(b)
................ 2,390 1,838,438
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (1-mo. CME Term SOFR
at 14.00% Cap + 0.35%), 5.91%,
11/25/36
(b)
................ 2,634 2,088,068
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR + 2.37%), 7.69%,
10/25/39
(a)(b)
............... 11,731 11,709,251
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 14,310 13,943,081
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,061,423
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,351,479

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-1, Class A, 1.68%,
03/17/31 ............... USD 2,083 $ 1,960,174
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,500 2,159,226
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,018,020
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 457,703
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,044,661
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,224,624
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,521,150
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 967,778
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,095,734
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,196,816
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 8,926,807
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 8,806,060
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,234,323
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 28,426 26,201,398
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,279,098
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,762,856
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,373,056
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(c)
43,330 37,697,100
Saxon Asset Securities Trust, Series
2007-1, Class M1, (1-mo. CME Term
SOFR + 0.40%), 5.72%, 01/25/47
(b)
3,227 2,882,850
Securitized Asset-Backed Receivables
LLC Trust
(b)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR + 1.12%),
6.44%, 10/25/35 .......... 570 408,066
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR + 0.33%),
5.65%, 02/25/37 .......... 678 281,355
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR + 0.65%),
5.97%, 02/25/37 .......... 7,231 2,998,837
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
9,748 8,861,186
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 22,866 21,514,639
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.16%
Floor + 0.43%), 5.75%, 07/25/36 2,351 482,062
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR + 0.32%),
5.64%, 10/25/36 .......... 4,623 3,178,796
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo.
CME Term SOFR + 1.24%),
6.57%, 04/20/29 .......... 1,034 1,030,530
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-1A, Class BR2, (3-mo.
CME Term SOFR + 1.76%),
7.09%, 04/20/29 .......... USD 23,708 $ 23,565,752
Series 2015-1A, Class CR2, (3-mo.
CME Term SOFR + 2.16%),
7.49%, 04/20/29 .......... 14,000 13,899,082
Series 2015-1A, Class DR2, (3-mo.
CME Term SOFR + 3.11%),
8.44%, 04/20/29 .......... 1,500 1,485,803
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.20%, 10/15/41
(a)(b)
... 21,098 22,290,944
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,185 9,779,280
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 5,949 5,703,163
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 4,981,261
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,372,984
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 19,968 16,709,568
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 1,173 998,354
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(a)
................ 1,014 892,261
SoFi Professional Loan Program Trust
(a)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 479,705
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 239,350
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 607,408
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (1-mo.
CME Term SOFR + 0.91%), 6.23%,
01/25/35
(b)
................ 99 89,067
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 8,063 7,317,034
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,275,791
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR +
2.51%), 7.85%, 04/17/38
(a)(b)
.... 1,870 1,806,091
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
15,419 13,481,792
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,271,785
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,574,496
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,239,839
UiPath, Inc., Series 2023-1, Class F,
3.60%, 09/25/28
(a)
........... 6,577 4,130,943
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(a)
................ 912 894,126
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(b)(e)
.. 20,283 18,271,648

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR + 0.47%),
5.79%, 09/25/36 .......... USD 12,669 $ 3,422,367
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR + 0.42%),
4.19%, 10/25/36 .......... 3,726 2,725,186
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
+ 0.51%), 5.83%, 06/25/37
(a)(b)
... 5,573 1,764,244
2,290,528,971
Total Asset-Backed Securities — 14.9%
(Cost: $5,510,527,287) ........................... 5,173,899,764
Shares
Shares
Common Stocks
Brazil — 0.0%
MercadoLibre, Inc.
(g)
............ 477 604,779
Canada — 0.0%
(g)
CTC Triangle BV
(c)
............. 1,318,669 14
Northern Graphite Corp. ......... 435,208 73,696
73,710
China — 0.0%
BYD Co. Ltd., Class H .......... 150,000 4,621,534
France — 0.0%
Accor SA ................... 17,855 600,543
Hermes International SCA ........ 309 563,254
Unibail-Rodamco-Westfield
(g)(h)
..... 11,936 586,958
1,750,755
Germany — 0.1%
ADLER Group SA
(g)
............ 432,415 218,297
ADLER Group SA
(a)(d)(g)
.......... 957,493 491,982
Covestro AG
(a)(d)(g)
.............. 134,578 7,236,925
Fresenius SE & Co. KGaA ........ 243,129 7,551,643
15,498,847
Italy — 0.0%
UniCredit SpA ................ 140,000 3,335,695
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. . 1,527,420 12,943,595
Mizuho Financial Group, Inc. ...... 558,440 9,481,170
Sumitomo Mitsui Financial Group, Inc. 260,540 12,799,300
35,224,065
Netherlands — 0.0%
ASML Holding NV ............. 5,392 3,174,542
Shell plc .................... 181,916 5,856,401
Shell plc, ADR ................ 10,800 695,304
9,726,247
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA . 80,253 649,482
Sweden — 0.0%
Swedbank AB, Class A .......... 36,095 663,477
Security
Shares
Shares Value
Switzerland — 0.0%
ABB Ltd. (Registered) ........... 16,926 $ 604,143
Alcon, Inc. .................. 7,727 596,273
1,200,416
United Kingdom — 0.1%
Barclays plc ................. 3,132,300 6,037,286
Genius Sports Ltd.
(g)
............ 1,345,384 7,170,897
Mobico Group plc ............. 2,543,814 2,742,285
NEW Look Retailers
(c)(g)
.......... 4,100,922 50
15,950,518
United States — 1.3%
Activision Blizzard, Inc. .......... 62,846 5,884,271
Adobe, Inc.
(g)
................. 1,185 604,231
Advanced Micro Devices, Inc.
(g)
.... 100,204 10,302,975
Aiven, Inc.
(c)(g)
................ 169,258 12,391,378
Alphabet, Inc., Class A
(g)
......... 54,709 7,159,220
Alphabet, Inc., Class C
(g)
......... 61,389 8,094,139
Amazon.com, Inc.
(g)
............ 50,000 6,356,000
Applied Materials, Inc. .......... 40,000 5,538,000
Astra Space, Inc., Class A
(g)
....... 69,879 129,276
Autodesk, Inc.
(g)
............... 2,898 599,625
Block, Inc., Class A
(g)
........... 11,111 491,773
Booking Holdings, Inc.
(g)
......... 206 635,294
Boyd Gaming Corp. ............ 7,185 437,064
Caesars Entertainment, Inc.
(g)
..... 50,447 2,338,218
California Resources Corp. ....... 170,875 9,570,709
Carlson Travel, Inc.
(g)
........... 17,611 55,774
Carnival Corp.
(g)
............... 40,575 556,689
Caterpillar, Inc. ............... 2,288 624,624
Chesapeake Energy Corp. ....... 29,530 2,546,372
Citigroup, Inc. ................ 85,740 3,526,486
Constellation Brands, Inc., Class A .. 36,481 9,168,770
Crown PropTech Acquisitions
(c)(g)
... 49,900 1
Crown PropTech Acquisitions
(c)(g)
... 229,536 146,903
Crown PropTech Acquisitions, Class A
(g)
133,068 1,397,214
CVS Health Corp. ............. 75,000 5,236,500
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 03/31/23, cost
$6,788,939)
(g)(i)(j)
............. —
(k)
33,312,274
Deere & Co. ................. 1,562 589,468
Delta Air Lines, Inc. ............ 14,937 552,669
DiamondRock Hospitality Co. ...... 714,358 5,736,295
Eaton Corp. plc ............... 2,809 599,103
Edison International ............ 9,255 585,749
Edwards Lifesciences Corp.
(g)
..... 8,297 574,816
Element Solutions, Inc. .......... 302,555 5,933,104
Eli Lilly & Co. ................ 25,585 13,742,471
Equinix, Inc. ................. 814 591,176
Equitrans Midstream Corp. ....... 32,689 306,296
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$27,387,008)
(c)(g)(i)
........... 403,700 29,005,845
First Citizens BancShares, Inc., Class A 4,575 6,313,957
Ford Motor Co. ............... 668,542 8,303,292
Forestar Group, Inc.
(g)
........... 118,660 3,196,700
Freeport-McMoRan, Inc. ......... 15,116 563,676
General Dynamics Corp. ......... 31,482 6,956,578
General Motors Co. ............ 365,570 12,052,843
Green Plains, Inc.
(g)
............ 308,129 9,274,683
Halliburton Co. ............... 113,175 4,583,587
HawkEye 360, Inc.
(c)(g)
........... 1,684,066 15,173,435
HCA Healthcare, Inc. ........... 19,543 4,807,187
Honeywell International, Inc. ...... 3,411 630,148
Informatica, Inc., Class A
(g)(l)
....... 345,173 7,272,795
Intuitive Surgical, Inc.
(g)
.......... 2,027 592,472

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
KINS Technology Group, Inc.
(c)(g)
.... 89,820 $ 467,962
KLA Corp. ................... 15,390 7,058,777
Las Vegas Sands Corp. ......... 117,031 5,364,701
Latch, Inc.
(g)
................. 715,325 672,405
Lennar Corp., Class A ........... 11,980 1,344,515
Lions Gate Entertainment Corp., Class
A
(g)(l)
..................... 567,024 4,808,364
Lockheed Martin Corp. .......... 7,529 3,079,060
Lululemon Athletica, Inc.
(g)
........ 1,714 660,936
M/I Homes, Inc.
(g)
.............. 49,582 4,166,871
Marathon Petroleum Corp. ....... 50,673 7,668,852
Marsh & McLennan Cos., Inc. ..... 3,289 625,897
Mastercard, Inc., Class A ......... 1,555 615,640
McDonald's Corp. ............. 13,300 3,503,752
Meritage Homes Corp. .......... 24,210 2,963,062
Micron Technology, Inc. .......... 70,000 4,762,100
Mr Cooper Group, Inc.
(g)
......... 112,359 6,017,948
Netflix, Inc.
(g)
................. 1,481 559,226
New Look Builders, Inc.
(c)(g)
....... 8,689,610 87
New York Community Bancorp, Inc. . 176,000 1,995,840
Northrop Grumman Corp. ........ 19,975 8,792,795
NVIDIA Corp. ................ 9,900 4,306,401
Opendoor Technologies, Inc.
(g)
..... 1,367,000 3,608,880
Park Hotels & Resorts, Inc. ....... 362,883 4,470,719
Phillips 66 ................... 72,657 8,729,739
Pioneer Natural Resources Co. .... 25,000 5,738,750
Playstudios, Inc.
(g)
............. 1,145,983 3,644,226
Proof Acquisition Corp. I
(c)(g)
....... 178,596 684,023
Rockwell Automation, Inc. ........ 32,219 9,210,446
RXO, Inc.
(g)
.................. 20,000 394,600
Sarcos Technology & Robotics Corp.
(g)
20,157 15,118
Sarcos Technology & Robotics Corp.
(g)
73,917 63,169
Sarcos Technology & Robotics Corp.
(g)
833,632 712,422
SBA Communications Corp. ...... 2,863 573,087
Schlumberger NV ............. 79,128 4,613,162
Service Properties Trust ......... 766,304 5,892,878
ServiceNow, Inc.
(g)
............. 1,098 613,738
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $609,993)
(c)(g)(i)
... 40,613 353,333
Sonder Holdings, Inc., Class A
(g)
.... 60,116 493,554
Space Exploration Technologies Corp.,
Class A, (Acquired 08/21/23, cost
$7,985,223)
(c)(g)(i)
............ 98,583 7,985,223
Space Exploration Technologies Corp.,
Class C, (Acquired 08/21/23, cost
$8,570,448)
(c)(g)(i)
............ 105,808 8,570,448
Stryker Corp. ................ 2,249 614,584
Sunstone Hotel Investors, Inc. ..... 331,117 3,095,944
Symbotic Corp., Class A
(g)
........ 12,922 431,982
Tesla, Inc.
(g)
.................. 28,932 7,239,365
Texas Capital Bancshares, Inc.
(g)
... 41,126 2,422,321
TransDigm Group, Inc.
(g)
......... 715 602,838
Transocean Ltd.
(g)(l)
............. 2,193,850 18,011,508
Uber Technologies, Inc.
(g)
........ 149,440 6,872,746
United States Steel Corp. ........ 283,092 9,194,828
Valero Energy Corp. ............ 55,427 7,854,560
Walt Disney Co. (The)
(g)
......... 25,000 2,026,250
Xenia Hotels & Resorts, Inc. ...... 423,967 4,994,331
464,206,088
Total Common Stocks — 1.6%
(Cost: $614,177,325) ............................. 553,505,613
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Argentina — 0.0%
Generacion Mediterranea SA, 9.88%
,
12/01/27
(a)
................ USD 11,648 $ 10,045,288
Australia — 0.3%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 3,856 3,097,756
BHP Billiton Finance Ltd., (5-Year EUR
Swap Annual + 4.80%), 5.63%
,
10/22/79
(b)(d)
............... EUR 6,900 7,318,515
FMG Resources August 2006 Pty. Ltd.
(a)
4.38%, 04/01/31 ............ USD 5,898 4,852,818
6.13%, 04/15/32 ............ 14,256 12,964,069
Glencore Capital Finance DAC, 1.13%
,
03/10/28
(d)
................ EUR 7,600 6,932,266
Glencore Finance Europe Ltd., 3.13%
,
03/26/26
(d)
................ GBP 8,000 9,161,409
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 4,407 4,451,070
Oceana Australian Fixed Income Trust
(c)
12.00%, 08/31/25 ........... AUD 11,002 7,065,248
12.50%, 08/31/26 ........... 16,502 10,589,802
12.50%, 08/31/27 ........... 27,503 17,638,846
Origin Energy Finance Ltd., 1.00%
,
09/17/29
(d)
................ EUR 15,502 14,885,590
Transurban Finance Co. Pty. Ltd.,
4.23%
,
04/26/33
(d)
........... 3,430 3,547,023
102,504,412
Austria — 0.1%
ams-OSRAM AG
(d)
0.00%, 03/05/25
(m)(n)
......... 14,800 13,841,809
6.00%, 07/31/25 ............ 3,088 3,224,579
2.13%, 11/03/27
(n)
........... 5,100 4,016,634
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(b)(d)(o)
....... 16,000 14,632,340
35,715,362
Belgium — 0.4%
Anheuser-Busch InBev SA
(d)
9.75%, 07/30/24 ............ GBP 27,461 34,527,409
4.00%, 09/24/25 ............ 4,900 5,830,522
Anheuser-Busch InBev Worldwide, Inc.,
3.50%
,
06/01/30 ............ USD 3,425 3,047,245
Azelis Finance NV, 5.75%
,
03/15/28
(d)
EUR 3,242 3,427,604
Elia Group SA/NV, (5-Year EUR Swap
Annual + 2.42%), 2.75%
(b)(d)(o)
.... 10,000 10,506,422
FLUVIUS System Operator CVBA,
3.88%
,
03/18/31
(d)
........... 20,200 20,865,551
KBC Bank NV, 3.75%
,
09/28/26
(d)
... 38,600 40,835,805
KBC Group NV
(b)(d)
(3-mo. EURIBOR + 0.95%), 4.50%,
06/06/26 ............... 6,500 6,865,019
(GUKG1 + 0.92%), 1.25%, 09/21/27 GBP 4,900 5,197,675
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(o)
.......... EUR 4,800 5,022,205
Solvay Finance SA, (5-Year EUR Swap
Annual + 3.70%), 5.43%
(b)(d)(o)
.... 4,172 4,399,820
Solvay SA, (5-Year EUR Swap Annual
+ 2.98%), 2.50%
(b)(d)(o)
......... 2,700 2,640,482
143,165,759

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil — 0.2%
Azul Investments LLP
5.88%, 10/26/24
(a)
........... USD 11,533 $ 10,754,523
5.88%, 10/26/24
(d)
........... 6,250 5,828,125
Azul Secured Finance LLP, 11.93%
,
08/28/28
(a)
................ 3,590 3,557,259
Banco do Brasil SA, 6.25%
,
04/18/30
(a)
4,011 3,890,169
Banco Votorantim SA, 4.50%
,
09/24/24
(d)
................ 3,726 3,631,546
Braskem Netherlands Finance BV
(a)
8.50%, 01/12/31 ............ 5,149 5,087,856
7.25%, 02/13/33 ............ 6,652 6,103,875
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)
... 2,820 2,777,051
BRF SA, 4.88%
,
01/24/30
(d)
....... 1,628 1,312,575
CSN Resources SA, 5.88%
,
04/08/32
(a)
1,771 1,427,426
Embraer Netherlands Finance BV
6.95%, 01/17/28
(a)
........... 4,000 3,997,320
6.95%, 01/17/28
(d)
........... 1,494 1,492,999
7.00%, 07/28/30
(a)
........... 5,570 5,509,148
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(a)
........... 7,218 5,491,017
7.25%, 06/30/31
(d)
........... 7,814 5,944,558
Minerva Luxembourg SA, 8.88%
,
09/13/33
(a)
................ 5,149 5,102,659
Suzano Austria GmbH
5.00%, 01/15/30 ............ 3,692 3,349,899
Series DM3N, 3.13%, 01/15/32 .. 3,492 2,676,618
Tupy Overseas SA, 4.50%
,
02/16/31
(d)
2,500 2,001,725
79,936,348
Canada — 0.7%
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
5,294 5,278,514
Alimentation Couche-Tard, Inc., 1.88%
,
05/06/26
(d)
................ EUR 7,908 7,859,691
ARI FCP Investments LP, 8.94%
,
01/30/25
(b)(c)
............... USD 2,920 2,832,354
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 3,900 3,511,248
5.00%, 06/15/29 ............ 2,892 2,380,320
Canadian Pacific Railway Co.
1.35%, 12/02/24 ............ 8,300 7,868,601
2.90%, 02/01/25 ............ 10,000 9,626,224
4.00%, 06/01/28 ............ 16,455 15,449,657
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 1,621 1,589,232
Hammerhead Resources, Inc., Series
AI, 12.00%
,
07/10/22
(c)
........ 15,900 15,899,716
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 99,478 97,908,786
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,229 5,684,780
4.63%, 03/01/30 ............ 7,171 6,103,091
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 3,053 2,999,540
Rogers Communications, Inc.
2.95%, 03/15/25 ............ 16,000 15,259,524
3.80%, 03/15/32 ............ 23,605 19,616,374
Toronto-Dominion Bank (The)
2.80%, 03/10/27 ............ 1,414 1,285,333
2.88%, 04/05/27
(d)
........... GBP 4,900 5,426,197
226,579,182
Security
Par (000)
Par (000) Value
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
(d)(o)
..... USD 3,340 $ 83,587
Chile — 0.1%
Engie Energia Chile SA, 3.40%
,
01/28/30
(d)
................ 4,385 3,612,495
Kenbourne Invest SA
6.88%, 11/26/24
(d)
........... 3,100 2,582,300
6.88%, 11/26/24
(a)
........... 12,169 10,136,777
4.70%, 01/22/28
(a)
........... 1,288 791,476
4.70%, 01/22/28
(d)
........... 2,092 1,285,534
18,408,582
China — 0.2%
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(d)(g)(p)
.. CNY 2,990 —
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(g)(n)(p)
... EUR 13,600 6,912,109
Fantasia Holdings Group Co. Ltd.
(d)(g)(p)
6.95%, 12/17/21 ............ USD 3,180 127,200
11.75%, 04/17/22 ........... 10,350 414,000
7.95%, 07/05/22 ............ 5,938 259,728
11.88%, 06/01/23 ........... 3,142 125,680
9.88%, 10/19/23 ............ 3,695 147,800
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 2,561 1,993,124
iQIYI, Inc., 6.50%
,
03/15/28
(d)(n)
.... 14,400 12,546,720
Luye Pharma Group Ltd., 6.25%
,
07/06/28
(d)(n)
............... 8,084 7,427,730
Meituan, 3.05%
,
10/28/30
(d)
....... 1,500 1,162,500
New Metro Global Ltd., 4.50%
,
05/02/26
(d)
................ 853 189,682
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(c)(d)(g)(p)
............. HKD 8,000 —
NXP BV
3.88%, 06/18/26 ............ USD 17,425 16,540,158
4.40%, 06/01/27 ............ 8,300 7,872,965
4.30%, 06/18/29 ............ 5,475 5,007,873
3.40%, 05/01/30 ............ 12,472 10,675,097
5.00%, 01/15/33 ............ 7,235 6,623,498
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
2,660 810,626
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(d)
................ 2,318 846,997
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 1,165 1,039,763
80,723,250
Colombia — 0.1%
ABRA Global Finance, 11.50%
,
(11.50%
Cash or 11.50% PIK), 03/02/28
(a)(q)
8,496 6,766,328
AI Candelaria Spain SA, 7.50%
,
12/15/28
(d)
................ 4,085 3,733,413
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
11,125 9,447,797
Oleoducto Central SA, 4.00%
,
07/14/27
(d)
................ 6,049 5,389,659
Promigas SA ESP, 3.75%
,
10/16/29
(a)
4,488 3,691,380
SierraCol Energy Andina LLC, 6.00%
,
06/15/28
(d)
................ 3,437 2,725,129
SURA Asset Management SA, 4.88%
,
04/17/24
(d)
................ 4,442 4,370,373
36,124,079
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 1,750 1,748,757

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cyprus — 0.0%
ASG Finance DAC, 7.88%
,
12/03/24
(a)
USD 6,607 $ 6,419,824
Bank of Cyprus PCL, (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(b)(d)
............... EUR 5,397 5,128,191
11,548,015
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(d)
........... 5,143 5,480,936
Denmark — 0.1%
(d)
Danske Bank A/S
(b)
(1-Year EUR Swap Annual +
0.85%), 1.38%, 02/17/27 .... 15,000 14,688,406
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 8,000 8,508,548
Nassa Topco A/S, 2.88%
,
04/06/24 .. EUR 3,200 3,327,715
26,524,669
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 2,568 2,485,824
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(d)
........... EUR 6,473 5,736,630
4.88%, 02/04/28
(a)
........... USD 2,800 2,327,262
Nordea Bank Abp, (3-mo. EURIBOR +
0.48%), 3.63%
,
02/10/26
(b)(d)
.... EUR 7,000 7,306,006
15,369,898
France — 2.2%
Accor SA
(b)(d)(o)
(5-Year EUR Swap Annual +
4.56%), 4.38% ........... 3,400 3,558,589
(5-Year EUR Swap Annual +
3.25%), 2.63% ........... 3,900 3,900,618
Air France-KLM
(d)
0.13%, 03/25/26
(n)
........... 10,201 1,859,390
7.25%, 05/31/26 ............ 5,900 6,378,125
8.13%, 05/31/28 ............ 3,600 3,962,500
Altice France SA
(d)
2.50%, 01/15/25 ............ 14,890 14,876,618
2.13%, 02/15/25 ............ 256 254,417
5.88%, 02/01/27 ............ 9,441 8,565,781
4.25%, 10/15/29 ............ 2,798 2,137,289
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(b)(d)(o)
......... 2,300 2,161,224
Atos SE
(d)
0.00%, 11/06/24
(m)(n)
......... 10,200 9,013,871
1.75%, 05/07/25 ............ 300 262,830
AXA SA
(b)(d)
(3-mo. EURIBOR + 3.60%), 4.25%,
03/10/43 ............... 9,500 9,044,510
(3-mo. EURIBOR + 3.60%), 5.50%,
07/11/43 ............... 4,960 5,130,633
Banijay Entertainment SASU, 7.00%
,
05/01/29
(d)
................ 5,950 6,235,217
Banque Federative du Credit Mutuel
SA
(d)
3.00%, 09/11/25 ............ 11,000 11,309,350
4.88%, 09/25/25 ............ GBP 21,000 25,125,288
3.88%, 01/26/28 ............ EUR 15,500 15,974,479
4.00%, 11/21/29 ............ 10,400 10,827,280
3.75%, 02/01/33 ............ 7,000 7,042,406
4.13%, 06/14/33 ............ 18,400 18,941,814
BNP Paribas SA
(USISOA05 + 4.15%), 6.63%
(a)(b)(o)
USD 2,661 2,623,971
Security
Par (000)
Par (000) Value
France (continued)
(5-Year USD Swap Semi + 5.15%),
7.38%
(b)(d)(o)
.............. USD 734 $ 717,841
3.38%, 01/23/26
(d)
........... GBP 14,900 17,108,718
(3-mo. EURIBOR + 0.70%), 0.25%,
04/13/27
(b)(d)
............. EUR 9,000 8,525,474
1.88%, 12/14/27
(d)
........... GBP 4,900 5,051,920
(3-mo. EURIBOR + 1.37%), 2.75%,
07/25/28
(b)(d)
............. EUR 9,000 8,893,143
(3-mo. EURIBOR + 0.95%), 0.50%,
09/01/28
(b)(d)
............. 9,100 8,205,845
(5-Year EUR Swap Annual +
4.65%), 6.88%
(b)(d)(o)
........ 3,200 3,213,702
(3-mo. EURIBOR + 0.83%), 0.88%,
07/11/30
(b)(d)
............. 7,000 5,965,508
2.10%, 04/07/32
(d)
........... 8,000 6,916,952
(5-Year EUR Swap Annual +
1.17%), 0.88%, 08/31/33
(b)(d)
.. 3,500 2,948,614
Series TMO, (BFRTMO - 0.25%),
0.00%
(b)(o)
............... 1,983 1,489,781
BPCE SA
(b)(d)
(3-mo. EURIBOR + 1.00%), 0.50%,
09/15/27 ............... 15,000 14,078,077
(5-Year EUR Swap Annual +
1.57%), 1.75%, 02/02/34 .... 8,000 6,885,370
(3-mo. EURIBOR + 1.83%), 4.75%,
06/14/34 ............... 19,100 19,839,951
(5-Year EUR Swap Annual +
2.50%), 5.13%, 01/25/35 .... 21,600 21,900,025
Burger King France SAS, (3-mo.
EURIBOR + 4.75%), 8.48%
,
11/01/26
(b)(d)
............... 3,800 4,017,871
Casino Guichard Perrachon SA
(b)(g)(o)(p)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
0.00% ................. 11,374 52,911
(5-Year EURIBOR ICE Swap Rate +
3.82%), 3.99%
(d)
.......... 9,500 11,048
Clariane SE, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
9.08%), 4.13%
(b)(d)(o)
.......... GBP 9,000 7,770,085
Credit Agricole SA
7.38%, 12/18/23 ............ 2,950 3,601,383
2.63%, 03/17/27
(d)
........... EUR 11,500 11,322,681
(GUKG1 + 2.60%), 5.75%,
11/29/27
(b)(d)
............. GBP 22,500 27,056,169
2.50%, 08/29/29
(d)
........... EUR 18,000 17,407,008
4.88%, 10/23/29
(d)
........... GBP 6,000 6,964,453
3.88%, 04/20/31
(d)
........... EUR 19,400 19,926,301
Engie SA, 4.50%
,
09/06/42
(d)
...... 14,000 14,273,057
Eutelsat SA
(d)
2.00%, 10/02/25 ............ 1,600 1,552,598
1.50%, 10/13/28 ............ 4,300 3,363,878
Forvia SE
(d)
7.25%, 06/15/26 ............ 3,025 3,295,214
2.75%, 02/15/27 ............ 8,652 8,232,594
3.75%, 06/15/28 ............ 8,499 8,060,594
Goldstory SAS
(d)
5.38%, 03/01/26 ............ 10,681 10,949,557
(3-mo. EURIBOR + 5.50%), 9.30%,
03/01/26
(b)
.............. 2,350 2,509,383
Holding d'Infrastructures des Metiers de
l'Environnement
(d)
0.13%, 09/16/25 ............ 5,214 5,050,400
0.63%, 09/16/28 ............ 17,684 15,332,962

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Iliad Holding SASU
(d)
5.13%, 10/15/26 ............ EUR 4,419 $ 4,438,389
5.63%, 10/15/28 ............ 300 294,581
Iliad SA
(d)
5.38%, 06/14/27 ............ 12,100 12,432,021
5.63%, 02/15/30 ............ 7,500 7,552,730
JCDecaux SE, 2.63%
,
04/24/28
(d)
... 8,300 8,035,691
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 3,408 2,796,913
5.13%, 05/15/25 ............ 9,739 7,557,673
6.63%, 05/15/25 ............ GBP 1,471 1,292,232
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR + 4.00%), 7.85%
,
07/01/26
(b)(d)
............... EUR 1,331 1,398,616
L'Oreal SA, 0.38%
,
03/29/24
(d)
..... 2,000 2,078,232
Loxam SAS
(d)
3.25%, 01/14/25 ............ 172 178,192
3.75%, 07/15/26 ............ 6,481 6,403,640
4.50%, 02/15/27 ............ 921 920,172
4.50%, 04/15/27 ............ 500 469,820
5.75%, 07/15/27 ............ 828 809,748
6.38%, 05/15/28 ............ 2,073 2,145,106
Novafives SAS
(d)
5.00%, 06/15/25 ............ 2,727 2,790,861
(3-mo. EURIBOR + 4.50%), 8.35%,
06/15/25
(b)
.............. 2,790 2,876,710
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,300 6,084,726
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
6,739 6,591,160
RCI Banque SA
(d)
4.13%, 12/01/25 ............ 8,108 8,510,515
4.63%, 07/13/26 ............ 4,275 4,526,641
(5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(b)
... 25,400 25,174,691
Renault SA, 2.38%
,
05/25/26
(d)
..... 1,800 1,760,321
Sabena Technics SAS, (Acquired
10/28/22, cost $16,982,711)
(b)(c)(i)
. 17,291 18,280,910
Societe Generale SA
(5-Year USD Swap Semi + 4.30%),
7.38%
(a)(b)(o)
.............. USD 2,137 2,137,032
(5-Year USD Swap Semi + 4.30%),
7.38%
(b)(d)(o)
.............. 4,300 4,300,065
(5-Year USD Swap Semi + 4.98%),
7.88%
(a)(b)(o)
.............. 806 799,347
1.88%, 10/03/24
(d)
........... GBP 4,900 5,731,877
(5-Year USD Swap Rate + 5.87%),
8.00%
(a)(b)(o)
.............. USD 3,861 3,770,047
(3-mo. EURIBOR + 1.50%), 1.13%,
04/21/26
(b)(d)
............. EUR 9,500 9,524,305
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(a)(b)(o)
........ USD 3,240 3,174,766
(3-mo. EURIBOR + 1.80%), 4.25%,
12/06/30
(b)(d)
............. EUR 24,300 24,486,516
5.63%, 06/02/33
(d)
........... 3,600 3,672,308
Thales SA, 0.00%
,
03/26/26
(d)
..... 9,200 8,826,883
TotalEnergies Capital Canada Ltd.,
2.13%
,
09/18/29
(d)
........... 18,300 17,467,661
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(d)
........... GBP 4,900 5,447,334
TotalEnergies SE
(b)(d)(o)
(5-Year EUR Swap Annual +
1.77%), 1.75% ........... EUR 34,878 36,002,677
(5-Year EUR Swap Annual +
2.15%), 2.63% ........... 14,270 14,389,186
Security
Par (000)
Par (000) Value
France (continued)
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 4.00%),
7.25%
(b)(d)(o)
................ EUR 2,600 $ 2,465,750
Vallourec SACA, 8.50%
,
06/30/26
(d)
. 11,495 12,153,198
Veolia Environnement SA, (5-Year EUR
Swap Annual + 2.50%), 2.88%
(b)(d)(o)
11,500 11,975,999
Worldline SA, 0.00%
,
07/30/25
(d)(m)(n)
. 3,609 4,157,721
777,560,231
Germany — 2.5%
ADLER Group SA
2.00%, 11/23/23
(d)(e)(g)(n)(p)
...... 4,100 4,074,642
Class B, 0.00%, 07/31/25
(m)
.... 2,500 2,643,125
Agps Bondco plc
(d)(g)(p)
6.00%, 08/05/25 ............ 10,900 4,982,988
5.50%, 11/13/26 ............ 8,700 3,643,358
5.00%, 04/27/27 ............ 2,800 1,006,502
5.00%, 01/14/29 ............ 14,200 4,472,358
Allianz SE, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.17%), 3.20%
(b)(d)(o)
......... USD 18,800 13,349,982
Aroundtown SA
(d)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(o)
............... GBP 4,476 2,365,494
(5-Year EUR Swap Annual +
3.98%), 3.38%
(b)(o)
......... EUR 4,400 2,007,193
2.00%, 11/02/26 ............ 2,000 1,792,643
0.38%, 04/15/27 ............ 3,000 2,402,918
1.45%, 07/09/28 ............ 3,900 2,979,066
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 7.75%
(b)(d)(o)
..... USD 6,250 3,034,375
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(d)(o)
EUR 13,400 6,817,941
BASF SE, 4.50%
,
03/08/35
(d)
...... 4,700 4,932,334
Bayer AG
(d)
0.05%, 01/12/25 ............ 4,400 4,415,705
4.00%, 08/26/26 ............ 16,230 17,197,604
4.63%, 05/26/33 ............ 5,816 6,083,787
(5-Year EUR Swap Annual +
2.55%), 3.75%, 07/01/74
(b)
... 2,772 2,886,737
(5-Year EURIBOR ICE Swap Rate +
2.65%), 2.38%, 11/12/79
(b)
... 64,600 64,432,663
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82
(b)
... 15,000 14,826,916
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83
(b)
.............. 3,300 3,450,058
(5-Year EUR Swap Annual +
3.90%), 7.00%, 09/25/83
(b)
... 14,100 14,707,617
BMW Finance NV, 3.63%
,
05/22/35
(d)
7,014 6,993,177
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ 5,297 5,096,230
4.38%, 01/15/28 ............ 13,145 12,648,384
7.50%, 05/15/30 ............ 1,502 1,589,806
Commerzbank AG
(d)
0.10%, 09/11/25 ............ 5,328 5,210,247
(5-Year EUR Swap Annual +
6.36%), 6.13%
(b)(o)
......... 14,600 13,872,970
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33
(b)
......... GBP 7,200 8,786,617
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... EUR 13,200 9,768,990
Deutsche Bahn Finance GmbH
(d)
(5-Year EUR Swap Annual +
1.26%), 0.95%
(b)(o)
......... 32,400 31,691,880

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
3.50%, 09/20/27 ............ EUR 5,440 $ 5,735,853
Deutsche Bank AG
(b)(d)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(o)
......... 3,000 3,135,801
(3-mo. EURIBOR + 2.05%), 1.75%,
11/19/30 ............... 11,800 9,877,716
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32 .... 12,000 11,308,048
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ 2,600 2,732,670
2.00%, 07/14/24 ............ 5,300 5,463,138
2.88%, 05/16/27 ............ 3,300 3,170,581
3.75%, 02/11/28 ............ 1,900 1,852,950
3.50%, 07/14/29 ............ 1,900 1,778,168
Deutsche Telekom International
Finance BV, 8.88%
,
11/27/28 .... GBP 11,856 16,640,394
DIC Asset AG, 2.25%
,
09/22/26
(d)
... EUR 4,200 2,382,301
E.ON International Finance BV
1.25%, 10/19/27
(d)
........... 8,600 8,197,026
6.38%, 06/07/32 ............ GBP 3,800 4,772,189
E.ON SE, 3.50%
,
10/26/37 ....... EUR 9,500 9,004,605
EnBW Energie Baden-Wuerttemberg
AG
(b)(d)
(5-Year EUR Swap Annual +
1.42%), 1.13%, 11/05/79 ..... 9,100 9,138,041
(5-Year EUR Swap Annual +
2.18%), 2.13%, 08/31/81 .... 22,400 16,635,465
EnBW International Finance BV, 3.63%
,
11/22/26
(d)
................ 5,795 6,069,454
Fresenius SE & Co. KGaA, 4.25%
,
05/28/26
(d)
................ 13,500 14,200,512
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 7,590 7,612,067
4.13%, 05/15/28 ............ 3,348 3,265,525
6.75%, 05/15/30 ............ 833 891,698
Heidelberg Materials AG, 3.75%
,
05/31/32
(d)
................ 24,800 24,144,922
HT Troplast GmbH, 9.38%
,
07/15/28
(d)
8,290 8,820,696
IHO Verwaltungs GmbH
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)(q)
............ 2,941 2,807,829
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)(q)
............. USD 400 371,330
8.75%, 05/15/28
(b)(d)
.......... EUR 1,618 1,763,896
Lanxess AG, (6M EURIBOR + 9.50%),
10.25%
,
03/31/31
(b)(c)
......... 20,087 20,812,141
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,566 1,288,430
(3-mo. EURIBOR + 4.75%), 8.41%,
04/15/26
(b)
.............. 5,069 4,595,514
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ 2,900 2,918,856
Renk AG, 5.75%
,
07/15/25
(d)
...... 10,270 10,775,437
Robert Bosch GmbH, 4.38%
,
06/02/43
(d)
................ 15,700 15,709,726
Sartorius Finance BV
(d)
4.25%, 09/14/26 ............ 4,500 4,760,137
4.88%, 09/14/35 ............ 10,000 10,424,971
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 7,115 7,299,654
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... 15,766 16,077,868
Tele Columbus AG, 3.88%
,
05/02/25
(d)
13,477 8,192,921
thyssenkrupp AG, 2.88%
,
02/22/24
(d)
. 11,148 11,685,757
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ EUR 6,396 $ 6,117,736
(3-mo. EURIBOR + 4.75%), 8.41%,
07/15/27
(b)
.............. 5,885 6,210,406
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 8,008,625
Traton Finance Luxembourg SA,
0.13%
,
03/24/25
(d)
........... EUR 7,900 7,824,643
Volkswagen Bank GmbH, 4.25%
,
01/07/26
(d)
................ 4,600 4,826,661
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(d)
........... 7,500 6,779,536
Volkswagen Financial Services NV
(d)
2.13%, 06/27/24 ............ GBP 13,500 15,988,410
1.88%, 12/03/24 ............ 2,700 3,129,695
4.25%, 10/09/25 ............ 2,100 2,466,360
5.50%, 12/07/26 ............ 26,400 31,586,608
6.50%, 09/18/27 ............ 17,000 20,820,145
Volkswagen International Finance NV
(d)
Series NC6, (6-Year EUR Swap
Annual + 2.97%), 3.38%
(b)(o)
... EUR 49,900 51,340,783
(5-Year EUR Swap Annual +
2.92%), 3.75%
(b)(o)
......... 1,700 1,546,077
4.25%, 02/15/28 ............ 5,000 5,217,169
Series PNC5, (5-Year EUR Swap
Annual + 4.29%), 7.50%
(b)(o)
... 3,600 3,834,646
(9-Year EUR Swap Annual +
3.96%), 3.88%
(b)(o)
......... 4,700 4,093,275
(9-Year EUR Swap Annual +
3.36%), 4.38%
(b)(o)
......... 5,100 4,370,153
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(d)
................ 15,631 13,095,103
Wintershall Dea Finance 2 BV, Series
NC5, (5-Year EUR Swap Annual +
2.92%), 2.50%
(b)(d)(o)
.......... 27,300 25,113,631
Wintershall Dea Finance BV
(d)
0.84%, 09/25/25 ............ 10,400 10,219,983
1.33%, 09/25/28 ............ 23,600 21,180,240
1.82%, 09/25/31 ............ 10,100 8,421,437
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,257,473
2.50%, 10/23/27 ............ 1,900 1,750,145
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 7,900 7,965,281
5.75%, 08/03/26 ............ 5,000 5,271,395
2.00%, 05/06/27 ............ 1,800 1,665,169
2.75%, 05/25/27 ............ 3,100 2,921,049
2.25%, 05/03/28 ............ 1,900 1,698,094
3.75%, 09/21/28 ............ 10,600 10,053,531
875,252,053
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 8,623 8,719,718
Guatemala — 0.0%
Millicom International Cellular SA
6.63%, 10/15/26
(a)
........... 4,708 4,415,680
5.13%, 01/15/28
(d)
........... 5,198 4,370,555
8,786,235
Hong Kong — 0.0%
AIA Group Ltd., 4.95%
,
04/04/33
(d)
.. 1,000 947,430
Bank of East Asia Ltd. (The)
(b)(d)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.26%), 5.88% ........... 564 485,350

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.53%), 5.83% ........... USD 800 $ 636,248
Link CB Ltd., 4.50%
,
12/12/27
(d)(n)
... HKD 40,000 5,050,749
Melco Resorts Finance Ltd.
5.63%, 07/17/27
(d)
........... USD 200 178,328
5.38%, 12/04/29
(d)
........... 900 739,539
5.38%, 12/04/29
(a)
........... 392 322,110
REXLot Holdings Ltd.
(d)(g)(n)(p)
6.00%, 04/28/17
(c)
........... HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 1,927
8,361,681
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(d)
................ USD 400 397,800
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 1,455 1,283,805
Continuum Energy Aura Pte. Ltd.,
9.50%
,
02/24/27
(a)
........... 3,529 3,506,944
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 6,751 6,312,390
4.50%, 02/09/27
(d)
........... 792 740,820
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 1,700 1,668,788
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 1,027,183
4.25%, 10/27/27 ............ 200 177,902
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
241 215,962
Greenko Solar Mauritius Ltd., 5.55%
,
01/29/25
(d)
................ 200 192,984
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 1,712 1,686,320
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 1,228 1,073,628
Natural Foods, 10.04%
,
10/13/29
(b)(c)
. EUR 30,581 30,957,865
Network i2i Ltd.
(b)(d)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.27%), 5.65% ........... USD 2,162 2,094,827
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.39%), 3.98% ........... 1,000 909,010
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 1,500 1,419,390
REC Ltd.
(d)
3.88%, 07/07/27 ............ 1,000 919,710
5.63%, 04/11/28 ............ 1,000 973,800
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 799 727,737
Vedanta Resources Finance II plc
8.95%, 03/11/25
(a)
........... 16,522 12,140,035
8.95%, 03/11/25
(d)
........... 7,721 5,673,236
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 3,157,250
Videocon Industries Ltd., 2.84%
,
12/31/20
(c)(d)(e)(g)(n)(p)
........... 735 —
77,257,386
Indonesia — 0.1%
(d)
Freeport Indonesia PT, 4.76%
,
04/14/27 7,722 7,325,475
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 1,609 1,428,769
Medco Laurel Tree Pte. Ltd., 6.95%
,
11/12/28 .................. 200 185,652
Minejesa Capital BV, 4.63%
,
08/10/30 2,000 1,783,440
Security
Par (000)
Par (000) Value
Indonesia (continued)
Pakuwon Jati Tbk. PT, 4.88%
,
04/29/28 USD 375 $ 336,473
Pertamina Geothermal Energy PT,
5.15%
,
04/27/28 ............ 850 827,781
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 2,700 2,296,215
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 1,763 1,366,025
15,549,830
Ireland — 0.1%
AerCap Ireland Capital DAC
6.10%, 01/15/27 ............ 9,721 9,673,408
5.75%, 06/06/28 ............ 6,271 6,126,577
AIB Group plc, (1-Year EUR Swap
Annual + 2.00%), 3.63%
,
07/04/26
(b)
(d)
...................... EUR 5,000 5,180,647
Bank of Ireland Group plc
(b)(d)
(5-Year EUR Swap Annual +
7.92%), 7.50%
(o)
.......... 8,629 8,945,112
(1-Year EURIBOR ICE Swap Rate +
1.10%), 1.88%, 06/05/26 .... 7,000 7,058,376
36,984,120
Israel — 0.1%
Bank Leumi Le-Israel BM, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.47%), 7.13%
,
07/18/33
(a)(b)(d)
.............. USD 1,944 1,900,503
Energian Israel Finance Ltd., 8.50%
,
09/30/33
(a)(d)
............... 8,232 8,221,710
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(d)
...................... 6,336 5,826,754
Teva Pharmaceutical Finance
Netherlands II BV
4.50%, 03/01/25 ............ EUR 2,192 2,275,824
1.88%, 03/31/27
(d)
........... 2,710 2,441,879
3.75%, 05/09/27 ............ 4,876 4,667,628
7.38%, 09/15/29 ............ 15,016 16,136,979
4.38%, 05/09/30 ............ 4,764 4,297,900
7.88%, 09/15/31 ............ 1,859 2,035,240
Teva Pharmaceutical Finance
Netherlands III BV, 8.13%
,
09/15/31 USD 2,055 2,111,307
49,915,724
Italy — 1.4%
ASTM SpA
(d)
1.50%, 01/25/30 ............ EUR 2,600 2,225,782
2.38%, 11/25/33 ............ 2,075 1,671,425
Azzurra Aeroporti SpA
(d)
2.13%, 05/30/24 ............ 34,021 35,139,120
2.63%, 05/30/27 ............ 6,972 6,617,152
Banco BPM SpA
(d)
3.88%, 09/18/26 ............ 49,840 52,402,473
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28
(b)
.............. 7,150 7,531,549
(5-Year EUR Swap Annual +
5.42%), 5.00%, 09/14/30
(b)
... 1,017 1,049,766
(5-Year EUR Swap Annual +
3.80%), 3.25%, 01/14/31
(b)
... 10,600 10,296,294
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31
(b)
... 9,065 8,520,879
(5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32
(b)
... 6,650 6,187,027
CA Auto Bank SpA, 0.00%
,
04/16/24
(d)
9,300 9,614,224
Castor SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 9.10%
,
02/15/29
(b)(d)
3,600 3,606,691

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Cedacri Mergeco SpA
(b)(d)
(3-mo. EURIBOR + 4.63%), 8.42%,
05/15/28 ............... EUR 2,993 $ 3,108,973
(3-mo. EURIBOR + 5.50%), 9.28%,
05/15/28 ............... 6,700 7,021,594
doValue SpA, 3.38%
,
07/31/26
(d)
... 5,313 4,830,766
Enel SpA, (5-Year EURIBOR ICE Swap
Rate + 3.49%), 6.38%
(b)(d)(o)
..... 4,400 4,697,414
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(d)
....... 11,844 12,512,677
Eni SpA
(d)
Series NC5., (5-Year EUR Swap
Annual + 3.17%), 2.63%
(b)(o)
... 34,200 33,504,559
Series NC9, (5-Year EUR Swap
Annual + 2.77%), 2.75%
(b)(o)
... 17,000 14,119,186
4.25%, 05/19/33 ............ 14,230 14,614,540
Fiber Bidco SpA, 11.00%
,
10/25/27
(d)
4,167 4,697,429
IMA Industria Macchine Automatiche
SpA, 3.75%
,
01/15/28
(d)
....... 5,570 5,205,772
Infrastrutture Wireless Italiane SpA,
1.63%
,
10/21/28
(d)
........... 12,305 11,368,552
Intesa Sanpaolo SpA
5.02%, 06/26/24
(a)
........... USD 6,100 5,955,152
0.63%, 02/24/26
(d)
........... EUR 11,000 10,597,377
(5-Year EUR Swap Annual +
7.19%), 7.75%
(b)(d)(o)
........ 1,100 1,128,086
(5-Year EUR Swap Annual +
5.75%), 5.88%, 03/04/29
(b)(d)
.. 1,100 1,161,521
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(b)(d)(o)
........ 4,150 4,431,463
5.15%, 06/10/30
(d)
........... GBP 15,675 15,997,890
5.13%, 08/29/31
(d)
........... EUR 10,310 10,758,804
Lottomatica SpA, (3-mo. EURIBOR +
4.13%), 7.93%
,
06/01/28
(b)(d)
.... 11,453 12,202,478
Nexi SpA, 0.00%
,
02/24/28
(d)(m)(n)
.... 20,400 16,391,226
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 13,331 12,746,118
Rossini SARL
(d)
6.75%, 10/30/25 ............ 16,710 17,657,814
(3-mo. EURIBOR + 3.88%), 7.59%,
10/30/25
(b)
.............. 1,558 1,643,078
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$22,430,009)
(b)(c)(i)
........... 20,682 21,102,014
Telecom Italia Capital SA
6.38%, 11/15/33 ............ USD 565 489,896
6.00%, 09/30/34 ............ 696 580,312
7.20%, 07/18/36 ............ 1,516 1,348,912
7.72%, 06/04/38 ............ 1,710 1,564,650
Telecom Italia SpA
4.00%, 04/11/24
(d)
........... EUR 2,555 2,681,014
2.75%, 04/15/25
(d)
........... 1,975 1,991,078
3.00%, 09/30/25
(d)
........... 600 602,125
2.88%, 01/28/26
(d)
........... 1,100 1,081,567
2.38%, 10/12/27
(d)
........... 1,375 1,262,627
6.88%, 02/15/28
(d)
........... 17,983 19,110,441
7.88%, 07/31/28
(d)
........... 19,838 21,711,875
1.63%, 01/18/29
(d)
........... 19,126 15,797,021
5.25%, 03/17/55 ............ 800 672,885
UniCredit SpA
(b)
(5-Year EUR Swap Annual +
4.93%), 5.38%
(d)(o)
......... 2,200 2,110,800
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(d)(o)
......... 2,500 2,591,267
(3-mo. EURIBOR + 1.60%), 4.45%,
02/16/29
(d)
.............. 5,125 5,224,373
Security
Par (000)
Par (000) Value
Italy (continued)
(5-Year EURIBOR ICE Swap Rate +
4.74%), 4.88%, 02/20/29
(d)
... EUR 800 $ 841,571
(5-Year EUR Swap Annual +
2.40%), 2.00%, 09/23/29
(d)
... 200 201,935
(5-Year EUR Swap Annual +
2.80%), 2.73%, 01/15/32
(d)
... 800 743,747
(5-Year USD Swap Rate + 4.91%),
7.30%, 04/02/34
(a)
......... USD 7,500 7,065,232
Webuild SpA, 7.00%
,
09/27/28
(d)
... EUR 4,009 4,153,270
484,143,463
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 8.00%
,
(8.00% Cash or 8.00% PIK),
04/01/25
(g)(p)(q)
.............. USD 5,084 864,197
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,314,296
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(q)
.......... 2,946 2,040,415
8.00%, 12/31/26
(g)(p)
.......... 1,933 116,009
7,334,917
Japan — 0.6%
East Japan Railway Co.
(d)
2.61%, 09/08/25 ............ EUR 22,730 23,434,644
4.11%, 02/22/43 ............ 25,100 24,776,830
JFE Holdings, Inc., 0.00%
,
09/28/28
(d)(m)
(n)
...................... JPY 2,170,000 15,268,703
Mizuho Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%),
3.26%
,
05/22/30
(b)
........... USD 15,000 12,908,099
Nippon Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.95%), 6.25%
,
09/13/53
(b)(d)
............... 2,000 1,978,360
Nissan Motor Co. Ltd.
(d)
2.65%, 03/17/26 ............ EUR 3,940 3,968,742
3.20%, 09/17/28 ............ 13,560 12,947,064
NTT Finance Corp., 0.01%
,
03/03/25
(d)
11,800 11,788,846
Rakuten Group, Inc.
3.55%, 11/27/24
(d)
........... USD 23,700 21,922,673
10.25%, 11/30/24
(a)
.......... 4,265 4,260,430
SoftBank Group Corp.
(d)
2.13%, 07/06/24 ............ EUR 19,951 20,434,032
4.50%, 04/20/25 ............ 689 715,697
4.75%, 07/30/25 ............ 5,081 5,271,454
3.13%, 09/19/25 ............ 6,570 6,512,555
4.00%, 07/06/26 ............ USD 2,879 2,598,298
4.00%, 09/19/29 ............ EUR 645 571,291
3.88%, 07/06/32 ............ 7,787 6,276,823
Sumitomo Mitsui Financial Group, Inc.
5.72%, 09/14/28 ............ USD 2,000 1,973,877
2.47%, 01/14/29 ............ 10,164 8,561,625
Takeda Pharmaceutical Co. Ltd.,
2.05%
,
03/31/30 ............ 22,529 18,116,395
204,286,438
Kuwait — 0.0%
Ahli United Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.01%), 3.88%
(b)
(d)(o)
..................... 1,551 1,405,593
MEGlobal BV
4.25%, 11/03/26
(d)
........... 2,264 2,146,340
2.63%, 04/28/28
(d)
........... 2,243 1,934,431

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kuwait (continued)
2.63%, 04/28/28
(a)
........... USD 2,452 $ 2,114,678
MEGlobal Canada ULC, 5.88%
,
05/18/30
(d)
................ 1,500 1,484,940
9,085,982
Luxembourg — 0.5%
Adler Financing SARL, 12.50%
,
(12.50% Cash or 12.50% PIK),
06/30/25
(q)
................ EUR 16,073 18,090,136
Altice Financing SA
(d)
2.25%, 01/15/25 ............ 1,644 1,707,181
3.00%, 01/15/28 ............ 2,851 2,532,089
4.25%, 08/15/29 ............ 7,059 6,194,396
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(d)
................ GBP 12,710 13,652,933
Cullinan Holdco Scsp
(d)
4.63%, 10/15/26 ............ EUR 7,745 5,990,634
(3-mo. EURIBOR + 4.75%), 8.41%,
10/15/26
(b)
.............. 3,100 2,646,437
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ 15,270 12,370,499
7.75%, 11/01/25 ............ GBP 12,064 11,089,746
Herens Midco SARL, 5.25%
,
05/15/29
(d)
EUR 3,310 1,994,714
INEOS Finance plc, 6.63%
,
05/15/28
(d)
6,540 6,771,784
Kleopatra Finco SARL
(d)
4.25%, 03/01/26 ............ 1,115 983,371
4.25%, 03/01/26 ............ 3,034 2,675,829
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(d)
................ 4,529 2,941,290
LHMC Finco 2 SARL, 7.25%
,
(7.25%
Cash or 8.00% PIK), 10/02/25
(d)(q)
. 2,015 2,079,763
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(d)
................ 2,625 2,709,007
SES SA
(b)(d)(o)
(5-Year EUR Swap Annual +
5.40%), 5.63% ........... 8,300 8,713,328
(5-Year EUR Swap Annual +
3.19%), 2.88% ........... 56,774 52,493,661
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 12,164 11,783,331
Vivion Investments SARL
(d)
3.00%, 08/08/24 ............ 900 865,888
7.90%, (7.90% Cash or 7.90% PIK),
02/28/29
(q)
.............. 10,620 8,295,180
176,581,197
Macau — 0.1%
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... USD 327 321,348
5.88%, 05/15/26
(a)
........... 327 309,859
5.88%, 05/15/26
(d)
........... 350 331,653
4.75%, 02/01/27
(d)
........... 1,466 1,318,183
Sands China Ltd.
(e)
5.38%, 08/08/25 ............ 800 773,896
4.30%, 01/08/26
(b)
........... 1,090 1,017,918
5.65%, 08/08/28
(b)
........... 3,401 3,190,563
4.88%, 06/18/30 ............ 1,750 1,505,035
Studio City Co. Ltd., 7.00%
,
02/15/27
(d)
2,000 1,884,160
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
........... 500 472,100
5.00%, 01/15/29
(a)
........... 3,100 2,321,838
Wynn Macau Ltd.
4.88%, 10/01/24
(a)
........... 747 724,964
4.88%, 10/01/24
(d)
........... 200 194,100
5.50%, 01/15/26
(d)
........... 1,700 1,576,648
Security
Par (000)
Par (000) Value
Macau (continued)
5.63%, 08/26/28
(d)
........... USD 4,881 $ 4,209,862
20,152,127
Malaysia — 0.0%
(d)
Khazanah Capital Ltd., 4.88%
,
06/01/33 3,540 3,327,387
Khazanah Global Sukuk Bhd., 4.69%
,
06/01/28 ................. 3,570 3,458,295
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,207,700
7,993,382
Mexico — 0.1%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(o)
................ 2,140 1,824,350
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 3,616 2,169,925
Cemex SAB de CV, 3.13%
,
03/19/26
(d)
EUR 3,223 3,277,077
Food Service Project SA, 5.50%
,
01/21/27
(d)
................ 3,472 3,492,740
Gruma SAB de CV, 4.88%
,
12/01/24
(d)
USD 7,000 6,891,920
Grupo Bimbo SAB de CV, 3.88%
,
06/27/24
(d)
................ 6,000 5,894,550
Grupo Posadas SAB de CV, 5.00%
,
12/30/27
(d)(e)
............... 11,058 9,230,602
Metalsa SA de CV, 3.75%
,
05/04/31
(d)
4,661 3,418,843
Trust Fibra Uno, 4.87%
,
01/15/30
(d)
.. 3,130 2,647,448
38,847,455
Netherlands — 1.1%
ABN AMRO Bank NV
(d)
5.25%, 05/26/26 ............ GBP 8,900 10,734,186
4.38%, 10/20/28 ............ EUR 32,300 33,899,545
0.50%, 09/23/29 ............ 8,000 6,711,998
(5-Year EURIBOR ICE Swap Rate +
2.45%), 5.50%, 09/21/33
(b)
... 20,500 21,450,170
Boels Topholding BV, 6.25%
,
02/15/29
(d)
3,652 3,841,772
Cooperatieve Rabobank UA
(d)
(GUKG1 + 1.05%), 1.88%,
07/12/28
(b)
.............. GBP 4,900 5,183,590
(3-mo. EURIBOR + 1.15%), 4.23%,
04/25/29
(b)
.............. EUR 1,900 1,981,765
4.00%, 01/10/30 ............ 38,500 39,724,377
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31
(d)
........... GBP 8,018 9,990,646
8.50%, 01/15/31
(a)
........... 2,598 3,237,178
IMCD NV, 4.88%
,
09/18/28
(d)
...... EUR 14,470 15,141,446
ING Groep NV
3.00%, 02/18/26
(d)
........... GBP 13,900 15,856,623
(3-mo. EURIBOR + 0.85%), 1.25%,
02/16/27
(b)(d)
............. EUR 17,100 16,740,299
(1-day SOFR + 1.56%), 6.08%,
09/11/27
(b)
.............. USD 9,623 9,580,236
(3-mo. EURIBOR + 1.85%), 4.88%,
11/14/27
(b)(d)
............. EUR 12,000 12,816,281
(5-Year EUR Swap Annual +
1.15%), 1.00%, 11/16/32
(b)(d)
.. 14,500 12,787,716
(1-day SOFR + 2.09%), 6.11%,
09/11/34
(b)
.............. USD 33,320 32,357,432
(5-Year EURIBOR ICE Swap Rate +
2.20%), 5.00%, 02/20/35
(b)(d)
.. EUR 15,500 15,724,407
JDE Peet's NV, 0.24%
,
01/16/25
(d)
.. 7,900 7,917,372
Koninklijke KPN NV, (5-Year EUR Swap
Annual + 2.34%), 2.00%
(b)(d)(o)
.... 6,200 6,219,009

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Louis Dreyfus Co. Finance BV, 2.38%
,
11/27/25
(d)
................ EUR 3,992 $ 4,039,565
Nobian Finance BV, 3.63%
,
07/15/26
(d)
1,913 1,823,997
OCI NV, 3.63%
,
10/15/25
(d)
....... 3,155 3,250,043
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,614 2,673,833
(3-mo. EURIBOR + 2.00%), 5.80%,
03/01/26
(b)
.............. 3,412 3,571,264
2.00%, 03/01/27 ............ 1,488 1,354,653
REWE International Finance BV,
4.88%
,
09/13/30
(d)
........... 6,700 7,094,455
Summer BidCo BV
(d)(q)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 5,350 5,256,688
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 9,186 8,981,609
Trivium Packaging Finance BV
3.75%, 08/15/26
(d)(e)
.......... 3,187 3,111,861
5.50%, 08/15/26
(a)(e)
.......... USD 4,128 3,849,083
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.53%, 08/15/26
(b)(d)
.. EUR 1,483 1,544,383
Viterra Finance BV
(d)
0.38%, 09/24/25 ............ 13,300 12,978,976
1.00%, 09/24/28 ............ 15,131 13,508,270
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 13,200 10,745,638
Ziggo BV, 2.88%
,
01/15/30
(d)
...... 451 385,652
366,066,018
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26
(d)
........... USD 2,679 2,200,102
6.25%, 11/29/28
(a)
........... 3,575 2,699,733
4,899,835
Norway — 0.0%
Var Energi ASA, 5.50%
,
05/04/29
(d)
.. EUR 3,540 3,744,963
Oman — 0.0%
EDO Sukuk Ltd., 5.88%
,
09/21/33
(a)
. USD 9,359 9,242,012
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,083 5,027,599
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(d)
. 1,190 1,136,450
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
1,767 1,463,058
2,599,508
Philippines — 0.0%
Rizal Commercial Banking Corp., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.24%),
6.50%
(b)(d)(o)
................ 1,500 1,361,070
Portugal — 0.1%
(d)
Banco Espirito Santo SA
(g)(p)
2.63%, 05/08/17 ............ EUR 6,100 1,676,798
4.75%, 01/15/18 ............ 15,500 4,260,718
4.00%, 01/21/19 ............ 19,000 5,222,815
EDP - Energias de Portugal SA, (5-Year
EUR Swap Annual + 1.84%), 1.70%
,
07/20/80
(b)
................ 13,200 12,856,689
24,017,020
Security
Par (000)
Par (000) Value
Romania — 0.0%
RCS & RDS SA, 2.50%
,
02/05/25
(d)
.. EUR 14,800 $ 14,997,781
Saudi Arabia — 0.1%
EIG Pearl Holdings SARL
(a)
3.55%, 08/31/36 ............ USD 2,091 1,690,720
4.39%, 11/30/46 ............ 14,742 10,673,060
Gaci First Investment Co.
(d)
5.00%, 10/13/27 ............ 15,778 15,374,872
4.75%, 02/14/30 ............ 13,940 13,260,007
40,998,659
Singapore — 0.1%
DBS Group Holdings Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.92%), 3.30%
(b)
(d)(o)
..................... 1,332 1,262,403
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 1,609 1,592,910
5.00%, 01/24/26
(d)
........... 16,762 15,218,220
18,073,533
Slovenia — 0.0%
United Group BV
(d)
4.00%, 11/15/27 ............ EUR 4,978 4,578,802
4.63%, 08/15/28 ............ 2,108 1,894,380
(3-mo. EURIBOR + 4.88%), 8.60%,
02/01/29
(b)
.............. 2,684 2,799,975
9,273,157
South Africa — 0.2%
Anglo American Capital plc
(d)
1.63%, 09/18/25 ............ 11,800 11,899,180
4.50%, 09/15/28 ............ 3,360 3,555,380
5.00%, 03/15/31 ............ 20,030 21,137,752
4.75%, 09/21/32 ............ 16,250 16,727,439
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ USD 2,355 1,485,322
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 15,000 14,786,400
4.38%, 09/18/26 ............ 856 756,131
6.50%, 09/27/28 ............ 3,607 3,213,007
8.75%, 05/03/29
(a)
........... 4,001 3,837,079
77,397,690
South Korea — 0.1%
GS Caltex Corp., 5.38%
,
08/07/28
(d)
. 2,815 2,750,311
Kookmin Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.64%), 4.35%
(b)(d)(o)
... 1,000 973,250
POSCO
5.63%, 01/17/26
(a)
........... 1,241 1,235,329
5.63%, 01/17/26
(d)
........... 200 199,086
5.75%, 01/17/28
(a)
........... 1,340 1,331,678
5.75%, 01/17/28
(d)
........... 200 198,758
5.88%, 01/17/33
(a)
........... 360 357,426
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(d)(o)
................ 1,229 1,087,469
SK Broadband Co. Ltd., 4.88%
,
06/28/28
(d)
................ 570 553,761
SK Hynix, Inc.
6.25%, 01/17/26
(d)
........... 800 799,368
6.38%, 01/17/28
(a)
........... 8,235 8,218,036
6.38%, 01/17/28
(d)
........... 1,250 1,247,425
6.50%, 01/17/33
(d)
........... 500 488,055

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
SK On Co. Ltd., 5.38%
,
05/11/26
(d)
.. USD 645 $ 639,182
20,079,134
Spain — 1.1%
Abertis Infraestructuras Finance BV,
(5-Year EUR Swap Annual + 3.69%),
3.25%
(b)(d)(o)
................ EUR 9,900 9,541,052
Banco Bilbao Vizcaya Argentaria SA,
(5-Year EUR Swap Annual + 6.04%),
6.00%
(b)(d)(o)
................ 8,200 8,550,332
Banco de Sabadell SA
(b)(d)
(1-Year EUR Swap Annual +
2.20%), 2.63%, 03/24/26 .... 5,200 5,282,718
(1-Year EUR Swap Annual +
2.40%), 5.25%, 02/07/29 .... 2,400 2,487,438
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 4,500 4,400,803
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 7,200 6,745,536
Banco Santander SA
(d)
(3-mo. EURIBOR + 0.55%), 4.21%,
01/16/25
(b)
.............. 1,000 1,059,597
(5-Year EUR Swap Annual +
4.10%), 4.75%
(b)(o)
......... 1,600 1,404,197
(5-Year EUR Swap Annual +
4.53%), 4.38%
(b)(o)
......... 4,600 4,038,721
3.75%, 01/16/26 ............ 4,800 5,017,049
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26
(b)
... 39,200 40,863,152
(GUKG1 + 1.80%), 3.13%,
10/06/26
(b)
.............. GBP 10,800 12,302,254
3.88%, 01/16/28 ............ EUR 11,500 11,970,771
(5-Year EUR Swap Annual +
2.85%), 5.75%, 08/23/33
(b)
... 6,000 6,286,548
Bankinter SA, (5-Year EUR Swap
Annual + 6.71%), 6.25%
(b)(d)(o)
.... 3,200 3,182,657
CaixaBank SA, (5-Year EUR Swap
Annual + 6.50%), 6.75%
(b)(d)(o)
.... 3,000 3,140,033
Cellnex Finance Co. SA
1.00%, 09/15/27
(d)
........... 4,700 4,303,169
1.50%, 06/08/28
(d)
........... 6,700 6,114,216
2.00%, 02/15/33
(d)
........... 13,800 11,237,490
3.88%, 07/07/41
(a)
........... USD 600 415,704
Cellnex Telecom SA
(d)
1.88%, 06/26/29 ............ EUR 3,400 3,050,894
2.13%, 08/11/30
(n)
........... 8,100 8,140,139
1.75%, 10/23/30 ............ 8,000 6,861,383
0.75%, 11/20/31
(n)
........... 19,600 15,892,888
Cirsa Finance International SARL
(d)
4.75%, 05/22/25 ............ 6,370 6,658,352
7.88%, 07/31/28 ............ 3,507 3,725,825
(3-mo. EURIBOR + 4.50%), 8.18%,
07/31/28
(b)
.............. 4,304 4,552,770
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(d)
................ 2,296 1,659,494
Iberdrola Finanzas SA, 7.38%
,
01/29/24 ................. GBP 2,900 3,553,158
Iberdrola International BV, (5-Year EUR
Swap Annual + 2.06%), 2.63%
(b)(d)(o)
EUR 6,300 6,566,440
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(d)
................ 3,163 2,926,928
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(d)
................ 9,756 9,572,194
Naturgy Finance BV
(b)(d)(o)
(9-Year EUR Swap Annual +
3.08%), 3.38% ........... 3,700 3,830,272
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EUR Swap Annual +
2.44%), 2.37% ........... EUR 5,200 $ 4,851,720
Repsol International Finance BV
(b)(d)(o)
(5-Year EUR Swap Annual +
4.00%), 3.75% ........... 2,029 2,011,713
(5-Year EUR Swap Annual +
2.77%), 2.50% ........... 31,425 29,237,192
(5-Year EUR Swap Annual +
4.41%), 4.25% ........... 7,155 6,883,081
Telefonica Emisiones SA, 5.38%
,
02/02/26
(d)
................ GBP 30,537 36,953,943
Telefonica Europe BV
(b)(d)(o)
Series NC5, (5-Year EUR Swap
Annual + 2.45%), 3.00% ..... EUR 11,700 12,268,541
(6-Year EUR Swap Annual +
4.11%), 4.38% ........... 35,600 36,812,471
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 5,600 5,491,356
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 14,800 15,023,286
(8-Year EUR Swap Annual +
3.62%), 6.75% ........... 2,400 2,502,739
377,370,216
Sweden — 0.3%
Fastighets AB Balder, (5-Year EUR
Swap Annual + 3.19%), 2.87%
,
06/02/81
(b)(d)
............... 2,225 1,617,798
Heimstaden Bostad AB
(d)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(b)(o)
......... 3,300 1,932,516
1.13%, 01/21/26 ............ 800 720,554
(5-Year EUR Swap Annual +
3.15%), 2.63%
(b)(o)
......... 9,577 4,379,185
Heimstaden Bostad Treasury BV
0.63%, 07/24/25
(d)
........... 800 744,325
1.38%, 03/03/27 ............ 500 424,693
1.00%, 04/13/28
(d)
........... 2,600 2,007,276
Intrum AB
(d)
3.13%, 07/15/24 ............ 626 639,339
4.88%, 08/15/25 ............ 13,918 13,345,622
9.25%, 03/15/28 ............ 315 280,991
Samhallsbyggnadsbolaget i Norden
AB
(b)(d)(o)
(5-Year EUR Swap Annual +
3.23%), 2.63% ........... 499 77,732
(5-Year EUR Swap Annual +
3.22%), 2.88% ........... 2,400 373,952
SBB Treasury OYJ, 0.75%
,
12/14/28
(d)
1,800 1,098,227
Stena International SA
7.25%, 02/15/28
(d)
........... 6,475 7,029,460
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(d)
.......... GBP 4,900 5,160,872
Verisure Holding AB
(d)
3.88%, 07/15/26 ............ EUR 5,079 5,047,586
3.25%, 02/15/27 ............ 5,143 4,880,099
9.25%, 10/15/27 ............ 1,230 1,378,443
7.13%, 02/01/28 ............ 1,800 1,922,081
Volvo Treasury AB
(d)
2.63%, 02/20/26 ............ 10,134 10,364,032
4.75%, 06/15/26 ............ GBP 13,460 16,098,377
3.63%, 05/25/27 ............ EUR 8,730 9,103,215
88,626,375

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland — 0.8%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(b)
(d)(o)
..................... USD 13,101 $ 11,791,162
Credit Suisse AG
3.63%, 09/09/24 ............ 27,324 26,592,996
7.95%, 01/09/25 ............ 10,000 10,176,823
3.70%, 02/21/25 ............ 23,000 22,171,185
2.95%, 04/09/25 ............ 8,000 7,601,555
0.25%, 01/05/26
(d)
........... EUR 6,000 5,765,747
1.25%, 08/07/26 ............ USD 12,000 10,487,535
5.50%, 08/20/26
(d)
........... EUR 35,000 38,015,580
5.00%, 07/09/27 ............ USD 8,000 7,684,616
0.25%, 09/01/28
(d)
........... EUR 27,677 24,017,027
UBS AG, 5.65%
,
09/11/28 ........ USD 12,000 11,800,170
UBS Group AG
(b)
(5-Year USD Swap Semi + 4.34%),
7.00%
(a)(o)
............... 2,000 1,970,758
(5-Year USD Swap Semi + 4.87%),
7.00%
(d)(o)
............... 8,900 8,621,875
(1-Year EURIBOR ICE Swap Rate +
0.80%), 1.00%, 03/21/25
(d)
... EUR 6,000 6,235,026
(5-Year USD Swap Semi + 4.59%),
6.88%
(d)(o)
............... USD 2,829 2,667,147
(1-day SOFR + 1.56%), 2.59%,
09/11/25
(a)
.............. 8,600 8,277,325
(1-Year EURIBOR ICE Swap Rate +
3.50%), 3.25%, 04/02/26
(d)
... EUR 6,500 6,701,916
(1-day SOFR + 2.04%), 2.19%,
06/05/26
(a)
.............. USD 3,288 3,058,035
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(d)(o)
......... 750 665,625
(SOFR Index + 0.98%), 1.31%,
02/02/27
(a)
.............. 9,534 8,454,828
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.60%), 6.33%, 12/22/27
(a)
... 13,000 12,979,122
(1-Year EUR Swap Annual +
0.77%), 0.65%, 01/14/28
(d)
... EUR 20,600 18,982,412
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(d)
... 31,000 36,182,538
290,901,003
Tanzania — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 3,827 3,681,689
Thailand — 0.1%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(d)(o)
........ 2,000 1,876,460
5.30%, 09/21/28
(a)
........... 6,951 6,829,705
5.50%, 09/21/33
(a)
........... 6,951 6,706,951
5.50%, 09/21/33
(d)
........... 1,000 964,890
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(d)
.. 2,577 2,144,502
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(b)(d)
............... 906 806,512
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(d)(o)
..................... 1,980 1,780,475
Security
Par (000)
Par (000) Value
Thailand (continued)
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(b)
(d)(o)
..................... USD 2,500 $ 2,265,800
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50
(d)
........... 2,145 1,289,874
24,665,169
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 4,263 3,890,138
Ukraine — 0.1%
Kernel Holding SA
(d)
6.50%, 10/17/24 ............ 5,000 3,503,200
6.75%, 10/27/27 ............ 3,925 2,329,527
Metinvest BV
8.50%, 04/23/26
(d)
........... 3,257 2,296,185
8.50%, 04/23/26
(a)
........... 1,000 705,000
7.65%, 10/01/27
(d)
........... 5,372 3,518,660
MHP Lux SA
(d)
6.95%, 04/03/26 ............ 2,929 2,021,010
6.25%, 09/19/29 ............ 2,836 1,758,320
VF Ukraine PAT, 6.20%
,
02/11/25
(d)
.. 2,929 2,255,330
18,387,232
United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC,
4.70%
,
04/24/33
(a)
........... 936 891,540
Aldar Investment Properties Sukuk Ltd.,
4.88%
,
05/24/33
(d)
........... 5,600 5,322,800
DAE Funding LLC
(d)
1.55%, 08/01/24 ............ 2,065 1,972,901
2.63%, 03/20/25 ............ 1,055 990,750
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(d)(o)
... 3,424 3,371,339
First Abu Dhabi Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 6.32%
,
04/04/34
(b)(d)
............... 1,200 1,198,500
GEMS MENASA Cayman Ltd., 7.13%
,
07/31/26
(a)
................ 5,473 5,314,338
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(d)(o)
..................... 2,871 2,766,323
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 2,712 2,474,293
Shelf Drilling Holdings Ltd.
8.88%, 11/15/24
(a)
........... 793 791,018
Class B, 9.63%, 04/15/29 ...... 23,230 22,808,143
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 10,061 10,086,656
57,988,601
United Kingdom — 3.5%
Astrazeneca Finance LLC
4.88%, 03/03/28 ............ 10,000 9,824,725
4.90%, 03/03/30 ............ 8,000 7,794,114
Babcock International Group plc
(d)
1.88%, 10/05/26 ............ GBP 9,600 10,377,144
1.38%, 09/13/27 ............ EUR 2,000 1,874,153

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Barclays plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.67%), 8.00%
(b)(o)
......... USD 8,741 $ 8,594,419
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(b)(o)
............... GBP 1,112 1,263,225
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(b)(o)
......... USD 1,541 1,395,295
(1-Year EUR Swap Annual +
0.78%), 1.38%, 01/24/26
(b)(d)
.. EUR 8,000 8,106,063
3.00%, 05/08/26
(d)
........... GBP 4,900 5,505,771
3.25%, 02/12/27
(d)
........... 4,900 5,396,711
(1-Year EUR Swap Annual +
1.75%), 4.92%, 08/08/30
(b)(d)
.. EUR 8,310 8,654,910
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.75%),
3.75%, 11/22/30
(b)(d)
........ GBP 5,000 5,625,442
(1-Year EUR Swap Annual +
2.55%), 5.26%, 01/29/34
(b)(d)
.. EUR 34,000 35,383,865
BAT International Finance plc, 2.75%
,
03/25/25
(d)
................ 3,300 3,426,341
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ 2,888 2,553,293
6.13%, 11/30/28 ............ GBP 1,200 1,193,258
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 16,369 17,340,730
4.50%, 02/16/26 ............ 21,291 23,020,118
BG Energy Capital plc
(d)
5.13%, 12/01/25 ............ 8,950 10,846,976
2.25%, 11/21/29 ............ EUR 10,960 10,387,185
BP Capital Markets BV, 4.32%
,
05/12/35
(d)
................ 16,600 17,006,991
BP Capital Markets plc
(d)
1.95%, 03/03/25 ............ 8,400 8,632,039
(5-Year EUR Swap Annual +
3.52%), 3.25%
(b)(o)
......... 40,442 39,913,516
(5-Year EUR Swap Annual +
3.78%), 3.63%
(b)(o)
......... 8,018 7,371,711
British Telecommunications plc
1.75%, 03/10/26
(d)
........... 12,600 12,611,855
5.75%, 12/07/28
(d)
........... GBP 15,600 18,969,036
4.25%, 01/06/33
(d)
........... EUR 20,070 20,690,527
(5-Year EUR Swap Annual +
2.13%), 1.87%, 08/18/80
(b)(d)
.. 41,115 39,665,311
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(a)(b)
.. USD 4,500 3,944,336
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(a)(b)
.. 7,694 6,172,308
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)(d)
........ GBP 11,900 14,482,718
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,341,849
Channel Link Enterprises Finance
plc
(b)(d)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... 4,400 4,220,109
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,164,775
CK Hutchison International 23 Ltd.
(d)
4.75%, 04/21/28 ............ USD 960 924,711
Security
Par (000)
Par (000) Value
United Kingdom (continued)
4.88%, 04/21/33 ............ USD 965 $ 897,855
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 20,980 19,567,998
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 3,978 3,688,704
CPUK Finance Ltd.
(d)
3.59%, 08/28/25 ............ 2,601 3,000,260
4.88%, 08/28/25 ............ 9,842 11,362,782
6.50%, 08/28/26 ............ 300 348,633
4.50%, 08/28/27 ............ 4,550 4,788,130
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... 1,042 1,119,940
Series B, 4.70%, 12/31/49 ..... 485 354,760
DS Smith plc, 4.50%
,
07/27/30
(d)
... EUR 13,820 14,296,587
EC Finance plc, 3.00%
,
10/15/26
(d)
.. 1,851 1,815,508
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 23,560 26,589,639
Global Switch Finance BV, 1.38%
,
10/07/30
(d)
................ EUR 2,622 2,299,061
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(d)
................ 3,936 3,832,509
Heathrow Finance plc
(d)(e)
4.75%, 03/01/24 ............ GBP 7,430 8,952,026
5.75%, 03/03/25 ............ 2,396 2,857,116
3.88%, 03/01/27 ............ 2,400 2,562,210
4.13%, 09/01/29 ............ 1,956 1,924,210
Heathrow Funding Ltd., 2.63%
,
03/16/28
(d)
................ 11,165 11,436,482
HSBC Bank Capital Funding Sterling
1 LP, (Sterling Overnight Index
Average + 2.04%), 5.84%
(b)(d)(o)
... 1,468 1,778,368
HSBC Holdings plc
(b)
(BPISDS01 + 1.32%), 2.26%,
11/13/26
(d)
.............. 18,600 20,904,767
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(d)
.............. EUR 21,000 21,277,748
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 31,460 33,895,681
(Sterling Overnight Index Average +
2.12%), 6.80%, 09/14/31 .... 15,950 19,661,117
Imperial Brands Finance Netherlands
BV, 5.25%
,
02/15/31
(d)
........ EUR 9,260 9,505,085
Imperial Brands Finance plc
(d)
8.13%, 03/15/24 ............ GBP 3,600 4,425,873
5.50%, 09/28/26 ............ 6,200 7,422,708
INEOS Quattro Finance 2 plc
(d)
2.50%, 01/15/26 ............ EUR 9,275 8,909,432
2.50%, 01/15/26 ............ 8,060 7,742,320
Informa plc
(d)
2.13%, 10/06/25 ............ 18,950 19,186,209
3.13%, 07/05/26 ............ GBP 25,769 29,179,538
International Consolidated Airlines
Group SA, 3.75%
,
03/25/29
(d)
... EUR 5,400 4,938,872
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(g)(n)
(p)
...................... GBP 3,990 754,548
ITV plc, 1.38%
,
09/26/26
(d)
........ EUR 2,500 2,424,031
Jaguar Land Rover Automotive plc
(d)
6.88%, 11/15/26 ............ 1,200 1,273,457
4.50%, 07/15/28 ............ 4,701 4,346,381
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 1,219 1,388,262
5.25%, 01/15/27 ............ 4,461 4,815,576
Kane Bidco Ltd., 6.50%
,
02/15/27
(d)
. 3,286 3,643,405

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Lloyds Banking Group plc
(5-Year USD Swap Semi + 4.76%),
7.50%
(b)(o)
............... USD 3,359 $ 3,277,127
2.25%, 10/16/24
(d)
........... GBP 9,800 11,500,891
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)(d)(o)
........ EUR 6,340 6,214,319
(GUKG1 + 1.30%), 1.88%,
01/15/26
(b)(d)
............. GBP 4,419 5,097,293
(GUKG1 + 1.18%), 2.00%,
04/12/28
(b)(d)
............. 9,300 9,782,983
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(q)
................ 1,080 559,794
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 7.56%
,
06/15/36
(b)(d)
............... 2,225 2,158,201
Mobico Group plc
(d)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(o)
............... 2,575 2,710,080
4.88%, 09/26/31 ............ EUR 14,060 14,422,941
National Grid Electricity Distribution
South West plc, 5.88%
,
03/25/27
(d)
GBP 3,275 4,016,658
National Grid Electricity Transmission
plc, 5.88%
,
02/02/24
(d)
........ 4,500 5,484,861
National Grid plc, 3.25%
,
03/30/34
(d)
. EUR 15,500 14,274,157
Nationwide Building Society
(d)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.39%),
5.88%
(b)(o)
............... GBP 2,700 3,083,997
1.25%, 03/03/25 ............ EUR 1,990 2,019,215
0.25%, 07/22/25 ............ 1,800 1,773,746
(3-mo. EURIBOR + 0.93%), 1.50%,
03/08/26
(b)
.............. 15,000 15,152,243
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(b)(o)
............... GBP 4,500 4,666,882
(5-Year EUR Swap Annual +
1.50%), 2.00%, 07/25/29
(b)
... EUR 10,000 10,237,098
NatWest Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(o)
.......... USD 3,300 3,028,280
(3-mo. EURIBOR + 1.08%), 1.75%,
03/02/26
(d)
.............. EUR 14,000 14,202,394
(BPSW1 + 1.49%), 2.88%,
09/19/26
(d)
.............. GBP 15,030 17,086,697
(BPSW1 + 2.01%), 3.13%,
03/28/27
(d)
.............. 4,900 5,517,357
NatWest Markets plc, 6.38%
,
11/08/27
(d)
8,100 9,989,347
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 33,891 33,569,036
NGG Finance plc, (5-Year EUR Swap
Annual + 2.14%), 1.63%
,
12/05/79
(b)
(d)
...................... EUR 45,185 45,376,943
NIE Finance plc, 2.50%
,
10/27/25
(d)
. GBP 4,800 5,473,630
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 20,875 23,845,901
Pinnacle Bidco plc
(d)
8.25%, 10/11/28 ............ EUR 1,140 1,200,034
10.00%, 10/11/28 ........... GBP 1,279 1,555,702
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 3,999 4,430,295
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Reckitt Benckiser Treasury Services
plc, 3.88%
,
09/14/33
(d)
........ EUR 18,270 $ 18,905,068
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... 1,525 1,590,153
5.75%, 10/15/27
(d)
........... GBP 485 560,682
5.75%, 10/15/27
(a)
........... USD 325 313,579
1.63%, 05/09/28
(d)
........... EUR 1,700 1,527,726
Santander UK Group Holdings plc
(d)
(BPSWS5 + 5.79%), 6.75%
(b)(o)
.. GBP 3,821 4,516,315
3.63%, 01/14/26 ............ 4,900 5,611,243
SCC Power plc
(a)(q)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 23,198 8,866,929
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 12,566 1,394,801
SP Distribution plc, 5.88%
,
07/17/26
(d)
GBP 4,200 5,146,199
SSE plc, 8.38%
,
11/20/28
(d)
....... 10,800 14,656,734
Standard Chartered plc
(b)
(3-mo. LIBOR USD + 1.51%),
7.14%
(a)(o)
............... USD 5,000 4,639,268
(3-mo. LIBOR USD + 1.51%),
7.14%
(d)(o)
............... 800 742,283
(1-Year EUR Swap Annual +
0.90%), 0.85%, 01/27/28
(d)
... EUR 11,000 10,220,759
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 9,612 10,906,669
8.25%, 07/31/25 ............ 6,608 7,619,794
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 5,971 6,015,341
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,862 3,721,446
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,444 7,289,718
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,062 3,486,501
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 3,147 2,325,993
Thames Water Utilities Finance plc
(d)
4.00%, 06/19/25 ............ 11,632 13,198,749
0.88%, 01/31/28 ............ EUR 1,635 1,413,630
4.38%, 01/18/31 ............ 24,633 23,003,158
Virgin Media Secured Finance plc
(d)
5.00%, 04/15/27 ............ GBP 5,230 5,911,651
5.25%, 05/15/29 ............ 400 419,714
4.25%, 01/15/30 ............ 2,425 2,363,296
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 2,460 2,491,200
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 7,822 7,778,052
3.25%, 01/31/31 ............ EUR 7,636 6,601,747
4.50%, 07/15/31 ............ GBP 5,130 4,890,132
Vodafone Group plc
5.75%, 02/10/63 ............ USD 3,950 3,462,893
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(b)(d)
.. EUR 2,210 2,149,601
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(b)(d)
........ GBP 15,008 17,189,696
(5-Year USD Swap Semi + 3.05%),
6.25%, 10/03/78
(b)(d)
........ USD 5,297 5,207,905
Series NC6, (5-Year EUR Swap
Annual + 3.00%), 2.63%,
08/27/80
(b)(d)
............. EUR 3,212 3,090,773
(5-Year EUR Swap Annual +
3.00%), 2.63%, 08/27/80
(b)(d)
.. 2,745 2,641,399

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 60NC10, (5-Year EUR
Swap Annual + 3.48%), 3.00%,
08/27/80
(b)(d)
............. EUR 3,386 $ 2,900,393
WPP Finance SA, 4.13%
,
05/30/28
(d)
6,500 6,812,255
1,222,134,865
United States — 17.1%
AbbVie, Inc.
2.60%, 11/21/24 ............ USD 5,000 4,820,300
3.20%, 05/14/26 ............ 1,591 1,502,825
2.95%, 11/21/26 ............ 6,250 5,800,069
3.20%, 11/21/29 ............ 63,455 55,995,760
Affinity Interactive, 6.88%
,
12/15/27
(a)
4,747 4,024,409
Albertsons Cos., Inc.
(a)
4.63%, 01/15/27 ............ 588 555,200
3.50%, 03/15/29 ............ 3,640 3,103,411
4.88%, 02/15/30 ............ 435 391,946
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 16,997 17,019,263
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ............ 3,950 3,658,384
2.95%, 03/15/34 ............ 5,310 4,032,167
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 8,741 8,741,000
7.25%, 08/15/27 ............ 4,805 4,522,706
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 11,681 10,157,659
4.88%, 06/01/28 ............ GBP 1,712 1,659,038
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... USD 2,565 2,553,551
Amazon.com, Inc., 2.10%
,
05/12/31 . 23,125 18,538,647
Ambac Assurance Corp., 5.10%
(a)(o)
.. 1,407 2,012,604
American Airlines Pass-Through Trust
(c)
Series 2017-2C, 5.18%, 10/15/23 767 767,264
Series 2011-1B, Class B, 4.87%,
04/22/25 ............... 827 827,219
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 2,736 2,694,960
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 30,890 28,881,776
American Express Co.
2.50%, 07/30/24 ............ 6,101 5,933,492
3.00%, 10/30/24 ............ 13,300 12,894,443
4.90%, 02/13/26 ............ 10,000 9,810,794
(1-day SOFR + 1.00%), 4.99%,
05/01/26
(b)
.............. 12,000 11,789,539
4.05%, 05/03/29 ............ 4,150 3,862,429
American Tower Corp.
2.95%, 01/15/25 ............ 7,500 7,207,622
1.95%, 05/22/26 ............ EUR 10,100 10,035,396
0.45%, 01/15/27 ............ 4,950 4,597,488
2.75%, 01/15/27 ............ USD 4,435 4,006,472
0.40%, 02/15/27 ............ EUR 12,750 11,804,085
4.13%, 05/16/27 ............ 17,790 18,567,315
0.50%, 01/15/28 ............ 7,900 7,080,056
1.50%, 01/31/28 ............ USD 10,000 8,287,814
5.25%, 07/15/28 ............ 8,196 7,914,423
2.10%, 06/15/30 ............ 4,150 3,229,840
2.70%, 04/15/31 ............ 12,000 9,516,807
2.30%, 09/15/31 ............ 20,460 15,527,092
5.65%, 03/15/33 ............ 16,600 15,957,030
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 4,870 3,555,252
AmeriGas Partners LP, 9.38%
,
06/01/28
(a)
................ 7,982 8,091,753
Security
Par (000)
Par (000) Value
United States (continued)
Amgen, Inc.
5.50%, 12/07/26
(d)
........... GBP 37,420 $ 45,732,570
5.15%, 03/02/28 ............ USD 27,000 26,554,385
1.65%, 08/15/28 ............ 7,633 6,426,109
3.00%, 02/22/29 ............ 5,894 5,237,537
4.05%, 08/18/29 ............ 31,525 29,261,819
2.45%, 02/21/30 ............ 5,125 4,243,441
2.30%, 02/25/31 ............ 19,038 15,256,818
2.00%, 01/15/32 ............ 4,150 3,149,388
4.20%, 02/22/52 ............ 6,027 4,513,957
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 5,750 5,649,639
Aptiv plc
2.40%, 02/18/25 ............ 8,300 7,897,290
3.25%, 03/01/32 ............ 7,588 6,220,921
Ardagh Metal Packaging Finance USA
LLC
2.00%, 09/01/28
(d)
........... EUR 5,900 5,161,759
3.25%, 09/01/28
(a)
........... USD 13,190 10,997,715
3.00%, 09/01/29
(d)
........... EUR 1,902 1,523,410
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... USD 9,543 9,302,052
2.13%, 08/15/26
(d)
........... EUR 9,260 8,689,289
4.75%, 07/15/27
(d)
........... GBP 9,372 9,016,694
Arsenal AIC Parent LLC, 8.00%
,
10/01/30
(a)
................ USD 750 746,265
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 5,590 4,999,221
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 12,838 12,111,646
4.63%, 08/01/29 ............ 2,230 1,881,818
4.63%, 04/01/30 ............ 6,259 5,123,583
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 44,660 49,830,254
5.50%, 03/15/27
(d)
........... 19,400 23,267,646
4.30%, 11/18/34 ............ EUR 8,890 9,036,529
3.15%, 09/04/36 ............ 7,900 6,983,788
AvalonBay Communities, Inc.
3.35%, 05/15/27 ............ USD 1,650 1,523,664
5.00%, 02/15/33 ............ 3,365 3,204,670
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,481 4,520,473
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... 1,816 1,889,381
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 2,853 2,963,126
Bank of America Corp.
(1-day SOFR + 1.33%), 3.38%,
04/02/26
(b)
.............. USD 17,433 16,685,049
3.50%, 04/19/26 ............ 1,570 1,482,251
(1-day SOFR + 1.75%), 4.83%,
07/22/26
(b)
.............. 22,396 21,833,617
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(b)(d)
............. EUR 23,700 23,843,724
Series N, (1-day SOFR + 0.91%),
1.66%, 03/11/27
(b)
......... USD 1,479 1,326,949
(3-mo. CME Term SOFR + 1.84%),
3.82%, 01/20/28
(b)
......... 3,369 3,128,589
(3-mo. CME Term SOFR + 1.77%),
3.71%, 04/24/28
(b)
......... 7,960 7,331,104
(1-day SOFR + 1.58%), 4.38%,
04/27/28
(b)
.............. 16,355 15,443,290
(3-mo. CME Term SOFR + 1.33%),
3.97%, 03/05/29
(b)
......... 5,000 4,580,129

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.63%), 5.20%,
04/25/29
(b)
.............. USD 34,246 $ 32,989,295
(1-day SOFR + 1.57%), 5.82%,
09/15/29
(b)
.............. 74,228 73,317,032
(3-mo. CME Term SOFR + 1.47%),
3.97%, 02/07/30
(b)
......... 5,000 4,490,490
(3-mo. EURIBOR + 0.91%), 1.38%,
05/09/30
(b)(d)
............. EUR 15,000 13,353,892
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31
(b)
......... USD 24,350 19,515,036
(3-mo. EURIBOR + 0.79%), 0.69%,
03/22/31
(b)(d)
............. EUR 13,000 10,752,924
(1-day SOFR + 2.15%), 2.59%,
04/29/31
(b)
.............. USD 4,150 3,334,903
(1-day SOFR + 1.37%), 1.92%,
10/24/31
(b)
.............. 4,150 3,130,902
Series N, (1-day SOFR + 1.22%),
2.65%, 03/11/32
(b)
......... 12,420 9,774,119
(1-day SOFR + 1.32%), 2.69%,
04/22/32
(b)
.............. 8,300 6,523,311
(1-day SOFR + 1.22%), 2.30%,
07/21/32
(b)
.............. 12,420 9,411,009
(1-day SOFR + 1.21%), 2.57%,
10/20/32
(b)
.............. 13,010 9,996,787
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 ............ 8,000 7,148,851
(1-day SOFR + 1.03%), 4.95%,
04/26/27
(b)
.............. 8,300 8,101,509
3.85%, 04/26/29 ............ 25,000 23,191,312
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 833 835,474
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 10,787,881
Becton Dickinson & Co.
3.73%, 12/15/24 ............ 8,400 8,192,554
0.03%, 08/13/25 ............ EUR 4,400 4,315,837
4.69%, 02/13/28 ............ USD 8,500 8,240,554
2.82%, 05/20/30 ............ 15,000 12,628,545
1.96%, 02/11/31 ............ 14,150 11,047,523
Becton Dickinson Euro Finance SARL,
1.21%
,
06/04/26 ............ EUR 16,000 15,741,015
Belden, Inc.
(d)
3.38%, 07/15/27 ............ 2,635 2,587,662
3.88%, 03/15/28 ............ 800 785,072
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 6,863 6,780,919
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,597,939
Booking Holdings, Inc., 4.00%
,
11/15/26 .................. EUR 4,700 4,989,408
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ 12,782 13,388,767
BP Capital Markets America, Inc.
3.59%, 04/14/27 ............ USD 5,000 4,712,594
3.94%, 09/21/28 ............ 7,000 6,556,831
Broadcom, Inc.
4.00%, 04/15/29
(a)
........... 8,290 7,480,826
4.15%, 11/15/30 ............ 21,150 18,733,243
2.45%, 02/15/31
(a)
........... 27,351 21,377,680
4.30%, 11/15/32 ............ 8,300 7,241,245
3.42%, 04/15/33
(a)
........... 12,550 10,038,200
Buckeye Partners LP
4.35%, 10/15/24 ............ 4,975 4,806,692
4.13%, 03/01/25
(a)
........... 2,365 2,246,565
3.95%, 12/01/26 ............ 261 234,375
Security
Par (000)
Par (000) Value
United States (continued)
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ USD 5,752 $ 5,673,271
8.13%, 07/01/27 ............ 10,979 11,031,337
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 4,843 4,867,088
Calpine Corp., 5.13%
,
03/15/28
(a)
... 4,315 3,842,241
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 13,235 13,067,531
Capital One Financial Corp., (1-day
SOFR + 2.86%), 6.38%
,
06/08/34
(b)
33,065 31,203,956
Cargill, Inc., 4.50%
,
06/24/26
(a)
..... 6,955 6,801,996
Carnival Corp., 7.63%
,
03/01/26
(d)
... EUR 11,389 11,818,743
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 9,333 7,831,732
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28
(d)
........... EUR 8,237 7,271,655
3.13%, 02/15/29
(a)
........... USD 985 807,892
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 5,562 5,024,813
CenterPoint Energy Houston Electric
LLC
5.20%, 10/01/28 ............ 9,890 9,814,077
5.30%, 04/01/53 ............ 957 894,619
Central Parent LLC, 8.00%
,
06/15/29
(a)
1,615 1,609,024
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 13,178,176
Charles Schwab Corp. (The)
5.88%, 08/24/26 ............ 7,977 7,950,728
(1-day SOFR + 2.01%), 6.14%,
08/24/34
(b)
.............. 8,000 7,782,053
Charter Communications Operating
LLC
3.75%, 02/15/28 ............ 8,128 7,329,097
4.20%, 03/15/28 ............ 7,758 7,120,590
2.25%, 01/15/29 ............ 31,294 25,522,714
5.05%, 03/30/29 ............ 8,300 7,758,448
Chemours Co. (The), 4.00%
,
05/15/26 EUR 3,000 2,937,814
Chesapeake Energy Corp.
6.13%, 02/15/21
(c)(g)(p)
......... USD 27,853 3
5.38%, 06/15/21
(c)(g)(p)
......... 4,795 —
5.50%, 02/01/26
(a)
........... 1,968 1,904,303
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 261 248,783
4.75%, 01/15/28 ............ 218 196,645
Citigroup, Inc.
(1-day SOFR + 1.53%), 3.29%,
03/17/26
(b)
.............. 8,407 8,045,336
3.40%, 05/01/26 ............ 537 504,378
(3-mo. EURIBOR + 1.07%), 1.50%,
07/24/26
(b)(d)
............. EUR 10,500 10,536,300
1.75%, 10/23/26 ............ GBP 7,470 8,140,647
(1-day SOFR + 1.28%), 3.07%,
02/24/28
(b)
.............. USD 30,373 27,551,374
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... 2,075 1,863,524
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 16,570 13,438,516
(1-day SOFR + 3.91%), 4.41%,
03/31/31
(b)
.............. 11,675 10,502,446
(1-day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 28,500 22,726,117
(1-day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 16,570 12,826,783
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 16,609 16,899,658

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Clarios Global LP, 4.38%
,
05/15/26
(d)
. EUR 5,382 $ 5,461,877
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... USD 747 663,330
Cleveland-Cliffs, Inc., 6.75%
,
04/15/30
(a)
21,508 20,101,732
Cloud Software Group, Inc., 6.50%
,
03/31/29
(a)
................ 36,811 32,553,097
Comcast Corp.
2.35%, 01/15/27 ............ 7,932 7,184,183
3.30%, 02/01/27 ............ 7,037 6,570,458
3.55%, 05/01/28 ............ 677 628,197
3.40%, 04/01/30 ............ 16,629 14,667,900
1.95%, 01/15/31 ............ 1,776 1,388,564
4.65%, 02/15/33 ............ 12,824 12,006,029
Comerica Bank, (1-day SOFR +
2.61%), 5.33%
,
08/25/33
(b)
..... 29,400 24,245,238
Commercial Metals Co.
4.13%, 01/15/30 ............ 22,119 19,255,903
4.38%, 03/15/32 ............ 7,677 6,439,041
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 2,660 2,532,195
Concentrix Corp.
6.65%, 08/02/26 ............ 7,905 7,857,389
6.60%, 08/02/28 ............ 4,050 3,907,563
Consensus Cloud Solutions, Inc.,
6.00%
,
10/15/26
(a)
........... 1,470 1,353,060
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,291,878
Constellation Energy Generation LLC,
6.50%
,
10/01/53 ............ 20,485 20,532,833
Consumers Energy Co., 4.90%
,
02/15/29 ................. 21,478 20,999,055
Coty, Inc.
3.88%, 04/15/26
(d)
........... EUR 7,059 7,270,280
5.75%, 09/15/28
(d)
........... 2,626 2,789,254
6.63%, 07/15/30
(a)
........... USD 1,585 1,547,499
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 7,037 5,773,155
Crestwood Midstream Partners LP,
6.00%
,
02/01/29
(a)
........... 57,157 55,173,652
CRH SMW Finance DAC, 4.00%
,
07/11/31
(d)
................ EUR 13,800 14,212,460
Crown Castle, Inc.
2.90%, 03/15/27 ............ USD 17,757 16,105,948
5.00%, 01/11/28 ............ 11,804 11,403,539
4.30%, 02/15/29 ............ 7,774 7,178,184
3.10%, 11/15/29 ............ 10,000 8,506,784
2.50%, 07/15/31 ............ 32,029 24,978,811
Crown European Holdings SA
(d)
3.38%, 05/15/25 ............ EUR 7,132 7,352,297
5.00%, 05/15/28 ............ 9,751 10,259,348
CRSO Trust, 7.12%
,
07/10/28
(a)
.... USD 4,399 4,367,967
CSC Holdings LLC
5.25%, 06/01/24 ............ 19,265 18,325,700
5.50%, 04/15/27
(a)
........... 14,535 12,457,589
CVS Health Corp.
2.88%, 06/01/26 ............ 2,375 2,212,216
3.63%, 04/01/27 ............ 3,175 2,966,360
1.30%, 08/21/27 ............ 11,955 10,160,921
1.75%, 08/21/30 ............ 25,506 19,626,892
1.88%, 02/28/31 ............ 23,380 17,830,345
5.63%, 02/21/53 ............ 3,940 3,541,258
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(d)
........... EUR 6,188 6,617,316
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,393,314
Security
Par (000)
Par (000) Value
United States (continued)
Dell International LLC, 6.02%
,
06/15/26 USD 6,224 $ 6,248,267
DISH DBS Corp., 5.88%
,
11/15/24 .. 9,661 8,992,346
DISH Network Corp., 0.00%
,
12/15/25
(m)
(n)
...................... 8,119 5,419,433
Dollar General Corp., 3.88%
,
04/15/27 5,000 4,684,662
Dresdner Funding Trust I, 8.15%
,
06/30/31
(d)
................ 4,994 5,293,640
Duke Energy Corp., 3.10%
,
06/15/28 EUR 18,454 18,329,365
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... USD 9,512 9,735,722
Eaton Corp., 4.35%
,
05/18/28 ..... 3,609 3,472,570
Ecolab, Inc.
5.25%, 01/15/28 ............ 10,000 9,981,926
2.13%, 02/01/32 ............ 27,468 21,541,160
Edison International, 6.95%
,
11/15/29 4,150 4,279,935
Elevance Health, Inc.
4.90%, 02/08/26 ............ 9,700 9,514,772
1.50%, 03/15/26 ............ 11,312 10,245,169
3.65%, 12/01/27 ............ 3,402 3,153,323
2.88%, 09/15/29 ............ 8,000 6,897,730
2.55%, 03/15/31 ............ 19,600 15,883,245
4.10%, 05/15/32 ............ 4,150 3,696,449
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(d)
........... EUR 1,797 1,892,925
6.63%, 12/15/30
(a)
........... USD 5,150 4,957,774
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ EUR 7,337 7,545,043
5.38%, 02/15/26 ............ GBP 2,175 2,433,114
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 2,644 2,228,156
Enterprise Products Operating LLC
3.13%, 07/31/29 ............ USD 4,200 3,689,863
2.80%, 01/31/30 ............ 8,400 7,130,518
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5,525 5,536,006
7.50%, 06/01/30 ............ 2,750 2,761,679
Equinix, Inc.
1.25%, 07/15/25 ............ 8,000 7,358,144
2.90%, 11/18/26 ............ 3,000 2,753,847
3.20%, 11/18/29 ............ 9,709 8,314,171
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 30,063 28,898,059
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(c)(g)(p)
......... 1,665 —
Eversource Energy
Series L, 2.90%, 10/01/24 ..... 8,093 7,841,730
4.75%, 05/15/26 ............ 10,000 9,775,312
Exelon Corp.
2.75%, 03/15/27 ............ 4,486 4,073,682
5.15%, 03/15/28 ............ 4,040 3,964,712
Fidelity National Information Services,
Inc.
0.63%, 12/03/25 ............ EUR 4,400 4,310,940
1.15%, 03/01/26 ............ USD 6,136 5,497,312
1.50%, 05/21/27 ............ EUR 12,022 11,522,257
First Horizon Bank, 5.75%
,
05/01/30 . USD 3,950 3,535,547
Fiserv, Inc., 2.25%
,
07/01/25 ...... GBP 3,800 4,370,688
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ USD 21,761 20,531,340
Florida Power & Light Co., 4.40%
,
05/15/28 ................. 10,368 9,997,332
FLYR, Inc., 7.74%
,
01/20/27
(c)
..... 12,083 11,192,490
Flyreel, Inc., 8.00%
,
08/10/27
(c)
.... 24,829 24,515,705

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ford Motor Co.
3.25%, 02/12/32 ............ USD 4,719 $ 3,636,761
6.10%, 08/19/32 ............ 12,129 11,424,459
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ............ 4,822 4,791,320
4.54%, 03/06/25 ............ GBP 7,147 8,371,601
6.86%, 06/05/26 ............ 19,532 23,480,678
6.13%, 05/15/28 ............ EUR 3,042 3,304,599
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ USD 2,712 2,461,662
5.00%, 03/01/28 ............ 18,586 16,685,489
Freed Corp., 10.00%
,
12/01/23
(c)
... 26,905 25,694,083
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 5,489 5,489,488
8.25%, 04/15/25 ............ 3,286 3,286,677
FreeWire Technologies, Inc., 15.27%
,
03/31/25
(b)(c)
............... 17,700 17,788,238
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 13,760 12,514,282
8.75%, 05/15/30 ............ 18,687 17,742,845
8.63%, 03/15/31 ............ 15,465 14,569,085
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 17,610 16,358,633
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,462,000
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3,216 2,814,000
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 999 1,042,812
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 8,798 8,625,249
7.13%, 09/30/30 ............ 6,204 6,111,732
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 9,000 8,775,668
4.20%, 04/17/28 ............ USD 13,630 12,849,624
2.88%, 04/15/30 ............ 4,150 3,507,265
2.25%, 10/14/31 ............ 17,075 13,324,014
General Motors Financial Co., Inc.
5.40%, 04/06/26 ............ 7,055 6,909,028
5.15%, 08/15/26
(d)
........... GBP 6,800 8,076,586
2.35%, 02/26/27 ............ USD 15,000 13,219,850
4.50%, 11/22/27
(d)
........... EUR 6,500 6,804,709
Georgia-Pacific LLC
(a)
0.95%, 05/15/26 ............ USD 3,000 2,655,475
2.30%, 04/30/30 ............ 5,183 4,220,020
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 13,015 12,459,124
1.65%, 10/01/30 ............ 7,775 6,070,778
5.25%, 10/15/33 ............ 15,000 14,631,047
Global Payments, Inc., 4.88%
,
03/17/31 EUR 16,606 17,091,266
GLP Capital LP, 4.00%
,
01/15/31 ... USD 3,678 3,061,996
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,063,430
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/25 ............ 6,000 5,802,584
(1-day SOFR + 0.79%), 1.09%,
12/09/26
(b)
.............. 12,566 11,243,245
(1-day SOFR + 0.80%), 1.43%,
03/09/27
(b)
.............. 7,186 6,397,620
(1-day SOFR + 0.82%), 1.54%,
09/10/27
(b)
.............. 36,586 32,034,496
(1-day SOFR + 0.91%), 1.95%,
10/21/27
(b)
.............. 7,180 6,339,601
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.85%), 3.62%,
03/15/28
(b)
.............. USD 20,249 $ 18,683,223
7.25%, 04/10/28 ............ GBP 4,900 6,257,996
1.25%, 02/07/29
(d)
........... EUR 19,000 16,951,329
0.88%, 05/09/29
(d)
........... 16,000 13,824,094
(1-day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 8,300 6,221,869
(1-day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 6,225 4,862,203
(1-day SOFR + 1.25%), 2.38%,
07/21/32
(b)
.............. 4,150 3,160,593
(1-day SOFR + 1.26%), 2.65%,
10/21/32
(b)
.............. 20,200 15,591,726
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 16,784 9,326,911
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 1,620 1,534,950
Grand Canyon University
3.25%, 10/01/23 ............ 3,053 3,049,184
5.13%, 10/01/28 ............ 8,775 7,972,438
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 1,142,747
GXO Logistics, Inc., 2.65%
,
07/15/31 USD 9,270 7,033,348
HCA, Inc.
5.38%, 02/01/25 ............ 17,164 16,982,351
4.50%, 02/15/27 ............ 20,000 19,092,100
3.13%, 03/15/27 ............ 5,492 4,989,972
5.88%, 02/01/29 ............ 11,080 10,900,267
3.50%, 09/01/30 ............ 23,400 19,796,997
3.63%, 03/15/32 ............ 5,242 4,345,034
Healthpeak OP LLC
1.35%, 02/01/27 ............ 3,840 3,339,151
5.25%, 12/15/32 ............ 3,146 2,925,995
Home Depot, Inc. (The)
2.95%, 06/15/29 ............ 16,735 14,905,668
1.38%, 03/15/31 ............ 34,397 26,015,750
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 26,647,500
Honeywell International, Inc., 3.75%
,
05/17/32 ................. EUR 7,800 7,953,270
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ USD 7,145 6,295,245
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 349 300,369
5.25%, 08/15/27
(a)
........... 327 259,153
4.75%, 01/15/28
(a)
........... 218 166,656
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ............ 8,750 8,020,985
1.85%, 09/15/32 ............ 14,150 10,349,494
Intuit, Inc.
5.20%, 09/15/33 ............ 22,327 21,741,048
5.50%, 09/15/53 ............ 2,782 2,669,128
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 6,724 7,732,277
John Deere Capital Corp., Series I,
5.15%
,
09/08/33 ............ USD 4,626 4,523,777
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.85%), 2.08%,
04/22/26 ............... 7,430 6,973,838
(1-day SOFR + 1.32%), 4.08%,
04/26/26 ............... 22,913 22,236,274
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(d)
... GBP 12,200 13,803,035
(1-day SOFR + 1.56%), 4.32%,
04/26/28 ............... USD 54,985 52,169,858

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. EURIBOR + 0.84%), 1.64%,
05/18/28
(d)
.............. EUR 14,100 $ 13,560,417
(1-day SOFR + 1.89%), 2.18%,
06/01/28 ............... USD 6,997 6,130,831
(1-day SOFR + 1.99%), 4.85%,
07/25/28 ............... 18,535 17,867,091
(3-mo. CME Term SOFR + 1.42%),
3.70%, 05/06/30 .......... 22,213 19,811,343
(3-mo. CME Term SOFR + 1.51%),
2.74%, 10/15/30 .......... 6,225 5,205,762
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... 8,300 6,242,941
Series u, (3-mo. CME Term SOFR +
1.21%), 6.58%, 02/02/37 .... 21,228 18,470,835
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 ............ 19,000 18,263,380
3.95%, 04/15/29 ............ 20,275 18,727,661
Kraft Heinz Foods Co.
4.13%, 07/01/27
(d)
........... GBP 2,985 3,463,089
3.75%, 04/01/30 ............ USD 10,375 9,260,142
4.25%, 03/01/31 ............ 6,910 6,294,591
Kronos International, Inc., 3.75%
,
09/15/25
(d)
................ EUR 8,687 8,259,101
Landsea Homes Corp., 11.00%
,
07/17/28
(c)
................ USD 78,968 76,598,960
Lessen, Inc., (3-mo. CME Term SOFR +
5.00%), 13.40%
,
01/05/28
(a)(b)(c)
.. 39,939 37,494,295
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 13,947 14,010,552
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(n)
............... USD 4,313 366,605
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 29,389 19,376,373
Litigation Systems, Inc., Series 2020-1,
Class A, 4.00%
,
10/30/27
(c)
..... 7,227 7,010,272
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ 3,787 3,715,830
3.35%, 04/01/27 ............ 9,489 8,834,223
3.10%, 05/03/27 ............ 10,000 9,209,151
4.50%, 04/15/30 ............ 6,225 5,808,601
1.70%, 10/15/30 ............ 12,800 9,815,181
2.63%, 04/01/31 ............ 16,300 13,185,009
3.75%, 04/01/32 ............ 4,150 3,593,488
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 9,763,187
Marriott International, Inc., 5.45%
,
09/15/26 ................. 4,152 4,113,911
Marsh & McLennan Cos., Inc., 5.40%
,
09/15/33 ................. 10,000 9,736,072
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 7,231,038
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 441,063
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 33,107 31,939,511
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 31,672 26,776,225
Medtronic Global Holdings SCA
2.63%, 10/15/25 ............ EUR 4,940 5,071,750
4.25%, 03/30/28 ............ USD 10,429 9,982,296
Metropolitan Life Global Funding I,
1.88%
,
01/11/27
(a)
........... 637 564,640
MGM Resorts International
5.75%, 06/15/25 ............ 109 106,467
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 09/01/26 ............ USD 391 $ 365,187
5.50%, 04/15/27 ............ 1,517 1,415,342
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 5,883,818
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/24/26
(a)
983 867,768
Moody's Corp., 0.95%
,
02/25/30 .... EUR 5,454 4,750,095
Morgan Stanley
(b)
(1-day SOFR + 1.30%), 5.05%,
01/28/27 ............... USD 18,497 18,131,343
(1-day SOFR + 0.86%), 1.51%,
07/20/27 ............... 1,562 1,380,169
(3-mo. EURIBOR + 0.70%), 0.41%,
10/29/27 ............... EUR 10,000 9,360,765
(1-day SOFR + 1.00%), 2.48%,
01/21/28 ............... USD 21,862 19,492,570
(1-day SOFR + 1.61%), 4.21%,
04/20/28 ............... 40,932 38,487,595
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... EUR 15,000 15,843,970
(1-day SOFR + 1.63%), 5.45%,
07/20/29 ............... USD 3,331 3,245,955
(3-mo. EURIBOR + 0.87%), 0.50%,
10/26/29 ............... EUR 7,900 6,828,686
(3-mo. CME Term SOFR + 1.89%),
4.43%, 01/23/30 .......... USD 2,075 1,919,674
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... 20,200 16,515,739
(1-day SOFR + 3.12%), 3.62%,
04/01/31 ............... 6,640 5,720,185
(1-day SOFR + 1.03%), 1.79%,
02/13/32 ............... 8,300 6,146,547
(3-mo. EURIBOR + 1.25%), 2.95%,
05/07/32 ............... EUR 40,000 37,538,719
(3-mo. EURIBOR + 0.83%), 1.10%,
04/29/33 ............... 20,000 15,865,051
Morgan Stanley Bank NA
5.48%, 07/16/25 ............ USD 8,863 8,831,241
4.75%, 04/21/26 ............ 17,850 17,447,544
MPLX LP, 5.65%
,
03/01/53 ....... 137 117,723
Nasdaq, Inc.
5.65%, 06/28/25 ............ 4,165 4,152,228
5.35%, 06/28/28 ............ 6,603 6,482,366
4.50%, 02/15/32 ............ EUR 8,850 9,273,763
National Grid North America, Inc.
(d)
4.15%, 09/12/27 ............ 9,350 9,832,896
1.05%, 01/20/31 ............ 3,871 3,214,855
4.67%, 09/12/33 ............ 9,440 9,827,132
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 2,465 2,329,234
5.50%, 08/15/28 ............ 7,695 6,787,495
5.13%, 12/15/30 ............ 7,284 5,914,073
5.75%, 11/15/31 ............ 3,441 2,846,471
NCR Atleos Escrow Corp., 9.50%
,
04/01/29
(a)
................ 3,320 3,211,104
Netflix, Inc.
5.88%, 02/15/25 ............ 4,200 4,188,240
3.63%, 05/15/27 ............ EUR 11,800 12,205,579
4.88%, 04/15/28 ............ USD 4,200 4,069,454
5.88%, 11/15/28 ............ 10,000 10,056,610
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(e)
............... 2,117 1,962,570
New York Life Global Funding, 4.35%
,
09/16/25
(d)
................ GBP 5,880 7,005,394

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ USD 2,431 $ 2,163,385
4.75%, 11/01/28 ............ 7,339 6,074,558
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 ............ 3,348 3,353,066
5.75%, 09/01/25 ............ 14,175 14,135,195
4.63%, 07/15/27 ............ 5,000 4,819,285
1.90%, 06/15/28 ............ 4,475 3,786,537
Nissan Motor Acceptance Co. LLC,
7.05%
,
09/15/28
(a)
........... 5,403 5,402,066
Norfolk Southern Corp., 5.05%
,
08/01/30 ................. 7,934 7,644,418
Northern Oil & Gas, Inc., 8.75%
,
06/15/31
(a)
................ 5,846 5,889,848
Northern States Power Co., 2.90%
,
03/01/50 ................. 7,107 4,349,950
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
13,446 12,991,184
NSTAR Electric Co., 3.20%
,
05/15/27 1,066 989,684
NVIDIA Corp., 2.85%
,
04/01/30 .... 22,498 19,628,172
OI European Group BV
(d)
2.88%, 02/15/25 ............ EUR 4,779 4,909,609
6.25%, 05/15/28 ............ 7,549 8,112,072
Olympus Water US Holding Corp.
7.13%, 10/01/27
(a)
........... USD 5,254 4,859,753
9.63%, 11/15/28
(d)
........... EUR 12,026 12,681,990
9.75%, 11/15/28
(a)
........... USD 28,566 28,504,249
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(a)
........... 7,580 7,237,714
5.75%, 03/15/29 ............ 11,227 11,395,112
2.75%, 05/15/30 ............ 9,000 7,580,939
4.60%, 06/01/52 ............ 11,300 9,326,128
OPENLANE, Inc., 5.13%
,
06/01/25
(a)
. 64 61,917
Oracle Corp.
1.65%, 03/25/26 ............ 10,000 9,057,876
2.30%, 03/25/28 ............ 6,775 5,869,602
2.95%, 04/01/30 ............ 8,400 7,068,485
2.88%, 03/25/31 ............ 8,300 6,779,687
6.25%, 11/09/32 ............ 12,276 12,427,640
4.90%, 02/06/33 ............ 13,444 12,391,742
Organon & Co., 2.88%
,
04/30/28
(d)
.. EUR 5,200 4,724,976
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ USD 283 249,346
4.63%, 03/15/30 ............ 218 171,372
Pacific Gas & Electric Co.
3.25%, 02/16/24 ............ 353 348,869
4.95%, 07/01/50 ............ 10,000 7,453,684
3.50%, 08/01/50 ............ 1,840 1,095,367
Palomino Funding Trust I, 7.23%
,
05/17/28
(a)
................ 4,440 4,455,808
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 13,483 10,589,683
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,753 8,250,552
Parker-Hannifin Corp.
3.65%, 06/15/24 ............ 12,000 11,814,153
3.25%, 06/14/29 ............ 15,000 13,324,430
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 260,100
PECO Energy Co.
3.00%, 09/15/49 ............ 5,725 3,561,981
4.60%, 05/15/52 ............ 6,500 5,368,740
Penske Truck Leasing Co. LP
(a)
4.00%, 07/15/25 ............ 4,091 3,929,271
Security
Par (000)
Par (000) Value
United States (continued)
5.55%, 05/01/28 ............ USD 10,000 $ 9,686,495
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 31,270 29,937,585
7.75%, 02/15/26 ............ 1,526 1,535,879
6.88%, 04/01/27 ............ 4,962 4,891,155
5.88%, 07/01/29 ............ 2,835 2,666,842
7.00%, 01/15/32 ............ 3,634 3,583,896
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25 ............ 25,000 24,654,525
4.75%, 05/19/33 ............ 11,592 10,957,660
Pfizer, Inc.
2.63%, 04/01/30 ............ 9,539 8,146,753
2.55%, 05/28/40 ............ 6,150 4,136,661
Pilgrim's Pride Corp., 6.25%
,
07/01/33 11,954 11,234,241
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(c)
. 28,862 28,429,155
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
30,040 23,656,500
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,461,250
PNC Financial Services Group, Inc.
(The), (1-day SOFR + 1.93%),
5.07%
,
01/24/34
(b)
........... 8,250 7,481,505
PPG Industries, Inc., 1.20%
,
03/15/26 7,700 6,910,667
Prologis LP
4.88%, 06/15/28 ............ 8,785 8,559,790
2.25%, 01/15/32 ............ 2,751 2,131,196
4.63%, 01/15/33 ............ 6,898 6,381,983
Public Service Electric & Gas Co.,
4.65%
,
03/15/33 ............ 3,000 2,819,917
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)
3,267 3,426,266
Rand Parent LLC, 8.50%
,
02/15/30
(a)
20,786 19,229,145
Realty Income Corp., 5.13%
,
07/06/34 EUR 6,300 6,602,461
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ USD 10,845 10,724,096
Republic Services, Inc.
2.50%, 08/15/24 ............ 8,300 8,061,426
2.90%, 07/01/26 ............ 4,150 3,881,000
3.38%, 11/15/27 ............ 4,697 4,336,122
4.88%, 04/01/29 ............ 4,640 4,509,426
1.45%, 02/15/31 ............ 16,200 12,173,429
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 749,840
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 13,550 13,089,300
Rocket Mortgage LLC
(a)
2.88%, 10/15/26 ............ 16,070 14,152,688
3.63%, 03/01/29 ............ 10,254 8,477,344
3.88%, 03/01/31 ............ 695 554,172
Roper Technologies, Inc.
3.80%, 12/15/26 ............ 5,955 5,633,318
2.95%, 09/15/29 ............ 6,239 5,408,026
Royalty Pharma plc, 2.20%
,
09/02/30 8,000 6,210,584
RTX Corp., 2.15%
,
05/18/30 ...... EUR 14,800 13,619,692
S&P Global, Inc., 5.25%
,
09/15/33
(a)
. USD 27,380 26,688,112
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 2,161 2,117,780
8.63%, 06/01/27 ............ 13,740 11,648,862
11.25%, 12/15/27 ........... 8,734 8,014,324
San Diego Gas & Electric Co., 4.95%
,
08/15/28 ................. 9,007 8,768,325
SC Johnson & Son, Inc., 3.35%
,
09/30/24
(a)
................ 1,210 1,177,631
SCIL IV LLC
(d)
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 8.10%, 11/01/26
(b)
... EUR 2,347 2,462,755
9.50%, 07/15/28 ............ 6,719 7,234,271

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Seagate HDD Cayman
(a)
3.50%, 06/01/28
(n)
........... USD 2,931 $ 3,005,972
8.25%, 12/15/29 ............ 6,213 6,380,739
8.50%, 07/15/31 ............ 5,057 5,187,390
9.63%, 12/01/32 ............ 11,980 12,908,953
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 20,542 20,069,148
Sempra, 3.70%
,
04/01/29 ........ 5,806 5,231,013
Service Properties Trust
4.35%, 10/01/24 ............ 4,105 3,937,940
4.50%, 03/15/25 ............ 2,878 2,693,496
7.50%, 09/15/25 ............ 8,341 8,194,491
5.50%, 12/15/27 ............ 1,318 1,126,408
Sherwin-Williams Co. (The)
3.45%, 08/01/25 ............ 3,875 3,719,552
3.95%, 01/15/26 ............ 1,595 1,536,270
Shire Acquisitions Investments Ireland
DAC, 3.20%
,
09/23/26 ........ 6,000 5,602,926
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 6,300 6,477,273
Sirius XM Radio, Inc., 5.00%
,
08/01/27
(a)
................ USD 1,302 1,189,247
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 5,259 5,272,148
Southern California Edison Co.
Series D, 4.70%, 06/01/27 ..... 9,800 9,508,149
5.30%, 03/01/28 ............ 5,525 5,453,199
5.65%, 10/01/28 ............ 26,415 26,367,732
2.85%, 08/01/29 ............ 3,800 3,277,488
2.75%, 02/01/32 ............ 11,150 8,915,586
5.95%, 11/01/32 ............ 4,925 4,911,850
Series H, 3.65%, 06/01/51 ..... 7,800 5,176,366
5.70%, 03/01/53 ............ 2,261 2,077,303
Southern Co. (The), (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(b)
EUR 47,749 39,786,371
Southern Power Co., 1.85%
,
06/20/26 5,500 5,481,404
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ USD 20,416 20,025,597
9.38%, 11/30/29 ............ 4,070 4,141,775
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 5,363 5,305,619
5.15%, 03/20/28 ............ 1,661 1,631,353
State Street Corp., (3-mo. CME Term
SOFR + 1.26%), 6.67%
,
06/15/47
(b)
21,748 17,856,859
Steel Dynamics, Inc., 3.45%
,
04/15/30 20,575 17,836,605
Stem, Inc., 0.50%
,
12/01/28
(a)(n)
.... 1,234 710,167
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 875 784,598
Sun Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 3,123 3,111,568
Sun Country, Inc.
(c)
Series 2019-1B, 4.70%, 12/15/25 3,329 3,229,330
Series 2022-1A, 4.84%, 03/15/31 7,727 7,495,029
Sunoco LP
5.88%, 03/15/28 ............ 3,502 3,359,520
4.50%, 04/30/30 ............ 8,738 7,566,870
Targa Resources Corp., 6.50%
,
02/15/53 ................. 6,738 6,430,604
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 4,828 4,589,891
TEGNA, Inc., 4.63%
,
03/15/28 ..... 1,083 936,795
Tenet Healthcare Corp.
4.25%, 06/01/29 ............ 34,027 29,288,666
4.38%, 01/15/30 ............ 17,771 15,285,269
6.13%, 06/15/30 ............ 6,609 6,196,263
Security
Par (000)
Par (000) Value
United States (continued)
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... USD 10,398 $ 8,461,373
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 10.16%
,
09/30/24
(a)(b)
24,145 23,929,454
Thermo Fisher Scientific Finance I BV,
0.00%
,
11/18/25 ............ EUR 4,400 4,281,069
Thermo Fisher Scientific, Inc., 5.09%
,
08/10/33 ................. USD 10,000 9,669,464
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ 10,546 9,562,475
3.75%, 04/15/27 ............ 8,000 7,475,356
2.05%, 02/15/28 ............ 5,298 4,555,645
2.40%, 03/15/29 ............ 8,314 6,995,952
3.38%, 04/15/29 ............ 27,510 24,196,134
3.88%, 04/15/30 ............ 20,395 18,069,377
2.88%, 02/15/31 ............ 8,400 6,810,323
3.50%, 04/15/31 ............ 6,225 5,263,669
2.70%, 03/15/32 ............ 8,275 6,473,004
6.00%, 06/15/54 ............ 4,490 4,279,969
Toyota Motor Credit Corp.
4.45%, 05/18/26 ............ 10,000 9,778,044
3.05%, 03/22/27 ............ 2,414 2,238,147
Transocean Aquila Ltd., 8.00%
,
09/30/28
(a)
................ 1,458 1,458,000
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 2,888 2,938,540
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 2,880 2,945,209
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 10,934,438
5.70%, 06/15/28 ............ 562 515,685
Truist Financial Corp., (1-day SOFR +
2.36%), 5.87%
,
06/08/34
(b)
..... 8,225 7,741,558
Tyson Foods, Inc., 3.95%
,
08/15/24 . 12,000 11,796,351
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 3,036 2,647,414
Union Pacific Corp., 2.40%
,
02/05/30 USD 2,215 1,852,906
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 15,318,717
UnitedHealth Group, Inc.
3.38%, 04/15/27 ............ 8,090 7,589,800
3.88%, 12/15/28 ............ 8,171 7,673,493
4.25%, 01/15/29 ............ 30,000 28,561,103
2.30%, 05/15/31 ............ 10,840 8,758,063
4.20%, 05/15/32 ............ 8,300 7,575,587
5.35%, 02/15/33 ............ 34,085 33,716,182
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 15,123 14,812,263
US Bancorp, (1-day SOFR + 2.26%),
5.84%
,
06/12/34
(b)
........... 8,225 7,757,408
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 9,053 8,871,940
Venture Global LNG, Inc., 8.13%
,
06/01/28
(a)
................ 30,139 29,841,917
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 1,293 1,558,299
2.63%, 08/15/26 ............ USD 878 811,014
4.13%, 03/16/27 ............ 4,800 4,565,061
2.10%, 03/22/28 ............ 8,000 6,871,522
1.13%, 11/03/28 ............ GBP 4,900 4,791,939
3.88%, 02/08/29 ............ USD 5,000 4,578,734
3.15%, 03/22/30 ............ 12,450 10,626,557
1.68%, 10/30/30 ............ 13,225 10,055,071
2.55%, 03/21/31 ............ 20,496 16,319,633
2.36%, 03/15/32 ............ 8,300 6,332,555
1.13%, 09/19/35 ............ EUR 1,823 1,322,867

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Viasat, Inc.
(a)
5.63%, 09/15/25 ............ USD 1,175 $ 1,085,406
5.63%, 04/15/27 ............ 9,446 8,183,684
7.50%, 05/30/31 ............ 1,338 883,749
VICI Properties LP
5.63%, 05/01/24
(a)
........... 6,773 6,730,136
3.50%, 02/15/25
(a)
........... 12,437 11,899,468
4.50%, 09/01/26
(a)
........... 434 407,723
4.25%, 12/01/26
(a)
........... 6,271 5,843,011
5.75%, 02/01/27
(a)
........... 4,419 4,277,891
3.75%, 02/15/27
(a)
........... 8,266 7,500,679
3.88%, 02/15/29
(a)
........... 5,000 4,320,567
4.63%, 12/01/29
(a)
........... 5,361 4,755,475
4.95%, 02/15/30 ............ 7,775 7,113,873
4.13%, 08/15/30
(a)
........... 5,000 4,251,900
Vistra Operations Co. LLC
(a)
3.55%, 07/15/24 ............ 19,463 18,981,646
5.00%, 07/31/27 ............ 4,883 4,489,374
7.75%, 10/15/31 ............ 4,530 4,462,250
VMware, Inc.
4.65%, 05/15/27 ............ 7,659 7,386,127
4.70%, 05/15/30 ............ 26,083 24,023,303
2.20%, 08/15/31 ............ 4,150 3,131,719
Walt Disney Co. (The)
1.75%, 08/30/24 ............ 7,600 7,332,894
2.00%, 09/01/29 ............ 14,615 12,090,834
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 5,833 5,832,024
Washington Mutual Bank
(c)(g)(p)
0.00%, 09/21/17
(b)
........... 25,126 2
0.00%, 09/21/17
(m)
.......... 15,753 2
Washington Mutual Escrow Bonds
(c)(g)(p)
0.00%, 11/06/09 ............ 45,161 112,903
0.00%, 09/19/17
(b)(m)
......... 2,631 —
Washington Mutual, Inc., 0.00%
,
10/03/17
(b)(c)(g)(p)
............. 14,745 1
Waste Management, Inc.
1.15%, 03/15/28 ............ 12,000 10,052,594
2.00%, 06/01/29 ............ 4,000 3,333,764
4.88%, 02/15/34 ............ 25,000 23,659,312
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 2,689,467
Wells Fargo & Co.
(b)
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(d)
... GBP 11,300 12,491,305
(1-day SOFR + 1.98%), 4.81%,
07/25/28 ............... USD 11,604 11,073,367
(1-day SOFR + 1.74%), 5.57%,
07/25/29 ............... 13,833 13,495,360
(3-mo. EURIBOR + 1.85%), 1.74%,
05/04/30
(d)
.............. EUR 28,700 26,100,142
(3-mo. CME Term SOFR + 1.26%),
2.57%, 02/11/31 .......... USD 10,000 8,083,160
(1-day SOFR + 1.99%), 5.56%,
07/25/34 ............... 20,000 18,937,666
Welltower OP LLC
4.25%, 04/15/28 ............ 18,125 16,885,445
2.05%, 01/15/29 ............ 7,945 6,567,082
2.75%, 01/15/32 ............ 15,000 11,773,216
Western Midstream Operating LP,
6.35%
,
01/15/29 ............ 12,165 12,190,084
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 1,908,435
WRKCo, Inc., 3.90%
,
06/01/28 ..... USD 10,557 9,654,177
Security
Par (000)
Par (000) Value
United States (continued)
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ USD 2,662 $ 2,617,307
5.25%, 05/15/27 ............ 1,624 1,510,637
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 8,102 7,082,174
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 28,394 26,971,114
XHR LP
(a)
6.38%, 08/15/25 ............ 2,317 2,274,807
4.88%, 06/01/29 ............ 3,000 2,550,000
5,931,602,241
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 6,760 6,733,771
6.88%, 03/01/26 ............ 7,445 7,184,351
6.88%, 10/15/27 ............ 1,400 1,335,460
8.63%, 06/01/31 ............ 1,000 995,000
16,248,582
Total Corporate Bonds — 35.2%
(Cost: $12,984,564,703) ........................... 12,236,529,977
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
0.17%
,
 11/09/29
(c)
........... GBP 161 1,964
United States — 0.1%
(c)
AMF MF Portfolio, Term Loan,
6.67%
,
 11/06/28 ............ USD 4,446 4,434,995
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26 ... 35,827 33,534,425
37,969,420
Total Fixed Rate Loan Interests — 0.1%
(Cost: $39,930,755) .............................. 37,971,384
Floating Rate Loan Interests
Australia — 0.0%
Voyage Australia Pty Ltd., 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.50%), 9.09%
,
 07/20/28
(b)(j)
..... 997 987,481
Canada — 0.0%
(b)
Ontario Gaming GTA LP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
4.25%), 9.64%
,
 08/01/30
(j)
...... 414 414,000
WestJet Airlines Ltd., Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 3.00%),
8.42%
,
 12/11/26 ............ 6 5,530
419,530
European Union — 0.1%
Project Casavo, Term Loan, (1-mo.
EURIBOR + 0.00%), 0.00% -
7.24%
,
 12/05/26
(b)(c)
.......... EUR 18,971 19,581,419

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.0%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.70%),
7.63%
,
 04/21/28
(b)
........... EUR 1,888 $ 1,926,211
Germany — 0.0%
(b)
BK LC Lux SPV SARL, Facility Term
Loan B, 04/28/28
(j)(r)
.......... USD 998 995,365
Tele Columbus AG, Facility Term Loan
A3, (6-mo. EURIBOR + 3.50%),
7.43%
,
 10/15/24 ............ EUR 3,100 1,872,848
TK Elevator Midco GmbH, Facility Term
Loan B1, (6-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.50%), 9.38%
,
 07/30/27
(j)
...... USD 1,000 997,000
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.50%), 8.47%
,
 10/02/26 ...... EUR 8,200 5,819,368
9,684,581
Ireland — 0.1%
Beech, Term Loan, (1-mo. EURIBOR +
0.00%), 7.41%
,
 01/01/28
(b)(c)
.... 41,431 43,640,696
Jersey, Channel Islands — 0.1%
(b)(c)
New Look Corp. Ltd., Term Loan,
(6-mo. LIBOR USD + 0.00%),
16.50%
,
 11/10/27 ........... GBP 251 183,910
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.20%
,
 07/06/27 ...... 7,644 8,661,835
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 0.00%),
9.44%
,
 09/23/27 ............ EUR 12,484 12,242,179
21,087,924
Luxembourg — 0.1%
(b)
AEA International Holdings
(Luxembourg) SARL, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.75%), 9.40%
,
 09/07/28
(c)
..... USD 7,279 7,260,948
Altice Financing SA, Term Loan,
(3-mo. EURIBOR + 0.00%),
0.00%
,
 10/31/27 ............ EUR 4,543 4,642,122
EURO Parfums, Term Loan, 01/01/30
(r)
USD 12,677 12,296,690
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.75%), 7.70%
,
 02/24/29 ...... EUR 2,600 2,715,534
26,915,294
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (3-mo. LIBOR USD +
3.75%), 0.00%
,
 02/21/24
(b)(c)(g)(p)
.. USD 2,240 246,400
Netherlands — 0.1%
(b)
Boels Topholding BV, Facility Term Loan
B2, 02/06/27
(r)
.............. EUR 3,017 3,183,216
Columbus Finance BV, Facility Term
Loan B, (3-mo. EURIBOR + 3.75%),
7.72%
,
 01/01/38 ............ 5,600 4,738,138
Security
Par (000)
Par (000) Value
Netherlands (continued)
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 4.93%),
9.06%
,
 10/14/27 ............ EUR 9,100 $ 8,805,886
16,727,240
Spain — 0.2%
(b)
Challenger, Term Loan, (1-
mo. EURIBOR + 0.00%),
6.91%
,
 07/15/24
(c)
........... 31,164 32,826,031
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(r)
................. 9,800 10,318,259
Sirocco Lux SA, Facility Term Loan
A, (3-mo. EURIBOR + 0.00%),
3.90%
,
 01/01/28
(c)
........... 32,244 34,090,390
77,234,680
United Kingdom — 0.3%
CML Project Horizons, Term
Loan, (3-mo. SONIA + 4.34%),
8.96%
,
 06/05/26
(b)(c)
.......... GBP 30,990 37,641,538
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 3.50%),
8.82%, 12/11/26
(b)(j)
........ USD 15,219 14,887,617
Emerald 2 Ltd., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR + 3.75%),
9.40%
,
 07/12/28
(b)(j)
.......... —
(f)
1
Mercia, Term Loan A1, (3-mo. LIBOR
GBP + 2.40%), 7.21%
,
 04/09/25
(b)(c)
GBP 9,371 11,342,200
Mercia, Term Loan A2, (3-mo. LIBOR
GBP + 0.00%), 7.21%
,
 04/09/25
(b)(c)
28,574 34,583,604
Mercia, Term Loan B1, (3-mo. LIBOR
GBP + 0.00%), 6.53%
,
 04/09/25
(b)(c)
1,646 1,992,130
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (1-mo. LIBOR GBP +
3.25%), 8.48%
,
 11/15/27
(b)
..... 5,100 6,122,701
106,569,791
United States — 3.0%
ABG Intermediate Holdings 2 LLC, 1st
Lien Term Loan B1, 12/21/28
(b)(j)(r)
. USD 1,000 997,680
Adeia, Inc., Term Loan B, 06/08/28
(b)(j)(r)
977 973,717
AHP Health Partners, Inc., Term Loan,
08/24/28
(b)(j)(r)
............... 997 996,707
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(1-mo. CME Term SOFR + 3.75%),
9.18%, 02/02/26 .......... 8,145 7,797,406
(1-mo. CME Term SOFR + 4.75%),
10.18%, 02/02/26 ......... 3,265 3,153,949
AlixPartners LLP, Term Loan, 02/04/28
(b)
(j)(r)
...................... 621 620,422
Allied Universal Holdco LLC, Term
Loan
(b)
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.75%),
9.17%, 05/12/28 .......... 7,350 7,088,861
 05/12/28
(j)(r)
............... 500 491,875
Allspring Buyer LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.95%
,
 11/01/28
(b)(j)
.......... 997 986,556
Alorica, Inc., Term Loan, (1-mo.
CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.88%),
12.19%
,
 12/21/27
(b)(c)
......... 22,507 22,057,105

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.60%),
10.49%
,
 02/01/30
(b)
.......... USD 23,428 $ 22,607,828
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.39%
,
 12/30/27
(b)
3,185 3,010,212
American Rock Salt Co. LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.00%), 9.43%
,
 06/09/28
(b)
..... 2,339 2,159,783
Apex Tool Group LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
5.25%), 10.67%
,
 02/08/29
(b)
..... 13,565 12,327,012
Arsenal AIC Parent LLC, Term Loan B,
(3-mo. CME Term SOFR + 4.50%),
9.88%
,
 08/18/30
(b)(j)
.......... 462 460,651
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 4.00%), 9.42%
,
 11/24/27
(b)
. 4,835 4,732,569
Athenahealth Group, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.57%
,
 02/15/29
(b)
........... 3,503 3,431,831
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27
(b)
..... 959 239,716
Bakelite US Holdco, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.00%),
9.54%
,
 05/29/29
(b)
........... 15,159 14,969,624
Baldwin Risk Partners LLC, Term
Loan B1, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.50%), 8.92%
,
 10/14/27
(b)(j)
..... 404 399,677
Bally's Corp., Facility Term Loan B,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.84%
,
 10/02/28
(b)
........... 29,919 29,277,625
Barnes Group, Inc., Term Loan,
09/03/30
(b)(j)(r)
............... 498 498,249
Bausch + Lomb Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.76%
,
 05/10/27
(b)(j)
.......... 997 968,109
BCPE North Star US Holdco 2, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 4.00%), 9.43%
,
 06/09/28
(b)
. 10,055 8,948,520
Bleriot U.S. Bidco, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.65%
,
 10/30/28
(b)(j)
.......... 484 483,770
Brand Industrial Services, Inc., Term
Loan B, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
5.50%), 10.87%
,
 08/01/30
(b)(j)
.... 1,098 1,068,145
Caliber Home Loans, Term Loan,
(1-mo. LIBOR USD + 0.00%),
8.68%
,
 07/15/26
(b)(c)
.......... 50,380 50,480,760
Security
Par (000)
Par (000) Value
United States (continued)
Calpine Construction Finance Co. LP,
Term Loan, (1-mo. CME Term SOFR
+ 2.25%), 7.57%
,
 07/31/30
(b)(j)
... USD 1,221 $ 1,213,580
Carnival Corp., Term Loan, (1-mo.
CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.00%),
8.33%
,
 08/09/27
(b)(j)
.......... 656 653,540
Carnival Corp., Term Loan B, 10/18/28
(b)
(j)(r)
...................... 300 298,125
Cast & Crew LLC, Facility 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.75%), 9.07%
,
 12/29/28
(b)(j)
..... 976 963,342
Charter Next Generation, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.75%), 9.18%
,
 12/01/27
(b)(j)
..... 1,000 990,000
Chemours Co. (The), Term Loan B3
(b)
(1-mo. EURIBOR + 4.00%),
7.86%, 08/18/28 .......... EUR 9,000 9,414,198
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.50%),
8.82%, 08/18/28
(c)(j)
........ USD 927 915,413
CHG Healthcare Services, Inc., 1st Lien
Term Loan
(b)(j)
 09/29/28
(r)
................ 307 306,232
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.68%, 09/29/28 .......... 1,000 994,660
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.50%), 9.07%
,
 04/05/28
(b)
..... 3,917 2,555,877
CML Hyatt Lost Pines, Term Loan,
(1-mo. LIBOR USD at 0.10% Floor +
0.00%), 8.86%
,
 09/09/24
(b)(c)
.... 25,700 25,226,200
CML La Quinta Resort, Term Loan,
(1-mo. LIBOR USD + 0.00%), 0.00%
- 8.42%
,
 09/09/24
(b)(c)
......... 21,827 21,207,485
CML Lake Tahoe Resort Hotel, Term
Loan, (1-mo. LIBOR USD + 0.00%),
0.00% - 8.33%
,
 12/09/24
(b)(c)
.... 17,267 16,597,600
CML ST Regis Aspen, Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
0.00%), 0.00% - 8.21%
,
 02/07/25
(b)(c)
31,604 30,512,074
CML Terranea Resort, Term Loan,
(1-mo. LIBOR USD + 0.00%),
9.67%
,
 01/01/27
(b)(c)
.......... 16,500 16,500,000
CML Trigrams, Term Loan, (1-
mo. LIBOR USD + 0.00%),
8.01%
,
 10/16/23
(b)(c)
.......... 48,970 48,806,850
Colorado Plaza, Term Loan,
(1-mo. LIBOR USD + 0.00%),
0.00%
,
 11/15/23
(b)(c)(g)(p)
........ 15,894 6,469,567
Conair Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.75%), 9.40%
,
 05/17/28
(b)
..... 2,291 2,189,890
ConnectWise LLC, Term Loan, (1-
mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.50%),
8.93%
,
 09/29/28
(b)
........... 12,681 12,459,208

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Compute Acquisition Co.
II LLC, Delayed Drawn Term Loan,
(12-mo. CME Term SOFR + 0.00%),
1.00% - 14.13%
,
 07/31/28
(b)(c)
... USD 2,823 $ 2,822,569
Cornerstone Building Brands, Inc., Term
Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.25%), 8.68%
,
 04/12/28
(b)
..... 11,549 11,238,574
Covanta Holding Corp., Term Loan B,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.00%),
8.33%
,
 11/30/28
(b)(j)
.......... 930 926,744
Covanta Holding Corp., Term Loan C,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.00%),
8.33%
,
 11/30/28
(b)(j)
.......... 70 69,506
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.75%), 9.17%
,
 10/02/28
(b)
..... 1,718 1,660,330
CPM Acquisition Corp., Term Loan,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 09/28/28
(b)(j)
.......... 313 312,023
Creative Artists Agency LLC, Term Loan
B, 11/27/28
(b)(j)(r)
............. 272 270,689
Crocs, Inc., Term Loan
(3-mo. LIBOR USD at 0.50%
Floor + 3.00%), 8.42% -
8.54%, 02/20/29
(b)(j)
........ 924 925,198
Cushman & Wakefield U.S. Borrower
LLC, Term Loan
(1-mo. CME Term SOFR at
0.50% Floor + 4.00%),
9.32%, 01/31/30
(b)(j)
........ 1,000 990,000
DirecTV Financing LLC, Term Loan
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.43%, 08/02/27
(b)(j)
....... 9,151 8,932,035
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.25%),
10.67%
,
 12/21/28
(b)
.......... 6,219 5,667,328
DS Parent, Inc., Term Loan B, (6-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.75%),
11.34%
,
 12/10/28
(b)
.......... 9,246 9,107,667
Dun & Bradstreet Corp. (The), Term
Loan, 02/06/26
(b)(j)(r)
.......... 997 995,180
Dynasty Acquisition Co., Inc., Term
Loan B1, (1-mo. CME Term SOFR +
4.00%), 9.32%
,
 08/24/28
(b)(j)
..... 627 625,565
Dynasty Acquisition Co., Inc., Term
Loan B2, (1-mo. CME Term SOFR +
4.00%), 9.32%
,
 08/24/28
(b)(j)
..... 269 268,099
ECL Entertainment LLC, Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.75%),
10.14%
,
 09/03/30
(b)
.......... 18,849 18,793,961
EIS Group, Ltd., Term Loan
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 7.00%),
12.32%, 07/10/28
(b)(c)
....... 31,810 30,738,422
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.25%),
11.82%
,
 12/29/27
(b)(c)
......... USD 7,687 $ 7,264,676
EP Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.50%),
9.15%
,
 11/06/28
(b)(j)
.......... 1,000 985,420
Fertitta Entertainment LLC, Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.00%),
9.32%
,
 01/27/29
(b)
........... 15,219 15,047,828
First Advantage Holdings LLC, 1st Lien
Term Loan B1, 01/31/27
(b)(j)(r)
.... 1,000 999,690
Flexera Software LLC, 1st Lien Term
Loan B1, 03/03/28
(b)(j)(r)
........ 997 988,150
Flexsys Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
5.25%), 10.90%
,
 11/01/28
(b)
..... 4,487 4,195,041
Galaxy Brands, Delayed Draw Term
Loan, (3-mo. LIBOR USD + 5.75%),
11.26%
,
 06/24/27
(b)(c)
......... 6,122 6,118,200
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD + 5.75%),
11.26%
,
 11/12/26
(b)(c)
......... 28,018 27,283,602
Gates Global LLC, Term Loan B3,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 2.50%),
7.92%
,
 03/31/27
(b)(j)
.......... 499 497,012
Genuine Financial Holdings LLC, Term
Loan B, 09/20/30
(b)(j)(r)
......... 632 625,680
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.27%
,
 08/31/27
(b)
.......... 26,632 17,559,120
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
13.52%
,
 07/20/26
(b)(c)
......... 23,312 22,903,593
GTCR W Merger Sub LLC, Term Loan
B
 09/20/30
(b)(j)(r)
.............. 4,862 5,109,889
Helios Service Partners LLC, Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
1.00%, 03/19/27
(b)
......... 18,507 18,328,348
Helios Software Holdings, Inc., Term
Loan, 07/18/30
(b)(j)(r)
.......... 839 834,176
Herschend Entertainment Co. LLC,
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.75%), 9.18%
,
 08/27/28
(b)
..... 3,727 3,719,276
Hilton Washington Dupont Hotel, Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 0.00%), 7.93%
,
 04/01/24
(b)(c)
30,000 29,373,863
Houston Center, Term Loan,
(1-mo. LIBOR USD + 0.00%),
7.53%
,
 09/09/24
(b)(c)
.......... 30,825 24,262,883
HRNI Holdings LLC, Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.25%),
9.77%
,
 12/11/28
(b)
........... 33,446 32,516,183

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
5.50%), 10.93%
,
 10/25/28
(b)(c)
... USD 4,459 $ 3,566,868
INEOS Enterprises Holdings US
Finco LLC, Term Loan B, (3-mo.
CME Term SOFR + 3.75%),
9.27%
,
 07/08/30
(b)(j)
.......... 1,000 996,670
Interface Security LLC, Term Loan,
(1-mo. LIBOR USD at 1.75% Floor +
7.00%), 12.42%
,
 10/31/23
(b)(c)
... 14,742 12,235,865
Iridium Satellite LLC, Term Loan B3
 09/20/30
(b)(j)(r)
.............. 138 137,711
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.00%),
9.65%
,
 04/26/28
(b)
........... 7,930 7,552,424
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.75%),
10.18%
,
 10/04/28
(b)
.......... 6,059 5,978,573
Jazz Pharmaceuticals plc, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.50%),
8.93%
,
 05/05/28
(b)(j)
.......... 997 996,202
KDC/ONE Development Corp., Inc.,
Term Loan, (1-mo. CME Term SOFR
+ 5.00%), 10.32%
,
 08/15/28
(b)(j)
.. 492 473,796
Kronos Acquisition Holdings, Inc., Term
Loan, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
6.00%), 11.57%
,
 12/22/26
(b)
..... 3,304 3,301,642
Learning Care Group US No. 2,
Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.12% -
10.17%
,
 08/11/28
(b)(j)
.......... 208 207,653
Legence Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.75%),
9.17%
,
 12/16/27
(b)(j)
.......... 386 384,085
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27
(b)
........... 5,762 5,432,125
Light & Wonder International, Inc., Term
Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.00%), 8.43%
,
 04/14/29
(b)(j)
..... 997 996,228
LSF11 A5 Holdco LLC, Term Loan,
10/15/28
(b)(j)(r)
............... 766 754,589
Lummus Technology Holdings V LLC,
Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 06/30/27
(b)(j)
997 993,900
M6 ETX Holdings II Midco LLC, Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 09/19/29
(b)(j)
..... 997 993,741
Maravai Intermediate Holdings LLC,
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.32%
,
 10/19/27
(b)(j)
997 970,032
Security
Par (000)
Par (000) Value
United States (continued)
Maverick Gaming LLC, Facility Term
Loan B, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
7.50%), 13.18%
,
 09/03/26
(b)
..... USD 5,501 $ 4,070,815
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (1-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.00%),
9.43%
,
 05/04/28
(b)(j)
.......... 997 993,958
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.52%
,
 11/01/29
(b)
3,210 2,864,925
Medline Borrower LP, Term Loan
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.68%, 10/23/28
(b)(j)
........ 42,782 42,640,972
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.25%),
9.57%
,
 05/03/28
(b)(j)
.......... 998 963,675
Momentive Performance Materials, Inc.,
Term Loan, (1-mo. CME Term SOFR
+ 4.50%), 9.82%
,
 03/29/28
(b)(j)
... 1,000 970,830
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor and 0.01% Cap + 6.00%),
11.49%
,
 01/24/30
(b)
.......... 943 761,180
NFP Corp., Term Loan, 02/16/27
(b)(j)(r)
. 997 983,881
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.36%
,
 03/06/28
(b)(c)
......... EUR 7,282 7,679,384
Olaplex, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.50%),
8.92%
,
 02/23/29
(b)
........... USD 12,646 10,543,813
OMNIA Partners LLC, Delayed Draw
Term Loan, 07/25/30
(b)(j)(r)
....... 81 81,005
OMNIA Partners LLC, Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.60%
,
 07/25/30
(b)(j)
.......... 862 862,166
Organon & Co., Term Loan, (1-
mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.00%),
8.44%
,
 06/02/28
(b)(j)
.......... 1,000 997,000
Orion Group HoldCo LLC, Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 0.00%, 03/19/27
(b)
... 11,452 11,362,229
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 08/17/28
(b)(j)
.......... 404 403,677
Oscar AcquisitionCo LLC, Term Loan B,
04/29/29
(b)(j)(r)
............... 999 990,361
Park Avenue Tower, Term Loan, (1-mo.
LIBOR USD + 0.00%), 0.00% -
8.18%
,
 03/09/24
(b)(c)
.......... 42,350 39,814,579
Park River Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.25%), 8.91%
,
 12/28/27
(b)
..... 2,083 2,007,566
Peraton Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.75%),
9.17%
,
 02/01/28
(b)(j)
.......... 995 991,408

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 7.25%),
12.93%
,
 03/04/25
(b)(c)
......... USD 10,856 $ 10,842,422
Quartz AcquireCo LLC, Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.82%, 06/28/30
(b)(c)(j)
....... 8,893 8,870,767
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.75%), 10.18%
,
 04/27/28
(b)
..... 14,962 12,746,103
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
7.75%), 13.18%
,
 04/27/29
(b)
..... 10,460 6,694,400
Robertshaw U.S. Holding Corp., Term
Loan, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
8.00%), 13.49%
,
 02/28/27
(b)(c)
... 4,760 1,047,200
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term SOFR
at 0.25% Floor and 0.75% Cap +
4.00%), 9.63%
,
 03/16/27
(b)
..... 11,280 11,201,558
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR +
3.00%), 8.37%
,
 08/01/25
(b)(j)
..... 605 604,327
Shearer's Foods LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.50%), 8.93%
,
 09/23/27
(b)
..... 1,565 1,560,731
Sheraton Austin, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
0.00%), 0.00% - 8.91%
,
 06/01/24
(b)(c)
24,128 23,421,326
Signal Parent, Inc., Term Loan, (1-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.50%),
8.92%
,
 04/03/28
(b)
........... 6,185 5,205,803
Sitel Group, Term Loan, (1-mo.
CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.75%),
9.18%
,
 08/28/28
(b)(j)
.......... —
(f)
1
Sonder Holdings Inc., Note, (3-mo.
CME Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
 01/19/27
(b)(c)
... 39,557 33,920,180
Sophia LP, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.50%),
8.82%
,
 10/07/27
(b)(j)
.......... 997 994,343
Star Parent, Inc., Term Loan, 09/19/30
(b)
(j)(r)
...................... 1,000 976,530
Surgery Center Holdings, Inc., Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.75%), 9.19%
,
 08/31/26
(b)(j)
..... 125 125,049
SWF Holdings I Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.00%), 9.43%
,
 10/06/28
(b)
..... 3,957 3,356,625
Topgolf Callaway Brands Corp., Term
Loan, (1-mo. CME Term SOFR +
3.50%), 8.92%
,
 03/15/30
(b)(j)
..... 997 991,050
Security
Par (000)
Par (000) Value
United States (continued)
Triton Water Holdings, Inc., 1st Lien
Term Loan
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.90%, 03/31/28
(b)(j)
........ USD 4,124 $ 4,014,183
UKG, Inc., 1st Lien Term Loan, (3-
mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.76%
,
 05/04/26
(b)(j)
.......... 997 993,831
UPC Financing Partnership, Facility
Term Loan AX, (1-mo. CME Term
SOFR + 2.93%), 8.37%
,
 01/31/29
(b)(j)
1,000 983,750
USI, Inc., Term Loan
 09/27/30
(b)(j)(r)
.............. 302 301,052
Vaco Holdings LLC, Term Loan,
(6-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.59%
,
 01/21/29
(b)
.......... 7,665 7,337,306
VFH Parent LLC, Term Loan, 01/13/29
(b)
(j)(r)
...................... 1,000 991,040
ViaSat, Inc., Term Loan, 05/30/30
(b)(j)(r)
468 433,195
Vinoy St. Petersburg (The), Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
0.00%), 0.00% - 7.98%
,
 09/09/24
(b)(c)
26,834 25,657,921
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. CME Term SOFR +
3.25%), 8.70%
,
 01/31/29
(b)(j)
..... 1,000 974,310
Virtusa Corp., Term Loan B, 02/11/28
(b)(j)
(r)
....................... 997 988,924
WEX, Inc., Term Loan B, (1-mo.
CME Term SOFR + 2.25%),
7.68%
,
 03/31/28
(b)(j)
.......... —
(f)
1
Woof Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.75%), 9.40%
,
 12/21/27
(b)
..... 3,216 2,537,639
Ziggo Financing Partnership, Facility
Term Loan I, 04/30/28
(b)(j)(r)
...... 1,000 975,830
1,057,161,645
Total Floating Rate Loan Interests — 4.0%
(Cost: $1,471,734,403) ........................... 1,382,182,892
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95%, 07/21/27
(d)
........... 4,000 3,189,520
8.50%, 06/27/29
(d)
........... 1,291 1,031,857
7.00%, 09/30/33
(d)(e)
.......... 5,545 4,193,374
7.00%, 12/15/47
(a)
........... 4,456 2,829,560
11,244,311
Chile — 0.0%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(d)
........... 5,686 5,271,206
6.15%, 05/10/33
(a)
........... 1,955 1,867,240
7,138,446
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ............ 7,791 7,504,447
6.88%, 04/29/30 ............ 24,501 22,271,409
8.88%, 01/13/33 ............ 13,566 13,216,336
42,992,192

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 $ 2,650,560
France — 0.2%
Electricite de France SA
(d)
(6-Year EUR Swap Annual +
3.44%), 4.00%
(b)(o)
......... 10,300 10,599,465
(12-Year EUR Swap Annual +
3.79%), 5.38%
(b)(o)
......... 11,000 11,313,049
(12-Year EUR Swap Annual +
3.04%), 5.00%
(b)(o)
......... 900 907,517
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)(o)
............... GBP 7,300 8,216,458
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)(o)
......... EUR 5,400 4,960,395
(5-Year EUR Swap Annual +
3.20%), 3.00%
(b)(o)
......... 1,000 894,121
(5-Year EUR Swap Annual +
4.86%), 7.50%
(b)(o)
......... 7,400 7,955,009
(BPISDS15 + 3.32%), 5.88%
(b)(o)
. GBP 1,100 1,115,449
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b)(o)
......... EUR 7,600 6,186,031
6.13%, 06/02/34 ............ GBP 8,600 10,126,155
62,273,649
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt.,
6.50%
,
06/29/28
(d)
........... USD 6,610 6,546,214
India — 0.0%
(d)
Export-Import Bank of India, 3.88%
,
03/12/24 ................. 2,000 1,980,800
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 1,500 1,371,870
3,352,670
Indonesia — 0.0%
(d)
Bank Mandiri Persero Tbk. PT, 5.50%
,
04/04/26 ................. 380 375,292
Pertamina Persero PT, 3.65%
,
07/30/29 8,043 7,161,005
7,536,297
Ireland — 0.1%
AIB Group plc
(b)(d)(o)
(5-Year EUR Swap Annual +
5.70%), 5.25% ........... EUR 15,107 15,213,211
(5-Year EUR Swap Annual +
6.63%), 6.25% ........... 3,229 3,240,136
18,453,347
Italy — 0.1%
(d)
A2A SpA, 4.50%
,
09/19/30 ....... 6,153 6,463,613
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)
................ 8,755 9,175,232
Poste Italiane SpA, (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(b)(o)
3,860 3,141,901
18,780,746
Mexico — 0.4%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(d)
........... USD 14,519 14,397,331
Petroleos Mexicanos
4.88%, 01/18/24 ............ 10,000 9,916,700
3.75%, 02/21/24
(d)
........... EUR 1,581 1,645,386
4.25%, 01/15/25 ............ USD 2,147 2,044,030
3.63%, 11/24/25
(d)
........... EUR 965 912,314
6.88%, 08/04/26 ............ USD 51,105 46,809,114
Security
Par (000)
Par (000) Value
Mexico (continued)
6.50%, 03/13/27 ............ USD 699 $ 612,964
8.75%, 06/02/29 ............ 23,549 20,772,337
5.95%, 01/28/31 ............ 5,135 3,656,120
6.70%, 02/16/32 ............ 4,470 3,310,035
5.50%, 06/27/44 ............ 5,383 2,947,408
Series 13-2, 7.19%, 09/12/24 ... MXN 2,306 12,474,548
119,498,287
Morocco — 0.0%
OCP SA
(d)
4.50%, 10/22/25 ............ USD 7,000 6,729,520
3.75%, 06/23/31 ............ 2,616 2,058,530
5.13%, 06/23/51 ............ 2,568 1,693,930
10,481,980
Netherlands — 0.0%
TenneT Holding BV, (5-Year EUR Swap
Annual + 2.72%), 2.37%
(b)(d)(o)
.... EUR 5,400 5,386,732
Norway — 0.0%
Equinor ASA, 1.38%
,
05/22/32
(d)
.... 16,260 13,967,354
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ USD 1,712 1,248,339
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(d)
........... 4,545 4,407,877
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(a)
................ 16,162 15,192,280
South Korea — 0.0%
(d)
Korea Land & Housing Corp., 5.75%
,
10/06/25 ................. 1,000 1,000,490
Korea National Oil Corp.
4.75%, 04/03/26 ............ 500 489,780
4.88%, 04/03/28 ............ 500 486,775
1,977,045
Supranational — 0.0%
European Union, 3.00%
,
03/04/53
(d)
. EUR 5,417 4,818,953
Total Foreign Agency Obligations — 1.0%
(Cost: $378,641,170) ............................. 357,947,279
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(a)
USD 9,675 7,756,544
Argentina — 0.0%
Argentine Republic (The)
(e)
3.62%, 07/09/35 ............ 11,635 2,885,247
4.25%, 01/09/38 ............ 9,835 2,877,820
5,763,067
Bahrain — 0.0%
Kingdom of Bahrain
(d)
5.45%, 09/16/32 ............ 3,817 3,313,996
7.50%, 09/20/47 ............ 3,615 3,196,419
6,510,415
Benin — 0.0%
Benin Government Bond
(d)
4.88%, 01/19/32 ............ EUR 2,283 1,786,695

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Benin (continued)
6.88%, 01/19/52 ............ EUR 2,282 $ 1,604,360
3,391,055
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 85 16,659,421
10.00%, 01/01/27 ........... 274 53,106,838
69,766,259
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 6,163 4,968,426
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 23,091,769
Colombia — 0.4%
Republic of Colombia
6.25%, 11/26/25 ............ COP 96,874,500 21,840,302
4.50%, 01/28/26 ............ USD 8,419 8,039,724
3.88%, 03/22/26 ............ EUR 1,296 1,319,184
7.50%, 08/26/26 ............ COP 195,000,000 43,880,437
3.88%, 04/25/27 ............ USD 4,922 4,471,095
5.75%, 11/03/27 ............ COP 146,659,700 29,896,555
3.13%, 04/15/31 ............ USD 12,413 9,167,000
8.00%, 04/20/33 ............ 13,528 13,365,258
4.13%, 05/15/51 ............ 9,149 5,077,695
137,057,250
Costa Rica — 0.0%
Republic of Costa Rica
(d)
6.13%, 02/19/31 ............ 10,199 9,826,328
6.55%, 04/03/34 ............ 2,756 2,676,600
12,502,928
Czech Republic — 0.3%
Czech Republic
5.50%, 12/12/28 ............ CZK 851,410 38,127,019
2.75%, 07/23/29 ............ 562,230 21,881,428
5.00%, 09/30/30 ............ 933,200 40,969,426
4.20%, 12/04/36
(d)
........... 168,180 6,795,265
107,773,138
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(d)
........... USD 5,102 5,090,163
5.95%, 01/25/27
(d)
........... 7,170 6,929,375
4.50%, 01/30/30
(a)
........... 8,162 6,898,278
7.05%, 02/03/31
(a)
........... 2,446 2,359,338
4.88%, 09/23/32
(a)
........... 13,213 10,724,860
4.88%, 09/23/32
(d)
........... 19,444 15,782,500
5.30%, 01/21/41
(d)
........... 1,440 1,056,586
48,841,100
Egypt — 0.1%
Arab Republic of Egypt
6.38%, 04/11/31
(d)
........... EUR 2,600 1,527,344
7.63%, 05/29/32
(d)
........... USD 28,639 16,455,683
8.50%, 01/31/47
(a)
........... 2,987 1,589,741
8.50%, 01/31/47
(d)
........... 3,050 1,623,271
7.90%, 02/21/48
(d)
........... 3,180 1,623,644
7.50%, 02/16/61
(a)
........... 3,421 1,717,308
7.50%, 02/16/61
(d)
........... 9,429 4,733,264
29,270,255
El Salvador — 0.0%
Republic of El Salvador, 7.65%
,
06/15/35
(d)
................ 6,136 4,328,396
Security
Par (000)
Par (000) Value
Gabon — 0.0%
Gabon Government Bond, 7.00%
,
11/24/31
(d)
................ USD 870 $ 645,322
Germany — 0.5%
Federal Republic of Germany
(d)
0.10%, 04/15/26 ............ EUR 57,568 59,652,867
0.50%, 02/15/28 ............ 15,900 15,272,236
0.00%, 08/15/29 ............ 19,480 17,602,537
0.00%, 08/15/31 ............ 4,800 4,105,056
1.70%, 08/15/32 ............ 83,140 80,607,600
4.00%, 01/04/37 ............ 4,420 5,198,333
182,438,629
Ghana — 0.0%
Republic of Ghana
(d)(g)(p)
6.38%, 02/11/27 ............ USD 1,805 796,619
7.63%, 05/16/29 ............ 7,974 3,511,032
8.63%, 04/07/34 ............ 1,805 798,406
8.95%, 03/26/51 ............ 1,805 762,901
5,868,958
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(d)
........... 2,695 2,479,562
5.25%, 08/10/29
(a)
........... 2,943 2,707,736
7.05%, 10/04/32
(a)
........... 6,575 6,598,013
3.70%, 10/07/33
(d)
........... 5,374 4,112,507
6.60%, 06/13/36
(a)
........... 12,201 11,712,960
4.65%, 10/07/41
(a)
........... 4,095 3,014,043
30,624,821
Hong Kong — 0.0%
Hong Kong Government International
Bond, 5.25%
,
01/11/53
(d)
....... 200 198,396
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 1,002 999,495
5.25%, 06/16/29
(a)
........... 5,978 5,705,044
6,704,539
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... 638 539,314
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(d)
........ 1,980 1,821,600
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 3,966 3,819,694
Republic of Indonesia
4.55%, 01/11/28 ............ 475 459,026
4.10%, 04/24/28 ............ 6,806 6,416,493
4.85%, 01/11/33 ............ 500 476,080
7.00%, 02/15/33 ............ IDR 535,700,000 34,800,569
8.25%, 05/15/36 ............ 312,245,000 22,274,352
7.13%, 06/15/38 ............ 546,303,000 35,507,044
6.75%, 01/15/44
(d)
........... USD 5,843 6,320,665
5.65%, 01/11/53 ............ 400 381,208
112,276,731
Israel — 0.1%
State of Israel Government Bond,
3.75%
,
03/31/24 ............ ILS 129,261 33,773,473
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(d)
6.38%, 03/03/28 ............ USD 11,954 11,157,864

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
5.88%, 10/17/31 ............ EUR 1,856 $ 1,617,998
4.88%, 01/30/32 ............ 1,665 1,333,936
6.13%, 06/15/33 ............ USD 14,273 11,806,197
6.88%, 10/17/40 ............ EUR 1,660 1,295,251
6.63%, 03/22/48 ............ 1,845 1,339,534
28,550,780
Jamaica — 0.0%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 3,408 3,450,941
Jordan — 0.1%
Hashemite Kingdom of Jordan
(d)
4.95%, 07/07/25 ............ 2,506 2,417,212
5.85%, 07/07/30 ............ 15,236 13,481,270
15,898,482
Kenya — 0.0%
Republic of Kenya, 8.00%
,
05/22/32
(d)
15,652 12,130,300
Mexico — 0.8%
United Mexican States
7.50%, 06/03/27 ............ MXN 7,245 37,999,614
3.75%, 01/11/28 ............ USD 5,536 5,119,305
8.50%, 05/31/29 ............ MXN 20,946 112,714,381
2.66%, 05/24/31 ............ USD 7,523 5,938,581
7.75%, 05/29/31 ............ MXN 3,590 18,189,424
7.50%, 05/26/33 ............ 4,784 23,398,960
6.35%, 02/09/35 ............ USD 1,142 1,115,038
8.50%, 11/18/38 ............ MXN 9,723 49,376,678
6.34%, 05/04/53 ............ USD 7,230 6,561,225
260,413,206
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(d)
........... 812 695,584
5.95%, 03/08/28
(a)
........... 2,779 2,733,341
6.50%, 09/08/33
(d)
........... 1,980 1,942,340
6.50%, 09/08/33
(a)
........... 18,006 17,663,526
4.00%, 12/15/50
(d)
........... 3,235 1,994,474
25,029,265
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 3,637 3,111,599
7.88%, 02/16/32
(d)
........... 15,219 11,965,634
7.38%, 09/28/33
(d)
........... 8,490 6,258,149
7.63%, 11/28/47
(d)
........... 8,457 5,600,141
9.25%, 01/21/49
(d)
........... 3,820 2,933,684
29,869,207
Oman — 0.1%
(d)
Oman Government Bond
6.50%, 03/08/47 ............ 7,174 6,392,393
6.75%, 01/17/48 ............ 8,603 7,884,735
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ................. 2,156 2,122,906
16,400,034
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 2,749 2,524,049
3.16%, 01/23/30 ............ 7,317 6,132,670
6.40%, 02/14/35 ............ 19,287 18,638,957
6.85%, 03/28/54 ............ 11,605 10,771,297
38,066,973
Security
Par (000)
Par (000) Value
Paraguay — 0.0%
Republic of Paraguay, 5.60%
,
03/13/48
(d)
................ USD 3,530 $ 2,854,640
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 5,557 4,540,569
1.86%, 12/01/32 ............ 10,590 7,630,413
12,170,982
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 1,702 1,021,728
Poland — 0.1%
Republic of Poland
2.50%, 07/25/26 ............ PLN 138,724 29,679,598
4.88%, 10/04/33 ............ USD 4,294 3,981,053
4.25%, 02/14/43
(d)
........... EUR 1,694 1,654,294
5.50%, 04/04/53 ............ USD 6,571 5,930,853
41,245,798
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(d)
... 1,500 1,426,920
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 2,979 2,892,788
2.13%, 03/07/28
(d)
........... EUR 11,222 10,279,486
2.88%, 03/11/29
(d)
........... 6,183 5,712,729
2.50%, 02/08/30
(d)
........... 6,501 5,618,826
2.12%, 07/16/31
(d)
........... 7,422 5,802,633
30,306,462
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g)
(p)
...................... RUB 1,479,489 3,756,216
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(d)
........... USD 6,941 6,613,107
5.00%, 01/18/53
(a)
........... 5,621 4,658,516
3.45%, 02/02/61
(d)
........... 17,250 10,529,228
21,800,851
Senegal — 0.0%
Republic of Senegal
(d)
4.75%, 03/13/28 ............ EUR 1,427 1,284,730
6.25%, 05/23/33 ............ USD 3,537 2,831,580
5.38%, 06/08/37 ............ EUR 2,020 1,367,475
6.75%, 03/13/48 ............ USD 2,285 1,528,071
7,011,856
South Africa — 0.3%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 618,333 33,595,124
4.85%, 09/30/29 ............ USD 6,231 5,334,920
8.00%, 01/31/30 ............ ZAR 264,515 12,186,047
5.88%, 04/20/32 ............ USD 6,017 5,108,734
9.00%, 01/31/40 ............ ZAR 652,471 25,371,322
8.75%, 01/31/44 ............ 117,419 4,328,080
5.00%, 10/12/46 ............ USD 9,976 6,152,897
92,077,124
Spain — 2.9%
Bonos y Obligaciones del Estado
0.00%, 05/31/25 ............ EUR 69,910 69,703,039
2.55%, 10/31/32
(a)(d)
.......... 427,039 408,504,519
3.15%, 04/30/33
(a)(d)
.......... 423,573 422,465,050
3.90%, 07/30/39
(a)(d)
.......... 23,720 23,986,311

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
2.90%, 10/31/46
(a)(d)
.......... EUR 45,767 $ 38,037,034
3.45%, 07/30/66
(a)(d)
.......... 42,500 35,678,699
998,374,652
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(d)(g)(p)
6.85%, 03/14/24 ............ USD 4,398 2,076,735
6.35%, 06/28/24 ............ 1,930 913,392
6.83%, 07/18/26 ............ 1,000 477,990
3,468,117
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(a)
................ 3,070 3,030,090
Ukraine — 0.1%
Ukraine Government Bond
(g)(p)
7.75%, 09/01/25
(d)
........... 3,394 1,111,535
8.99%, 02/01/26
(d)
........... 3,262 1,032,423
7.75%, 09/01/26
(d)
........... 1,831 540,145
7.75%, 09/01/28
(d)
........... 3,278 934,230
7.75%, 09/01/29
(d)
........... 14,930 4,240,120
4.38%, 01/27/32
(d)
........... EUR 9,851 2,447,518
7.38%, 09/25/34
(a)(b)
.......... USD 6,537 1,709,425
7.38%, 09/25/34
(d)
........... 27,200 7,112,800
7.25%, 03/15/35
(d)
........... 37,470 9,798,405
7.25%, 03/15/35
(a)
........... 16,526 4,321,549
7.75%, 08/01/41
(b)(d)
.......... 12,895 5,899,463
39,147,613
United Kingdom — 0.3%
U.K. Treasury Bonds
(d)
3.50%, 01/22/45 ............ GBP 33,536 33,439,069
0.50%, 10/22/61 ............ 203,531 67,445,851
100,884,920
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 6,137 6,263,663
Total Foreign Government Obligations — 7.6%
(Cost: $2,849,972,451) ........................... 2,628,741,605
Shares
Shares
Investment Companies
Formentera Partners Fund II LP
(j)
... —
(k)
11,042,819
iShares 0-5 Year TIPS Bond ETF
(s)
.. 401,690 38,931,795
iShares 20+ Year Treasury Bond ETF
(s)
103,000 9,135,070
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(l)(s)
....... 1,515,626 154,624,165
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(l)(s)
......... 1,246,001 102,820,002
iShares Latin America 40 ETF
(l)(s)
... 536,067 13,701,872
iShares MSCI Brazil ETF
(l)(s)
....... 496,774 15,236,059
iShares Russell Mid-Cap Growth ETF
(s)
95,766 8,748,224
SPDR Bloomberg High Yield Bond
ETF
(l)
.................... 642,747 58,104,329
SPDR S&P Regional Banking ETF .. 145,038 6,058,237
VanEck JPMorgan EM Local Currency
Bond ETF
(l)
................ 1,780,566 42,502,110
VanEck Semiconductor ETF
(g)(l)
.... 56,000 8,118,880
Vanguard Intermediate-Term Corporate
Bond ETF
(l)
................ 3,319,000 252,177,620
Security
Shares
Shares Value
Vanguard Long-Term Corporate Bond
ETF
(l)
.................... 1,529,449 $ 109,539,137
Vanguard Short-Term Corporate Bond
ETF
(l)
.................... 512,500 38,514,375
Total Investment Companies — 2.5%
(Cost: $890,383,188) ............................. 869,254,694
Par (000)
Pa r (000)
Municipal Bonds
California - 0.1%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... USD 6,360 6,946,177
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 8,532,258
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 3,619,933
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,489,432
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,403,439
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,269,105
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 3,745 4,048,851
State of California
Series 2009 , GO ,  7.50%, 04/01/34 2,155 2,486,847
Series 2009 , GO, 7.55%, 04/01/39 4,840 5,670,333
Series 2009 , GO ,  7.30%, 10/01/39 3,720 4,229,030
Series 2009, GO,  7.35%, 11/01/39 2,270 2,583,755
University of California , Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 3,975,014
53,254,174
Colorado - 0.1%
City & County of Denver , Series 2022A,
GO, 5.00%, 08/01/37 ......... 10,000 10,740,552
City of Greeley
Series 2022, RB,  3.00%, 08/01/38 1,275 1,021,831
Series 2022, RB,  3.00%, 08/01/39 1,340 1,050,811
Series 2022, RB,  3.00%, 08/01/40 1,380 1,060,310
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 10,860 9,365,594
Denver City & County School
District No. 1 , Series 2022A, GO,
5.00%, 12/01/45 ............ 5,950 6,163,803
29,402,901
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 7,747,411
District of Columbia - 0.0%
District of Columbia
Series 2015 , RB,  5.00%, 07/15/34 3,280 3,327,079
Series 2015 , RB ,  5.00%, 07/15/35 3,280 3,318,868
6,645,947

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida - 0.1%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ USD 14,000 $ 13,685,984
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,562,761
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... 7,590 6,314,481
Florida Department of Management
Services , Series 2021A, COP,
3.00%, 11/01/36 ............ 5,005 4,227,949
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,107,364
28,898,539
Georgia - 0.1%
State of Georgia
Series 2022A , GO ,  4.00%, 07/01/40 7,890 7,456,165
Series 2022A, GO,  4.00%, 07/01/41 7,890 7,399,674
14,855,839
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 8,000 5,140,347
Massachusetts - 0.1%
Commonwealth of Massachusetts
Series 2009E , GO,  5.46%, 12/01/39 805 803,621
Series 2019H, GO,  2.90%, 09/01/49 1,055 680,214
Series 2021D, GO,  5.00%, 09/01/49 7,795 8,008,736
Massachusetts Housing Finance
Agency
Series 2014B , RB,
AMT,  4.50%, 12/01/39 ...... 860 779,856
Series 2015A , RB,
AMT,  4.35%, 12/01/40 ...... 815 731,869
Massachusetts School Building
Authority
Series 2019B , RB ,  2.87%, 10/15/31 11,415 9,539,101
Series 2019B, RB,  2.97%, 10/15/32 9,240 7,631,387
28,174,784
Minnesota - 0.0%
State of Minnesota , Series 2021A, GO,
4.00%, 09/01/38 ............ 7,785 7,414,810
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A, RB, 3.00%, 02/15/38 1,530 1,240,814
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 3,312,061
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,808,852
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 2,786,068
9,906,981
New York - 0.2%
New York City Municipal Water Finance
Authority
Series 2010AA-1,
RB,  5.75%, 06/15/41 ....... 1,610 1,618,855
Series 2011AA ,
RB,  5.44%, 06/15/43 ....... 4,775 4,594,726
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ USD 11,870 $ 10,687,178
New York State Urban Development
Corp.
Series 2017D , RB ,  3.32%, 03/15/29 3,700 3,346,103
Series 2020E, RB,  4.00%, 03/15/38 6,360 6,019,431
Series 2021B , RB ,  2.01%, 03/15/30 7,085 5,803,587
Series 2021B , RB,  2.50%, 03/15/33 9,725 7,617,256
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 9,393,471
State of New York Mortgage Agency ,
Series 2014-189, RB, AMT,
3.85%, 10/01/34 ............ 10 9,955
49,090,562
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 8,584,410
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 4,717,782
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 6,260 6,067,168
State of Ohio , Series 2020C, GO,
5.00%, 03/01/39 ............ 4,095 4,301,813
15,086,763
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO,  5.55%, 06/30/28 6,710 6,718,737
Series 2005A, GO,  4.76%, 06/30/28 2,601 2,554,356
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,880 3,930,159
13,203,252
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,353,197
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
(t)
Series 2022 ,
VRDN,  0.00%, 11/01/43 ..... 8,946 4,629,986
Series 2 022 ,
VRDN ,   0.00%, 11/01/51 ..... 141,202 54,882,620
Puerto Rico Electric Power Authority
(g)(p)
Series 2003NN ,
RB,  5.50%, 07/01/20 ....... 2,060 517,465
Series 2007-TT,
RB ,  5.00%, 07/01/18 ....... 1,915 481,041
Series 2008WW,
RB ,  5.38%, 07/01/24 ....... 1,530 384,331
Series 2008WW ,
RB,  5.25%, 07/01/33 ....... 2,930 736,006
Series 2008WW,
RB ,  5.50%, 07/01/38 ....... 6,160 1,547,371
Series 2010AAA,
RB ,  5.25%, 07/01/21 ....... 1,710 429,546
Series 2010AAA,
RB,  5.25%, 07/01/26 ....... 940 236,125
Series 2010ZZ , RB,  5.00%, 07/01/18 1,225 307,716
Series 2010ZZ , RB,  5.25%, 07/01/23 500 125,598
Series 2010ZZ , RB,  5.25%, 07/01/26 1,150 288,876
Series 2010-ZZ,
RB ,  5.25%, 07/01/18 ....... 6,255 1,571,234

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2012A , RB ,  5.00%, 07/01/42 USD 6,800 $ 1,708,137
Series 2012A, RB,  5.05%, 07/01/42 1,030 258,732
Series 2013A , RB,  7.00%, 07/01/43 7,405 1,860,111
Series 2020CCC ,
RB ,  5.25%, 07/01/28 ....... 1,635 410,706
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,798,346
72,173,947
South Carolina - 0.0%
City of Charleston Waterworks &
Sewer System , Series 2022, RB,
5.00%, 01/01/52 ............ 5,000 5,143,018
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB ,  3.85%, 07/01/43 765 673,708
Series 2018-3, RB,  3.95%, 01/01/49 615 536,834
1,210,542
Texas - 0.0%
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,674,498
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 3,985,878
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,535,461
University of Houston , Series 2020A,
RB, 3.00%, 02/15/44 ......... 5,530 3,996,597
15,192,434
Utah - 0.1%
City of Salt Lake City , Series 2021A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 12,200,118
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 9,640 7,950,960
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,786,816
10,737,776
Washington - 0.2%
State of Washington , Series 2022A,
GO, 5.00%, 08/01/39 ......... 10,000 10,494,228
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 26,000 22,566,585
33,060,813
Wisconsin - 0.0%
Wisconsin Health & Educational
Facilities Authority , Series 2016A,
RB, 5.00%, 11/15/35 ......... 6,895 7,050,426
Total Municipal Bonds — 1.2%
(Cost: $522,908,971) ............................. 436,769,805
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.0%
Cayman Islands — 0.0%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(a)
................ USD 17,980 $ 15,857,185
Netherlands — 0.0%
(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR + 0.63%), 4.48%,
06/15/53
(d)
.............. EUR 2,155 2,268,149
Series 2023-1, Class A, (3-mo.
EURIBOR + 1.12%), 4.90%,
02/15/55
(d)
.............. 2,504 2,672,748
Series 2023-1, Class B, (3-mo.
EURIBOR + 1.70%), 5.48%,
02/15/55
(d)
.............. 803 847,272
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR + 1.10%), 4.81%,
07/28/58
(d)
.............. 740 774,651
Series 2021-2, Class A, (3-mo.
EURIBOR + 0.70%), 4.41%,
04/28/59
(d)
.............. 2,178 2,300,686
Series 2021-2, Class B, (3-mo.
EURIBOR + 0.80%), 4.51%,
04/28/59
(d)
.............. 820 850,915
Series 2021-2, Class C, (3-mo.
EURIBOR + 1.05%), 4.76%,
04/28/59
(d)
.............. 504 515,091
Jubilee Place, Series 3, Class C,
(3-mo. EURIBOR + 1.60%), 5.26%,
01/17/59
(d)
................ 202 205,296
10,434,808
United Kingdom — 0.6%
(b)
Atlas Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.70%), 6.94%, 07/25/58
(d)
... GBP 125 151,991
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.25%), 7.49%, 07/25/58
(d)
... 110 133,561
Series 2022-1, Class B, (Sterling
Overnight Index Average +
1.80%), 7.01%, 02/25/60
(d)
... 2,955 3,588,722
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.15%), 6.34%, 01/20/61
(d)
... 4,303 5,258,814
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.90%), 7.09%, 01/20/61
(d)
... 1,494 1,814,557
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.75%), 7.94%, 01/20/61
(d)
... 987 1,203,998
Series 2023-1, Class D, (Sterling
Overnight Index Average +
3.80%), 8.99%, 01/20/61
(d)
... 505 613,395
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.89%, 08/27/58
(d)
..... 520 614,983
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average +
2.40%), 7.60%, 12/12/64
(d)
... 2,600 3,186,018

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class A, (Sterling
Overnight Index Average +
0.90%), 6.14%, 06/14/66
(d)
... GBP 2,922 $ 3,548,540
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.97%, 06/17/58
(d)
... 1,445 1,753,100
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 6.39%, 06/17/58
(d)
... 382 457,977
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.79%, 06/17/58
(d)
... 102 121,664
Series 6, Class C, (Sterling
Overnight Index Average +
1.45%), 6.69%, 01/17/59
(d)
... 317 371,381
Series 6, Class D, (Sterling
Overnight Index Average +
1.85%), 7.09%, 01/17/59
(d)
... 178 204,228
CMF plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
1.00%), 6.19%, 01/16/57
(d)
... 220 266,988
Series 2020-1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.44%, 01/16/57
(d)
... 100 121,559
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
+ 0.65%), 5.84%, 12/16/67
(d)
.. 1,128 1,365,500
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
+ 1.00%), 6.19%, 12/16/67
(d)
.. 1,470 1,766,798
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
+ 1.25%), 6.44%, 12/16/67
(d)
.. 1,045 1,233,157
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average +
0.80%), 5.99%, 12/16/71
(d)
... 3,361 4,082,973
Series 2021-2X, Class B, (Sterling
Overnight Index Average +
1.25%), 6.44%, 12/16/71
(d)
... 1,339 1,613,387
Series 2021-2X, Class C, (Sterling
Overnight Index Average +
1.40%), 6.59%, 12/16/71
(d)
... 371 436,073
Series 2021-2X, Class D, (Sterling
Overnight Index Average +
1.70%), 6.89%, 12/16/71
(d)
... 200 229,491
Gemgarto plc, Series 2021-1X, Class
C, (Sterling Overnight Index Average
+ 1.30%), 6.49%, 12/16/67
(d)
.... 218 260,991
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average + 0.42%),
5.61%, 06/18/39
(d)
........... 6,150 7,111,926
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average +
1.15%), 6.34%, 09/28/55
(d)
... 741 862,258
Series 2017-1RX, Class D, (Sterling
Overnight Index Average +
1.50%), 6.69%, 09/28/55
(d)
... 441 502,399
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hops Hill No. 1 plc
Series 1, Class C, (Sterling
Overnight Index Average +
1.85%), 7.04%, 05/27/54
(d)
... GBP 200 $ 243,608
Series 1, Class D, (Sterling
Overnight Index Average +
2.35%), 7.54%, 05/27/54
(d)
... 100 120,746
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average +
2.25%), 5.68%, 11/27/54
(d)
... 4,073 4,960,537
Series 2, Class C, (Sterling
Overnight Index Average +
2.85%), 8.04%, 11/27/54
(d)
... 1,077 1,306,827
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average +
1.00%), 6.19%, 12/21/55
(d)
... 6,803 8,250,670
Series 3, Class B, (Sterling
Overnight Index Average +
1.70%), 6.89%, 12/21/55
(d)
... 5,514 6,589,355
Series 3, Class C, (Sterling
Overnight Index Average +
2.50%), 7.69%, 12/21/55
(d)
... 5,089 6,037,256
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.45%, 06/12/57
(d)
... 370 449,573
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.65%), 5.89%, 07/20/58
(d)
... 1,692 2,048,797
Series 2021-1, Class B, (Sterling
Overnight Index Average +
0.95%), 6.19%, 07/20/58
(d)
... 266 315,802
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.49%, 07/20/58
(d)
... 158 184,455
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.65%), 6.89%, 07/20/58
(d)
... 103 118,560
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average +
0.75%), 5.97%, 05/15/51
(d)
... 1,430 1,730,875
Series 2021-FL2, Class A, (Sterling
Overnight Index Average +
0.80%), 6.02%, 05/15/52
(d)
... 912 1,106,302
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.89%, 06/23/53
(d)
... 1,695 2,051,476
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.10%), 6.29%, 06/23/53
(d)
... 334 399,940
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.45%), 6.64%, 06/23/53
(d)
... 110 129,799
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR +
0.28%), 4.08%, 12/01/50
(d)
..... EUR 990 968,540
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR +
0.48%), 4.26%, 11/15/38
(d)
...... 536 529,660

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average + 1.50%),
6.73%, 07/25/45
(d)
........... GBP 10,688 $ 13,069,366
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.10%), 6.29%, 09/21/54
(d)
... 4,225 5,155,252
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.90%), 7.09%, 09/21/54
(d)
... 2,246 2,723,505
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.80%), 5.99%, 12/22/53
(d)
... 2,841 3,444,599
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.25%), 6.44%, 12/22/53
(d)
... 1,728 2,056,447
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.50%), 6.69%, 10/23/59
(d)
... 421 497,024
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.00%), 7.19%, 10/23/59
(d)
... 307 358,034
Series 2022-1, Class E, (Sterling
Overnight Index Average +
3.40%), 8.59%, 10/23/59
(d)
... 538 630,367
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.25%), 6.44%, 02/23/61
(d)
... 6,080 7,425,027
Series 2023-1, Class B, (Sterling
Overnight Index Average +
2.75%), 7.94%, 02/23/61
(d)
... 2,389 2,920,940
Series 2023-1, Class C, (Sterling
Overnight Index Average +
3.65%), 8.84%, 02/23/61
(d)
... 1,770 2,162,922
Series 2023-1, Class D, (Sterling
Overnight Index Average +
4.35%), 9.54%, 02/23/61
(d)
... 1,093 1,330,454
Series 2023-2, Class A, (Sterling
Overnight Index Average +
1.25%), 6.44%, 09/23/59
(d)
... 7,100 8,666,113
Series 2023-2, Class B, (Sterling
Overnight Index Average +
2.25%), 7.44%, 09/23/59
(d)
... 2,321 2,831,830
Series 2023-2, Class C, (Sterling
Overnight Index Average +
3.20%), 8.39%, 09/23/59
(d)
... 2,150 2,623,189
Series 2023-2, Class D, (Sterling
Overnight Index Average +
4.25%), 9.44%, 09/23/59
(d)
... 1,337 1,631,253
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average +
1.45%), 6.64%, 10/16/56
(d)
... 115 139,548
Series 2020-1B, Class C, (Sterling
Overnight Index Average +
1.70%), 6.89%, 10/16/56
(d)
... 100 120,662
Series 2020-1B, Class D, (Sterling
Overnight Index Average +
1.95%), 7.14%, 10/16/56
(d)
... 100 119,298
Residential Mortgage Securities 32
plc, Series 32X, Class C, (Sterling
Overnight Index Average + 2.20%),
7.39%, 06/20/70
(d)
........... 1,025 1,242,830
Security
Par (000)
Par (000) Value
United Kingdom (continued)
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C, (3-
mo. EURIBOR + 0.25%), 4.05%,
06/12/44
(d)
.............. EUR 110 $ 109,855
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
+ 0.27%), 5.47%, 06/12/44
(d)
.. GBP 280 330,720
Series 2007-NS1X, Class M1C, (3-
mo. EURIBOR + 0.27%), 4.07%,
06/12/44
(d)
.............. EUR 1,851 1,837,073
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
8.00% Cap + 1.75%), 6.95%,
06/12/45
(d)
.............. GBP 534 634,519
Series 2, Class D, (Sterling
Overnight Index Average at
8.00% Cap + 2.20%), 7.40%,
06/12/45
(d)
.............. 329 384,024
Series 2, Class E, (Sterling
Overnight Index Average at
8.00% Cap + 3.30%), 8.00%,
06/12/45
(d)
.............. 450 514,012
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.94%, 07/12/63
(d)
... 835 1,013,985
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average +
0.95%), 6.19%, 07/12/63
(d)
... 157 187,809
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.49%, 07/12/63
(d)
... 107 126,834
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
+ 1.23%), 6.42%, 04/20/65
(d)
.. 4,758 5,806,797
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
+ 2.15%), 7.34%, 04/20/65
(d)
.. 2,053 2,506,694
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
+ 3.15%), 8.34%, 04/20/65
(d)
.. 438 535,326
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
+ 4.40%), 9.59%, 04/20/65
(d)
.. 278 339,758
Tower Bridge Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.85%), 7.09%, 07/21/64
(d)
... 365 444,611
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.15%), 7.39%, 07/21/64
(d)
... 253 307,307
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.99%, 11/20/63
(d)
... 721 876,359
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 6.31%, 11/20/63
(d)
... 253 304,585
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 6.71%, 11/20/63
(d)
... 140 166,783
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 7.01%, 11/20/63
(d)
... 170 199,724

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-1X, Class C, (Sterling
Overnight Index Average +
1.25%), 6.44%, 12/20/63
(d)
... GBP 264 $ 311,073
Series 2023-2X, Class B, (Sterling
Overnight Index Average +
2.20%), 7.39%, 03/20/65
(d)
... 755 920,551
Series 2023-2X, Class C, (Sterling
Overnight Index Average +
3.20%), 8.39%, 03/20/65
(d)
... 1,119 1,363,918
Series 2023-2X, Class D, (Sterling
Overnight Index Average +
4.30%), 9.49%, 03/20/65
(d)
... 959 1,169,252
Twin Bridges
Series 2023-1, Class A, (Sterling
Overnight Index Average +
0.95%), 6.15%, 06/14/55
(d)
... 3,656 4,451,958
Series 2023-1, Class B, (Sterling
Overnight Index Average +
1.60%), 6.80%, 06/14/55
(d)
... 6,190 7,476,842
Series 2023-1, Class C, (Sterling
Overnight Index Average +
2.50%), 7.70%, 06/14/55
(d)
... 2,602 3,163,306
Series 2023-1, Class D, (Sterling
Overnight Index Average +
3.50%), 8.70%, 06/14/55
(d)
... 1,672 2,035,350
Twin Bridges plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
2.00%), 7.20%, 12/12/54
(d)
... 2,752 3,367,584
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.45%, 12/12/54
(d)
... 390 474,867
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.00%), 8.20%, 12/12/54
(d)
... 225 273,669
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.80%, 03/12/55
(d)
... 436 523,506
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.10%), 7.30%, 03/12/55
(d)
... 804 955,787
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.66%), 5.86%, 09/12/55
(d)
... 2,783 3,357,192
Series 2021-2, Class B, (Sterling
Overnight Index Average +
0.90%), 6.10%, 09/12/55
(d)
... 819 971,429
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.15%), 6.35%, 09/12/55
(d)
... 435 507,701
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.50%), 6.70%, 09/12/55
(d)
... 187 215,464
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.30%), 6.50%, 12/01/55
(d)
... 830 959,419
Series 2022-1, Class D, (Sterling
Overnight Index Average +
1.70%), 6.90%, 12/01/55
(d)
... 365 413,970
Series 2022-2, Class B, (Sterling
Overnight Index Average +
2.00%), 7.20%, 06/12/55
(d)
... 5,709 6,972,384
196,079,864
Security
Par (000)
Par (000) Value
United States — 3.4%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.66%,
01/25/45 ............... USD 1,323 $ 793,391
Series 2015-3, Class B5, 3.54%,
04/25/45 ............... 1,521 918,110
Series 2015-4, Class B5, 3.50%,
06/25/45 ............... 1,061 596,571
Ajax Mortgage Loan Trust
(a)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 46,695 43,841,885
Series 2022-A, Class A2, 3.00%,
10/25/61
(b)
.............. 2,705 2,230,413
Series 2022-A, Class A3, 3.00%,
10/25/61
(b)
.............. 1,443 1,166,875
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,348,036
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,377 7,909,151
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,243,841
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,364,405
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 329,573
Series 2022-B, Class A1, 3.50%,
03/27/62
(e)
.............. 52,982 48,607,012
Series 2022-B, Class A2, 3.00%,
03/27/62
(b)
.............. 2,124 1,597,516
Series 2022-B, Class A3, 3.00%,
03/27/62
(b)
.............. 1,821 1,342,796
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 6,112,522
Series 2022-B, Class C, 3.00%,
03/27/62
(c)
.............. 6,856 5,951,707
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 981,271
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 4,666,742
Series 2023-A, Class A1, 3.50%,
07/25/62
(b)(e)
............. 61,718 56,390,567
Series 2023-A, Class A2, 3.00%,
07/25/62
(b)
.............. 2,667 2,150,358
Series 2023-A, Class A3, 2.50%,
07/25/62
(b)
.............. 1,511 1,139,637
Series 2023-A, Class B, 2.50%,
07/25/62
(b)
.............. 8,888 5,782,720
Series 2023-A, Class C, 2.50%,
07/25/62
(b)
.............. 4,877 4,770,073
Series 2023-A, Class M1, 2.50%,
07/25/62
(b)
.............. 4,578 3,346,974
Series 2023-C, Class A1, 3.50%,
05/25/63
(e)
.............. 50,795 46,586,976
Series 2023-C, Class A2, 3.00%,
05/25/63
(b)
.............. 2,968 2,322,188
Series 2023-C, Class A3, 2.50%,
05/25/63
(b)
.............. 1,583 1,160,655
Series 2023-C, Class C, 2.50%,
05/25/63
(b)
.............. 12,506 9,841,515
Series 2023-C, Class M1, 2.50%,
05/25/63
(b)
.............. 1,385 986,115
Series 2023-C, Class M2, 2.50%,
05/25/63
(b)
.............. 8,588 5,598,330
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 5.42% Cap +
0.46%), 5.42%, 06/25/35
(b)
... 6,818 5,536,143

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... USD 3,626 $ 1,790,141
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 642 303,716
Series 2006-23CB, Class 2A5, (1-
mo. CME Term SOFR at 7.50%
Cap + 0.51%), 5.83%, 08/25/36
(b)
7,554 1,517,539
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 6.25% Cap +
0.81%), 6.13%, 11/25/46
(b)
... 4,733 1,479,267
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,406 1,258,208
Series 2006-J7, Class 2A1, (1-mo.
LIBOR USD + 1.50%), 6.94%,
11/20/46
(b)
.............. 3,354 2,484,622
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR + 0.49%),
5.81%, 09/25/46
(b)
......... 2,588 2,169,047
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Cap + 1.73%), 6.36%,
11/25/46
(b)
.............. 9,614 7,305,311
Series 2006-OA16, Class A4C, (1-
mo. CME Term SOFR + 0.79%),
6.11%, 10/25/46
(b)
......... 9,581 6,778,421
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR + 0.30%),
5.63%, 03/20/47
(b)
......... 3,073 2,471,988
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR + 0.61%),
5.93%, 07/25/46
(b)
......... 5,297 4,690,023
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR + 0.57%),
5.89%, 11/25/36
(b)
......... 4,190 3,563,010
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,780 9,549,455
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 705 325,330
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,788 1,879,765
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR + 0.39%),
5.71%, 04/25/47
(b)
......... 2,867 2,489,125
Series 2007-OA3, Class 2A2, (1-mo.
CME Term SOFR + 0.47%),
5.79%, 04/25/47
(b)
......... 6 517
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR + 0.47%),
5.79%, 06/25/47
(b)
......... 554 407,556
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 10.00% Cap
+ 0.59%), 5.91%, 08/25/47
(b)
.. 596 510,858
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 5.57%, 10/25/46 ... 2,550 1,717,090
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR + 0.32%),
5.64%, 10/25/46 .......... 5,345 2,814,738
American Home Mortgage Investment
Trust, Series 2007-1, Class GA1C,
(1-mo. CME Term SOFR + 0.30%),
5.62%, 05/25/47
(b)
........... 4,814 2,544,262
Security
Par (000)
Par (000) Value
United States (continued)
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%, 10/25/49
(a)
(b)
...................... USD 715 $ 604,586
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.03%,
07/31/57 ............... 21,000 8,095,828
Series 2016-3, Class 3A, (1-mo.
CME Term SOFR + 2.96%),
8.28%, 09/27/46 .......... 1,994 1,989,827
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,119 2,610,617
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 2,785 2,696,096
Barclays Mortgage Loan Trust, Series
2022-NQM1, Class A1, 4.55%,
07/25/52
(a)(b)(e)
.............. 13,168 12,384,177
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 54,223 48,674,546
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 5,414,577
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(c)
.............. 13,765 13,427,243
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(e)
.............. 29,463 28,076,482
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(e)
.............. 4,958 4,573,311
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,624 4,759,118
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 298 158,480
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.45% Floor +
0.79%), 6.11%, 09/25/37
(a)(b)
.... 6,110 5,505,799
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR + 0.26%), 4.14%, 05/28/36
(a)(b)
3,340 3,159,020
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 11.50% Cap
+ 0.43%), 5.75%, 11/25/36 ... 1,953 1,677,520
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 11.50% Cap
+ 0.43%), 5.75%, 01/25/47 ... 1,810 1,445,527
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,169 1,316,377
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 2,756 1,910,537
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 11.00% Cap
+ 0.39%), 5.71%, 08/25/36 ... 942 907,239
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.17% Floor
and 10.50% Cap + 0.45%),
5.77%, 03/25/37 .......... 95 86,943
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
5.57%, 03/25/37 .......... 1,514 1,266,658

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 10.50% Cap
+ 0.32%), 5.64%, 06/25/37 ... USD 1,010 $ 933,824
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,844 21,190,887
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 3.73%,
11/25/35
(b)
.............. 1,051 836,987
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 5.59%, 04/25/46
(b)
.. 26,610 8,061,343
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR + 0.51%),
5.83%, 04/25/46
(b)
......... 1,013 931,462
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,121 4,769,594
CHNGE Mortgage Trust
(a)(b)
Series 2022-1, Class A1, 3.01%,
01/25/67 ............... 4,524 3,986,222
Series 2022-4, Class A1, 6.00%,
10/25/57
(e)
.............. 1,702 1,656,994
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a)(b)
.......... 1,585 1,091,603
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,980 2,416,539
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,097 3,108,839
Citigroup Mortgage Loan Trust
(a)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 494,158
Series 2022-A, Class A1, 6.17%,
09/25/62
(b)(e)
............. 12,354 12,245,032
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 823 699,116
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... 2,734 2,579,509
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,100,447
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 36,836 35,638,256
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,245 1,896,356
Series 2021-JR1, Class B2, 34.24%,
09/27/66 ............... 3,807 3,447,990
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)
.............. 2,798 882,876
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 6.25%, 11/25/35
(b)
...... 3,159 724,346
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 647 358,004
CSMC Trust
(a)(b)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR + 0.31%),
4.28%, 02/27/36 .......... 1,942 1,785,846
Security
Par (000)
Par (000) Value
United States (continued)
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR + 0.23%),
5.67%, 08/27/36 .......... USD 2,403 $ 1,783,312
Series 2014-SAF1, Class B5, 3.85%,
03/25/44 ............... 2,835 1,955,021
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR + 0.26%),
3.93%, 10/27/36 .......... 5,054 3,677,711
Series 2020-RPL2, Class A12,
3.51%, 02/25/60 .......... 4,475 4,452,396
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.17% Floor + 0.45%), 5.77%,
08/25/47
(b)
................ 2,140 1,865,154
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 872 685,202
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 554 435,727
GCAT Trust
(a)(b)
Series 2020-NQM2, Class B1,
4.62%, 04/25/65 .......... 4,430 3,622,983
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(e)
......... 13,366 13,034,577
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 10.50% Cap + 2.00%), 6.63%,
03/25/36
(b)
................ 1,254 1,085,724
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.38%,
11/25/49 ............... 2,579 2,045,198
Series 2020-PJ2, Class B4, 3.53%,
07/25/50 ............... 1,893 1,428,042
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR + 0.46%),
5.78%, 01/25/35 .......... 2,722 2,389,103
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR + 0.46%),
5.78%, 03/25/35 .......... 3,959 3,438,682
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 9.15%
Cap + 0.46%), 5.78%, 01/25/36 2,586 2,079,302
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 4.44%,
01/25/35
(b)
.............. 351 328,048
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 130 166,692
Series 2007-OA2, Class 2A1,
2.99%, 06/25/47
(b)
......... 1,497 929,552
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR + 0.52%),
5.85%, 12/19/36 .......... 10,837 8,446,280
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 10.00% Cap
+ 0.61%), 5.69%, 07/19/47 ... 1,096 996,133
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 5,540,930

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(a)(e)
............... USD 13,204 $ 12,772,143
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR + 0.45%), 5.77%, 11/25/36
(b)
1,699 1,492,195
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR + 0.35%),
5.67%, 07/25/36 .......... 597 577,989
Series 2007-AR19, Class 3A1,
3.69%, 09/25/37 .......... 5,069 3,390,129
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR + 0.35%),
5.67%, 08/25/37 .......... 1,462 1,267,403
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A5A,
2.50%, 12/25/51 .......... 18,918 13,872,915
Series 2021-INV5, Class B4, 3.19%,
12/25/51 ............... 2,553 1,652,804
Series 2021-INV5, Class B5, 3.19%,
12/25/51 ............... 894 545,885
Series 2021-INV5, Class B6, 2.94%,
12/25/51 ............... 3,048 1,167,160
Series 2021-INV7, Class A5A,
2.50%, 02/25/52 .......... 8,747 6,414,514
Series 2021-INV7, Class B1, 3.27%,
02/25/52 ............... 7,542 5,720,491
Series 2021-INV7, Class B2, 3.27%,
02/25/52 ............... 1,770 1,294,471
Series 2021-INV7, Class B3, 3.27%,
02/25/52 ............... 2,462 1,679,950
Series 2021-INV7, Class B4, 3.27%,
02/25/52 ............... 1,308 846,817
Series 2021-INV7, Class B5, 3.27%,
02/25/52 ............... 539 328,487
Series 2021-INV7, Class B6, 3.01%,
02/25/52 ............... 1,770 660,278
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.56%,
05/25/37
(b)
................ 823 737,072
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(SOFR 30 day Average + 4.36%),
9.68%, 11/25/24
(a)(b)
.......... 1,087 1,101,083
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 5.77%,
07/25/35 ............... 4 3,564
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,621 4,448,844
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 6.25%,
06/25/60 ............... 4,740 4,687,785
Series 2020-SL1, Class A, 5.73%,
01/25/60 ............... 806 804,914
Series 2021-GS2, Class A1, 1.75%,
04/25/61
(b)
.............. 32,560 30,073,891
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
+ 2.01%), 7.33%, 09/25/47
(b)
.... 2,983 3,742,108
MASTR Resecuritization Trust, Series
2008-3, Class A1, 6.26%, 08/25/37
(a)
(b)
...................... 1,378 881,836
MCM Trust
(c)
Series 2018-NPL2,  3.00%, 08/25/28 45,705 43,929,081
Series 2021-VFN1,  3.00%, 08/28/28 28,890 19,051,094
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR + 0.53%),
5.85%, 04/25/37
(b)
........... USD 2,935 $ 2,315,023
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49 .......... 244 217,698
Series 2021-NQM1, Class B1,
3.51%, 04/25/65 .......... 6,050 4,305,166
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(e)
......... 10,868 10,613,437
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 10.50% Cap +
0.27%), 5.73%, 12/26/46
(a)(b)
.... 1,248 1,127,011
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 6.82%, 06/25/44
(a)(b)
....... 777 757,387
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1-mo.
LIBOR USD at 9.00% Cap + 0.34%),
5.78%, 04/16/36
(a)(b)
.......... 6,335 6,041,362
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,185 2,678,255
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 731 635,763
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,948 1,821,691
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 6,882,248
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 711 678,801
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(b)(e)
............. 586 547,190
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,554 292,332
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor
+ 0.53%), 5.85%, 06/25/37
(b)
.. 732 632,664
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 18,479 18,391,562
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(a)(b)(e)
...... 8,623 8,374,364
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,363 2,733,491
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,860 1,711,704
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 13,593 13,218,832
PRPM LLC
(a)(b)
Series 2020-4, Class A1, 2.95%,
10/25/25
(e)
.............. 9,518 9,310,278
Series 2021-4, Class A1, 1.87%,
04/25/26
(e)
.............. 5,806 5,336,089
Series 2022-1, Class A1, 3.72%,
02/25/27
(e)
.............. 1,659 1,587,706
Series 2023-1, Class A1, 6.88%,
02/25/28 ............... 17,264 17,212,867

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
RALI Trust, Series 2007-QH9, Class
A1, 5.94%, 11/25/37
(b)
......... USD 566 $ 455,324
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.47%, 02/25/50
(a)(b)
... 1,641 1,262,829
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a)(b)(e)
.. 19,916 18,896,640
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.55%), 7.87%, 10/25/39
(a)(b)
.... 21,487 21,507,217
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 9.50% Cap +
0.45%), 5.77%, 06/25/35 .... 1,034 944,481
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 9.50% Cap +
0.51%), 5.83%, 09/25/35 .... 1,630 1,389,618
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 4,117,389
RFMSI Trust, Series 2006-SA2, Class
2A1, 5.34%, 08/25/36
(b)
........ 7,652 5,331,465
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 4,175 2,515,510
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.31%,
05/25/57
(b)
................ 1,386 461,935
Seasoned Loans Structured
Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 22,679 21,750,325
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 1,729 1,673,876
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.92%, 07/20/37
(b)
.. 1,494 1,182,557
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 08/25/62
(a)
(b)(e)
..................... 2,767 2,673,429
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 4.15%,
04/25/37
(b)
................ 432 259,163
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 3,991,160
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 4.76%,
05/25/35 ............... 661 519,277
Series 2006-3, Class 4A, 3.96%,
04/25/36 ............... 1,363 776,847
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.23% Floor
and 10.50% Cap + 0.57%),
5.89%, 02/25/36 .......... 887 743,548
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.19% Floor
and 10.50% Cap + 0.49%),
5.81%, 06/25/36 .......... 4,108 3,425,303
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 10.50% Cap
+ 0.53%), 5.85%, 05/25/46 ... 991 656,060
Security
Par (000)
Par (000) Value
United States (continued)
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
USD 2,282 $ 1,217,292
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, 3.68%,
06/25/46
(b)
................ 2,862 1,883,111
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c)
........... 51,326 47,785,961
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(c)
................ 12,832 11,180,573
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a)
6,749 6,726,333
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,137,776
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,282,650
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,064,316
Series 2022-1, Class B1, 3.99%,
01/25/67 ............... 2,802 1,725,327
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,235,255
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,630,995
Vista Point Securitization Trust, Series
2020-2, Class B1, 4.90%, 04/25/65
(a)
(b)
...................... 1,160 940,046
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 5.62%, 06/25/46 ... 271 230,832
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.38%,
06/25/47 ............... 6,980 5,525,765
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.80%), 5.42%, 06/25/47 ... 2,166 1,632,390
Washington Mutual Mortgage Pass-
Through Certificates WMALT, Series
2007-OA3, Class 5A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.25%),
5.88%, 04/25/47
(b)
........... 1,960 1,628,245
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 5.50% Cap +
0.66%), 5.50%, 11/25/35
(b)
... 682 464,020
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 277 204,546
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,005 1,565,911
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,707 2,354,677
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(b)(e)
............. 3,040 2,461,148
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(e)
.............. 808 654,288

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.35%,
12/25/46
(b)
.............. USD 5,296 $ 4,184,282
Western Mortgage Reference Notes
(a)(b)
Series 2021-CL2, Class M1, (SOFR
30 day Average + 3.15%), 8.46%,
07/25/59 ............... 12,382 12,387,968
Series 2021-CL2, Class M2, (SOFR
30 day Average + 3.70%), 9.01%,
07/25/59 ............... 16,917 16,967,821
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(a)
(b)
...................... 1,651 1,173,863
1,179,973,732
Commercial Mortgage-Backed Securities — 4.3%
Bermuda — 0.1%
(a)(b)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR + 2.27%),
7.61%, 08/19/35 ............ 11,988 11,973,015
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR +
2.25%), 7.58%, 01/19/37 ....... 22,543 22,091,013
34,064,028
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.25% Floor + 4.22%), 9.55%,
12/15/34
(a)(b)
............... 1,999 1,858,094
Ireland — 0.2%
(b)
Agora Securities DAC, Series 2021-1X,
Class A, (Sterling Overnight Index
Average at 5.12% Cap + 1.20%),
6.13%, 07/22/31
(d)
........... GBP 1,160 1,376,386
Atom Mortgage Securities DAC, Series
1X, Class D, (Sterling Overnight
Index Average + 1.90%), 7.13%,
07/22/31
(d)
................ 1,542 1,606,485
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average + 1.35%), 6.56%,
11/20/33
(d)
................ 1,841 2,144,042
Haus European Loan Conduit No 39
DAC
Series 39X, Class A1, (3-mo.
EURIBOR + 0.65%), 4.36%,
07/28/51
(d)
.............. EUR 2,508 2,507,169
Series 39X, Class B, (3-mo.
EURIBOR + 1.10%), 4.81%,
07/28/51
(d)
.............. 1,039 990,755
Haus European Loan Conduit No.
39 DAC, Series 39X, Class C,
(3-mo. EURIBOR + 1.40%), 5.11%,
07/28/51
(d)
................ 841 761,124
Last Mile Logistics CMBS UK DAC
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
3.50%), 8.73%, 08/17/33
(d)
... GBP 8,848 10,930,766
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
4.50%), 9.73%, 08/17/33
(d)
... GBP 7,642 $ 9,474,783
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR + 0.75%), 4.54%,
08/17/33
(d)
.............. EUR 1,844 1,884,343
Series 1X, Class B, (3-mo.
EURIBOR + 1.05%), 4.84%,
08/17/33
(d)
.............. 1,125 1,131,527
Series 1X, Class C, (3-mo.
EURIBOR + 1.40%), 5.19%,
08/17/33
(d)
.............. 1,331 1,324,377
Series 1X, Class D, (3-mo.
EURIBOR + 1.90%), 5.69%,
08/17/33
(d)
.............. 1,031 1,000,827
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 4.90% Cap +
0.90%), 4.69%, 08/17/31
(d)
... 3,245 3,334,276
Series 2021-1X, Class B, (3-mo.
EURIBOR at 5.20% Cap +
1.20%), 4.99%, 08/17/31
(d)
... 939 937,585
Series 2021-1X, Class C, (3-mo.
EURIBOR at 5.60% Cap +
1.60%), 5.39%, 08/17/31
(d)
... 1,061 1,046,792
Pearl Finance DAC
Series 2020-1, Class A2, (3-mo.
EURIBOR + 1.90%), 5.69%,
11/17/32
(d)
.............. 1,128 1,171,442
Series 2020-1, Class B, (3-mo.
EURIBOR + 2.50%), 6.29%,
11/17/32
(d)
.............. 1,355 1,387,350
River Green Finance 2020 DAC
Series 2020-1, Class B, (3-mo.
EURIBOR + 1.05%), 4.75%,
01/22/32
(d)
.............. 540 536,560
Series 2020-1, Class C, (3-mo.
EURIBOR + 1.40%), 5.10%,
01/22/32
(d)
.............. 323 322,926
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (Sterling
Overnight Index Average at 7.10%
Cap + 2.22%), 7.10%, 05/17/29
(a)
. GBP 2,665 3,207,081
Taurus UK DAC
Series 2019-UK2, Class B, (Sterling
Overnight Index Average +
1.92%), 7.14%, 11/17/29
(d)
... 3,358 4,030,521
Series 2019-UK2, Class C, (Sterling
Overnight Index Average +
2.22%), 7.44%, 11/17/29
(d)
... 2,075 2,463,920
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.00% Floor and 5.30% Cap +
1.30%), 6.52%, 05/17/31
(d)
... 880 1,030,701
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
+ 1.65%), 6.87%, 05/17/31
(d)
.. 536 622,468
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
+ 2.60%), 7.82%, 05/17/31
(d)
.. 547 634,156
Series 2021-UK4X, Class A,
(Sterling Overnight Index Average
+ 0.95%), 6.17%, 08/17/31
(d)
.. 4,134 4,899,278

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-UK4X, Class B,
(Sterling Overnight Index Average
+ 1.50%), 6.72%, 08/17/31
(d)
.. GBP 3,853 $ 4,521,700
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
+ 1.75%), 6.97%, 08/17/31
(d)
.. 509 589,326
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
+ 2.10%), 7.32%, 08/17/31
(d)
.. 2,295 2,613,533
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR + 1.80%),
5.59%, 02/27/33
(d)
........... EUR 2,700 2,677,237
71,159,436
Italy — 0.1%
(d)
Cassia SRL
(b)
Series 2022-1X, Class A, (3-mo.
EURIBOR + 2.50%), 6.32%,
05/22/34
(d)
.............. 12,859 13,107,485
Series 2022-1X, Class B, (3-mo.
EURIBOR + 3.50%), 7.32%,
05/22/34
(d)
.............. 6,145 6,015,003
19,122,488
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 15 14,833
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average +
1.49%), 6.73%, 10/22/37
(d)
... GBP 2,100 2,025,294
Series II, Class D2, (Sterling
Overnight Index Average +
2.22%), 7.46%, 10/22/37
(d)
... 14,689 13,997,363
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
+ 2.15%), 7.37%, 11/17/30
(d)
.... 535 624,815
16,647,472
United States — 3.9%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 993,474
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,080,876
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 1,982,151
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 893,530
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 4,510,158
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.48% Floor
+ 1.59%), 7.17%, 09/15/34 ... 3,660 3,302,882
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 1.48% Floor
+ 2.17%), 7.75%, 09/15/34 ... 12,926 11,148,679
Security
Par (000)
Par (000) Value
United States (continued)
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo.
CME Term SOFR + 1.26%),
6.60%, 04/15/34 .......... USD 2,178 $ 1,974,224
Series 2021-ACEN, Class D, (1-mo.
CME Term SOFR + 3.21%),
8.55%, 04/15/34 .......... 4,827 3,244,706
Arbor Multifamily Mortgage Securities
Trust
(a)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 601,622
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 2,835,433
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR +
2.24%), 7.57%, 06/17/39
(a)(b)
.... 11,460 11,431,350
Ashford Hospitality Trust, Series 2018-
ASHF, Class D, (1-mo. CME Term
SOFR at 2.10% Floor + 2.27%),
7.61%, 04/15/35
(a)(b)
.......... 3,816 3,668,563
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor +
2.25%), 7.58%, 12/15/36
(a)(b)
.... 10,441 9,403,122
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 4,751 3,990,422
Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.05%), 6.38%, 11/15/33 ... 250 240,059
Series 2017-SCH, Class BF, (1-mo.
CME Term SOFR + 1.45%),
6.78%, 11/15/33 .......... 6,440 5,659,981
Series 2017-SCH, Class CL, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.88%, 11/15/32 ... 2,560 2,389,060
Series 2017-SCH, Class DL, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.05%), 7.38%, 11/15/32 ... 5,070 4,578,252
Series 2018-DSNY, Class B, (1-mo.
CME Term SOFR + 1.20%),
6.78%, 09/15/34 .......... 576 573,269
Series 2018-DSNY, Class C, (1-mo.
CME Term SOFR + 1.40%),
6.98%, 09/15/34 .......... 590 585,990
Series 2018-DSNY, Class D, (1-mo.
CME Term SOFR + 1.75%),
7.33%, 09/15/34 .......... 5,767 5,716,285
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B,
4.49%, 09/15/48
(b)
........... 1,135 989,961
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.80% Cap + 0.59%),
5.75%, 11/25/35 .......... 2,953 2,670,042
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.56%), 5.88%, 01/25/36 ... 5,085 4,613,641
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR + 0.70%),
6.02%, 01/25/36 .......... 123 112,114
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.79%), 6.11%, 01/25/36 ... 329 301,151

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 5.97%, 04/25/36 ... USD 491 $ 439,888
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR + 0.53%),
5.85%, 07/25/36 .......... 875 784,378
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.49%), 5.81%, 10/25/36 ... 636 585,180
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.56%), 5.88%, 10/25/36 ... 690 636,087
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.23% Floor
+ 0.46%), 5.78%, 12/25/36 ... 2,060 1,894,783
Series 2007-1, Class A2, (1-mo.
CME Term SOFR + 0.52%),
5.84%, 03/25/37 .......... 1,429 1,282,080
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR + 0.38%),
5.70%, 07/25/37 .......... 1,950 1,720,638
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.93%, 12/25/37 ... 9,160 7,749,556
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 3.75% Cap +
2.61%), 7.93%, 04/25/38 .... 2,306 2,244,515
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ............... 2,640 1,705,436
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.72% Floor
+ 0.92%), 6.25%, 03/15/37 ... 2,859 2,644,825
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 0.97% Floor
+ 1.17%), 6.50%, 03/15/37 ... 1,300 1,111,501
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(b)
.... 2,313 2,005,417
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR + 2.14%),
7.46%, 08/19/38
(a)(b)
.......... 6,880 6,845,600
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR + 0.86%),
6.20%, 04/15/36 .......... 6,687 6,527,402
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR + 1.21%),
6.55%, 04/15/36 .......... 6,829 6,541,038
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR + 1.46%),
6.80%, 04/15/36 .......... 8,403 8,040,495
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR + 1.71%),
7.05%, 04/15/36 .......... 7,896 7,486,435
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR + 2.21%),
7.55%, 04/15/36 .......... 6,692 6,250,362
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR + 3.01%),
8.35%, 04/15/36 .......... 6,430 6,021,093
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR + 3.91%),
9.25%, 04/15/36 .......... 7,248 6,753,629
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR + 5.02%),
10.35%, 04/15/36 ......... 5,096 4,748,055
Security
Par (000)
Par (000) Value
United States (continued)
Benchmark Mortgage Trust, Series
2021-B29, Class A5, 2.39%,
09/15/54 ................. USD 2,250 $ 1,746,938
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 9.15%, 10/15/35
(a)(b)
6,517 2,217,591
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR + 1.55%),
6.88%, 07/15/35
(a)(b)
.......... 15,173 14,979,094
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, (1-mo.
CME Term SOFR + 1.69%), 7.02%,
03/15/40
(a)(b)
............... 7,455 7,417,668
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.10%, 05/15/39
(a)(b)
.... 5,533 5,510,904
BPR Trust
(a)(b)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 9.05%, 09/15/38 ... 5,768 5,363,830
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR + 3.00%),
8.33%, 05/15/39 .......... 2,870 2,862,829
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 3,024 2,839,901
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,648,421
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 573,441
Series 2013-1515, Class F, 4.06%,
03/10/33
(b)
.............. 601 511,055
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 1.03% Floor
+ 1.03%), 6.37%, 10/15/36
(b)
.. 2,385 2,377,986
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.41% Floor
+ 2.41%), 7.75%, 10/15/36
(b)
.. 38,734 38,096,257
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.10%, 10/15/36
(b)
.. 33,865 33,173,220
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(b)
.............. 10,747 8,935,527
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 3,680 2,991,072
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR + 1.04%),
6.38%, 10/15/37
(b)
......... 1,027 1,016,237
Series 2020-VKNG, Class F, (1-mo.
CME Term SOFR + 2.86%),
8.20%, 10/15/37
(b)
......... 5,369 5,179,944
Series 2021-CIP, Class A, (1-mo.
CME Term SOFR at 0.92% Floor
+ 1.04%), 6.37%, 12/15/38
(b)
.. 1,254 1,227,251
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR + 1.02%),
6.36%, 02/15/33
(b)
......... 25,114 24,463,531
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR + 2.26%),
7.60%, 02/15/33
(b)
......... 15,394 15,107,034
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR + 4.36%),
9.70%, 02/15/33
(b)
......... 10,302 10,086,213

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.25%, 06/15/38
(b)
.. USD 7,081 $ 6,747,530
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR + 2.92%),
8.25%, 05/15/38
(b)
......... 1,633 1,534,192
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(b)
.............. 2,328 1,886,567
Series 2022-CSMO, Class C, (1-mo.
CME Term SOFR + 3.89%),
9.22%, 06/15/27
(b)
......... 4,000 3,997,489
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 7,318 5,831,080
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR + 1.01%),
6.35%, 10/15/36 .......... 4,436 4,326,015
Series 2021-ARIA, Class D, (1-mo.
CME Term SOFR + 2.01%),
7.34%, 10/15/36 .......... 4,111 3,922,649
Series 2021-ARIA, Class G, (1-mo.
CME Term SOFR + 3.26%),
8.59%, 10/15/36 .......... 3,602 3,367,269
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.25%, 02/15/36 ... 15,198 14,921,569
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.25%, 02/15/36 ... 4,118 4,043,212
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR + 2.51%),
7.85%, 02/15/36 .......... 11,223 10,480,926
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR + 2.51%),
7.85%, 02/15/36 .......... 7,117 6,646,687
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.45%, 02/15/36 ... 2,185 2,012,351
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.45%, 02/15/36 ... 7,383 6,800,039
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR + 2.36%),
7.70%, 01/15/34 .......... 2,604 2,514,254
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR + 3.11%),
8.45%, 01/15/34 .......... 4,033 3,893,482
Series 2021-SDMF, Class A, (1-mo.
CME Term SOFR + 0.70%),
6.04%, 09/15/34 .......... 2,057 2,007,304
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR + 3.71%),
9.05%, 06/15/36 .......... 10,095 9,061,817
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR + 2.17%),
7.50%, 08/15/39 .......... 45,050 45,134,694
Series 2022-GPA, Class B, (1-mo.
CME Term SOFR + 2.66%),
8.00%, 08/15/41 .......... 1,195 1,194,999
Series 2022-GPA, Class D, (1-mo.
CME Term SOFR + 4.06%),
9.39%, 08/15/43 .......... 4,450 4,449,999
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 6.33%, 01/15/39 ... 5,973 5,838,113
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR + 0.85%),
6.18%, 01/15/39 .......... USD 3,580 $ 3,503,644
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR + 1.28%),
6.61%, 01/15/39 .......... 1,449 1,414,461
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR + 2.69%),
8.02%, 05/15/38 .......... 18,097 18,119,661
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... 1,930 1,396,141
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... 3,820 2,522,246
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,257,905
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 2,515,860
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 3,999 2,318,145
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR + 2.20%), 7.53%,
12/15/37
(a)(b)
............... 9,282 9,166,555
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 1,143 914,390
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR +
2.62%), 7.95%, 09/15/28
(a)(b)
.... 18,476 18,468,218
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 5.00%,
05/10/58
(b)
................ 6,142 5,434,527
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 5,831,317
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,011,543
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.25%,
03/11/47
(b)
.............. 1,156 1,112,966
Series 2016-GC37, Class C, 5.08%,
04/10/49
(b)
.............. 2,110 1,830,335
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,881,992
Series 2019-PRM, Class E, 4.89%,
05/10/36
(a)(b)
............. 11,599 11,558,898
Series 2019-PRM, Class F, 4.89%,
05/10/36
(a)(b)
............. 5,775 5,753,934
Series 2019-SMRT, Class D, 4.90%,
01/10/36
(a)(b)
............. 17,385 17,355,407
Series 2019-SMRT, Class E, 4.90%,
01/10/36
(a)(b)
............. 1,081 1,079,144
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)(b)
............. 2,660 1,781,222
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR + 2.59%),
7.92%, 08/15/36 .......... 5,172 5,155,423
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR + 4.44%),
9.77%, 08/15/36 .......... 8,751 8,722,702
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.35%, 11/15/37 ... 7,055 6,983,948

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-ICE5, Class E, (1-mo.
CME Term SOFR + 2.88%),
8.21%, 11/15/37 .......... USD 15,600 $ 15,462,746
Series 2020-ICE5, Class F, (1-mo.
CME Term SOFR + 3.61%),
8.94%, 11/15/37 .......... 13,255 13,043,966
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
............. 750 573,518
Series 2014-UBS2, Class A5,
3.96%, 03/10/47 .......... 809 802,860
Series 2015-LC19, Class B, 3.83%,
02/10/48
(b)
.............. 942 858,064
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,903,579
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
............. 1,840 1,413,599
Credit Suisse Mortgage Capital
Certificates
(a)(b)
Series 2019-ICE4, Class A, (1-mo.
CME Term SOFR at 0.98% Floor
+ 1.03%), 6.36%, 05/15/36 ... 5,271 5,265,184
Series 2019-ICE4, Class C, (1-mo.
CME Term SOFR + 1.48%),
6.81%, 05/15/36 .......... 2,793 2,775,213
Series 2019-ICE4, Class E, (1-mo.
CME Term SOFR + 2.20%),
7.53%, 05/15/36 .......... 14,066 13,967,580
Series 2019-ICE4, Class F, (1-mo.
CME Term SOFR + 2.70%),
8.03%, 05/15/36 .......... 14,857 14,635,051
Series 2020-NET, Class D, 3.83%,
08/15/37 ............... 560 481,569
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.86%,
08/15/51
(b)
................ 1,586 1,244,748
CSMC Trust
(a)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 6.33%, 12/15/30
(b)
.. 2,310 2,200,170
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,822,494
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR + 4.98%),
10.31%, 10/15/37
(b)
........ 5,754 5,205,785
Series 2021-980M, Class E, 3.65%,
07/15/31
(b)
.............. 3,955 3,263,071
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR + 1.26%),
6.60%, 11/15/38
(b)
......... 5,892 5,825,455
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR + 1.61%),
6.95%, 11/15/38
(b)
......... 2,356 2,316,814
Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR + 2.11%),
7.45%, 11/15/38
(b)
......... 3,520 3,466,978
Series 2021-BHAR, Class E, (1-mo.
CME Term SOFR + 3.61%),
8.95%, 11/15/38
(b)
......... 2,315 2,268,036
Series 2022-LION,  8.80%,
02/15/27
(b)(c)
............. 23,200 20,845,277
Series 2022-NWPT, Class A, (1-mo.
CME Term SOFR + 3.14%),
8.48%, 09/09/24
(b)
......... 12,790 12,885,303
Security
Par (000)
Par (000) Value
United States (continued)
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR + 1.60%),
6.93%, 05/15/35 .......... USD 137 $ 134,301
Series 2019-1735, Class F, 4.33%,
04/10/37 ............... 1,060 617,910
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class D, 3.65%,
10/10/34 ............... 3,760 3,026,693
Series 2017-BRBK, Class E, 3.65%,
10/10/34 ............... 8,126 5,976,785
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ............... 2,070 1,439,933
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR + 3.23%), 8.56%,
11/15/38
(a)(b)
............... 7,685 7,242,792
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR + 2.36%),
7.70%, 07/15/38 .......... 12,101 11,903,160
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR + 2.96%),
8.30%, 07/15/38 .......... 14,257 13,970,933
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR + 3.81%),
9.15%, 07/15/38 .......... 10,165 9,885,991
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR + 2.46%), 7.80%,
02/15/38
(a)(b)
............... 770 242,427
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(b)
........ 2,546 1,659,049
GS Mortgage Securities Corp. II
(a)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 7,097,029
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(b)
.............. 31,848 30,719,692
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(b)
.............. 1,786 1,599,757
Series 2017-375H, Class A, 3.59%,
09/10/37
(a)(b)
............. 1,460 1,263,510
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(a)
.............. 6,110 4,185,350
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 6.33%, 11/15/36
(a)(b)
. 8,770 8,603,973
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR + 1.26%),
6.60%, 05/15/26
(a)(b)
........ 2,320 2,044,689
Series 2022-AGSS, Class A, (1-mo.
CME Term SOFR + 2.69%),
8.02%, 11/15/27
(a)(b)
........ 19,780 19,709,166
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR + 2.19%),
7.53%, 08/15/39
(a)(b)
........ 11,620 11,633,823
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR + 2.09%),
7.42%, 03/15/28
(a)(b)
........ 7,510 7,434,705
GS Mortgage Securities Trust
(b)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 370 347,153
Series 2015-590M, Class E, 3.93%,
10/10/35
(a)
.............. 2,540 2,098,929

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ............... USD 570 $ 419,722
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,037,037
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR + 2.39%),
7.72%, 07/15/24
(a)(b)
.......... 2,607 2,603,927
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.80%, 10/15/36 ... 3,296 2,998,140
Series 2021-LULU, Class F, (1-mo.
CME Term SOFR at 4.40% Floor
+ 4.51%), 9.85%, 10/15/36 ... 3,031 2,738,410
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 3.04%,
12/10/41
(a)(b)
............... 6,164 4,211,438
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR + 2.25%), 7.58%,
10/15/39
(a)(b)
............... 22,092 22,037,119
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 3,981,550
Series 2017-APTS, Class DFX,
3.61%, 06/15/34
(b)
......... 1,350 1,297,123
Series 2017-APTS, Class EFX,
3.61%, 06/15/34
(b)
......... 2,090 1,995,370
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,133,920
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,432,684
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR + 2.49%), 7.82%, 08/15/39
(a)(b)
12,733 12,748,956
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.29%, 12/15/48
(a)(b)
... 4,214 3,330,558
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 683,730
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 2,447,149
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 333,173
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(b)
.............. 1,650 1,358,755
Series 2016-NINE, Class B, 2.95%,
09/06/38
(a)(b)
............. 6,933 5,826,447
Series 2018-AON, Class A, 4.13%,
07/05/31
(a)
.............. 4,834 4,350,600
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR + 1.26%),
6.59%, 06/15/35
(a)(b)
........ 3,566 3,236,052
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR + 2.21%),
7.54%, 07/15/36
(a)(b)
........ 5,580 5,362,812
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 2.88%), 8.22%, 10/15/33
(a)(b)
. 2,500 2,030,126
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.25%, 04/15/38
(a)(b)
. USD 991 $ 979,864
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR + 2.56%),
7.90%, 04/15/38
(a)(b)
........ 11,570 11,155,546
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR + 3.06%),
8.40%, 04/15/38
(a)(b)
........ 5,050 4,831,059
Series 2022-CGSS, Class A, (1-mo.
CME Term SOFR + 2.47%),
7.80%, 12/15/36
(a)(b)
........ 12,820 12,831,553
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR + 3.54%),
8.87%, 04/15/37
(a)(b)
........ 12,454 10,784,325
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR + 2.18%),
7.51%, 09/15/39
(a)(b)
........ 19,396 19,432,241
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
............. 7,412 4,830,958
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (1-mo. CME Term
SOFR + 2.00%), 7.33%, 05/15/36
(a)(b)
3,676 3,630,421
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR + 0.56%),
5.88%, 09/25/36 .......... 2,410 2,280,571
Series 2007-1A, Class 1A, (1-mo.
CME Term SOFR + 0.36%),
5.68%, 03/25/37 .......... 94 94,374
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR + 2.11%),
7.43%, 10/25/37 .......... 5,850 4,906,626
Life Mortgage Trust, Series 2021-BMR,
Class F, (1-mo. CME Term SOFR +
2.46%), 7.80%, 03/15/38
(a)(b)
.... 7,616 7,278,134
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.28%,
04/20/48
(a)(b)
............... 357 344,939
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR + 2.69%),
8.02%, 08/15/28
(a)(b)
.......... 4,400 4,414,072
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at 2.75%
Floor + 2.86%), 8.20%, 10/15/38
(a)(b)
1,216 1,168,371
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,137,852
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... 4,493 3,149,404
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a)(b)
............... 2,088 1,688,240
Med Trust
(a)(b)
Series 2021-MDLN, Class E, (1-mo.
CME Term SOFR + 3.26%),
8.60%, 11/15/38 .......... 435 414,307
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR + 5.36%),
10.70%, 11/15/38 ......... 51,369 48,544,685
MFT Trust, Series 2020-ABC, Class C,
3.59%, 02/10/42
(a)(b)
.......... 3,925 2,107,368

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR + 0.92%),
6.25%, 04/15/38 .......... USD 8,781 $ 8,660,036
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR + 2.22%),
7.55%, 04/15/38 .......... 19,195 18,845,910
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR + 2.72%),
8.05%, 04/15/38 .......... 1,973 1,913,954
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR + 2.86%),
8.20%, 07/15/38 .......... 3,854 3,652,488
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR + 4.06%),
9.40%, 07/15/38 .......... 3,438 3,248,878
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(a)
........... 6,775 6,635,505
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C25, Class
C, 4.67%, 10/15/48
(b)
......... 720 638,656
Morgan Stanley Capital I Trust
(b)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR + 7.07%),
12.40%, 11/15/34
(a)
........ 2,447 2,141,231
Series 2017-H1, Class C, 4.28%,
06/15/50 ............... 483 392,377
Series 2018-H3, Class C, 5.01%,
07/15/51 ............... 10 7,875
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)
.............. 6,810 4,435,443
Series 2018-SUN, Class A, (1-mo.
CME Term SOFR + 1.26%),
6.59%, 07/15/35
(a)
......... 2,330 2,312,398
Series 2018-SUN, Class F, (1-mo.
CME Term SOFR + 2.91%),
8.24%, 07/15/35
(a)
......... 74 71,206
MSCG Trust
(a)(b)
Series 2018-SELF, Class E, (1-mo.
CME Term SOFR + 2.20%),
7.53%, 10/15/37 .......... 1,298 1,270,732
Series 2018-SELF, Class F, (1-mo.
CME Term SOFR + 3.10%),
8.43%, 10/15/37 .......... 1,426 1,399,155
MTN Commercial Mortgage Trust
(a)(b)
Series 2022-LPFL, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.74%, 03/15/39 ... 6,670 6,584,274
Series 2022-LPFL, Class F, (1-mo.
CME Term SOFR + 5.29%),
10.63%, 03/15/39 ......... 2,870 2,641,624
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... 2,167 1,429,133
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (1-mo.
CME Term SOFR + 1.06%),
6.40%, 06/15/35
(b)
......... 561 529,235
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,510,644
Security
Par (000)
Par (000) Value
United States (continued)
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(b)
...................... USD 7,856 $ 4,619,678
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(a)
. 2,850 2,263,662
One New York Plaza Trust, Series
2020-1NYP, Class D, (1-mo. CME
Term SOFR + 2.86%), 8.20%,
01/15/36
(a)(b)
............... 1,660 1,261,600
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR + 3.46%),
8.80%, 07/15/38 .......... 3,276 2,550,608
Series 2021-MF, Class G, (1-mo.
CME Term SOFR + 4.46%),
9.80%, 07/15/38 .......... 3,533 2,693,150
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR + 2.47%), 7.79%,
06/25/37
(a)(b)
............... 4,267 4,260,684
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.59%, 09/15/39
(a)(b)
.......... 4,690 3,563,013
SMRT, Series 2022-MINI, Class A,
(1-mo. CME Term SOFR + 1.00%),
6.33%, 01/15/39
(a)(b)
.......... 3,505 3,412,656
SMRT Trust, Series 2022-MINI, Class
E, (1-mo. CME Term SOFR +
2.70%), 8.03%, 01/15/39
(a)(b)
.... 3,153 2,984,964
SREIT Trust, Series 2021-MFP2,
Class A, (1-mo. CME Term SOFR +
0.94%), 6.27%, 11/15/36
(a)(b)
.... 2,689 2,642,601
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR +
2.04%), 7.37%, 07/15/36
(a)(b)
.... 3,122 2,957,393
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR +
2.19%), 7.52%, 05/15/37
(a)(b)
.... 22,066 21,636,995
TPGI Trust, Series 2021-DGWD,
Class A, (1-mo. CME Term SOFR +
0.81%), 6.15%, 06/15/26
(a)(b)
.... 1,050 1,031,278
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, 4.24%,
11/25/47
(b)
.............. 546 450,582
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 329 261,974
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 306 266,428
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 1,024 808,727
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,176 926,479
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 518 404,903
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 801 618,189
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 906 677,667
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,277 1,629,489
Series 2022-4, Class M2, 6.97%,
08/25/52
(b)
.............. 1,997 1,843,374
Series 2022-4, Class M3, 7.54%,
08/25/52
(b)
.............. 1,997 1,693,931

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-2, Class A, 6.22%,
05/25/53
(b)
.............. USD 8,949 $ 8,581,038
Wells Fargo Commercial Mortgage
Trust
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
............. 2,708 2,243,145
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 645 533,754
Series 2020-SDAL, Class D, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.20%), 7.54%, 02/15/37
(a)(b)
. 5,002 4,864,448
Series 2020-SDAL, Class E, (1-mo.
CME Term SOFR + 2.85%),
8.19%, 02/15/37
(a)(b)
........ 2,560 2,350,242
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.95%, 05/15/31
(a)(b)
. 750 678,468
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,517,326
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR + 2.79%),
8.12%, 11/15/27 .......... 14,598 14,597,880
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR + 3.44%),
8.77%, 11/15/27 .......... 4,950 4,943,755
1,356,593,508
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 12,847 8,382
JP Morgan Mortgage Trust
(a)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 103,697 3,894,801
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 11,284 423,824
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 203,114 1,829,754
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 64,264 2,406,770
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 38,950 842,855
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 626,889
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,998 262,074
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 125,958 1,613,512
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 0.60%,
09/25/35
(a)
................ 1,341 33,464
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.93%,
07/25/56
(a)
................ 7,463 735,498
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 2.07%,
02/25/38
(a)
................ 28,571 6,605,739
19,283,562
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)
USD 25,000 $ 149,387
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)
.... 19,140 186,287
BANK, Series 2019-BN20, Class XB,
0.47%, 09/15/62 ............ 86,048 1,595,666
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3, Class XB,
0.73%, 02/15/50 .......... 31,555 559,161
Series 2017-BNK3, Class XD,
1.39%, 02/15/50
(a)
......... 12,290 437,007
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.10%, 04/15/53 .. 2,706 148,350
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
1.06%, 08/10/35 .......... 66,931 1,743,318
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 309,886
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.18%,
03/15/52 ............... 31,562 1,313,524
Series 2020-B17, Class XB, 0.65%,
03/15/53 ............... 13,340 329,375
Series 2021-B23, Class XA, 1.37%,
02/15/54 ............... 47,905 2,947,450
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56 ..... 28,397 1,439,318
BX Trust, Series 2022-GPA, Class XCP,
0.00%, 08/15/23
(a)
........... 242,391 7,102
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.85%,
05/10/58 ................. 18,700 298,225
Commercial Mortgage Trust
Series 2015-CR25, Class XA,
0.94%, 08/10/48 .......... 14,016 163,751
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 539,228
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.26%, 11/15/50 .......... 32,800 329,942
Series 2019-C16, Class XA, 1.71%,
06/15/52 ............... 68,552 4,379,149
Series 2019-C17, Class XA, 1.49%,
09/15/52 ............... 28,035 1,455,486
Series 2019-C17, Class XB, 0.70%,
09/15/52 ............... 41,829 1,108,508
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)
.... 598,765 805,183
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)
. 52,590 776,389
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)
. 15,440 455,599
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 88,272
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.93%, 11/10/52 .......... 15,749 593,509
Series 2020-GSA2, Class XA,
1.83%, 12/12/53
(a)
......... 31,895 2,670,200

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.94%,
09/15/47 ............... USD 5,746 $ 23,248
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 207,956
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 277,495
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 669,697
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.32%, 02/15/36
(a)
.... 5,910 233,879
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.96%,
03/10/50
(a)
................ 7,002 119,190
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.33%,
12/15/47 ............... 51,913 648,834
Series 2014-C19, Class XF, 1.33%,
12/15/47 ............... 13,486 184,492
Series 2015-C21, Class XB, 0.41%,
03/15/48 ............... 15,696 63,740
Series 2015-C26, Class XD, 1.45%,
10/15/48 ............... 18,660 438,545
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.31%,
06/15/50
(a)
.............. 8,870 566,205
Series 2019-H6, Class XB, 0.87%,
06/15/52 ............... 53,695 1,787,167
Series 2019-L2, Class XA, 1.17%,
03/15/52 ............... 22,220 908,327
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)
................ 99,000 1,216,175
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 152,049 4,349
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32 .......... 30,410 78,907
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.60%,
10/15/52 ............... 67,272 4,224,857
Series 2019-C18, Class XA, 1.14%,
12/15/52 ............... 69,402 2,809,310
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.39%, 08/15/49
(a)
......... 9,764 284,462
Series 2019-C50, Class XA, 1.58%,
05/15/52 ............... 49,402 2,682,987
Series 2021-C59, Class XA, 1.66%,
04/15/54 ............... 37,751 2,870,302
45,129,396
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(m)
............... USD 4,025 $ 401,091
Total Non-Agency Mortgage-Backed Securities — 8.5%
(Cost: $3,222,934,409) ........................... 2,966,619,497
Preferred Securities
Capital Trusts — 0.2%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(b)(d)(o)
................ EUR 4,600 4,595,379
United States — 0.2%
AT&T, Inc., Series B , (5-Year EURIBOR
ICE Swap Rate + 3.14%), 2.88%
(b)(o)
46,000 44,903,311
Total Capital Trusts — 0.2%
(Cost: $50,869,739) .............................. 49,498,690
Shares
Shares
Preferred Stocks — 0.9%
Brazil — 0.1%
Neon Payments Ltd.
(c)(g)
......... 28,089 14,448,139
China — 0.1%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(c)(g)(i)
.. 296,396 48,582,705
Germany — 0.0%
Volocopter Gmbh, (Acquired 03/03/21,
cost $11,751,352)
(c)(g)(i)
........ 2,211 13,809,322
Israel — 0.1%
(c)(g)(i)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$8,210,225) ............... 1,350,837 9,671,993
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$11,103,299) .............. 1,574,860 11,275,998
20,947,991
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(c)(g)(i)
............ 50,461 4,848,438
United Kingdom — 0.0%
10X Future Technologies Holdings
Ltd., (Acquired 05/13/21, cost
$16,122,168)
(c)(g)(i)
........... 425,677 6,668,692
United States — 0.6%
(c)
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$13,089,026)
(g)(i)
............ 24,234 7,223,428
Cap Hill Brands (Preference)
(g)
..... 13,277,076 3,584,811
Caresyntax, Inc., Series C-2
(g)
..... 47,019 4,491,255
Caresyntax, Inc., Series C-3
(g)
..... 6,774 542,868
Clarify Health Solutions, Inc.
(g)
..... 1,542,267 11,289,394
Dream Finders Homes, Inc., 9.00%
(o)
58,891 54,400,561
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $5,879,165)
(g)(i)
... 1,003,613 2,428,744

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Farmer’s Business Network, Inc.,
Series F, (Acquired 07/31/20, cost
$6,250,011)
(g)(i)
............. 189,070 $ 873,504
Farmer’s Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$1,777,651)
(g)(i)
............. 28,599 132,127
GM Cruise Holdings LLC, Series
G, (Acquired 03/25/21, cost
$7,513,940)
(g)(i)
............. 285,159 6,016,855
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $8,237,574)
(g)(i)
... 4,516,957 12,557,140
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $1,779,219)
(g)(i)
... 297,096 825,927
Lessen, Inc., Series B
(g)
......... 1,460,424 13,070,795
Lessen, Inc., Series C
(g)
......... 542,406 4,854,534
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(g)(i)
... 877,193 9,807,018
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(g)(i)
... 117,579 1,314,533
MNTN Digital, Series D, (Acquired
11/05/21, cost $6,262,132)
(g)(i)
... 272,678 2,604,075
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(g)(i)
... 6,343 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$7,700,677)
(g)(i)
............. 862,850 4,366,021
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(g)(i)
... 133,913 3,753,581
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$5,860,925)
(g)(i)
............. 256,663 4,073,242
SCI PH Parent, Inc., (Acquired
02/10/23, cost $7,993,000)
(g)(i)
... 7,993 7,345,008
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(g)(i)
... 162,454 1,413,350
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(g)(i)
............. 1,312,920 4,188,215
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(g)(i)
............. 160,843 532,390
Verge Genomics, Series B, (Acquired
11/05/21, cost $7,544,038)
(g)(i)
... 1,416,243 9,148,929
Verge Genomics, Series C, (Acquired
09/06/23, cost $1,205,411)
(g)(i)
... 167,623 1,205,411
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882)
(g)(i)
............ 9,274,836 29,401,230
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$6,249,999)
(g)(i)
............. 396,483 9,297,526
Zero Mass Water, Inc., Series
D, (Acquired 07/05/22, cost
$1,171,040)
(g)(i)
............. 28,589 952,014
211,694,486
Total Preferred Stocks — 0.9%
(Cost: $365,982,319) ............................. 320,999,773
Total Preferred Securities — 1.1%
(Cost: $416,852,058) ............................. 370,498,463
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(b)
Series 2015-DN1, Class B,
(SOFR 30 day Average +
11.61%), 16.93% ,  01/25/25 . USD 799 $ 813,698
Series 2015-HQ2, Class B,
(SOFR 30 day Average +
8.06%), 13.38% ,  05/25/25 . 1,538 1,631,752
2,445,450
Commercial Mortgage-Backed Securities — 0.0%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27 ........ 2,746 2,435,970
Series 2018-K80, Class B,
4.38% ,  08/25/50 ........ 2,888 2,667,541
Series 2018-W5FX, Class CFX,
3.79% ,  04/25/28 ........ 10,630 8,735,410
Government National Mortgage
Association, Series 2023-118, Class
BA, 3.75%, 05/16/65 ......... 2,649 2,288,441
16,127,362
Interest Only Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.
Series 389, Class C45,
3.00% ,  10/15/52 ........ 45,483 7,556,504
Series 5052, Class KI,
4.00% ,  12/25/50 ........ 65,850 13,261,055
Series 5081, Class AI,
3.50% ,  03/25/51 ........ 16,430 2,912,850
Series 5081, Class PI,
3.00% ,  03/25/51 ........ 13,676 2,240,345
Series 5112, Class KI,
3.50% ,  06/25/51 ........ 32,854 5,990,543
Series 5127, Class AI,
3.00% ,  06/25/51 ........ 13,516 2,143,276
Series 5129, 3.00% ,  09/25/50 . 17,045 2,836,025
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 16,704 2,657,069
Series 5152, Class EI,
3.50% ,  10/25/51 ........ 15,614 2,850,905
Series 5155, Class NI,
3.00% ,  10/25/51 ........ 43,873 6,279,475
Series 5161, Class LI,
3.00% ,  11/25/51 ........ 10,635 1,434,341
Series 5164, Class IB,
3.00% ,  11/25/51 ........ 55,198 8,403,240
Series 5167, Class MI,
3.00% ,  11/25/51 ........ 17,736 2,438,745
Series 5196, Class DI,
3.00% ,  02/25/52 ........ 91,625 14,245,951
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 25,316 5,249,045
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 112,190 22,519,009
Series 2021-3, Class MI,
3.50% ,  02/25/51 ........ 28,185 5,084,826
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 38,357 7,638,790
Series 2021-50, 4.00% ,  08/25/51 47,487 9,302,764

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 427, Class C71,
3.00% ,  10/25/49 ........ USD 37,002 $ 6,079,123
Series 427, Class C85,
3.50% ,  08/25/49 ........ 29,443 5,295,109
Series 428, Class C16,
3.00% ,  03/25/50 ........ 18,946 3,261,771
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 26,986 3,589,058
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 23,495 3,127,027
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 45,950 6,083,632
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 7,956 1,036,445
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 29,411 3,913,236
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 16,945 2,866,182
Series 2021-161, Class IB,
4.00% ,  09/20/51 ........ 11,907 2,231,507
Series 2021-176, Class IA,
3.50% ,  10/20/51 ........ 28,443 4,884,158
Series 2021-209, Class TJ,
3.50% ,  11/20/51 ........ 12,500 2,072,435
Series 2021-214, Class AI,
4.00% ,  12/20/51 ........ 27,961 5,254,690
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 21,831 3,189,071
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 12,654 1,861,867
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 25,105 3,807,640
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 25,794 3,906,000
Series 2021-78, Class IC,
4.00% ,  05/20/51 ........ 19,440 3,265,321
Series 2021-83, Class PI,
3.00% ,  05/20/51 ........ 22,501 3,319,383
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 45,020 6,817,866
Series 2022-78, Class D,
3.00% ,  08/20/51 ........ 12,171 1,843,752
202,750,031
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 272,793 1,041,004
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.47%, 12/25/29
(b)
........... 11,610 657,182
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 1.56% ,  09/16/51 1,918 239,227
Series 2013-30, 0.52% ,  09/16/53 7,481 104,978
Series 2015-37, 0.62% ,  10/16/56 1,400 35,858
Series 2015-48, 0.92% ,  02/16/50 1,120 25,657
Series 2016-36, 0.68% ,  08/16/57 1,770 49,628
Series 2016-96, 0.77% ,  12/16/57 8,694 312,417
2,465,951
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 22.8%
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 .......... USD 1 $ 914
4.50% ,  09/01/43 - 11/01/44 ... 105 98,598
4.00% ,  09/01/44 - 04/01/52 ... 689,357 621,700,987
5.00% ,  10/01/52 .......... 1 825
3.00% ,  10/25/53
(u)
......... 3,019,374 2,496,290,871
3.50% ,  10/25/53
(u)
......... 2,682,648 2,306,867,324
4.50% ,  10/25/53
(u)
......... 811,235 744,815,134
5.00% ,  10/25/53
(u)
......... 851,241 803,092,681
5.50% ,  10/25/53
(u)
......... 741,045 716,121,896
6.00% ,  10/25/53
(u)
......... 79,552 78,507,880
6.50% ,  10/25/53
(u)
......... 58,609 58,874,572
7.00% ,  10/25/53
(u)
......... 78,639 80,270,145
7,906,641,827
Total U.S. Government Sponsored Agency Securities
—
23.4%
(Cost: $8,322,942,784) ........................... 8,130,430,621
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51 ..... 133,372 80,584,425
1.75%, 08/15/41 ............ 83,186 51,802,658
2.38%, 02/15/42 ............ 59,969 41,451,229
3.25%, 05/15/42 ............ 163,156 130,015,097
1.38%, 08/15/50 ............ 75,000 36,597,656
2.88%, 05/15/52
(v)
........... 201,565 142,913,955
3.00%, 08/15/52
(v)(w)
.......... 1,391,365 1,013,848,550
3.63%, 02/15/53 ............ 3,000 2,481,094
4.13%, 08/15/53 ............ 60,590 55,004,359
U.S. Treasury Inflation Linked Bonds ,
1.50%, 02/15/53 ............ 2,442 2,018,005
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 - 07/15/32 ..... 830,554 800,537,184
0.50%, 04/15/24
(v)
........... 539,761 530,273,357
0.13%, 04/15/26 - 04/15/27 ..... 81,713 75,707,772
1.63%, 10/15/27 ............ 167,426 162,543,602
U.S. Treasury Notes
2.63%, 12/31/23 ............ 65 64,548
1.13%, 02/28/25 ............ 32,000 30,205,000
4.63%, 06/30/25 ............ 19,650 19,481,900
4.00%, 12/15/25
(v)
........... 80,057 78,390,189
4.50%, 07/15/26 ............ 105,000 104,032,031
3.25%, 06/30/27 ............ 86,543 82,225,707
3.13%, 08/31/27
(v)
........... 191,893 181,106,609
2.38%, 05/15/29 ............ 1,000 888,672
3.75%, 06/30/30 ............ 60,000 56,948,437
1.63%, 05/15/31 ............ 1,000 811,875
1.25%, 08/15/31 ............ 50,000 39,080,078
3.38%, 05/15/33 ............ 140,000 126,962,500
Total U.S. Treasury Obligations — 11.1%
(Cost: $4,199,594,717) ........................... 3,845,976,489
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 147,996 103,597

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 $ 31,130
Israel — 0.0%
(g)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(c)(i)
.......... 111,033 672,860
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 3,266 229
673,089
Japan — 0.0%
(c)(g)
JAFCO Group Co. Ltd. (Issued/
Exercisable 09/28/23, 1 Share for 1
Warrant, Expires 09/13/28) ..... 9,000,000 587,192
Money Forward, Inc. (Issued/
Exercisable 08/18/23, 1 Share for
1 Warrant, Expires 08/18/28, Strike
Price JPY 2.50) ............. 4,000,000 290,418
877,610
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 109,138 1,154
United States — 0.0%
(g)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 03/11/26, Strike
Price USD 11.50) ............ 45,680 14,618
California Resources Corp. (Issued/
Exercisable 10/23/20, 1 Share for
1 Warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 258,639
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 8,938
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(c)
................... 5,337 509,684
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 6,671
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 199,600 4,990
CXApp, Inc., Class A, (Acquired
06/29/23, cost $0) (Issued/
Exercisable 02/02/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50)
(i)
........... 399,242 40,004
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 79,102
Security
Shares
Shares Value
United States (continued)
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(c)
................... 64,041 $ 876,721
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 1,834,643 311,889
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 91,732 15,595
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(c)
........... 1,742,911 17
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(c)
.................. 86,103 198,037
HawkEye 360, Inc . (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(c)
................... 215,258 970,814
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(c)
................... 542,449 2,446,445
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 142
Kinsey Interests, Inc. (Issued/
Exercisable 10/16/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 10.00)
(c)
.......... 469,648 253,610
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 3,788
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 5,577
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/03/26, Strike
Price USD 11.50)
(c)
........... 111,845 22
Pivotal Investment Corp. III (Issued/
Exercisable 01/19/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(c)
........... 54,520 1
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(c)
........... 446,489 40,184
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 128,364 2,567

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 505,097 $ 8,637
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(c)
.......... 498,240 5
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/23, Strike
Price USD 0.01)
(c)(i)
.......... 1,143,143 3,235,095
9,291,792
Total Warrants — 0.0%
(Cost: $28,912,345) .............................. 10,978,372
Total Long-Term Investments — 112.2%
(Cost: $41,454,076,566) ........................... 39,001,306,455
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 1.0%
(x)
Barclays Bank plc, 1.75%, 10/19/23
(Purchased on 09/15/23 to be
repurchased at USD 6,978,322,
collateralized by Callon Petroleum
Co., 7.50%, due at 06/15/30, par
and fair value of USD 6,922,000 and
$6,711,410, respectively) ...... USD 6,974 6,973,915
Barclays Bank plc, 5.15%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 8,062,612,
collateralized by Deutsche Bank
AG, 4.50%, due at 04/01/25, par
and fair value of USD 8,200,000 and
$7,888,818, respectively) ...... 8,043 8,043,052
Barclays Bank plc, 0.25%, Open
(Purchased on 08/10/23 to be
repurchased at USD 5,102,857,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due at
07/15/26, par and fair value of
EUR 5,550,000 and $5,226,875,
respectively)
(y)
.............. EUR 4,826 5,102,467
Barclays Bank plc, 2.30%, Open
(Purchased on 09/25/23 to be
repurchased at USD 1,067,431,
collateralized by Olympus Water
US Holding Corp., 5.38%, due
at 10/01/29, par and fair value of
EUR 1,300,000 and $1,017,956,
respectively)
(y)
.............. 1,009 1,067,158
Barclays Bank plc, 2.95%, Open
(Purchased on 08/29/23 to be
repurchased at USD 5,385,826,
collateralized by Stellantis NV,
4.50%, due at 07/07/28, par and
fair value of EUR 5,000,000 and
$5,315,272, respectively)
(y)
..... 5,082 5,372,521
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 3.25%, Open
(Purchased on 08/29/23 to be
repurchased at USD 4,449,927,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value
of EUR 5,000,000 and $4,363,715,
respectively)
(y)
.............. EUR 4,197 $ 4,437,754
Barclays Bank plc, 5.00%, Open
(Purchased on 07/17/23 to be
repurchased at USD 10,078,081,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 11,515,000
and $9,632,380, respectively)
(y)
.. USD 9,975 9,974,869
Barclays Bank plc, 5.10%, Open
(Purchased on 09/22/23 to be
repurchased at USD 5,854,566,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 6,545,000 and
$5,656,819, respectively)
(y)
..... 5,850 5,849,594
Barclays Bank plc, 5.15%, Open
(Purchased on 07/17/23 to be
repurchased at USD 4,832,255,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 5,190,000 and
$4,619,100, respectively)
(y)
..... 4,781 4,781,288
Barclays Bank plc, 5.15%, Open
(Purchased on 07/17/23 to be
repurchased at USD 3,285,780,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $3,036,926,
respectively)
(y)
.............. 3,251 3,251,124
Barclays Bank plc, 5.17%, Open
(Purchased on 07/17/23 to be
repurchased at USD 4,393,519,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 4,830,000 and
$4,043,642, respectively)
(y)
..... 4,347 4,347,000
Barclays Capital, Inc., 3.50%, 10/19/23
(Purchased on 09/19/23 to be
repurchased at USD 1,793,378,
collateralized by Range Resources
Corp., 4.75%, due at 02/15/30, par
and fair value of USD 1,985,000 and
$1,761,688, respectively) ...... 1,791 1,791,463
Barclays Capital, Inc., 3.75%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 7,415,579,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $7,132,438,
respectively) ............... 7,402 7,402,470
Barclays Capital, Inc., 3.85%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 7,374,859,
collateralized by Clear Channel
Outdoor Holdings, Inc., 7.75%, due
at 04/15/28, par and fair value of
USD 8,923,000 and $7,124,227,
respectively) ............... 7,361 7,361,475

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 4.30%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 1,060,750,
collateralized by CommScope, Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 1,580,000 and
$1,032,570, respectively) ...... USD 1,059 $ 1,058,600
Barclays Capital, Inc., 5.15%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 7,564,757,
collateralized by Royal Caribbean
Cruises Ltd., 5.50%, due at
04/01/28, par and fair value of
USD 7,906,000 and $7,249,736,
respectively) ............... 7,546 7,546,404
Barclays Capital, Inc., 5.15%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 9,354,042,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 8,919,000 and $8,925,689,
respectively) ............... 9,331 9,331,349
Barclays Capital, Inc., 5.15%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 3,448,003,
collateralized by Micron Technology,
Inc., 5.88%, due at 09/15/33, par
and fair value of USD 3,470,000 and
$3,305,018, respectively) ...... 3,440 3,439,638
Barclays Capital, Inc., 5.15%, 10/19/23
(Purchased on 09/13/23 to be
repurchased at USD 18,442,054,
collateralized by Comerica Bank,
4.00%, due at 07/27/25, par and
fair value of USD 19,650,000 and
$18,343,614, respectively) ..... 18,397 18,397,312
BNP Paribas SA, 2.00%, Open
(Purchased on 07/04/23 to be
repurchased at USD 1,832,230,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$1,874,801, respectively)
(y)
..... GBP 1,499 1,829,210
BNP Paribas SA, 2.75%, Open
(Purchased on 08/29/23 to be
repurchased at USD 1,695,510,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 2,000,000 and $1,650,156,
respectively)
(y)
.............. EUR 1,600 1,691,621
BNP Paribas SA, 3.86%, Open
(Purchased on 07/04/23 to be
repurchased at USD 34,037,399,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $32,940,358,
respectively)
(y)
.............. 31,916 33,743,614
BNP Paribas SA, 3.88%, Open
(Purchased on 07/04/23 to be
repurchased at USD 34,089,814,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $32,958,288,
respectively)
(y)
.............. 31,964 33,793,939
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 4.75%, Open
(Purchased on 08/04/23 to be
repurchased at USD 2,621,732,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 2,795,000 and
$2,487,550, respectively)
(y)
..... USD 2,603 $ 2,602,844
BofA Securities, Inc., 5.10%, 10/20/23
(Purchased on 09/14/23 to be
repurchased at USD 10,039,805,
collateralized by Deutsche Bank AG,
6.12%, due at 07/14/26, par and
fair value of USD 10,000,000 and
$9,892,374, respectively) ...... 10,017 10,017,100
BofA Securities, Inc., 5.18%, 10/20/23
(Purchased on 09/14/23 to be
repurchased at USD 1,693,164,
collateralized by Staples, Inc.,
7.50%, due at 04/15/26, par and
fair value of USD 1,970,000 and
$1,620,016, respectively) ...... 1,689 1,689,275
Deutsche Bank AG, 5.18%, Open
(Purchased on 07/04/23 to be
repurchased at USD 21,595,765,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 14,876,000 and $19,841,913,
respectively)
(y)
.............. GBP 17,485 21,333,572
Deutsche Bank AG, 5.18%, Open
(Purchased on 07/04/23 to be
repurchased at USD 4,660,017,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,210,000 and $4,281,563,
respectively)
(y)
.............. 3,773 4,603,440
Goldman Sachs International,
3.25%, Open (Purchased on
08/29/23 to be repurchased at
USD 1,051,746, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 1,016,000 and $1,037,644,
respectively)
(y)
.............. EUR 992 1,048,869
Goldman Sachs International,
3.60%, Open (Purchased on
08/18/23 to be repurchased at
USD 2,408,134, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 2,615,000 and $2,424,577,
respectively)
(y)
.............. 2,269 2,399,021
J.P. Morgan Securities LLC,
4.20%, 10/18/23 (Purchased on
09/12/23 to be repurchased at
USD 2,720,266, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,012,000 and $2,603,260,
respectively) ............... USD 2,715 2,714,565

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
0.85%, Open (Purchased on
08/29/23 to be repurchased at
USD 4,724,610, collateralized by
Cie Generale des Etablissements
Michelin SCA, 2.50%, due at
09/03/38, par and fair value of
EUR 5,000,000 and $4,372,723,
respectively)
(y)
.............. EUR 4,466 $ 4,721,731
J.P. Morgan Securities plc,
2.90%, Open (Purchased on
07/04/23 to be repurchased at
USD 575,595, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 555,000 and
$566,190, respectively)
(y)
...... 541 571,958
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
09/06/23 to be repurchased at
USD 1,877,380, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 1,800,000 and $1,838,346,
respectively)
(y)
.............. 1,772 1,873,553
J.P. Morgan Securities plc,
3.55%, Open (Purchased on
08/29/23 to be repurchased at USD
3,785,583, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 4,500,000 and
$3,786,597, respectively)
(y)
..... 3,570 3,774,224
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
08/23/23 to be repurchased at USD
2,542,311, collateralized by Paprec
Holding SA, 3.50%, due at 07/01/28,
par and fair value of EUR 2,600,000
and $2,453,349, respectively)
(y)
.. 2,396 2,533,395
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
08/29/23 to be repurchased at USD
1,934,939, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 2,300,000 and
$1,935,372, respectively)
(y)
..... 1,825 1,929,048
J.P. Morgan Securities plc,
3.65%, Open (Purchased on
07/04/23 to be repurchased at
USD 2,445,752, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,435,936,
respectively)
(y)
.............. 2,295 2,425,877
J.P. Morgan Securities plc,
3.70%, Open (Purchased on
07/04/23 to be repurchased at
USD 2,446,049, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,435,936,
respectively)
(y)
.............. 2,295 2,425,877
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Merrill Lynch International,
(5.75)%, Open (Purchased on
09/28/23 to be repurchased at USD
4,507,946, collateralized by Pirelli &
C SpA, 4.25%, due at 01/18/28, par
and fair value of EUR 4,150,000 and
$4,396,310, respectively)
(y)
..... EUR 4,265 $ 4,509,387
Merrill Lynch International, 0.00%, Open
(Purchased on 09/29/23 to be
repurchased at USD 4,082,637,
collateralized by Pirelli & C SpA,
4.25%, due at 01/18/28, par and
fair value of EUR 3,750,000 and
$3,972,569, respectively)
(y)
..... 3,862 4,082,637
Merrill Lynch International, 2.85%, Open
(Purchased on 07/04/23 to be
repurchased at USD 11,301,822,
collateralized by Stellantis NV,
4.50%, due at 07/07/28, par and
fair value of EUR 10,000,000 and
$10,630,543, respectively)
(y)
.... 10,620 11,227,889
Merrill Lynch International, 2.90%, Open
(Purchased on 08/29/23 to be
repurchased at USD 2,543,571,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 3,000,000 and $2,475,233,
respectively)
(y)
.............. 2,400 2,537,400
Merrill Lynch International, 3.25%, Open
(Purchased on 07/04/23 to be
repurchased at USD 1,923,273,
collateralized by eG Global Finance
plc, 4.38%, due at 02/07/25, par and
fair value of EUR 1,904,000 and
$1,944,562, respectively)
(y)
..... 1,806 1,909,495
Merrill Lynch International, 3.30%, Open
(Purchased on 08/29/23 to be
repurchased at USD 13,353,871,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value of
EUR 15,000,000 and $13,091,144,
respectively)
(y)
.............. 12,596 13,316,751
Nomura Securities International,
Inc., 4.25%, Open (Purchased
on 08/04/23 to be repurchased at
USD 7,710,542, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,526,497,
respectively)
(y)
.............. USD 7,661 7,660,800
Nomura Securities International,
Inc., 4.50%, Open (Purchased
on 07/18/23 to be repurchased at
USD 4,701,521, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 5,725,000 and $3,741,430,
respectively)
(y)
.............. 4,659 4,658,719
Nomura Securities International,
Inc., 4.75%, Open (Purchased on
07/17/23 to be repurchased at USD
3,623,667, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 4,745,000 and
$3,650,695, respectively)
(y)
..... 3,588 3,588,406

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Nomura Securities International,
Inc., 4.95%, Open (Purchased
on 08/04/23 to be repurchased at
USD 4,483,653, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,000,000 and $4,321,481,
respectively)
(y)
.............. USD 4,450 $ 4,450,000
Nomura Securities International,
Inc., 5.20%, Open (Purchased on
07/17/23 to be repurchased at USD
2,582,546, collateralized by Zayo
Group Holdings, Inc., 4.00%, due
at 03/01/27, par and fair value of
USD 3,605,000 and $2,674,497,
respectively)
(y)
.............. 2,555 2,555,044
RBC Capital Markets LLC,
(0.20)%, Open (Purchased on
08/04/23 to be repurchased at USD
3,329,659, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 3,971,000
and $3,113,807, respectively)
(y)
.. 3,331 3,330,676
RBC Capital Markets LLC,
3.25%, Open (Purchased on
08/04/23 to be repurchased at
USD 1,954,959, collateralized by
Callon Petroleum Co., 7.50%, due
at 06/15/30, par and fair value of
USD 1,985,000 and $1,924,610,
respectively)
(y)
.............. 1,945 1,945,300
RBC Capital Markets LLC,
4.75%, Open (Purchased on
08/04/23 to be repurchased at USD
89,520, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 100,000 and
$86,906, respectively)
(y)
....... 89 88,875
RBC Capital Markets LLC,
4.80%, Open (Purchased on
08/04/23 to be repurchased at
USD 5,352,264, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,970,000 and $5,159,848,
respectively)
(y)
.............. 5,313 5,313,300
RBC Capital Markets LLC,
5.15%, Open (Purchased on
08/04/23 to be repurchased at USD
3,215,603, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 3,600,000 and $3,213,989,
respectively)
(y)
.............. 3,191 3,190,500
RBC Capital Markets LLC,
5.15%, Open (Purchased on
08/04/23 to be repurchased at
USD 9,280,057, collateralized by
Weatherford International Ltd.,
8.63%, due at 04/30/30, par and
fair value of USD 8,907,000 and
$8,975,183, respectively)
(y)
..... 9,208 9,207,611
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
5.17%, Open (Purchased on
08/04/23 to be repurchased at USD
7,500,300, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 7,906,000 and
$7,156,703, respectively)
(y)
..... USD 7,442 $ 7,441,523
RBC Europe Ltd., 2.80%, Open
(Purchased on 08/29/23 to be
repurchased at USD 2,463,838,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 2,345,000
and $2,392,279, respectively)
(y)
.. EUR 2,325 2,458,078
RBC Europe Ltd., 3.65%, Open
(Purchased on 08/21/23 to be
repurchased at USD 2,406,930,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 2,615,000 and
$2,424,578, respectively)
(y)
..... 2,268 2,397,915
Total Borrowed Bond Agreements — 1.0%
(Cost: $354,708,779) ............................. 349,122,492
Certificates of Deposit — 0.0%
Yankee — 0.0%
(z)
Mizuho Bank Ltd., New York,
5.48%, 01/04/24 ............ USD 8,080 8,072,036
Total Certificates of Deposit — 0.0%
(Cost: $8,080,000) .............................. 8,072,036
Commercial Paper — 3.9%
Societe Generale SA, 5.70%
,
03/06/24
(aa)
................ 31,038 30,261,926
Syngenta Wilmington, Inc.
(aa)
6.38%, 10/10/23 ............ 41,100 41,025,843
6.38%, 10/23/23 ............ 37,000 36,850,964
UBS AG
(aa)
6.20%, 06/18/24 ............ 21,445 20,550,584
6.05%, 06/25/24
(a)
........... 29,734 28,460,642
AES Corp. (The), 6.25%
,
11/14/23
(aa)
. 13,000 12,897,077
AT&T, Inc.
(aa)
5.62%, 12/19/23 ............ 78,835 77,848,774
5.68%, 12/20/23 ............ 13,905 13,728,806
5.99%, 01/23/24 ............ 43,025 42,241,290
5.93%, 02/21/24 ............ 108,573 106,076,846
Aviation Capital Group LLC, 6.14%
,
10/11/23
(aa)
................ 32,750 32,689,423
Bayer Corp., 6.29%
,
09/10/24
(a)(aa)
... 16,217 15,287,089
Crown Castle, Inc.
6.04%, 10/10/23
(aa)
.......... 25,900 25,854,376
6.03%, 10/31/23
(aa)
.......... 82,300 81,872,699
0.00%, 11/07/23
(a)
........... 14,500 14,408,216
General Motors Financial Co., Inc.
(a)(aa)
5.96%, 01/22/20 ............ 25,670 25,192,506
5.73%, 10/10/23 ............ 29,198 29,148,512
5.96%, 01/23/24 ............ 16,140 15,837,061
5.96%, 01/25/24 ............ 33,282 32,646,327
Harley-Davidson Financial Services,
Inc.
(aa)
6.11%, 10/04/23 ............ 12,900 12,890,097
6.02%, 10/20/23 ............ 15,500 15,448,888

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
6.02%, 10/27/23 ............ USD 8,250 $ 8,213,489
6.18%, 11/03/23 ............ 19,750 19,640,322
HSBC USA, Inc.
(aa)
5.62%, 11/20/23 ............ 14,704 14,587,036
6.55%, 06/24/24 ............ 14,500 13,849,050
6.53%, 07/01/24 ............ 42,025 40,086,050
6.49%, 08/12/24
(a)
........... 21,190 20,054,015
6.46%, 09/09/24
(a)
........... 24,384 22,957,936
6.53%, 09/16/24
(a)
........... 40,618 38,193,657
International Flavors & Fragrances,
Inc., 0.00%
,
11/15/23 ......... 41,100 40,801,284
Jabil, Inc.
(aa)
6.09%, 10/02/23
(a)
........... 39,600 39,579,817
6.11%, 10/10/23 ............ 41,900 41,820,418
6.10%, 10/20/23 ............ 13,400 13,351,107
Targa Resources Corp., 6.18%
,
10/10/23
(aa)
................ 86,250 86,113,827
Walgreens Boots Alliance, Inc.
(aa)
6.05%, 10/02/23 ............ 120,000 119,941,260
2.10%, 11/27/23 ............ 120,800 119,606,392
Total Commercial Paper — 3.9%
(Cost: $1,350,426,932) ........................... 1,350,013,606
Foreign Government Obligations — 0.6%
Mexico - 0.6%
United Mexican States Treasury Bills
(aa)
11.18%, 07/25/24 ........... MXN 114,701 60,071,142
10.68%, 10/03/24 ........... 37,968 19,446,215
12.08%, 11/28/24 ........... 250,000 126,000,574
205,517,931
Total Foreign Government Obligations — 0.6%
(Cost: $203,091,099) ............................. 205,517,931
Shares
Shares
Money Market Funds — 3.8%
(s)(ab)
BlackRock Liquid Environmentally
Aware Fund, Class Direct, 5.38% . 388,924,959 389,041,637
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.23%
(j)
..... 287,471,339 287,471,339
SL Liquidity Series, LLC, Money Market
Series, 5.52%
(ac)
............ 635,957,913 636,148,701
Total Money Market Funds — 3.8%
(Cost: $1,312,494,589) ........................... 1,312,661,677
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 5.34% ,  11/14/23
(aa)
USD 3,214 3,193,705
Total U.S. Treasury Obligations — 0.0%
(Cost: $3,193,365) .............................. 3,193,705
Total Short-Term Securities — 9.3%
(Cost: $3,231,994,764) ........................... 3,228,581,447
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.5%
(Cost: $216,054,470 ) ............................. $ 184,813,273
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 122.0%
(Cost: $44,902,125,800) ........................... 42,414,701,175
Total Options Written — (0.6)%
(Premiums Received — $(144,678,597)) ............... (233,984,826)
Borrowed Bonds
Corporate Bonds — (0.7)%
Austria — (0.0)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (5,600) (4,871,872)
France — (0.1)%
Arkema SA, 0.75% ,  12/03/29 ...... (20,000) (17,454,859)
Cie Generale des Etablissements
Michelin SCA, 2.50% ,  09/03/38 .. (5,000) (4,372,723)
Legrand SA, 0.38% ,  10/06/31 ..... (5,000) (4,125,389)
Paprec Holding SA, 3.50% ,  07/01/28 (2,600) (2,453,349)
(28,406,320)
Germany — (0.1)%
Deutsche Bank AG:
4.50% ,  04/01/25 ............ USD (8,200) (7,888,818)
(1-day SOFR + 3.19%),
6.12% ,  07/14/26
(b)
......... (10,000) (9,892,374)
Vonovia SE, 0.25% ,  09/01/28 ...... EUR (6,800) (5,721,969)
(23,503,161)
Italy — (0.0)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (2,900) (2,958,469)
Pirelli & C SpA, 4.25% ,  01/18/28 ... (7,900) (8,368,879)
(11,327,348)
Sweden — (0.0)%
Verisure Midholding AB,
5.25% ,  02/15/29 ............ (5,230) (4,849,155)
United Kingdom — (0.0)%
eG Global Finance plc, 4.38% ,  02/07/25 (4,720) (4,820,552)
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ (5,550) (5,226,875)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (1,874,801)
(11,922,228)
United States — (0.5)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (11,515) (9,632,380)
Callon Petroleum Co.,
7.50% ,  06/15/30
(a)
........... (8,907) (8,636,020)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (3,600) (3,213,989)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (7,906) (7,156,703)
Clear Channel Outdoor Holdings, Inc.,
7.75% ,  04/15/28
(a)
........... (8,923) (7,124,227)
Comerica Bank, 4.00% ,  07/27/25 ... (19,650) (18,343,614)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(7,305) (4,774,000)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(3,971) (3,113,807)
Frontier Communications Holdings LLC,
6.75% ,  05/01/29
(a)
........... (4,745) (3,650,695)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (8,696) (7,132,438)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (4,830) (4,043,642)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... USD (20,527) $ (17,741,408)
Micron Technology, Inc.,
5.88% ,  09/15/33 ............ (3,470) (3,305,018)
Olympus Water US Holding Corp.,
5.38% ,  10/01/29 ............ EUR (1,300) (1,017,956)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... USD (3,983) (3,036,926)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,526,497)
PG&E Corp., 5.25% ,  07/01/30 ..... (100) (86,906)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (7,985) (7,106,650)
Range Resources Corp.,
4.75% ,  02/15/30
(a)
........... (1,985) (1,761,688)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (7,906) (7,249,736)
Staples, Inc., 7.50% ,  04/15/26
(a)
.... (1,970) (1,620,016)
Stellantis NV, 4.50% ,  07/07/28 ..... EUR (15,000) (15,945,815)
Valaris Ltd., 8.38% ,  04/30/30
(a)
..... USD (8,919) (8,925,689)
Weatherford International Ltd.,
8.63% ,  04/30/30
(a)
........... (8,907) (8,975,183)
Zayo Group Holdings, Inc.,
4.00% ,  03/01/27
(a)
........... (3,605) (2,674,497)
(163,795,500)
Foreign Government Obligations — (0.3)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(a)
0.50% ,  10/31/31 ............ EUR (40,000) (32,940,358)
Security
Par (000)
Par (000) Value
Spain (continued)
0.70% ,  04/30/32 ............ EUR (40,000) $ (32,958,288)
(65,898,646)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (26,253) (24,123,476)
Total Borrowed Bonds — (1.0)%
(Proceeds: $(387,108,975)) ........................
(338,697,706)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(u)
3.00% ,  10/25/53 ............ USD (27,916) (23,079,771)
3.50% ,  10/25/53 ............ (255,612) (219,806,080)
4.00% ,  10/25/53 ............ (1,307,066) (1,163,594,632)
4.50% ,  10/25/53 ............ (693,613) (636,823,796)
5.00% ,  10/25/53 ............ (758,826) (715,904,716)
5.50% ,  10/25/53 ............ (588,186) (568,403,646)
6.00% ,  10/25/53 ............ (19,853) (19,592,429)
6.50% ,  10/25/53 ............ (58,609) (58,874,572)
Total TBA Sale Commitments — (9.8)%
(Proceeds: $(3,449,814,827)) ....................... (3,406,079,642)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 110.6%
(Cost: $40,920,523,401) ........................... 38,435,939,001
Liabilities in Excess of Other Assets — (10.6)% ........... (3,689,710,444)
Net Assets — 100.0% .............................. $ 34,746,228,557
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $336,875,422, representing 0.97% of its net assets as of period end, and an original cost of $321,009,110.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
All or a portion of this security is on loan.
(m)
Zero-coupon bond.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(y)
The amount to be repurchased assumes the maturity will be the day after the period end.
(z)
Issuer is a U.S. branch of a foreign domiciled bank.
(aa)
Rates are discount rates or a range of discount rates as of period end.
(ab)
Annualized 7-day yield as of period end.
(ac)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... $ 374,908,494 $ 14,131,951 $ — $ — $ 1,192 $ 389,041,637 388,924,959 $ 14,131,715 $ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... 467,417,578 — (179,946,239)
(a)
— — 287,471,339 287,471,339 19,029,635 —
SL Liquidity Series, LLC, Money
Market Series ........... 190,897,846 445,211,061
(a)
— (30,659) 70,453 636,148,701 635,957,913 1,161,176
(b)
—
iShares 0-5 Year TIPS Bond ETF 38,947,863 — — — (16,068) 38,931,795 401,690 812,835 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
— 56,560,294 (56,696,884) 136,590 — — — — —
iShares 20+ Year Treasury Bond
ETF .................. 12,942,800 7,893,750 (10,794,953) (166,987) (739,540) 9,135,070 103,000 252,294 —
iShares Biotechnology ETF
(c)
... 3,851,129 — (3,797,282) 465,121 (518,968) — — 2,076 —
iShares China Large-Cap ETF
(c)
. 20,929,265 33,514,853 (55,745,836) 2,045,993 (744,275) — — — —
iShares Core U.S. Aggregate
Bond ETF
(c)
............ 2,250,168 — (2,309,952) (411,461) 471,245 — — 22,740 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 55,222,647 201,785,208 (260,232,985) 3,393,881 (168,751) — — 1,539,810 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 59,114,812 1,211,564,050 (1,107,699,653) (739,147) (7,615,897) 154,624,165 1,515,626 4,510,419 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 135,337,571 52,346,133 (78,923,883) (3,312,670) (2,627,149) 102,820,002 1,246,001 6,075,382 —
iShares Latin America 40 ETF .. 12,270,574 — — — 1,431,298 13,701,872 536,067 256,635 —
iShares MSCI Brazil ETF ..... 13,894,769 9,747,705 (9,452,534) (2,395,767) 3,441,886 15,236,059 496,774 375,671 —
iShares MSCI USA Momentum
Factor ETF
(c)
............ — 55,942,779 (56,994,760) 655,892 396,089 — — — —
iShares Russell Mid-Cap Growth
ETF .................. — 9,131,489 — — (383,265) 8,748,224 95,766 17,240 —
$ (359,214) $ (7,001,750) $ 1,655,858,864 $ 48,187,628 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CME Bitcoin
(a)
............................................................ 153 10/27/23 $ 20,732 $ (11,300)
FTSE China A50 Index ...................................................... 1,048 10/30/23 13,274 186,162
iShares iBoxx $ High Yield Corporate Bond ETF ..................................... 20 12/01/23 2,859 (3,483)
iShares iBoxx $ Investment Grade Corporate Bond ETF ................................ 20 12/01/23 2,445 (52,992)
Euro-Bund .............................................................. 2,909 12/07/23 395,637 (2,537,708)
Australia 10-Year Bond ...................................................... 871 12/15/23 62,706 (1,667,577)
MSCI Emerging Markets E-Mini Index ............................................ 625 12/15/23 29,859 (997,856)
Korea 3-Year Bond ......................................................... 849 12/19/23 64,836 (3,174)
U.S. Treasury 5-Year Note .................................................... 25,663 12/29/23 2,703,036 (8,267,822)
3-mo. SOFR ............................................................. 4,606 03/19/24 1,088,743 (4,174,499)
3-mo. SOFR ............................................................. 2,000 06/18/24 473,100 (390,760)
3-mo. SOFR ............................................................. 1,000 12/17/24 237,725 177,662
(17,743,347)
Short Contracts
Euro-Bobl ............................................................... 1,681 12/07/23 205,715 1,189,384
Euro-BTP ............................................................... 1,926 12/07/23 223,439 8,903,857
Euro-Buxl ............................................................... 424 12/07/23 54,851 4,038,694
Euro-OAT ............................................................... 137 12/07/23 17,845 69,044
Euro-Schatz ............................................................. 1,712 12/07/23 190,033 494,621
Japan 10-Year Bond ........................................................ 1,041 12/13/23 1,009,792 6,728,527
Australia 3-Year Bond ....................................................... 156 12/15/23 10,566 22,888
EURO STOXX 50 Index ..................................................... 857 12/15/23 37,960 730,716
EURO STOXX Banks Price Index ............................................... 866 12/15/23 5,107 (126,867)
NASDAQ 100 E-Mini Index ................................................... 248 12/15/23 73,738 1,590,038
Russell 2000 E-Mini Index .................................................... 1,620 12/15/23 145,687 5,974,051
S&P 500 E-Mini Index ....................................................... 1,092 12/15/23 236,172 602,388
U.S. Treasury 10-Year Note ................................................... 30,308 12/19/23 3,273,738 52,789,815
U.S. Treasury 10-Year Ultra Note ............................................... 19,689 12/19/23 2,195,939 54,817,901
U.S. Treasury Long Bond ..................................................... 9,607 12/19/23 1,093,697 45,483,825
U.S. Treasury Ultra Bond ..................................................... 8,839 12/19/23 1,050,736 63,746,238
Long Gilt ................................................................ 1,078 12/27/23 123,846 811,686
U.S. Treasury 2-Year Note .................................................... 7,730 12/29/23 1,566,835 (1,489,514)
3-mo. SOFR ............................................................. 5,070 03/18/25 1,209,322 340,191
246,717,483
$ 228,974,136
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 14,162,000 BRL 69,803,082 Citibank NA 10/03/23 $ 275,122
USD 47,213,000 BRL 235,796,750 Goldman Sachs International 10/03/23 302,743
USD 7,105,000 BRL 35,542,123 JPMorgan Chase Bank NA 10/03/23 34,122
BRL 72,041,126 USD 14,256,000 Citibank NA 10/05/23 71,402
USD 14,256,000 BRL 70,611,394 BNP Paribas SA 10/05/23 212,940
EUR 13,348,000 BRL 70,534,836 Goldman Sachs International 10/11/23 102,440
USD 23,131,000 TWD 719,605,410 BNP Paribas SA 10/11/23 782,178
AUD 18,526,000 USD 11,891,749 Citibank NA 10/18/23 26,111
CAD 30,991,676 EUR 21,258,000 UBS AG 10/18/23 333,124
CLP 3,172,430,690 USD 3,527,000 Bank of America NA 10/18/23 39,399
CLP 9,447,839,820 USD 10,614,000 Barclays Bank plc 10/18/23 7,120
CLP 12,719,876,900 USD 14,186,000 Citibank NA 10/18/23 113,495

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 6,342,105,000 USD 7,106,000 Morgan Stanley & Co. International plc 10/18/23 $ 23,699
CLP 22,981,833,000 USD 25,578,000 Toronto Dominion Bank 10/18/23 257,832
CNY 261,477,572 USD 35,846,000 BNP Paribas SA 10/18/23 3,588
EUR 3,346,000 USD 3,517,844 Citibank NA 10/18/23 21,936
EUR 20,080,000 USD 21,123,116 HSBC Bank plc 10/18/23 119,794
EUR 13,398,000 USD 14,087,980 JPMorgan Chase Bank NA 10/18/23 85,950
JPY 5,292,645,826 CAD 48,200,000 JPMorgan Chase Bank NA 10/18/23 14,829
MXN 431,364,502 GBP 19,984,000 State Street Bank and Trust Co. 10/18/23 303,923
MXN 245,040,396 USD 14,014,000 Barclays Bank plc 10/18/23 10,610
MXN 186,545,083 USD 10,556,000 BNP Paribas SA 10/18/23 120,697
MXN 436,738,145 USD 24,713,000 Goldman Sachs International 10/18/23 283,213
MXN 249,209,215 USD 14,059,000 HSBC Bank plc 10/18/23 204,207
MXN 310,557,109 USD 17,594,000 JPMorgan Chase Bank NA 10/18/23 180,385
NOK 152,137,512 USD 14,108,000 Citibank NA 10/18/23 120,986
NOK 75,743,023 USD 7,037,000 Deutsche Bank AG 10/18/23 47,028
NOK 191,301,887 USD 17,722,000 Goldman Sachs International 10/18/23 169,918
PLN 133,055,146 EUR 28,750,000 Goldman Sachs International 10/18/23 29,534
SEK 157,422,270 USD 14,182,000 Natwest Markets plc 10/18/23 235,406
USD 32,853,000 CAD 44,564,819 Citibank NA 10/18/23 35,488
USD 17,151,000 CAD 23,208,964 HSBC Bank plc 10/18/23 59,930
USD 21,292,000 CLP 18,917,942,000 Toronto Dominion Bank 10/18/23 24,733
USD 10,716,000 CNY 77,924,298 Bank of America NA 10/18/23 32,277
USD 10,660,000 CNY 77,663,927 Goldman Sachs International 10/18/23 11,975
USD 10,716,000 CNY 77,911,998 State Street Bank and Trust Co. 10/18/23 33,963
USD 45,237,000 COP 181,843,118,425 Citibank NA 10/18/23 858,368
USD 10,660,000 CZK 246,078,425 UBS AG 10/18/23 1,507
USD 17,776,157 EUR 16,744,000 Citibank NA 10/18/23 62,447
USD 10,575,213 EUR 9,955,000 JPMorgan Chase Bank NA 10/18/23 43,680
USD 21,329,896 GBP 17,176,000 HSBC Bank plc 10/18/23 371,518
USD 10,947,000 JPY 1,604,777,763 Nomura International plc 10/18/23 180,265
USD 10,622,000 KRW 14,335,132,540 JPMorgan Chase Bank NA 10/18/23 15,292
USD 12,454,000 MXN 214,866,794 Barclays Bank plc 10/18/23 156,342
USD 120,048,000 MXN 2,082,789,899 Citibank NA 10/18/23 841,878
USD 35,546,000 MXN 613,405,983 Morgan Stanley & Co. International plc 10/18/23 438,403
USD 7,105,000 PLN 30,532,844 Goldman Sachs International 10/18/23 118,732
USD 7,105,000 PLN 30,529,084 Nomura International plc 10/18/23 119,592
USD 14,162,000 ZAR 268,313,252 BNP Paribas SA 10/18/23 9,472
USD 10,581,000 ZAR 199,337,914 Citibank NA 10/18/23 66,665
USD 10,622,000 ZAR 200,758,328 Goldman Sachs International 10/18/23 32,744
USD 17,574,000 ZAR 330,939,438 Morgan Stanley & Co. International plc 10/18/23 118,173
ZAR 289,115,352 EUR 14,200,000 Citibank NA 10/18/23 227,384
ZAR 738,872,420 USD 38,797,000 Bank of America NA 10/18/23 175,777
ZAR 270,198,984 USD 14,108,000 Citibank NA 10/18/23 143,993
ZAR 269,478,178 USD 14,060,000 Goldman Sachs International 10/18/23 153,974
BRL 142,372,121 USD 28,119,000 Citibank NA 11/03/23 78,499
BRL 107,150,640 USD 21,137,000 JPMorgan Chase Bank NA 11/03/23 84,711
USD 28,119,000 BRL 141,593,224 Deutsche Bank AG 11/03/23 75,765
USD 10,581,000 BRL 53,174,710 Goldman Sachs International 11/03/23 49,487
USD 10,556,000 BRL 53,103,225 JPMorgan Chase Bank NA 11/03/23 38,645
USD 50,663,069 EUR 46,901,541 UBS AG 11/07/23 1,002,068
USD 48,739,577 ZAR 919,413,724 State Street Bank and Trust Co. 11/07/23 333,089
ZAR 919,413,724 USD 47,851,810 JPMorgan Chase Bank NA 11/07/23 554,679
MXN 166,201,400 USD 9,373,550 Citibank NA 11/15/23 92,303
USD 34,949,942 COP 141,049,230,000 Citibank NA 11/15/23 801,359
USD 350,954,603 MXN 6,157,744,184 Citibank NA 11/15/23 245,745
CLP 15,231,179,000 USD 17,031,398 Goldman Sachs International 12/14/23 12,032
INR 2,047,793,000 USD 24,519,181 Citibank NA 12/14/23 34,118
MXN 122,642,000 USD 6,947,178 Barclays Bank plc 12/14/23 3,268
MXN 1,076,904,132 USD 60,236,002 Citibank NA 12/14/23 794,995
MXN 226,155,319 USD 12,770,874 JPMorgan Chase Bank NA 12/14/23 45,945
USD 6,863,801 BRL 34,168,000 Citibank NA 12/14/23 128,732
USD 59,477,555 BRL 299,879,954 Goldman Sachs International 12/14/23 366,334
USD 7,034,247 BRL 34,525,000 JPMorgan Chase Bank NA 12/14/23 228,807

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,519,458 CLP 3,142,172,000 Bank of America NA 12/14/23 $ 3,421
USD 27,915,309 COP 113,845,572,880 BNP Paribas SA 12/14/23 527,935
USD 6,728,722 COP 27,714,670,000 Citibank NA 12/14/23 61,515
USD 3,462,176 COP 13,887,931,000 Goldman Sachs International 12/14/23 121,212
USD 10,472,735 COP 43,011,524,000 Standard Chartered Bank 12/14/23 125,625
USD 7,025,194 CZK 161,172,000 Barclays Bank plc 12/14/23 55,187
USD 10,569,624 CZK 241,759,000 BNP Paribas SA 12/14/23 114,570
USD 3,536,387 CZK 81,196,000 Deutsche Bank AG 12/14/23 25,003
USD 16,884,239 CZK 385,636,499 JPMorgan Chase Bank NA 12/14/23 207,091
USD 3,553,670 EUR 3,306,000 Barclays Bank plc 12/14/23 46,498
USD 3,551,906 EUR 3,317,000 BNP Paribas SA 12/14/23 33,065
USD 17,188,387 EUR 15,997,993 State Street Bank and Trust Co. 12/14/23 216,907
USD 6,982,077 HUF 2,561,026,000 Bank of America NA 12/14/23 113,538
USD 3,475,068 HUF 1,270,259,000 JPMorgan Chase Bank NA 12/14/23 68,299
USD 35,062,136 IDR 540,177,201,145 BNP Paribas SA 12/14/23 200,180
USD 7,072,154 INR 588,969,000 BNP Paribas SA 12/14/23 10,341
USD 3,552,790 KRW 4,726,010,000 Citibank NA 12/14/23 44,947
USD 3,556,092 KRW 4,690,881,000 Royal Bank of Canada 12/14/23 74,323
USD 6,963,487 MXN 121,010,000 Barclays Bank plc 12/14/23 105,531
USD 6,953,559 MXN 121,010,000 Citibank NA 12/14/23 95,603
USD 3,556,057 MYR 16,557,000 Barclays Bank plc 12/14/23 5,412
USD 6,097,783 PLN 26,472,000 Bank of America NA 12/14/23 54,062
USD 35,642,172 PLN 153,956,291 Toronto Dominion Bank 12/14/23 493,002
USD 7,054,860 THB 252,619,000 Barclays Bank plc 12/14/23 71,499
USD 14,246,799 THB 504,009,000 Citibank NA 12/14/23 314,051
USD 7,140,740 THB 253,472,000 HSBC Bank plc 12/14/23 133,799
USD 6,942,387 ZAR 132,190,000 BNP Paribas SA 12/14/23 6,107
ZAR 264,049,449 USD 13,793,910 Citibank NA 12/14/23 61,305
ZAR 133,469,000 USD 6,926,941 Goldman Sachs International 12/14/23 76,451
AUD 20,314,590 USD 13,084,424 BNP Paribas SA 12/20/23 13,282
AUD 19,474,967 USD 12,500,000 JPMorgan Chase Bank NA 12/20/23 56,365
AUD 9,401,782 USD 6,050,000 Morgan Stanley & Co. International plc 12/20/23 11,741
AUD 8,089,092 USD 5,200,000 Toronto Dominion Bank 12/20/23 15,392
BRL 82,962,193 USD 16,248,777 BNP Paribas SA 12/20/23 94,017
CHF 2,233,667 USD 2,450,000 JPMorgan Chase Bank NA 12/20/23 12,276
CHF 3,180,807 USD 3,500,000 Toronto Dominion Bank 12/20/23 6,353
COP 96,146,968,201 USD 22,616,918 JPMorgan Chase Bank NA 12/20/23 484,701
EUR 31,956,000 GBP 27,621,517 HSBC Bank plc 12/20/23 193,593
EUR 16,253,358 NOK 183,894,328 JPMorgan Chase Bank NA 12/20/23 18,995
EUR 14,156,190 USD 14,972,461 JPMorgan Chase Bank NA 12/20/23 51,014
GBP 13,912,094 EUR 15,978,000 JPMorgan Chase Bank NA 12/20/23 26,914
GBP 1,150,000 USD 1,399,399 Barclays Bank plc 12/20/23 4,515
GBP 1,925,646 USD 2,350,000 Citibank NA 12/20/23 818
GBP 4,601,719 USD 5,604,958 JPMorgan Chase Bank NA 12/20/23 12,797
HUF 1,100,000,000 EUR 2,764,766 Goldman Sachs International 12/20/23 14,213
MXN 52,700,000 USD 2,956,489 Deutsche Bank AG 12/20/23 27,110
NOK 10,040,000 USD 937,781 Bank of America NA 12/20/23 2,925
NOK 17,680,000 USD 1,641,085 Barclays Bank plc 12/20/23 15,457
NOK 16,730,057 USD 1,550,000 Citibank NA 12/20/23 17,537
NOK 183,873,368 USD 17,005,878 Credit Agricole Corporate & Investment Bank SA 12/20/23 222,290
NOK 31,850,000 USD 2,962,043 Deutsche Bank AG 12/20/23 22,169
NOK 211,307,946 USD 19,744,551 Goldman Sachs International 12/20/23 54,122
NOK 136,027,101 USD 12,669,074 JPMorgan Chase Bank NA 12/20/23 76,098
NOK 44,450,890 USD 4,148,630 Morgan Stanley & Co. International plc 12/20/23 16,232
NOK 57,326,854 USD 5,350,000 Toronto Dominion Bank 12/20/23 21,287
NOK 6,418,922 USD 600,000 UBS AG 12/20/23 1,426
NZD 7,250,000 USD 4,287,733 Barclays Bank plc 12/20/23 57,701
NZD 5,383,162 USD 3,200,000 Credit Agricole Corporate & Investment Bank SA 12/20/23 26,507
NZD 6,840,227 USD 4,050,000 Deutsche Bank AG 12/20/23 49,828
NZD 7,389,927 USD 4,400,000 JPMorgan Chase Bank NA 12/20/23 29,302
NZD 9,896,124 USD 5,900,000 Morgan Stanley & Co. International plc 12/20/23 31,442
NZD 2,027,506 USD 1,200,000 UBS AG 12/20/23 15,227
PHP 392,904,000 USD 6,889,427 Bank of America NA 12/20/23 49,153

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PHP 330,196,000 USD 5,813,310 Goldman Sachs International 12/20/23 $ 17,864
SEK 9,160,000 USD 822,680 Barclays Bank plc 12/20/23 19,131
SEK 21,290,000 USD 1,909,954 Goldman Sachs International 12/20/23 46,613
SEK 180,129,335 USD 16,250,455 JPMorgan Chase Bank NA 12/20/23 303,565
SEK 18,310,000 USD 1,641,367 Morgan Stanley & Co. International plc 12/20/23 41,336
SEK 108,577,553 USD 9,800,000 Toronto Dominion Bank 12/20/23 178,358
SEK 272,672,401 USD 24,477,230 UBS AG 12/20/23 581,567
USD 13,142,855 AUD 20,306,000 BNP Paribas SA 12/20/23 50,687
USD 1,100,000 AUD 1,697,822 Goldman Sachs International 12/20/23 5,340
USD 4,350,000 AUD 6,746,218 HSBC Bank plc 12/20/23 418
USD 51,534,587 AUD 79,663,725 JPMorgan Chase Bank NA 12/20/23 171,894
USD 4,700,000 AUD 7,244,724 Toronto Dominion Bank 12/20/23 29,009
USD 5,550,000 AUD 8,586,583 UBS AG 12/20/23 13,854
USD 5,635,962 BRL 28,292,000 Bank of America NA 12/20/23 62,697
USD 4,867,712 BRL 23,887,995 Royal Bank of Canada 12/20/23 161,995
USD 5,550,000 CAD 7,476,761 Citibank NA 12/20/23 38,231
USD 3,200,000 CAD 4,318,797 JPMorgan Chase Bank NA 12/20/23 16,240
USD 6,987,697 CAD 9,414,000 Natwest Markets plc 12/20/23 47,821
USD 9,750,000 CAD 13,141,620 Toronto Dominion Bank 12/20/23 62,172
USD 9,300,000 CAD 12,558,682 UBS AG 12/20/23 41,907
USD 5,950,000 CHF 5,375,373 Goldman Sachs International 12/20/23 24,474
USD 13,700,000 CHF 12,251,154 JPMorgan Chase Bank NA 12/20/23 194,978
USD 123,883,517 CNY 897,809,328 BNP Paribas SA 12/20/23 423,691
USD 2,669,269 CNY 19,312,000 Goldman Sachs International 12/20/23 13,631
USD 107,724,035 EUR 99,791,000 ANZ Banking Group Ltd. 12/20/23 1,819,299
USD 51,162,732 EUR 47,823,000 Bank of Montreal 12/20/23 409,838
USD 14,578,405 EUR 13,680,000 Barclays Bank plc 12/20/23 60,294
USD 62,314,796 EUR 58,247,412 Citibank NA 12/20/23 498,833
USD 1,650,000 EUR 1,540,272 Credit Agricole Corporate & Investment Bank SA 12/20/23 15,363
USD 183,427,831 EUR 171,261,439 Deutsche Bank AG 12/20/23 1,673,993
USD 2,200,000 EUR 2,056,723 Goldman Sachs International 12/20/23 17,272
USD 53,398,591 EUR 49,833,496 JPMorgan Chase Bank NA 12/20/23 512,027
USD 250,000 EUR 235,371 Morgan Stanley & Co. International plc 12/20/23 209
USD 72,864,244 EUR 68,175,000 Natwest Markets plc 12/20/23 512,475
USD 2,243,934,021 EUR 2,093,796,221 Toronto Dominion Bank 12/20/23 21,860,538
USD 3,968,462,759 EUR 3,704,339,846 UBS AG 12/20/23 37,175,051
USD 1,791,411,774 GBP 1,446,718,000 Barclays Bank plc 12/20/23 25,265,965
USD 5,859,435 GBP 4,770,000 Goldman Sachs International 12/20/23 36,244
USD 6,150,000 GBP 5,006,135 HSBC Bank plc 12/20/23 38,536
USD 1,750,000 GBP 1,423,732 JPMorgan Chase Bank NA 12/20/23 11,916
USD 650,000 GBP 530,696 Morgan Stanley & Co. International plc 12/20/23 2,130
USD 7,152,307 GBP 5,760,000 Royal Bank of Canada 12/20/23 120,529
USD 8,567,986 GBP 6,922,000 Standard Chartered Bank 12/20/23 117,644
USD 750,000 GBP 605,520 Toronto Dominion Bank 12/20/23 10,784
USD 2,000,000 GBP 1,613,412 UBS AG 12/20/23 30,355
USD 42,484,650 IDR 653,052,792,255 Citibank NA 12/20/23 341,194
USD 16,238,086 IDR 250,196,427,113 JPMorgan Chase Bank NA 12/20/23 92,160
USD 71,727,442 IDR 103,275,649,123 Morgan Stanley & Co. International plc 12/20/23 529,755
USD 35,541,539 INR 2,958,300,000 Barclays Bank plc 12/20/23 82,201
USD 18,473,822 INR 1,540,000,000 Citibank NA 12/20/23 14,781
USD 103,012,902 JPY 14,992,465,218 Bank of America NA 12/20/23 1,345,113
USD 4,378,901 JPY 639,000,000 Barclays Bank plc 12/20/23 45,676
USD 11,372,902 JPY 1,659,056,197 BNP Paribas SA 12/20/23 122,412
USD 400,000 JPY 58,778,508 Citibank NA 12/20/23 1,408
USD 23,579,688 JPY 3,430,203,000 Deutsche Bank AG 12/20/23 318,593
USD 14,677,984 JPY 2,134,751,530 HSBC Bank plc 12/20/23 201,681
USD 47,453,717 JPY 6,914,875,484 JPMorgan Chase Bank NA 12/20/23 562,155
USD 83,574,876 JPY 12,264,770,658 Morgan Stanley & Co. International plc 12/20/23 404,290
USD 700,000 JPY 101,689,880 Toronto Dominion Bank 12/20/23 10,415
USD 1,200,000 JPY 173,990,040 UBS AG 12/20/23 20,128
USD 3,030,481 MXN 52,700,000 JPMorgan Chase Bank NA 12/20/23 46,882
USD 5,509,408 MXN 96,006,117 Toronto Dominion Bank 12/20/23 74,042
USD 4,900,000 NOK 51,731,548 Deutsche Bank AG 12/20/23 52,970

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,500,000 NOK 36,949,997 Goldman Sachs International 12/20/23 $ 37,939
USD 3,969,031 NZD 6,575,029 Barclays Bank plc 12/20/23 28,155
USD 35,314,219 SGD 47,950,000 Citibank NA 12/20/23 109,656
USD 34,931,371 THB 1,234,300,000 Citibank NA 12/20/23 789,097
USD 37,732,982 IDR 581,993,519,175 Citibank NA 01/31/24 194,982
USD 31,827,480 CZK 719,158,466 Bank of America NA 03/04/24 739,080
USD 41,400,155 CZK 944,359,479 HSBC Bank plc 03/04/24 576,572
COP 71,591,985,000 USD 16,311,685 BNP Paribas SA 05/17/24 375,047
118,911,314
BRL 35,486,285 USD 7,105,000 Bank of America NA 10/03/23 (45,230)
BRL 139,202,756 USD 28,306,000 Citibank NA 10/03/23 (612,498)
BRL 52,940,446 USD 10,581,000 Goldman Sachs International 10/03/23 (48,837)
BRL 110,416,530 USD 22,488,000 HSBC Bank plc 10/03/23 (521,336)
BRL 141,729,064 EUR 26,696,000 Deutsche Bank AG 10/11/23 (73,868)
USD 17,131,368 COP 71,591,985,000 BNP Paribas SA 10/17/23 (346,383)
CLP 9,397,599,150 USD 10,641,000 BNP Paribas SA 10/18/23 (76,360)
CNY 77,519,296 USD 10,660,000 Barclays Bank plc 10/18/23 (31,804)
COP 62,688,277,900 GBP 12,598,000 Morgan Stanley & Co. International plc 10/18/23 (73,232)
COP 70,685,712,000 USD 17,796,000 Citibank NA 10/18/23 (545,223)
COP 35,938,092,000 USD 8,817,000 Deutsche Bank AG 10/18/23 (46,345)
CZK 162,572,692 USD 7,054,000 Barclays Bank plc 10/18/23 (12,424)
CZK 562,284,386 USD 24,660,000 Natwest Markets plc 10/18/23 (305,553)
CZK 319,232,732 USD 14,000,000 Nomura International plc 10/18/23 (172,946)
EUR 39,848,000 USD 42,544,124 JPMorgan Chase Bank NA 10/18/23 (388,372)
EUR 26,522,000 USD 28,166,493 JPMorgan Chase Bank NA 10/18/23 (108,501)
EUR 51,566,000 USD 55,524,232 Standard Chartered Bank 10/18/23 (971,846)
GBP 25,632,000 USD 32,048,638 BNP Paribas SA 10/18/23 (772,138)
HUF 5,385,777,775 USD 14,947,000 Barclays Bank plc 10/18/23 (366,660)
IDR 409,014,360,000 USD 26,568,000 JPMorgan Chase Bank NA 10/18/23 (151,808)
INR 1,769,953,152 USD 21,296,000 Citibank NA 10/18/23 (17,578)
JPY 1,968,786,452 EUR 12,491,000 UBS AG 10/18/23 (5,469)
JPY 334,249,504 USD 2,280,000 HSBC Bank plc 10/18/23 (37,462)
KRW 19,103,964,960 USD 14,402,000 BNP Paribas SA 10/18/23 (266,786)
KRW 14,244,218,842 USD 10,622,000 Morgan Stanley & Co. International plc 10/18/23 (82,560)
MXN 613,426,500 USD 35,546,000 BNP Paribas SA 10/18/23 (437,229)
MXN 618,906,193 USD 35,546,000 Morgan Stanley & Co. International plc 10/18/23 (123,605)
MXN 245,057,516 USD 14,212,000 Toronto Dominion Bank 10/18/23 (186,410)
MYR 134,079,000 USD 28,680,000 Barclays Bank plc 10/18/23 (19,984)
SGD 14,459,824 USD 10,614,000 Citibank NA 10/18/23 (29,127)
THB 253,745,360 USD 7,076,000 Goldman Sachs International 10/18/23 (98,404)
THB 1,046,261,418 USD 29,360,500 JPMorgan Chase Bank NA 10/18/23 (589,966)
USD 11,934,310 AUD 18,602,000 JPMorgan Chase Bank NA 10/18/23 (32,441)
USD 10,614,000 CLP 9,594,100,740 JPMorgan Chase Bank NA 10/18/23 (171,544)
USD 3,527,000 CLP 3,198,318,870 Morgan Stanley & Co. International plc 10/18/23 (68,502)
USD 10,641,000 CLP 9,537,528,300 Standard Chartered Bank 10/18/23 (80,946)
USD 7,054,000 CZK 163,156,473 Deutsche Bank AG 10/18/23 (12,861)
USD 14,059,000 MXN 246,073,285 Barclays Bank plc 10/18/23 (24,726)
USD 14,074,000 MXN 248,984,542 Citibank NA 10/18/23 (176,348)
USD 17,594,000 MXN 312,407,263 Goldman Sachs International 10/18/23 (286,276)
USD 7,100,000 NOK 76,079,411 BNP Paribas SA 10/18/23 (15,490)
USD 10,622,000 NOK 114,264,522 JPMorgan Chase Bank NA 10/18/23 (64,834)
USD 21,145,000 NOK 227,026,299 Morgan Stanley & Co. International plc 10/18/23 (88,120)
USD 14,182,000 SEK 159,325,368 JPMorgan Chase Bank NA 10/18/23 (409,700)
USD 7,076,000 THB 258,400,660 Barclays Bank plc 10/18/23 (29,610)
USD 14,108,000 ZAR 269,138,810 Bank of America NA 10/18/23 (88,073)
USD 31,648,000 ZAR 605,528,777 Barclays Bank plc 10/18/23 (291,395)
USD 17,594,000 ZAR 339,182,410 HSBC Bank plc 10/18/23 (296,613)
ZAR 269,378,494 USD 14,218,000 Barclays Bank plc 10/18/23 (9,284)
ZAR 236,661,290 USD 12,532,000 State Street Bank and Trust Co. 10/18/23 (48,996)
COP 58,333,142,000 USD 14,349,214 Morgan Stanley & Co. International plc 10/30/23 (169,827)
BRL 184,093,750 USD 36,632,000 Goldman Sachs International 11/03/23 (171,328)
USD 14,256,000 BRL 72,316,838 Citibank NA 11/03/23 (66,706)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,038,000 BRL 35,668,584 Deutsche Bank AG 11/03/23 $ (26,338)
BRL 64,762,823 USD 13,203,968 JPMorgan Chase Bank NA 12/14/23 (438,161)
BRL 128,795,867 USD 25,776,186 JPMorgan Chase Bank NA 12/14/23 (388,424)
COP 62,891,608,265 USD 15,577,759 JPMorgan Chase Bank NA 12/14/23 (448,176)
CZK 342,781,966 USD 14,936,808 HSBC Bank plc 12/14/23 (112,938)
CZK 171,674,900 USD 7,458,069 UBS AG 12/14/23 (33,856)
EUR 16,155,000 USD 17,357,074 HSBC Bank plc 12/14/23 (219,033)
EUR 9,915,000 USD 10,707,791 JPMorgan Chase Bank NA 12/14/23 (189,457)
EUR 1,652,666 USD 1,773,459 Standard Chartered Bank 12/14/23 (20,227)
HUF 12,779,443,728 USD 34,748,061 Barclays Bank plc 12/14/23 (474,257)
IDR 446,719,521,053 USD 29,047,640 Citibank NA 12/14/23 (217,256)
KRW 23,202,665,000 USD 17,455,062 Citibank NA 12/14/23 (233,069)
MXN 477,486,710 USD 27,436,877 Bank of America NA 12/14/23 (376,446)
MXN 302,117,968 USD 17,426,858 JPMorgan Chase Bank NA 12/14/23 (305,036)
MYR 64,979,251 USD 13,980,045 Barclays Bank plc 12/14/23 (45,259)
PLN 46,318,000 USD 10,745,604 Citibank NA 12/14/23 (170,919)
PLN 26,472,000 USD 6,067,212 Goldman Sachs International 12/14/23 (23,491)
PLN 23,353,816 USD 5,351,673 HSBC Bank plc 12/14/23 (19,853)
THB 2,161,970,070 USD 61,148,605 Barclays Bank plc 12/14/23 (1,383,433)
USD 6,820,180 BRL 34,757,000 Deutsche Bank AG 12/14/23 (30,991)
USD 3,445,875 CLP 3,110,419,000 BNP Paribas SA 12/14/23 (34,631)
USD 3,518,593 INR 294,255,000 JPMorgan Chase Bank NA 12/14/23 (9,562)
USD 6,827,602 MXN 121,956,000 Citibank NA 12/14/23 (83,966)
USD 13,880,696 MXN 248,402,000 Goldman Sachs International 12/14/23 (196,901)
USD 183,742,911 MXN 3,259,323,631 HSBC Bank plc 12/14/23 (971,557)
USD 17,421,688 ZAR 336,628,000 Barclays Bank plc 12/14/23 (241,872)
USD 72,304,550 ZAR 1,395,954,436 Citibank NA 12/14/23 (944,037)
ZAR 529,865,287 USD 27,843,817 State Street Bank and Trust Co. 12/14/23 (40,701)
AUD 27,041,411 USD 17,494,744 JPMorgan Chase Bank NA 12/20/23 (59,961)
AUD 1,007,377 USD 650,000 Morgan Stanley & Co. International plc 12/20/23 (500)
BRL 100,484,469 USD 20,206,250 Barclays Bank plc 12/20/23 (411,728)
BRL 23,914,339 USD 4,867,712 Citibank NA 12/20/23 (156,806)
CAD 2,621,410 USD 1,950,000 Goldman Sachs International 12/20/23 (17,531)
CAD 10,310,091 USD 7,650,000 JPMorgan Chase Bank NA 12/20/23 (49,538)
CAD 11,387,036 USD 8,450,000 Morgan Stanley & Co. International plc 12/20/23 (55,628)
CAD 5,632,501 USD 4,200,000 Royal Bank of Canada 12/20/23 (47,795)
CHF 7,512,587 USD 8,300,000 Citibank NA 12/20/23 (18,522)
CHF 1,750,417 USD 1,950,000 Goldman Sachs International 12/20/23 (20,433)
CHF 4,562,297 USD 5,100,000 JPMorgan Chase Bank NA 12/20/23 (70,766)
CHF 5,453,474 USD 6,100,000 Morgan Stanley & Co. International plc 12/20/23 (88,379)
CHF 4,601,157 USD 5,200,000 Toronto Dominion Bank 12/20/23 (127,929)
CHF 2,265,504 USD 2,550,000 UBS AG 12/20/23 (52,628)
CNY 35,310,981 USD 4,872,959 Bank of America NA 12/20/23 (17,265)
EUR 11,020,000 USD 11,793,373 Barclays Bank plc 12/20/23 (98,228)
EUR 11,030,000 USD 11,832,201 Goldman Sachs International 12/20/23 (126,444)
EUR 4,257,344 USD 4,550,000 HSBC Bank plc 12/20/23 (31,828)
EUR 121,895,818 USD 130,760,388 JPMorgan Chase Bank NA 12/20/23 (1,396,576)
EUR 122,844,023 USD 132,322,700 UBS AG 12/20/23 (1,952,589)
GBP 13,851,231 EUR 15,978,000 JPMorgan Chase Bank NA 12/20/23 (47,388)
GBP 9,530,000 USD 11,679,587 Barclays Bank plc 12/20/23 (45,413)
GBP 3,137,443 USD 3,850,000 Goldman Sachs International 12/20/23 (19,826)
GBP 4,848,159 USD 5,950,000 HSBC Bank plc 12/20/23 (31,392)
GBP 5,567,764 USD 6,900,000 JPMorgan Chase Bank NA 12/20/23 (102,903)
GBP 2,210,000 USD 2,730,724 Morgan Stanley & Co. International plc 12/20/23 (32,767)
GBP 3,789,739 USD 4,700,000 Toronto Dominion Bank 12/20/23 (73,507)
GBP 1,932,573 USD 2,400,000 UBS AG 12/20/23 (40,725)
HUF 1,594,000,000 EUR 4,068,701 Standard Chartered Bank 12/20/23 (45,524)
IDR 271,600,000,000 USD 17,669,063 Citibank NA 12/20/23 (141,899)
INR 2,958,300,000 USD 35,466,545 Citibank NA 12/20/23 (7,206)
JPY 379,049,098 EUR 2,438,000 JPMorgan Chase Bank NA 12/20/23 (16,935)
JPY 10,883,456,416 USD 75,040,000 Barclays Bank plc 12/20/23 (1,236,463)
JPY 336,718,390 USD 2,300,000 Credit Agricole Corporate & Investment Bank SA 12/20/23 (16,625)
JPY 80,349,060 USD 550,000 Goldman Sachs International 12/20/23 (5,132)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 3,440,484,730 USD 23,492,984 JPMorgan Chase Bank NA 12/20/23 $ (162,166)
JPY 19,211,708,227 USD 132,328,089 Royal Bank of Canada 12/20/23 (2,048,519)
JPY 6,501,631,898 USD 44,839,899 Toronto Dominion Bank 12/20/23 (750,650)
JPY 247,719,580 USD 1,700,000 UBS AG 12/20/23 (20,149)
MXN 51,200,000 USD 2,941,000 Citibank NA 12/20/23 (42,323)
NOK 183,864,487 EUR 16,253,358 BNP Paribas SA 12/20/23 (21,790)
NOK 8,810,000 USD 826,361 Bank of America NA 12/20/23 (901)
SGD 23,975,000 USD 17,650,701 Goldman Sachs International 12/20/23 (48,418)
SGD 23,975,000 USD 17,647,817 JPMorgan Chase Bank NA 12/20/23 (45,535)
THB 1,234,300,000 USD 34,993,267 UBS AG 12/20/23 (850,993)
USD 13,046,334 AUD 20,314,590 BNP Paribas SA 12/20/23 (51,372)
USD 800,000 AUD 1,245,347 Citibank NA 12/20/23 (2,930)
USD 1,350,000 AUD 2,095,357 Nomura International plc 12/20/23 (969)
USD 1,450,000 AUD 2,250,476 Toronto Dominion Bank 12/20/23 (981)
USD 7,200,000 CHF 6,535,603 HSBC Bank plc 12/20/23 (4,503)
USD 89,506,191 COP 389,419,060,076 Bank of America NA 12/20/23 (4,061,084)
USD 6,179,085 COP 26,137,531,303 Citibank NA 12/20/23 (101,084)
USD 85,943,842 EUR 81,243,883 BNP Paribas SA 12/20/23 (277,480)
USD 17,234,202 EUR 16,248,777 Citibank NA 12/20/23 (10,063)
USD 88,379,277 EUR 83,416,000 Deutsche Bank AG 12/20/23 (147,237)
USD 7,300,000 EUR 6,920,296 JPMorgan Chase Bank NA 12/20/23 (44,271)
USD 5,200,000 EUR 4,906,220 Toronto Dominion Bank 12/20/23 (6,802)
USD 8,725,967 GBP 7,150,000 Barclays Bank plc 12/20/23 (2,716)
USD 1,850,000 GBP 1,520,964 Credit Agricole Corporate & Investment Bank SA 12/20/23 (6,785)
USD 5,400,595 GBP 4,438,110 JPMorgan Chase Bank NA 12/20/23 (17,427)
USD 7,400,000 GBP 6,078,513 Morgan Stanley & Co. International plc 12/20/23 (20,617)
USD 3,500,000 GBP 2,868,380 Toronto Dominion Bank 12/20/23 (1,703)
USD 17,515,800 IDR 271,600,000,000 Citibank NA 12/20/23 (11,363)
USD 13,592,474 JPY 2,006,064,000 Bank of Montreal 12/20/23 (11,166)
USD 1,750,000 JPY 258,161,828 Toronto Dominion Bank 12/20/23 (662)
USD 822,543 NOK 8,830,000 Barclays Bank plc 12/20/23 (4,791)
USD 16,255,878 NOK 174,249,682 BNP Paribas SA 12/20/23 (70,591)
USD 3,550,000 NOK 38,089,714 Citibank NA 12/20/23 (18,847)
USD 3,600,000 NOK 38,577,702 Goldman Sachs International 12/20/23 (14,570)
USD 3,418,182 NOK 36,602,787 JPMorgan Chase Bank NA 12/20/23 (11,346)
USD 4,992,740 NOK 53,636,386 Morgan Stanley & Co. International plc 12/20/23 (32,765)
USD 1,450,000 NOK 15,475,847 Toronto Dominion Bank 12/20/23 (22)
USD 1,150,000 NZD 1,931,673 Citibank NA 12/20/23 (7,787)
USD 4,700,000 NZD 7,873,997 Goldman Sachs International 12/20/23 (19,439)
USD 1,374,705 NZD 2,300,000 HSBC Bank plc 12/20/23 (3,846)
USD 5,750,000 NZD 9,664,478 JPMorgan Chase Bank NA 12/20/23 (42,600)
USD 3,300,000 NZD 5,566,932 Toronto Dominion Bank 12/20/23 (36,653)
USD 2,550,000 NZD 4,320,306 UBS AG 12/20/23 (39,463)
USD 12,690,975 PHP 723,100,000 Morgan Stanley & Co. International plc 12/20/23 (78,779)
USD 812,383 SEK 9,030,000 Bank of America NA 12/20/23 (17,481)
USD 1,150,000 SEK 12,669,553 Citibank NA 12/20/23 (14,341)
USD 56,740,299 SEK 629,057,937 Goldman Sachs International 12/20/23 (1,070,596)
USD 52,787,771 SEK 583,403,726 JPMorgan Chase Bank NA 12/20/23 (827,468)
USD 2,727,335 SEK 29,940,785 Morgan Stanley & Co. International plc 12/20/23 (24,245)
USD 1,630,173 SEK 18,050,000 UBS AG 12/20/23 (28,636)
USD 10,947,791 ZAR 210,051,198 Deutsche Bank AG 12/20/23 (68,014)
USD 8,124,388 ZAR 155,519,472 Goldman Sachs International 12/20/23 (31,586)
ZAR 761,696,492 USD 40,187,431 Citibank NA 12/20/23 (241,455)
USD 22,728,799 ILS 86,755,526 JPMorgan Chase Bank NA 01/29/24 (158,439)
USD 11,684,643 ILS 44,526,659 State Street Bank and Trust Co. 01/29/24 (62,070)
COP 141,049,230,000 USD 32,627,627 Morgan Stanley & Co. International plc 08/15/24 (304,925)
(36,517,604)
$ 82,393,710

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency One-Touch HSBC Bank plc — 10/13/23 USD 1.12 USD 1.12 EUR 2,770 $ 310
USD Currency Up and Out
Bank of America
NA — 10/16/23 CNH 7.35 CNH 7.50 USD 40,583 37,012
EUR Currency One-Touch HSBC Bank plc — 11/01/23 PLN 4.66 PLN 4.66 EUR 3,272 1,129,399
AUD Currency Up and Out
Bank of America
NA — 11/09/23 USD 0.67 USD 0.70 AUD 24,351 18,326
USD Currency Up and Out
JPMorgan Chase
Bank NA — 12/07/23 CNH 7.35 CNH 7.60 USD 114,050 286,608
S&P 500 Index Down and In Citibank NA 61,022 12/15/23 USD 4,450.00 USD 4,230.00 USD 261,665 215,829
USD Currency Up and In
Morgan Stanley &
Co. International
plc — 03/07/24 CNH 7.70 CNH 8.25 USD 459,113 530,753
2,218,237
Put
EURO STOXX 50 Index Down and Out
Bank of America
NA 2,971 10/20/23 EUR 4,000.00 EUR 3,900.00 EUR 12,403 $ 46,899
EURO STOXX 50 Index Down and Out
Bank of America
NA 5,713 10/20/23 EUR 4,100.00 EUR 3,800.00 EUR 23,850 187,291
EUR Currency One-Touch
Morgan Stanley &
Co. International
plc — 10/20/23 USD 1.06 USD 1.06 EUR 6,973 3,883,700
USD Currency Down and Out
Bank of America
NA — 11/15/23 INR 82.60 INR 81.50 USD 94,290 52,756
EUR Currency One-Touch HSBC Bank plc — 11/16/23 USD 1.05 USD 1.05 EUR 2,629 927,735
EURO STOXX 50 Index Down and Out BNP Paribas SA 4,437 11/17/23 EUR 4,125.00 EUR 4,125.00 EUR 18,523 322,428
USD Currency One-Touch HSBC Bank plc — 11/22/23 MXN 17.00 MXN 17.00 USD 5,710 1,330,615
EUR Currency One-Touch HSBC Bank plc — 11/22/23 USD 1.05 USD 1.05 EUR 5,720 2,044,839
EUR Currency One-Touch HSBC Bank plc — 12/06/23 USD 1.00 USD 1.00 EUR 2,437 230,633
EURO STOXX 50 Index Down and Out BNP Paribas SA 3,955 12/15/23 EUR 4,100.00 EUR 3,800.00 EUR 16,511 141,053
FTSE MIB Index Down and Out BNP Paribas SA 323 12/15/23 EUR 27,500.00 EUR 25,000.00 EUR 9,123 94,425
9,262,374
$ 11,480,611
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 6,470 10/13/23 USD 95.63 USD 1,617,500 $ 727,875
SPDR S&P 500 ETF Trust ...................... 2,000 10/13/23 USD 435.00 USD 85,496 449,000
CBOE Volatility Index ......................... 1,300 10/18/23 USD 25.00 USD 2,278 54,600
CBOE Volatility Index ......................... 1,500 10/18/23 USD 20.00 USD 2,628 127,500
Alibaba Group Holding Ltd. ..................... 6,000 10/20/23 USD 110.00 USD 52,044 45,000
Apple, Inc. ................................ 350 10/20/23 USD 185.00 USD 5,992 8,575
Apple, Inc. ................................ 700 10/20/23 USD 180.00 USD 11,985 58,450
Comcast Corp. ............................. 4,500 10/20/23 USD 47.50 USD 19,953 45,000
Energy Select Sector SPDR Fund ................ 3,000 10/20/23 USD 92.00 USD 27,117 399,000
Equitrans Midstream Corp. ..................... 500 10/20/23 USD 12.00 USD 469 3,750
MGM Resorts International ..................... 1,400 10/20/23 USD 50.00 USD 5,146 2,800
Micron Technology, Inc. ....................... 2,000 10/20/23 USD 70.00 USD 13,606 266,000
SPDR S&P 500 ETF Trust ...................... 1,200 10/20/23 USD 452.00 USD 51,298 21,000
SPDR S&P 500 ETF Trust ...................... 3,998 10/20/23 USD 463.00 USD 170,907 9,995
Spirit AeroSystems Holdings, Inc. ................. 1,000 10/20/23 USD 24.00 USD 1,614 7,500
Valero Energy Corp. .......................... 899 10/20/23 USD 145.00 USD 12,740 271,948
Euro-Bund ................................ 1,500 10/27/23 EUR 131.00 EUR 150,000 555,056
U.S. Treasury 10-Year Note ..................... 91 10/27/23 USD 109.00 USD 9,100 42,656
3-mo. SOFR Interest Futures .................... 5,980 11/10/23 USD 96.00 USD 1,495,000 672,750
Adobe, Inc. ................................ 230 11/17/23 USD 590.00 USD 11,728 52,900
Amazon.com, Inc. ........................... 700 11/17/23 USD 155.00 USD 8,898 41,650
Amazon.com, Inc. ........................... 1,000 11/17/23 USD 150.00 USD 12,712 95,500

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Antero Resources Corp. ....................... 985 11/17/23 USD 32.00 USD 2,500 $ 21,178
Antero Resources Corp. ....................... 985 11/17/23 USD 35.00 USD 2,500 8,865
Broadcom, Inc. ............................. 75 11/17/23 USD 900.00 USD 6,229 97,125
ConocoPhillips ............................. 1,000 11/17/23 USD 130.00 USD 11,980 151,000
Devon Energy Corp. .......................... 2,000 11/17/23 USD 52.50 USD 9,540 187,000
Invesco QQQ Trust Series 1 .................... 2,500 11/17/23 USD 385.00 USD 89,568 481,250
Kenvue, Inc. ............................... 6,000 11/17/23 USD 25.00 USD 12,048 45,000
Lennar Corp. .............................. 375 11/17/23 USD 135.00 USD 4,209 7,500
Micron Technology, Inc. ....................... 1,800 11/17/23 USD 77.50 USD 12,245 95,400
SPDR S&P 500 ETF Trust ...................... 4,499 11/17/23 USD 460.00 USD 192,323 274,439
T-Mobile US, Inc. ............................ 950 11/17/23 USD 140.00 USD 13,305 510,625
Uber Technologies, Inc. ....................... 1,500 11/17/23 USD 52.50 USD 6,899 127,500
Uber Technologies, Inc. ....................... 1,500 11/17/23 USD 47.50 USD 6,899 360,000
Walmart, Inc. .............................. 1,000 11/17/23 USD 170.00 USD 15,993 107,000
U.S. Treasury 5-Year Note ..................... 850 11/24/23 USD 105.50 USD 85,000 630,860
U.S. Treasury 5-Year Note ..................... 969 11/24/23 USD 106.50 USD 96,900 363,375
Delta Air Lines, Inc. .......................... 1,500 12/15/23 USD 42.00 USD 5,550 96,750
Delta Air Lines, Inc. .......................... 7,300 12/15/23 USD 45.00 USD 27,010 182,500
Intel Corp. ................................ 3,000 12/15/23 USD 38.00 USD 10,665 456,000
Invesco QQQ Trust Series 1 .................... 4,000 12/15/23 USD 390.00 USD 143,308 1,182,000
United Airlines Holdings, Inc. .................... 1,500 12/15/23 USD 48.00 USD 6,345 159,750
Freeport-McMoRan, Inc. ....................... 2,500 01/19/24 USD 45.00 USD 9,323 201,250
Sabre Corp. ............................... 1,000 01/19/24 USD 7.00 USD 449 18,000
Sabre Corp. ............................... 1,750 01/19/24 USD 6.00 USD 786 50,750
3-mo. SOFR Interest Futures .................... 5,000 06/14/24 USD 95.00 USD 1,250,000 3,750,000
13,523,622
Put
S&P 500 Index ............................. 228 10/02/23 USD 4,200.00 USD 97,768 17,670
3-mo. SOFR Interest Futures .................... 2,365 10/13/23 USD 94.88 USD 591,250 1,936,344
3-mo. SOFR Interest Futures .................... 3,547 10/13/23 USD 95.00 USD 886,750 4,012,544
3-mo. SOFR Interest Futures .................... 5,912 10/13/23 USD 95.63 USD 1,478,000 15,888,500
CBOE Volatility Index ......................... 10,000 10/18/23 USD 15.00 USD 17,520 265,000
Ally Financial, Inc. ........................... 700 10/20/23 USD 23.00 USD 1,868 14,000
iShares 20+ Year Treasury Bond ETF .............. 1,850 10/20/23 USD 85.00 USD 16,408 82,325
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 10/20/23 USD 71.00 USD 7,372 74,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4,300 10/20/23 USD 73.00 USD 31,700 139,750
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,000 10/20/23 USD 80.00 USD 8,252 19,500
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,000 10/20/23 USD 82.00 USD 8,252 59,000
iShares Russell 2000 ETF ...................... 650 10/20/23 USD 178.00 USD 11,488 234,000
Netflix, Inc. ................................ 150 10/20/23 USD 350.00 USD 5,664 106,500
Seagate Technology Holdings plc ................. 750 10/20/23 USD 60.00 USD 4,946 26,625
SPDR S&P 500 ETF Trust ...................... 550 10/20/23 USD 416.00 USD 23,511 138,325
SPDR S&P Retail ETF ........................ 5,000 10/20/23 USD 57.00 USD 30,430 262,500
Spirit AeroSystems Holdings, Inc. ................. 617 10/20/23 USD 15.00 USD 996 30,850
Stellantis NV ............................... 1,000 10/20/23 USD 16.00 USD 1,913 7,500
U.S. Treasury 5-Year Note ..................... 1,840 10/27/23 USD 101.25 USD 368,000 661,252
Alteryx, Inc. ............................... 162 11/17/23 USD 30.00 USD 611 11,745
EURO STOXX 50 Index ....................... 685 11/17/23 EUR 4,100.00 EUR 28,596 426,563
Frontier Communications Parent, Inc. .............. 1,000 11/17/23 USD 12.50 USD 1,565 45,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 11/17/23 USD 71.00 USD 7,372 24,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,500 11/17/23 USD 72.00 USD 18,430 161,250
SPDR S&P 500 ETF Trust ...................... 2,544 11/17/23 USD 435.00 USD 108,751 3,013,368
US Global Jets ETF .......................... 1,000 11/17/23 USD 16.00 USD 1,703 32,500
Viasat, Inc. ................................ 162 11/17/23 USD 20.00 USD 299 43,335
U.S. Treasury 30-Year Bond .................... 999 11/24/23 USD 110.00 USD 99,900 1,295,578
3-mo. SOFR Interest Futures .................... 1,500 12/15/23 USD 94.00 USD 375,000 28,125
Ford Motor Co. ............................. 2,000 12/15/23 USD 10.00 USD 2,484 27,000
Stellantis NV ............................... 700 12/15/23 USD 14.00 USD 1,339 7,000
STOXX Europe 600 Automobiles & Parts ............ 603 12/15/23 EUR 600.00 EUR 18,164 635,928

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
STOXX Europe 600 Automobiles & Parts ............ 603 12/15/23 EUR 500.00 EUR 18,164 $ 102,003
29,830,580
$ 43,354,202
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........... JPMorgan Chase Bank NA — 10/02/23 USD 0.70 AUD 121,610 $ –
EUR Currency ........... JPMorgan Chase Bank NA — 10/12/23 USD 1.13 EUR 40,220 2
USD Currency ........... Goldman Sachs International — 10/26/23 ZAR 19.30 USD 28,216 255,521
USD Currency ........... JPMorgan Chase Bank NA — 10/31/23 JPY 146.50 USD 40,464 804,500
USD Currency ........... JPMorgan Chase Bank NA — 10/31/23 JPY 143.00 USD 40,464 1,614,379
USD Currency ........... Goldman Sachs International — 11/08/23 HKD 7.81 USD 142,560 371,169
USD Currency ........... HSBC Bank plc — 11/10/23 HKD 7.82 USD 223,670 363,502
EUR Currency ........... Morgan Stanley & Co. International plc — 11/13/23 USD 1.11 EUR 81,274 22,772
USD Currency ........... Morgan Stanley & Co. International plc — 11/13/23 HKD 7.81 USD 196,364 501,444
USD Currency ........... Bank of America NA — 11/16/23 BRL 5.05 USD 28,436 559,672
AUD Currency ........... HSBC Bank plc — 11/22/23 USD 0.70 AUD 405,474 52,377
Mitsubishi UFJ Financial
Group, Inc. ........... Citibank NA 1,108 12/08/23 JPY 1,378.02 JPY 1,406 211,075
Mizuho Financial Group, Inc. . Goldman Sachs International 199 12/08/23 JPY 2,803.79 JPY 506 97,717
Sumitomo Mitsui Financial
Group, Inc. ........... Goldman Sachs International 32 12/08/23 JPY 8,068.88 JPY 237 139,316
TOPIX Bank Index ........ Morgan Stanley & Co. International plc 30,005,000 12/08/23 JPY 267.60 JPY 7,853,209 2,000,876
EUR Currency ........... Barclays Bank plc — 12/20/23 USD 1.13 EUR 27,310 16,374
TOPIX Bank Index ........ BNP Paribas SA 24,787,200 01/12/24 JPY 286.63 JPY 6,487,554 1,096,008
TOPIX Bank Index ........ Goldman Sachs International 41,295,475 01/12/24 JPY 286.49 JPY 10,808,265 1,835,194
TOPIX Bank Index ........ JPMorgan Chase Bank NA 16,541,324 01/12/24 JPY 286.56 JPY 4,329,361 733,358
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 989,382 885,294
11,560,550
Put
EUR Currency ........... Bank of America NA — 10/06/23 BRL 5.40 EUR 26,186 484,136
USD Currency ........... Barclays Bank plc — 10/06/23 MXN 17.20 USD 28,660 41,897
EUR Currency ........... Barclays Bank plc — 10/16/23 USD 1.08 EUR 26,128 596,075
USD Currency ........... JPMorgan Chase Bank NA — 10/18/23 CNH 6.90 USD 94,530 2,464
EUR Currency ........... JPMorgan Chase Bank NA — 10/26/23 USD 1.05 EUR 33,368 154,368
USD Currency ........... Goldman Sachs International — 10/27/23 JPY 146.00 USD 110,216 378,033
USD Currency ........... JPMorgan Chase Bank NA — 11/08/23 CAD 1.30 USD 81,155 7,063
USD Currency ........... Goldman Sachs International — 11/16/23 BRL 4.60 USD 40,640 14,662
EUR Currency ........... JPMorgan Chase Bank NA — 11/22/23 USD 1.05 EUR 350,438 2,925,347
GBP Currency ........... Bank of America NA — 11/22/23 CHF 1.10 GBP 159,721 967,052
USD Currency ........... Barclays Bank plc — 11/22/23 MXN 17.25 USD 119,791 1,100,012
USD Currency ........... Bank of America NA — 11/30/23 CLP 900.00 USD 28,118 839,427
USD Currency ........... Bank of America NA — 12/06/23 ZAR 18.30 USD 72,985 669,414
USD Currency ........... JPMorgan Chase Bank NA — 12/22/23 JPY 140.00 USD 55,022 220,542
8,400,492
$ 19,961,042

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly BNP Paribas SA 10/18/23 USD 77.50 USD 108,800 $ 71,324
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly Deutsche Bank AG 10/18/23 USD 85.00 USD 150,000 45,081
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Barclays Bank plc 11/15/23 USD 96.00 USD 25,000 58,625
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
JPMorgan Chase Bank
NA 10/18/23 USD 99.50 USD 50,000 154,526
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Bank of America NA 10/18/23 USD 100.50 USD 27,500 89,506
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 EUR 450.00 EUR 14,040 48,451
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 EUR 475.00 EUR 20,315 33,742
$ 501,255
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 2.75% Annual
Goldman Sachs
International 10/19/23 2.75 % USD 286,090 $ 34
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 245,780 390
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 245,780 680
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 100,384 780
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 74,808 7,357
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.50% At Termination Citibank NA 01/22/24 4.50 USD 1,087,527 479,788
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.55% At Termination Citibank NA 01/24/24 4.55 USD 1,087,527 553,358
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.45% At Termination Citibank NA 02/12/24 4.45 USD 3,971,739 2,484,555
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.00% Annual
JPMorgan Chase
Bank NA 03/01/24 3.00 EUR 300,382 1,839,647
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.18% Annual
JPMorgan Chase
Bank NA 03/18/24 3.18 EUR 249,211 2,493,753
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Semi-Annual
Nomura International
plc 03/18/24 3.65 USD 195,643 1,811,462
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4.24 USD 108,008 1,633,594
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 4.20 USD 1,484,303 5,925,347
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 3.00% Annual
JPMorgan Chase
Bank NA 08/07/24 3.00 EUR 510,520 856,749
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 3.00% Annual
JPMorgan Chase
Bank NA 08/27/24 3.00 EUR 511,250 972,547

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 09/29/25 4.00 % USD 26,213 $ 1,120,145
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 31,022 731,348
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.21% Semi-Annual Barclays Bank plc 07/20/26 3.21 USD 39,745 927,950
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.23% Semi-Annual Barclays Bank plc 07/20/26 3.23 USD 76,310 1,805,915
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.58% Semi-Annual Barclays Bank plc 08/03/26 3.58 USD 74,230 2,454,925
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.63% Semi-Annual Barclays Bank plc 08/11/26 3.63 USD 105,367 3,641,196
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 09/08/26 3.77 USD 104,055 4,075,746
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual Citibank NA 09/28/26 4.15 USD 62,734 3,314,490
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.07% Semi-Annual
Goldman Sachs
International 09/28/26 4.07 USD 130,694 6,506,415
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 09/28/26 4.03 USD 52,279 2,522,090
46,160,261
Put
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 245,780 730,572
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 245,780 1,751,788
30-Year Interest Rate Swap
(a)
3.65% Semi-Annual 1-day SOFR Annual Citibank NA 11/01/23 3.65 USD 99,173 6,628,050
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 100,384 168,457
10-Year Interest Rate Swap
(a)
0.80% Annual 1-day TONAR Annual
Morgan Stanley & Co.
International plc 12/20/23 0.80 JPY 12,382,820 1,695,806
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4.24 USD 108,008 1,724,675
1-Year Interest Rate Swap
(a)
. 3.37% Annual 3-mo. EURIBOR Quarterly Citibank NA 07/25/24 3.37 EUR 567,860 2,328,900
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 4.00 USD 26,213 1,364,406
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 31,022 2,756,701
10-Year Interest Rate Swap
(a)
3.23% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.23 USD 76,310 6,848,881
10-Year Interest Rate Swap
(a)
3.21% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.21 USD 39,745 3,594,271
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/03/26 3.58 USD 74,230 5,473,459
10-Year Interest Rate Swap
(a)
3.63% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/11/26 3.63 USD 105,367 7,571,820
10-Year Interest Rate Swap
(a)
3.77% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/08/26 3.77 USD 104,055 6,941,127
10-Year Interest Rate Swap
(a)
4.15% Semi-Annual 1-day SOFR Annual Citibank NA 09/28/26 4.15 USD 62,734 3,380,006
10-Year Interest Rate Swap
(a)
4.03% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.03 USD 52,279 3,021,692
10-Year Interest Rate Swap
(a)
4.07% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.07 USD 130,694 7,375,291
63,355,902
$ 109,516,163
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... Down and In Citibank NA 10/20/23 USD 1.05 USD 1.04 EUR 153,197 $ (533,453)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 6,470 10/13/23 USD 95.88 USD 1,617,500 $ (242,625)
CBOE Volatility Index .......................... 1,300 10/18/23 USD 40.00 USD 2,278 (18,850)
CBOE Volatility Index .......................... 1,500 10/18/23 USD 30.00 USD 2,628 (41,250)
Alibaba Group Holding Ltd. ...................... 6,000 10/20/23 USD 130.00 USD 52,044 (12,000)
Euro-Bund ................................. 1,500 10/27/23 EUR 132.00 EUR 150,000 (317,175)
U.S. Treasury 10-Year Note ...................... 91 10/27/23 USD 110.00 USD 9,100 (19,906)
U.S. Treasury 2-Year Note ...................... 1,380 10/27/23 USD 102.13 USD 276,000 (107,814)
3-mo. SOFR Interest Futures ..................... 7,251 11/10/23 USD 96.50 USD 1,812,750 (271,913)
Delta Air Lines, Inc. ........................... 7,300 12/15/23 USD 50.00 USD 27,010 (47,450)
SPDR S&P 500 ETF Trust ....................... 799 12/15/23 USD 420.00 USD 34,156 (1,615,578)
Freeport-McMoRan, Inc. ........................ 2,500 01/19/24 USD 50.00 USD 9,323 (76,250)
3-mo. SOFR Interest Futures ..................... 5,000 06/14/24 USD 96.00 USD 1,250,000 (1,687,500)
(4,458,311)
Put
3-mo. SOFR Interest Futures ..................... 2,365 10/13/23 USD 95.13 USD 591,250 (3,399,688)
3-mo. SOFR Interest Futures ..................... 3,547 10/13/23 USD 95.25 USD 886,750 (6,207,250)
3-mo. SOFR Interest Futures ..................... 5,912 10/13/23 USD 95.38 USD 1,478,000 (12,193,500)
Comcast Corp. .............................. 4,500 10/20/23 USD 42.50 USD 19,953 (155,250)
iShares 20+ Year Treasury Bond ETF ............... 1,850 10/20/23 USD 80.00 USD 16,408 (17,575)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 1,000 10/20/23 USD 77.00 USD 8,252 (14,000)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 1,000 10/20/23 USD 75.00 USD 8,252 (12,000)
iShares Russell 2000 ETF ....................... 650 10/20/23 USD 163.00 USD 11,488 (22,100)
MGM Resorts International ...................... 700 10/20/23 USD 40.00 USD 2,573 (238,000)
Micron Technology, Inc. ........................ 2,000 10/20/23 USD 52.50 USD 13,606 (12,000)
Netflix, Inc. ................................. 150 10/20/23 USD 300.00 USD 5,664 (15,000)
Seagate Technology Holdings plc .................. 750 10/20/23 USD 55.00 USD 4,946 (5,250)
SPDR S&P 500 ETF Trust ....................... 550 10/20/23 USD 400.00 USD 23,511 (43,725)
U.S. Treasury 2-Year Note ...................... 1,840 10/27/23 USD 101.00 USD 368,000 (345,000)
Adobe, Inc. ................................. 230 11/17/23 USD 510.00 USD 11,728 (473,800)
Amazon.com, Inc. ............................ 700 11/17/23 USD 125.00 USD 8,898 (390,250)
Amazon.com, Inc. ............................ 1,000 11/17/23 USD 115.00 USD 12,712 (241,500)
Broadcom, Inc. .............................. 75 11/17/23 USD 760.00 USD 6,229 (86,625)
ConocoPhillips .............................. 1,000 11/17/23 USD 110.00 USD 11,980 (168,000)
Devon Energy Corp. ........................... 2,000 11/17/23 USD 45.00 USD 9,540 (270,000)
EURO STOXX 50 Index ........................ 685 11/17/23 EUR 3,900.00 EUR 28,596 (462,774)
Kenvue, Inc. ................................ 4,020 11/17/23 USD 20.00 USD 8,072 (281,400)
Lennar Corp. ............................... 375 11/17/23 USD 115.00 USD 4,209 (234,375)
Micron Technology, Inc. ........................ 1,800 11/17/23 USD 57.50 USD 12,245 (79,200)
Uber Technologies, Inc. ........................ 1,500 11/17/23 USD 37.50 USD 6,899 (66,000)
Uber Technologies, Inc. ........................ 1,500 11/17/23 USD 42.50 USD 6,899 (214,500)
Walmart, Inc. ............................... 1,000 11/17/23 USD 150.00 USD 15,993 (133,000)
U.S. Treasury 10-Year Note ...................... 964 11/24/23 USD 108.00 USD 96,400 (1,205,000)
U.S. Treasury 30-Year Bond ..................... 999 11/24/23 USD 105.00 USD 99,900 (421,453)
U.S. Treasury 5-Year Note ...................... 2,000 11/24/23 USD 105.50 USD 200,000 (1,765,626)
Delta Air Lines, Inc. ........................... 1,500 12/15/23 USD 35.00 USD 5,550 (201,000)
Intel Corp. ................................. 3,000 12/15/23 USD 30.00 USD 10,665 (174,000)
Invesco QQQ Trust Series 1 ..................... 3,000 12/15/23 USD 350.00 USD 107,481 (2,647,500)
STOXX Europe 600 Automobiles & Parts ............. 1,206 12/15/23 EUR 550.00 EUR 36,328 (503,642)
United Airlines Holdings, Inc. ..................... 1,500 12/15/23 USD 41.00 USD 6,345 (327,000)
Freeport-McMoRan, Inc. ........................ 2,500 01/19/24 USD 38.00 USD 9,323 (812,500)
(33,839,483)
$ (38,297,794)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. UBS AG — 10/04/23 SEK 11.00 USD 32,507 $ (92,785)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency .............. Bank of America NA — 10/06/23 BRL 5.70 EUR 26,186 $ (1,625)
USD Currency .............. Barclays Bank plc — 10/06/23 MXN 18.30 USD 21,494 (9,370)
EUR Currency .............. Barclays Bank plc — 10/16/23 USD 1.12 EUR 26,128 (123)
USD Currency .............. Goldman Sachs International — 10/26/23 ZAR 19.80 USD 35,270 (139,324)
USD Currency .............. JPMorgan Chase Bank NA — 10/31/23 JPY 143.00 USD 40,464 (1,614,379)
USD Currency .............. JPMorgan Chase Bank NA — 10/31/23 JPY 146.50 USD 101,205 (2,012,144)
USD Currency .............. HSBC Bank plc — 11/10/23 HKD 7.85 USD 223,670 (48,969)
USD Currency .............. Bank of America NA — 11/16/23 BRL 5.25 USD 42,654 (330,576)
USD Currency .............. Barclays Bank plc — 11/22/23 MXN 18.25 USD 119,791 (1,020,038)
USD Currency .............. Bank of America NA — 11/30/23 CLP 950.00 USD 21,088 (166,765)
Mitsubishi UFJ Financial Group,
Inc. ................... Citibank NA 2,024 12/08/23 JPY 1,509.26 JPY 2,568 (104,172)
Mizuho Financial Group, Inc. .... Goldman Sachs International 364 12/08/23 JPY 3,070.82 JPY 924 (47,614)
Sumitomo Mitsui Financial Group,
Inc. ................... Goldman Sachs International 59 12/08/23 JPY 8,837.35 JPY 433 (60,308)
TOPIX Bank Index ........... Morgan Stanley & Co. International plc 30,005,000 12/08/23 JPY 293.09 JPY 7,853,209 (634,088)
EUR Currency .............. JPMorgan Chase Bank NA — 12/20/23 USD 1.13 EUR 27,310 (16,374)
TOPIX Bank Index ........... BNP Paribas SA 24,787,200 01/12/24 JPY 313.92 JPY 6,487,554 (396,158)
TOPIX Bank Index ........... Goldman Sachs International 41,295,475 01/12/24 JPY 313.77 JPY 10,808,265 (663,762)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 16,541,324 01/12/24 JPY 313.85 JPY 4,329,361 (265,101)
(7,623,675)
Put
USD Currency .............. Deutsche Bank AG — 10/06/23 0 5.00 USD 20,302 (148,529)
USD Currency .............. Barclays Bank plc — 10/06/23 MXN 16.70 USD 28,660 (478)
USD Currency .............. JPMorgan Chase Bank NA — 10/18/23 CNH 6.78 USD 94,530 (753)
USD Currency .............. JPMorgan Chase Bank NA — 10/23/23 JPY 144.00 USD 55,022 (70,154)
USD Currency .............. Goldman Sachs International — 10/27/23 JPY 143.00 USD 110,216 (127,768)
EUR Currency .............. JPMorgan Chase Bank NA — 11/22/23 USD 1.03 EUR 350,438 (1,093,766)
EUR Currency .............. HSBC Bank plc — 11/22/23 EUR 1.06 EUR 228,570 (2,639,075)
GBP Currency .............. Bank of America NA — 11/22/23 CHF 1.08 GBP 199,652 (384,594)
USD Currency .............. Barclays Bank plc — 11/22/23 MXN 16.80 USD 119,791 (292,558)
USD Currency .............. Bank of America NA — 11/30/23 CLP 860.00 USD 28,118 (268,001)
USD Currency .............. Bank of America NA — 12/06/23 ZAR 17.70 USD 72,985 (239,838)
(5,265,514)
$ (12,889,189)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 BB- EUR 450.00 EUR 27,060 $ (336,638)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1.00 % Quarterly BNP Paribas SA 10/18/23 BBB+ USD 95.00 USD 108,800 (11,968)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5.00 Quarterly JPMorgan Chase Bank NA 10/18/23 B+ USD 96.00 USD 50,000 (31,061)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 Quarterly Bank of America NA 10/18/23 B+ USD 98.50 USD 27,500 (26,301)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1.00 % Quarterly Deutsche Bank AG 10/18/23 BBB+ USD 100.00 USD 150,000 $ (19,221)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 BB- EUR 500.00 EUR 14,040 (12,924)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 BB- EUR 550.00 EUR 20,315 (9,938)
(111,413)
$ (448,051)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 2.45% Annual 1-day SOFR Annual
Goldman Sachs
International 10/19/23 2.45 % USD 286,090 $ (2)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 983,120 (90)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 748,082 (2,102)
5-Year Interest Rate Swap
(a)
. 2.90% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/13/23 2.90 USD 80,790 (13,227)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 127,090 (5,778)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 01/17/24 2.75 USD 486,800 (75,329)
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination Citibank NA 01/22/24 3.80 USD 1,087,527 (137,826)
1-Year Interest Rate Swap
(a)
. 3.85% At Termination 1-day SOFR At Termination Citibank NA 01/24/24 3.85 USD 1,087,527 (160,502)
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1-day SOFR At Termination Citibank NA 02/12/24 3.75 USD 2,978,804 (630,031)
5-Year Interest Rate Swap
(a)
. 2.50% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/01/24 2.50 EUR 300,382 (567,861)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/11/24 4.00 USD 108,009 (1,058,843)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/12/24 4.00 USD 108,009 (1,065,179)
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3.96 USD 108,009 (1,010,240)
5-Year Interest Rate Swap
(a)
. 4.03% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/15/24 4.03 USD 54,005 (570,196)
5-Year Interest Rate Swap
(a)
. 2.68% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/18/24 2.68 EUR 249,211 (853,691)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Nomura International
plc 03/18/24 3.15 USD 195,643 (621,728)
10-Year Interest Rate Swap
(a)
4.15% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/25/24 4.15 USD 24,377 (578,897)
2-Year Interest Rate Swap
(a)
. 3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/24 3.80 USD 1,484,303 (3,487,258)
1-Year Interest Rate Swap
(a)
. 2.00% Annual 3-mo. EURIBOR Quarterly
JPMorgan Chase
Bank NA 08/07/24 2.00 EUR 510,520 (212,994)
1-Year Interest Rate Swap
(a)
. 2.00% Annual 3-mo. EURIBOR Quarterly
JPMorgan Chase
Bank NA 08/27/24 2.00 EUR 511,250 (253,183)
10-Year Interest Rate Swap
(a)
4.09% Semi-Annual 1-day SOFR Annual
Nomura International
plc 09/25/24 4.09 USD 16,251 (550,013)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/30/24 4.17 USD 16,251 (602,345)
10-Year Interest Rate Swap
(a)
3.59% Semi-Annual 1-day SOFR Annual Bank of America NA 08/29/25 3.59 USD 51,642 (1,456,968)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 % USD 93,926 $ (5,057,539)
(18,971,822)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 249,492 (7,360,550)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.10% Semi-Annual Citibank NA 10/06/23 5.10 USD 1,499,523 (350,624)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Semi-Annual
Goldman Sachs
International 10/13/23 3.50 USD 343,829 (21,822,932)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/13/23 4.25 USD 1,489,926 (19,607,932)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual
Goldman Sachs
International 10/16/23 4.05 USD 765,005 (12,905,295)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/17/23 4.25 USD 685,759 (8,982,836)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 10/19/23 3.30 USD 143,045 (1,579,731)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Semi-Annual
Goldman Sachs
International 10/27/23 4.40 USD 250,232 (1,332,255)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 11/01/23 4.00 USD 99,173 (2,436,964)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual Citibank NA 11/01/23 5.00 USD 495,864 (852,902)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.80% Semi-Annual
Goldman Sachs
International 11/08/23 4.80 USD 1,999,407 (7,879,566)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.85% Semi-Annual
JPMorgan Chase
Bank NA 11/10/23 4.85 USD 1,503,690 (5,038,627)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 299,233 (1,392,414)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Citibank NA 12/01/23 3.90 USD 486,800 (8,875,302)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual
JPMorgan Chase
Bank NA 12/13/23 3.90 USD 80,790 (1,834,429)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 127,090 (7,069,454)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.55% Annual
Goldman Sachs
International 12/19/23 3.55 EUR 69,050 (328,730)
10-Year Interest Rate Swap
(a)
1-day TONAR Annual 1.00% Annual
Morgan Stanley & Co.
International plc 12/20/23 1.00 JPY 12,382,820 (783,386)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.32% Semi-Annual Bank of America NA 12/21/23 5.32 USD 243,705 (223,440)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Semi-Annual Citibank NA 01/05/24 4.50 USD 249,734 (1,989,116)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.45% Annual
JPMorgan Chase
Bank NA 03/01/24 3.45 EUR 300,382 (2,742,688)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/11/24 4.00 USD 108,009 (2,311,079)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/12/24 4.00 USD 108,009 (2,313,226)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3.96 USD 108,009 (2,437,901)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Semi-Annual
Morgan Stanley & Co.
International plc 03/15/24 4.03 USD 54,005 (1,113,438)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.58% Annual
JPMorgan Chase
Bank NA 03/18/24 3.58 EUR 249,211 (1,866,802)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 4.05% Annual BNP Paribas SA 03/18/24 4.05 EUR 698,724 (1,050,228)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual
JPMorgan Chase
Bank NA 03/25/24 4.15 USD 24,377 (730,046)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 732,656 (20,269,016)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 5.20 USD 742,152 (1,740,579)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.50% At Termination
JPMorgan Chase
Bank NA 07/25/24 4.50 USD 642,640 (3,684,827)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 5.00% Annual
Goldman Sachs
International 09/20/24 5.00 GBP 23,520 (210,384)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.09% Semi-Annual
Nomura International
plc 09/25/24 4.09 USD 16,251 (629,497)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/30/24 4.17 USD 16,251 (589,033)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Semi-Annual Bank of America NA 08/29/25 3.59 USD 51,642 (3,520,220)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 % USD 93,926 $ (4,989,068)
(162,844,517)
$ (181,816,339)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V2 . 5.00 % Quarterly 12/20/27 EUR 12,595 $ (795,870) $ (479,552) $ (316,318)
Markit CDX North American High Yield Index
Series 39.V2 ..................... 5.00 Quarterly 12/20/27 USD 44,767 (1,122,375) (491,114) (631,261)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (769,560) (718,446) (51,114)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 Quarterly 06/20/28 USD 99,430 (1,696,548) (1,578,191) (118,357)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 12,000 (162,042) (187,371) 25,329
iTraxx Europe Crossover Index Series 40.V1 . 5.00 Quarterly 12/20/28 EUR 138,731 (4,573,423) (4,779,990) 206,567
iTraxx Europe Main Index Series 40.V1 ..... 1.00 Quarterly 12/20/28 EUR 39,536 (419,078) (501,106) 82,028
iTraxx Europe Senior Financials Index Series
40.V1 ......................... 1.00 Quarterly 12/20/28 EUR 123,968 (635,169) (906,568) 271,399
iTraxx Europe Subordinated Financials Index
Series 40.V1 ..................... 1.00 Quarterly 12/20/28 EUR 55,882 1,740,951 1,745,114 (4,163)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 Quarterly 12/20/28 USD 1,009,665 (12,374,600) (14,168,399) 1,793,799
$ (20,807,714) $ (22,065,623) $ 1,257,909
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5.00 % Quarterly 12/20/28 B+ USD 464,852 $ 4,426,247 $ 3,921,833 $ 504,414
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.97% At Termination 1-day ESTR At Termination 12/20/23
(a)
01/31/24 EUR 1,685,300 $ (52,378) $ — $ (52,378)
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 3,922,503 (33,960,411) — (33,960,411)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 1,961,252 29,640,218 — 29,640,218

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 $ (1,775,449) $ — $ (1,775,449)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (1,728,571) — (1,728,571)
1-day SOFR Annual 4.66% Annual N/A 03/07/24 USD 953,853 (6,315,204) — (6,315,204)
1-day SOFR Annual 4.66% Annual N/A 03/08/24 USD 1,430,518 (9,504,545) — (9,504,545)
3.61% Annual 1-day SOFR Annual N/A 03/08/24 USD 1,159,987 19,788,632 14,871 19,773,761
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 1,988,333 (16,541,795) — (16,541,795)
1-day SOFR Annual 4.66% Annual N/A 03/18/24 USD 1,926,196 (13,331,278) — (13,331,278)
3.61% Annual 1-day SOFR Annual N/A 03/19/24 USD 342,756 5,919,937 17,427 5,902,510
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 1,975,043 (45,537,831) — (45,537,831)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 987,522 31,587,378 — 31,587,378
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 2,904,724 (66,926,305) — (66,926,305)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 1,452,362 44,770,009 — 44,770,009
3.56% Annual 1-day SOFR Annual N/A 06/28/24 USD 267,946 4,998,471 32,483 4,965,988
3-mo. CD_KSDA Quarterly 3.87% Quarterly N/A 07/03/24 KRW 161,056,480 (21,161) — (21,161)
1-day SOFR At Termination 4.46% At Termination N/A 07/12/24 USD 1,936,779 (19,251,558) — (19,251,558)
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 (952,139) — (952,139)
1-day SOFR At Termination 5.37% At Termination N/A 07/12/24 USD 910,419 (978,731) — (978,731)
3.55% Annual 1-day SOFR Annual N/A 07/13/24 USD 246,525 4,654,659 35,026 4,619,633
3.57% Annual 1-day SOFR Annual N/A 07/16/24 USD 363,491 6,741,381 (4,983) 6,746,364
3.56% Annual 1-day SOFR Annual N/A 07/20/24 USD 360,069 6,766,631 13,363 6,753,268
3.56% Annual 1-day SOFR Annual N/A 07/23/24 USD 479,100 8,936,358 17,153 8,919,205
3.56% Annual 1-day SOFR Annual N/A 08/12/24 USD 356,321 6,587,006 (17,381) 6,604,387
3.56% Annual 1-day SOFR Annual N/A 08/13/24 USD 604,646 11,205,675 (32,247) 11,237,922
3.53% Annual 1-day SOFR Annual N/A 08/27/24 USD 678,054 12,687,215 96,110 12,591,105
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 551,110 (7,620,492) — (7,620,492)
3.51% Annual 1-day SOFR Annual N/A 10/20/24 USD 262,263 8,265,040 6,814 8,258,226
3.50% Annual 1-day SOFR Annual N/A 10/25/24 USD 521,289 16,641,039 53,227 16,587,812
3.48% Annual 1-day SOFR Annual N/A 11/26/24 USD 426,986 14,234,608 49,075 14,185,533
3.46% Annual 1-day SOFR Annual N/A 12/06/24 USD 560,589 19,057,227 155,369 18,901,858
1-day SOFR At Termination 4.59% At Termination 12/14/23
(a)
12/14/24 USD 1,865,764 (13,391,829) (774) (13,391,055)
3-mo. BBR Quarterly 4.70% Semi-Annual 12/20/23
(a)
12/20/24 NZD 191,595 (1,340,940) — (1,340,940)
4.04% Quarterly 3-mo. BBR Quarterly 12/20/23
(a)
12/20/24 AUD 166,050 366,557 — 366,557
0.23% Annual 1-day TONAR Annual N/A 01/11/25 JPY 4,977,810 (120,922) — (120,922)
0.24% Annual 1-day TONAR Annual N/A 01/19/25 JPY 25,150,650 (616,156) — (616,156)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (964,097) — (964,097)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (3,334,965) — (3,334,965)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (1,580,111) — (1,580,111)
28-day MXIBTIIE Monthly 9.95% Monthly N/A 02/07/25 MXN 4,205,317 (3,567,732) — (3,567,732)
3.80% Quarterly 3-mo. BBR Quarterly N/A 02/09/25 AUD 144,870 724,280 — 724,280
3-mo. BBR Quarterly 4.94% Semi-Annual N/A 02/10/25 NZD 161,110 (1,260,633) — (1,260,633)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 (50,572,668) — (50,572,668)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 (48,654,057) — (48,654,057)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 17,464,593 — 17,464,593
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (46,553,686) — (46,553,686)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 2,163,835 (1,348,047) — (1,348,047)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 21,169,757 — 21,169,757
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 6,673,850 — 6,673,850
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 7,444,879 — 7,444,879
1-day SONIA At Termination 5.29% At Termination 08/07/24
(a)
08/07/25 GBP 455,610 1,544,190 (227,931) 1,772,121
1-day SONIA At Termination 5.34% At Termination 08/07/24
(a)
08/07/25 GBP 455,620 1,821,360 13,632 1,807,728
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (18,302,141) — (18,302,141)
0.35% At Termination 1-day TONAR At Termination 09/13/24
(a)
09/13/25 JPY 51,986,000 72,864 — 72,864
28-day MXIBTIIE Monthly 9.20% Monthly 09/18/24
(a)
09/17/25 MXN 1,287,857 (423,879) — (423,879)
28-day MXIBTIIE Monthly 9.43% Monthly 09/18/24
(a)
09/17/25 MXN 3,611,875 (781,035) — (781,035)
28-day MXIBTIIE Monthly 10.53% Monthly N/A 09/24/25 MXN 711,813 (79,525) — (79,525)
4.53% At Termination 1-day SOFR At Termination 09/24/24
(a)
09/24/25 USD 253,830 (100,982) 113,476 (214,458)
0.38% At Termination 1-day TONAR At Termination 09/24/24
(a)
09/24/25 JPY 43,616,000 (2,441) — (2,441)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 1,760,353 364,398 — 364,398
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 5,679,222 — 5,679,222
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 9,154,073 — 9,154,073

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 $ 5,238,881 $ — $ 5,238,881
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (7,874,619) — (7,874,619)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (8,384,258) — (8,384,258)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (7,619,227) — (7,619,227)
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (19,235,754) — (19,235,754)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (19,457,746) — (19,457,746)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (16,330,176) — (16,330,176)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 8,257,573 — 8,257,573
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 3,370,003 — 3,370,003
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 3,257,229 — 3,257,229
1-day SONIA At Termination 3.60% At Termination 03/17/25
(a)
03/17/26 GBP 43,120 (462,650) (2,245) (460,405)
1-day SONIA At Termination 3.75% At Termination 03/17/25
(a)
03/17/26 GBP 17,910 (162,451) 35,769 (198,220)
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 8,926,051 — 8,926,051
3.94% Annual 6-mo. WIBOR Semi-Annual 03/20/24
(a)
03/20/26 PLN 66,465 43,786 — 43,786
1-day SONIA At Termination 3.57% At Termination 03/31/25
(a)
03/31/26 GBP 209,980 (2,276,398) — (2,276,398)
1-day SONIA At Termination 3.70% At Termination 03/31/25
(a)
03/31/26 GBP 21,560 (203,011) — (203,011)
1-day SONIA At Termination 3.46% At Termination 04/07/25
(a)
04/07/26 GBP 805,100 (9,573,874) 30,641 (9,604,515)
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 24,892,741 479,329 24,413,412
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,797,488 171,588 — 171,588
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,402,940 116,596 — 116,596
0.27% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 28,384,620 619,449 — 619,449
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 19,207,870 337,670 — 337,670
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,910 115,127 — 115,127
0.36% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,413,272 144,262 — 144,262
0.29% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,900 128,502 — 128,502
28-day MXIBTIIE Monthly 9.69% Monthly N/A 09/16/26 MXN 500,000 (310,281) — (310,281)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 76,171,092 (1,032,680) — (1,032,680)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 103,055,007 (1,402,604) — (1,402,604)
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 39,807,024 (421,813) — (421,813)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 36,354,228 (349,858) — (349,858)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 39,812,996 (377,670) — (377,670)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 36,354,228 (343,707) — (343,707)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 39,812,996 (379,775) — (379,775)
3-mo. CD_KSDA Quarterly 3.39% Quarterly N/A 09/20/26 KRW 36,348,775 (339,811) — (339,811)
4.49% Annual 1-day SONIA Annual 09/20/24
(a)
09/20/26 GBP 2,600 8,647 — 8,647
8.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/20/26 ZAR 708,345 286,052 — 286,052
3-mo. JIBAR Quarterly 8.74% Quarterly 12/20/23
(a)
12/20/26 ZAR 653,778 157,946 — 157,946
3.88% Annual 6-mo. WIBOR Semi-Annual 12/20/23
(a)
12/20/26 PLN 138,725 347,890 — 347,890
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 (10,817,365) — (10,817,365)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 (1,976,898) — (1,976,898)
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 98,090 (826,144) 113,312 (939,456)
28-day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (5,991,165) — (5,991,165)
0.67% Annual 1-day TONAR Annual 09/22/25
(a)
09/22/27 JPY 22,036,000 160,047 — 160,047
0.71% Annual 1-day TONAR Annual 09/29/25
(a)
09/29/27 JPY 21,524,000 72,602 — 72,602
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 (12,356,097) — (12,356,097)
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 (940,341) 2,990 (943,331)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 694,015 (6,359,077) — (6,359,077)
28-day MXIBTIIE Monthly 8.35% Monthly N/A 04/28/28 MXN 500,719 (1,396,459) — (1,396,459)
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 48,910 94,891 — 94,891
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 1,256,011 — 1,256,011
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 47,475 (636,699) — (636,699)
1-day SONIA Annual 4.87% Annual N/A 08/04/28 GBP 5,240 63,523 — 63,523
1-day SONIA Annual 4.78% Annual N/A 08/11/28 GBP 5,200 38,256 (24,991) 63,247
1-day SONIA Annual 4.90% Annual N/A 08/11/28 GBP 5,220 72,700 — 72,700
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 1,983,412 (2,178,468) — (2,178,468)
28-day MXIBTIIE Monthly 9.44% Monthly N/A 09/19/28 MXN 158,203 (58,793) — (58,793)
6-mo. PRIBOR Semi-Annual 4.32% Annual N/A 09/20/28 CZK 1,121,830 (767,013) — (767,013)
5.70% Annual 6-mo. WIBOR Semi-Annual N/A 09/20/28 PLN 155,411 (1,801,976) — (1,801,976)
4.30% Annual 1-day SOFR Annual N/A 09/21/28 USD 10,910 47,714 — 47,714
28-day MXIBTIIE Monthly 9.89% Monthly N/A 09/22/28 MXN 486,014 312,995 — 312,995

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 3.38% Annual N/A 09/29/28 EUR 16,522 $ (26,266) $ — $ (26,266)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 14,920,166 477,738 14,442,428
4.23% Annual 1-day SOFR Annual 03/20/24
(a)
03/20/29 USD 31,639 21,992 — 21,992
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 38,676,247 — 38,676,247
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 (8,499,176) — (8,499,176)
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 (11,005,788) — (11,005,788)
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 (20,504,786) — (20,504,786)
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 6,510,060 — 6,510,060
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 6,939,323 — 6,939,323
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 41,846 (1,499,276) — (1,499,276)
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (16,182,566) — (16,182,566)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (7,928,688) — (7,928,688)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (27,035,471) — (27,035,471)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (30,640,658) — (30,640,658)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (29,730,816) — (29,730,816)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (48,445,067) — (48,445,067)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (22,964,171) — (22,964,171)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (5,212,766) — (5,212,766)
6-mo. BBR Semi-Annual 4.15% Semi-Annual N/A 02/09/33 AUD 33,640 (974,568) — (974,568)
4.25% Semi-Annual 3-mo. BBR Quarterly N/A 02/10/33 NZD 37,290 1,569,941 — 1,569,941
6-mo. EURIBOR Semi-Annual 2.96% Annual N/A 03/31/33 EUR 27,350 (559,736) 3,555 (563,291)
1.91% Annual 1-day SARON Annual N/A 03/31/33 CHF 24,490 (352,175) 24,163 (376,338)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (10,223,179) — (10,223,179)
1-day ESTR Annual 2.78% Annual 08/01/28
(a)
08/01/33 EUR 33,590 (603,415) 15,848 (619,263)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 (11,241,136) — (11,241,136)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 10,573,484 — 10,573,484
1-day ESTR Annual 3.00% Annual 08/17/28
(a)
08/17/33 EUR 17,820 (158,855) (12,051) (146,804)
1-day ESTR Annual 2.92% Annual 09/12/28
(a)
09/12/33 EUR 20,670 (257,575) — (257,575)
1-day TONAR Annual 1.32% Annual 09/13/28
(a)
09/13/33 JPY 11,040,000 (286,054) — (286,054)
1-day ESTR Annual 2.86% Annual 09/19/28
(a)
09/19/33 EUR 10,330 (154,328) (39,038) (115,290)
1-day ESTR Annual 3.03% Annual 09/19/28
(a)
09/19/33 EUR 10,320 (80,659) — (80,659)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 275,000 16,476 — 16,476
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 550,000 31,070 — 31,070
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 275,000 36,714 — 36,714
1-day TONAR Annual 1.32% Annual 09/21/28
(a)
09/21/33 JPY 9,256,000 (227,264) — (227,264)
1-day TONAR Annual 1.33% Annual 09/21/28
(a)
09/21/33 JPY 9,246,000 (218,341) — (218,341)
1-day ESTR Annual 3.01% Annual 09/26/28
(a)
09/26/33 EUR 249,160 (2,175,830) (423,657) (1,752,173)
1-day TONAR Annual 1.34% Annual 09/28/28
(a)
09/28/33 JPY 9,070,000 (192,457) — (192,457)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 5,864,928 (41,806) 5,906,734
2.67% Annual 6-mo. EURIBOR Semi-Annual N/A 02/04/48 – (19,798) — (19,798)
2.81% Annual 6-mo. EURIBOR Semi-Annual N/A 08/15/48 EUR 15,355 1,084,320 — 1,084,320
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 13,727,976 (864,072) 14,592,048
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 24,466,393 (1,548,166) 26,014,559
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 14,414,889 (785,210) 15,200,099
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 8,217,301 (450,307) 8,667,608
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 8,481,785 (464,775) 8,946,560
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 3,428,788 (795,348) 4,224,136
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 13,441,941 (3,271,537) 16,713,478
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 4,179,542 (1,021,471) 5,201,013
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 34,443,375 (8,206,528) 42,649,903
2.27% Annual 6-mo. EURIBOR Semi-Annual N/A 03/04/53 EUR 4,700 725,918 — 725,918
1-day SARON Annual 1.86% Annual N/A 03/31/53 CHF 9,960 127,404 (25,784) 153,188
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/31/53 EUR 11,160 1,172,300 (3,727) 1,176,027
1-day ESTR Annual 2.78% Annual N/A 09/13/53 EUR 13,410 (763,674) (111,179) (652,495)
2.81% Annual 6-mo. EURIBOR Semi-Annual N/A 09/13/53 EUR 13,270 758,218 109,490 648,728
$ (220,972,301) $ (16,464,347) $ (204,507,954)
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.56% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/28 EUR 34,150 $ (64,484) $ — $ (64,484)
2.46% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 07/15/28 EUR 22,625 46,567 — 46,567
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 (616,990) — (616,990)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.56% At Termination 06/15/33 EUR 28,370 60,987 — 60,987
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.51% At Termination 07/15/33 EUR 28,495 (54,019) — (54,019)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 09/15/33 EUR 25,930 257,673 — 257,673
$ (370,266) $ — $ (370,266)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KB Home ............... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 $ (66,706) $ (21,101) $ (45,605)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (5,082) (1,234) (3,848)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (21,363) 6,384 (27,747)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,555 4,764 4,777 (13)
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (74,576) (21,830) (52,746)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (82,313) (21,276) (61,037)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (82,313) (22,959) (59,354)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 11,807 111,458 (99,651)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 750 3,736 36,277 (32,541)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 20,706 42,377 (21,671)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 24,019 41,548 (17,529)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (83,073) (4,217) (78,856)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (78,523) (4,822) (73,701)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (92,006) (14,327) (77,679)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (92,006) (14,327) (77,679)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (93,177) (14,537) (78,640)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (33,456) (1,990) (31,466)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,925 (1,060) 26,503 (27,563)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (70,164) 30,794 (100,958)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (137,454) 60,767 (198,221)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (35,404) (23,231) (12,173)
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (88,325) (34,346) (53,979)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (84,858) (48,741) (36,117)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 (125,758) 108,747 (234,505)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (89,847) 79,201 (169,048)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 (89,826) 77,675 (167,501)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (89,847) 79,201 (169,048)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 (54,371) 47,016 (101,387)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 (89,840) 79,195 (169,035)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (46,790) (32,660) (14,130)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (70,185) (48,983) (21,202)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (245,891) 187,083 (432,974)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Electricite de France SA ..... 1.00 % Quarterly Citibank NA 06/20/25 EUR 11,330 $ (91,545) $ (39,683) $ (51,862)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 3,764 83,622 (79,858)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 1,625 107,882 245,185 (137,303)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 132,778 360,414 (227,636)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (10,286) 28,537 (38,823)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (12,119) 44,173 (56,292)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (43,793) 124,235 (168,028)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (27,762) 76,913 (104,675)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (20,914) 31,648 (52,562)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (20,914) 29,436 (50,350)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (166,161) (135,720) (30,441)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (27,062) 25,113 (52,175)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (27,062) 25,113 (52,175)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 (36,155) 31,420 (67,575)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (85,068) (37,747) (47,321)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 9,000 (255,205) (121,421) (133,784)
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,121 (53,020) (4,441) (48,579)
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,901 (66,274) (5,551) (60,723)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,867 (154,693) (127,355) (27,338)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,933 (77,347) (63,730) (13,617)
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 5,900 (155,572) (98,864) (56,708)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (232,040) (205,059) (26,981)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (155,572) (82,186) (73,386)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (155,572) (100,225) (55,347)
Banco Santander SA ....... 1.00 Quarterly Bank of America NA 12/20/27 EUR 5,900 102,933 274,079 (171,146)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 12,500 (199,938) 110,485 (310,423)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,267 (100,236) 114,148 (214,384)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 (50,118) 57,074 (107,192)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 6,267 (109,605) 53,112 (162,717)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,200 (108,439) 52,255 (160,694)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 3,133 (54,802) 25,412 (80,214)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,200 (108,439) 44,193 (152,632)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (47,468) 35,160 (82,628)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (131,608) (108,964) (22,644)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 234,768 380,887 (146,119)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,850 95,439 244,427 (148,988)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 495,098 365,673 129,425
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 314,785 226,240 88,545
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 299,504 233,183 66,321
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 198,650 150,276 48,374
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,215 371,323 381,766 (10,443)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 314,785 226,367 88,418
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 843,500 821,717 21,783
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (56,631) 98,521 (155,152)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (35,560) 61,981 (97,541)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 11,800 85,518 386,833 (301,315)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 9,150 (1,419,074) (898,885) (520,189)
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,700 (79,422) 110,070 (189,492)
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 16,700 (197,961) 233,748 (431,709)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 5,600 230,572 375,728 (145,156)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 220,238 326,539 (106,301)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 1,050 79,384 103,520 (24,136)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 132,306 173,150 (40,844)
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 5,430 886,119 1,158,598 (272,479)
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 8,390 1,369,160 1,343,993 25,167
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,797 456,441 448,051 8,390
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 11,800 (337,361) (282,200) (55,161)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 6,975 (59,419) 382,572 (441,991)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (35,191) 175,954 (211,145)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 $ (30,864) $ 205,244 $ (236,108)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (29,705) 175,592 (205,297)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (253,860) 1,005,878 (1,259,738)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,488 (29,714) 182,898 (212,612)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 6,050 (51,539) 322,226 (373,765)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 107,197 178,764 (71,567)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 321,591 536,292 (214,701)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 548,862 1,414,037 (865,175)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 120,075 211,532 (91,457)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 EUR 3,570 43,391 6,999 36,392
eG Global Finance plc ...... 5.00 Quarterly HSBC Bank plc 06/20/28 EUR 1,633 19,848 (5,988) 25,836
eG Global Finance plc ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,785 33,850 11,012 22,838
eG Global Finance plc ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,785 33,850 21,944 11,906
Intrum AB ............... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 626 122,827 130,003 (7,176)
Intrum AB ............... 5.00 Quarterly HSBC Bank plc 06/20/28 EUR 626 122,827 131,757 (8,930)
Intrum AB ............... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,459 286,270 326,768 (40,498)
Novafives SAS ........... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 1,620 (27,783) 52,712 (80,495)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,727 (46,769) 126,317 (173,086)
Novafives SAS ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 1,080 (18,522) 14,666 (33,188)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 322,010 230,451 91,559
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 338,695 242,393 96,302
Picard Bondco SA ......... 5.00 Quarterly BNP Paribas SA 06/20/28 EUR 2,180 (24,958) 39,654 (64,612)
Picard Bondco SA ......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 535 (6,124) (2,980) (3,144)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/28 USD 1,420 473,915 484,332 (10,417)
Aegon NV ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 6,610 (63,025) (65,070) 2,045
AT&T, Inc. ............... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 42,310 172,889 194,648 (21,759)
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 7,390 363,200 331,385 31,815
BNP Paribas SA .......... 1.00 Quarterly Goldman Sachs International 12/20/28 EUR 5,600 78,674 62,784 15,890
Comcast Corp. ........... 1.00 Quarterly Goldman Sachs International 12/20/28 USD 49,710 (976,321) (1,038,026) 61,705
Commerzbank AG ......... 1.00 Quarterly Citibank NA 12/20/28 EUR 10,630 803,760 793,627 10,133
CVS Health Corp. ......... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 79,566 (1,306,434) (1,061,837) (244,597)
CVS Health Corp. ......... 1.00 Quarterly Citibank NA 12/20/28 USD 49,780 (817,366) (796,179) (21,187)
CVS Health Corp. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 51,834 (851,097) (780,401) (70,696)
Deutsche Bank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 11,800 446,950 400,007 46,943
Deutsche Bank AG ......... 1.00 Quarterly Citibank NA 12/20/28 EUR 4,090 385,559 352,288 33,271
Eni SpA ................ 1.00 Quarterly Barclays Bank plc 12/20/28 EUR 19,950 (327,536) (307,737) (19,799)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 68,522 2,570,490 2,952,010 (381,520)
Ford Motor Co. ........... 5.00 Quarterly Bank of America NA 12/20/28 USD 2,650 (279,999) (248,724) (31,275)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 4,995 (527,772) (466,221) (61,551)
Gap, Inc. (The) ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 303,669 322,563 (18,894)
HSBC Holdings plc ........ 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 24,790 (217,479) (213,908) (3,571)
HSBC Holdings plc ........ 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 19,000 (166,684) (114,360) (52,324)
ING Groep NV ............ 1.00 Quarterly Bank of America NA 12/20/28 EUR 16,550 323,821 278,547 45,274
Intesa Sanpaolo SpA ....... 1.00 Quarterly Goldman Sachs International 12/20/28 EUR 10,000 246,200 270,659 (24,459)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 12/20/28 USD 83,390 4,924,289 4,671,560 252,729
Lincoln National Corp. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 54,290 3,205,896 3,227,509 (21,613)
Lloyds Banking Group plc .... 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 10,780 307,182 287,171 20,011
MetLife, Inc. ............. 1.00 Quarterly Bank of America NA 12/20/28 USD 14,550 (55,127) (59,362) 4,235
MetLife, Inc. ............. 1.00 Quarterly BNP Paribas SA 12/20/28 USD 11,640 (44,101) (47,487) 3,386
MetLife, Inc. ............. 1.00 Quarterly Citibank NA 12/20/28 USD 5,820 (22,051) (26,344) 4,293
MetLife, Inc. ............. 1.00 Quarterly Citibank NA 12/20/28 USD 51,720 (195,960) (394,251) 198,291
MetLife, Inc. ............. 1.00 Quarterly Citibank NA 12/20/28 USD 5,820 (22,051) (26,344) 4,293
Prudential Financial, Inc. ..... 1.00 Quarterly Bank of America NA 12/20/28 USD 14,529 (55,775) (59,277) 3,502
Prudential Financial, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 51,680 (198,397) (169,832) (28,565)
Prudential Financial, Inc. ..... 1.00 Quarterly Citibank NA 12/20/28 USD 5,812 (22,310) (23,666) 1,356
Prudential Financial, Inc. ..... 1.00 Quarterly Citibank NA 12/20/28 USD 5,812 (22,310) (18,391) (3,919)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 64,050 3,781,663 3,700,886 80,777

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 65,520 $ 3,868,456 $ 3,731,586 $ 136,870
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 14,224 1,086,748 1,161,106 (74,358)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 15,726 1,201,463 1,277,402 (75,939)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 12,580 961,171 1,031,948 (70,777)
Solvay SA ............... 1.00 Quarterly BNP Paribas SA 12/20/28 EUR 23,141 (187,593) (226,400) 38,807
Solvay SA ............... 1.00 Quarterly Goldman Sachs International 12/20/28 EUR 26,529 (215,058) (305,966) 90,908
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 12,900 101,366 103,730 (2,364)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 10,030 662,595 570,414 92,181
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 58,261 673,764 480,002 193,762
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,953 26,981 87,307 (60,326)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 54 157 (103)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,096 31,414 84,848 (53,434)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 1,051,514 150,344 901,170
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 314,375 104,914 209,461
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 361,445 84,485 276,960
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 306,818 71,716 235,102
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 22 (1) (10,894) 10,893
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 10 (1) (917) 916
$ – $ – $ –
$ 24,273,685 $ 35,024,424 $ (10,750,739)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1.00 % Quarterly Citibank NA 12/20/23 BBB USD 17,800 $ 24,509 $ 18,710 $ 5,799
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 6,553 67,074 (24,848) 91,922
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 6,500 66,531 (24,364) 90,895
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 BB- EUR 2,000 20,471 (6,961) 27,432
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 4,620 9,803 (21,486) 31,289
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB USD 16,889 169,257 157,279 11,978
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 1,117 (92,658) (110,892) 18,234
Bank of America Corp. .. 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 418,111 354,555 63,556
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 74,356 444,385 443,644 741
Morgan Stanley ....... 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 520,511 470,406 50,105
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 5,430 (211,768) (388,264) 176,496
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 182,229 135,688 46,541
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 216,396 178,748 37,648
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 78,459 66,947 11,512
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 167,043 141,900 25,143
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 225,189 228,984 (3,795)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 5,593 (347,296) (105,619) (241,677)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 146,802 154,612 (7,810)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 244,669 257,562 (12,893)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 146,801 155,921 (9,120)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 235,740 237,278 (1,538)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 $ 69,167 $ 65,695 $ 3,472
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,408 300,913 173,347 127,566
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 410 43,654 12,510 31,144
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 310 33,007 16,813 16,194
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (23,006) (40,681) 17,675
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 (144,730) 53,268 (197,998)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 (229,680) 83,298 (312,978)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 110 14,201 2,599 11,602
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 3,940 506,503 64,881 441,622
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,474 189,526 (44,311) 233,837
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 609 78,313 15,602 62,711
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 2,211 284,288 (64,847) 349,135
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 NR EUR 1,474 189,526 (40,032) 229,558
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 163 20,926 4,429 16,497
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 575 73,973 15,955 58,018
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 612 78,694 16,974 61,720
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,104 270,478 172,660 97,818
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 631 (114,209) (123,847) 9,638
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 3,750 (679,192) (721,243) 42,051
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,309 (237,084) (251,762) 14,678
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 379 (68,648) (72,899) 4,251
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,065 (192,957) (204,904) 11,947
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 1,088 (197,080) (215,437) 18,357
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 309 (55,990) (61,205) 5,215
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 647 (117,175) (125,935) 8,760
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 225 (40,760) (43,762) 3,002
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 469 (84,959) (91,216) 6,257
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 285 38,902 (8,676) 47,578
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 7,215 984,838 (188,456) 1,173,294
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 300 40,950 (5,953) 46,903
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 3,100 423,146 (71,388) 494,534
HCA, Inc. ........... 5.00 Quarterly Citibank NA 12/20/27 BBB- USD 1,985 309,771 263,773 45,998
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 06/20/28 BBB- USD 2,975 498,684 468,723 29,961
Tenet Healthcare Corp. .. 5.00 Quarterly BNP Paribas SA 06/20/28 B- USD 2,675 213,373 240,166 (26,793)
Glencore Finance Europe
Ltd. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 BBB+ EUR 27,100 4,282,402 4,302,654 (20,252)
Stellantis NV ......... 5.00 Quarterly Barclays Bank plc 12/20/28 BBB EUR 9,160 1,540,091 1,490,616 49,475
Stellantis NV ......... 5.00 Quarterly Barclays Bank plc 12/20/28 BBB EUR 4,580 770,046 745,308 24,738
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (339,667) (65,393) (274,274)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 $ (320,985) $ (61,575) $ (259,410)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (339,667) (56,392) (283,275)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 7,413 (679,334) (115,389) (563,945)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (340,803) (3,503) (337,300)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 579 (125,016) (1,549) (123,467)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,392 (300,556) (139,941) (160,615)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (293,647) (282,609) (11,038)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 960 (207,280) (103,038) (104,242)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (361,445) (154,714) (206,731)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 664 (143,369) (1,779) (141,590)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (353,024) (398,191) 45,167
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (518,200) 2,308 (520,508)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (74,498) (20,359) (54,139)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 4,375 (1,055,378) (727,992) (327,386)
$ 6,349,291 $ 6,022,401 $ 326,890
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 1,379,473 $ (4,808) $ — $ (4,808)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 818,625 (2,853) — (2,853)
12.37% At Termination 1-day IBR At Termination Citibank NA 04/18/24 COP 368,616,006 288,145 — 288,145
11.90% At Termination 1-day IBR At Termination Bank of America NA 10/19/24 COP 191,155,765 245,930 — 245,930
1-day
BZDIOVER At Termination 10.60% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 729,041 (595,912) — (595,912)
1-day
BZDIOVER At Termination 10.68% At Termination Citibank NA 01/02/25 BRL 203,149 (78,102) — (78,102)
1-day
BZDIOVER At Termination 10.92% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 310,253 62,634 — 62,634
1-day
BZDIOVER At Termination 10.95% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 203,149 50,126 — 50,126
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 274,843 343,638 — 343,638
1-day
BZDIOVER At Termination 12.78% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 1,126,055 4,419,525 — 4,419,525
1-day
BZDIOVER At Termination 13.13% At Termination Bank of America NA 01/02/25 BRL 27,073 140,481 — 140,481
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA 01/02/25 BRL 563,780 2,978,154 — 2,978,154

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 294,168 $ 1,586,658 $ — $ 1,586,658
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 154,749 857,882 — 857,882
1-day
BZDIOVER At Termination 13.32% At Termination Bank of America NA 01/02/25 BRL 562,555 3,329,471 — 3,329,471
10.20% At Termination 1-day IBR At Termination
Goldman Sachs
International 02/28/25 COP 77,499,574 218,471 — 218,471
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 527,629 (1,278,804) — (1,278,804)
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 43,704 65,650 — 65,650
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 36,162 100,130 — 100,130
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 265,757 972,576 — 972,576
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 15,056 56,503 — 56,503
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 15,719 60,257 — 60,257
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 281,977 1,118,702 — 1,118,702
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 43,187 175,970 — 175,970
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 27,644 114,122 — 114,122
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 511,531 (1,498,576) — (1,498,576)
28-day
MXIBTIIE Monthly 6.02% Monthly Citibank NA 03/24/26 MXN 969,089 (5,398,455) — (5,398,455)
7.64% Monthly
28-day
MXIBTIIE Monthly UBS AG 11/18/26 MXN 517,782 1,913,281 — 1,913,281
7.71% Monthly
28-day
MXIBTIIE Monthly BNP Paribas SA 11/19/26 MXN 1,002,958 3,592,815 — 3,592,815
10.56% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 173,852 194,105 — 194,105
10.56% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 115,901 129,403 — 129,403
1-day
BZDIOVER At Termination 10.03% At Termination BNP Paribas SA 01/04/27 BRL 241,046 (1,299,631) — (1,299,631)
1-day
BZDIOVER At Termination 10.03% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 268,512 (1,351,201) — (1,351,201)
1-day
BZDIOVER At Termination 10.05% At Termination
Goldman Sachs
International 01/04/27 BRL 685,025 (3,616,861) — (3,616,861)
1-day
BZDIOVER At Termination 10.10% At Termination Bank of America NA 01/04/27 BRL 256,421 (1,279,211) — (1,279,211)
1-day
BZDIOVER At Termination 10.11% At Termination Bank of America NA 01/04/27 BRL 14,970 (71,614) — (71,614)
1-day
BZDIOVER At Termination 10.12% At Termination Bank of America NA 01/04/27 BRL 341,681 (1,660,781) — (1,660,781)
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 327,826 (1,588,187) — (1,588,187)
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 1,830 (8,893) — (8,893)
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 550,947 (1,706,986) — (1,706,986)
1-day
BZDIOVER At Termination 10.43% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 14,970 (54,841) — (54,841)
1-day
BZDIOVER At Termination 9.94% At Termination BNP Paribas SA 01/04/27 BRL 7,490 (42,823) — (42,823)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 9.95% At Termination Citibank NA 01/04/27 BRL 269,132 $ (1,480,106) $ — $ (1,480,106)
1-day
BZDIOVER At Termination 9.97% At Termination Bank of America NA 01/04/27 BRL 276,479 (1,494,684) — (1,494,684)
1-day
BZDIOVER At Termination 9.99% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 268,801 (1,411,309) — (1,411,309)
$ (2,910,009) $ — $ (2,910,009)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
1.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Barclays Bank plc 09/28/23 — $ (24,727) $ — $ (24,727)
1-day SOFR minus
1.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 10/16/23 USD 170 (219,214) — (219,214)
1-day SOFR minus
1.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 10/16/23 USD 704 (907,813) — (907,813)
1-day SOFR minus
2.00% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Barclays Bank plc 10/27/23 USD 100 (11,000) — (11,000)
0.00% ........... At Termination
Goldman Sachs
Calls-Vs-Calls US
Series 4 Excess
Return Strategy
At
Termination
Goldman Sachs
International 11/15/23 USD 8,509 130,462 — 130,462
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/07/23 USD 23,741 180,076 — 180,076
1-day SOFR minus
1.05% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 12/15/23 USD 862 (869,185) — (869,185)
1-day SOFR minus
1.05% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/15/23 USD 3,856 (3,888,429) — (3,888,429)
1-day SOFR minus
1.05% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/15/23 USD 482 (485,517) — (485,517)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.50%
At
Termination BNP Paribas SA 12/15/23 USD 1,433 1,431,778 — 1,431,778
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
Morgan Stanley & Co.
International plc 12/20/23 USD 94,825 1,070,741 907,471 163,270

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 03/15/24 USD 17,639 $ (13,875) $ — $ (13,875)
$ (3,606,703) $ 907,471 $ (4,514,174)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
01/01/50 $ (169,788,534) $ 4,257,918
(c)
$ (165,653,935) 1.1%
Monthly
Merrill Lynch
International &
Co.
(d)
03/15/28 (907,179,772) 16,449,532
(e)
(892,497,468) 3.1
$ 20,707,450 $ (1,058,151,403)
(b) (d)
Range: 1-1,300 basis points 300 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER) Bank of Canada Overnight Rate Target (CABROVER)
CAD - Overnight Interbank Rate Overnight CHF - Swiss Average Rate O/N (SSARON)
CHF - Swiss Average Rate O/N (SSARON) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE) MXN - 28D Mexican Interbank Rate (TIIE)
NOK - Norwegian Overnight Weighted Average (NOWA) NOK - 1W Norway Interbank Offer Rate (NIBOR)
SEK - TN Stockholm Interbank Offer Rate (STIBOR) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)
(b) JPMChase
(c)
Amount includes $123,319 of net dividends and financing fees.
(d) Merill Lynch
(e)
Amount includes $1,767,228 of net dividends and financing fees.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date January 1, 2050:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Medibank Pvt Ltd. ......... 375,300 $ 828,337 (0.5) %
Transurban Group ......... 128,200 1,041,709 (0.6)
Wesfarmers Ltd. .......... 55,100 1,864,804 (1.1)
3,734,850
Brazil
Telefonica Brasil SA ........ 116,100 992,493 (0.6)
Canada
Hydro One Ltd. ........... 71,100 1,810,151 (1.1)
Metro, Inc. .............. 49,400 2,565,563 (1.5)
National Bank of Canada .... 27,000 1,793,639 (1.1)
6,169,353
China
Li Auto, Inc., Class A ....... 45,200 806,623 (0.5)
France
AXA SA ................ 80,500 2,388,344 (1.5)
Dassault Systemes SE ..... 41,300 1,533,982 (0.9)
Eurazeo SE ............. 17,000 1,011,586 (0.6)
4,933,912
Germany
Bayerische Motoren Werke AG 17,700 1,797,739 (1.1)
Japan
ANA Holdings, Inc. ........ 65,000 1,360,974 (0.8)
Aozora Bank Ltd. ......... 57,100 1,166,552 (0.7)
Bank of Kyoto Ltd. (The) .... 16,700 941,275 (0.6)
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 75,400 990,686 (0.6)
Daiwa Securities Group, Inc. .. 236,700 1,364,944 (0.8)
Heiwa Corp. ............. 71,000 1,018,977 (0.6)
Hulic Co. Ltd. ............ 219,700 1,970,013 (1.2)
Japan Post Insurance Co. Ltd. 74,900 1,259,695 (0.8)
Kamigumi Co. Ltd. ........ 53,000 1,091,482 (0.7)
Mani, Inc. .............. 72,800 882,738 (0.5)
NSK Ltd. ............... 241,400 1,357,344 (0.8)
Otsuka Corp. ............ 43,800 1,853,112 (1.1)
Pigeon Corp. ............ 91,100 1,028,277 (0.6)
Rakus Co. Ltd. ........... 55,100 755,942 (0.5)
Sekisui House Ltd. ........ 79,800 1,588,135 (1.0)
Shionogi & Co. Ltd. ........ 31,100 1,387,199 (0.8)
Shiseido Co. Ltd. ......... 37,300 1,307,147 (0.8)
Sojitz Corp. ............. 54,700 1,198,237 (0.7)
Takeda Pharmaceutical Co. Ltd. 64,500 1,999,275 (1.2)
24,522,004
Mexico
Grupo Aeroportuario del Sureste
SAB de CV, Class B ..... 32,900 806,194 (0.5)
Netherlands
ABN AMRO Bank NV, CVA ... 91,800 1,297,368 (0.8)
Koninklijke Vopak NV ...... 26,600 909,879 (0.6)
Wolters Kluwer NV ........ 11,600 1,404,476 (0.8)
3,611,723
Singapore
Keppel Corp. Ltd. ......... 218,900 1,087,020 (0.7)
Shares Value
% of Basket
Value
South Korea
DB Insurance Co. Ltd. ...... 11,200 $ 742,108 (0.5) %
Hyundai Mobis Co. Ltd. ..... 5,300 943,286 (0.6)
KB Financial Group, Inc. .... 25,700 1,048,223 (0.6)
Samsung Fire & Marine
Insurance Co. Ltd. ...... 3,600 692,374 (0.4)
Samsung Securities Co. Ltd. .. 43,600 1,186,236 (0.7)
4,612,227
Spain
Aena SME SA ........... 9,800 1,474,680 (0.9)
Banco Santander SA ....... 446,600 1,700,683 (1.0)
3,175,363
Sweden
SKF AB, Class B .......... 54,700 908,104 (0.5)
Switzerland
DKSH Holding AG ......... 23,000 1,555,768 (0.9)
Novartis AG (Registered) .... 26,400 2,696,196 (1.6)
SGS SA (Registered) ....... 18,100 1,519,054 (0.9)
5,771,018
Taiwan
Acer, Inc. ............... 1,079,000 1,215,795 (0.7)
Asustek Computer, Inc. ..... 63,000 716,880 (0.4)
Cheng Shin Rubber Industry Co.
Ltd. ................ 986,000 1,298,934 (0.8)
Quanta Computer, Inc. ...... 86,000 643,634 (0.4)
3,875,243
United Kingdom
CNH Industrial NV ......... 97,100 1,178,760 (0.7)
Pearson plc ............. 134,200 1,415,912 (0.8)
2,594,672
United States
AES Corp. (The) .......... 50,200 763,040 (0.5)
Amcor plc .............. 154,000 1,410,640 (0.8)
American Water Works Co., Inc. 9,400 1,164,002 (0.7)
Autodesk, Inc. ........... 8,000 1,655,280 (1.0)
Banc of California, Inc. ...... 116,323 1,440,079 (0.9)
Clorox Co. (The) .......... 8,000 1,048,480 (0.6)
Coca-Cola Co. (The) ....... 48,100 2,692,638 (1.6)
Colgate-Palmolive Co. ...... 29,000 2,062,190 (1.2)
Equity Residential ......... 28,300 1,661,493 (1.0)
Fastenal Co. ............ 29,200 1,595,488 (1.0)
Healthpeak Properties, Inc. ... 64,700 1,187,892 (0.7)
Holcim AG .............. 26,000 1,664,231 (1.0)
Invesco Ltd. ............. 69,200 1,004,784 (0.6)
Kimberly-Clark Corp. ....... 17,700 2,139,045 (1.3)
KLA Corp. .............. 1,900 871,454 (0.5)
Lennar Corp., Class A ...... 10,900 1,223,307 (0.7)
Mettler-Toledo International, Inc. 1,300 1,440,491 (0.9)
Microsoft Corp. ........... 4,500 1,420,875 (0.9)
Moody's Corp. ........... 5,500 1,738,935 (1.0)
Rollins, Inc. ............. 6,200 231,446 (0.1)
RTX Corp. .............. 14,600 1,050,762 (0.6)
Skyworks Solutions, Inc. .... 10,700 1,054,913 (0.6)
TJX Cos., Inc. (The) ....... 23,800 2,115,344 (1.3)
VICI Properties, Inc. ....... 64,800 1,885,680 (1.1)
WEC Energy Group, Inc. .... 16,200 1,304,910 (0.8)
Willis Towers Watson plc .... 6,800 1,420,928 (0.9)
37,248,327

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Preferred Securities
Brazil
Ambev SA .............. 368,600 $ 962,098 (0.6) %
Cia Energetica de Minas Gerais
(Preference) .......... 263,300 648,487 (0.4)
1,610,585
Total Reference Entity — Long ............ 108,257,450
Reference Entity — Short
Common Stocks
Australia
Aurizon Holdings Ltd. ...... (553,100) (1,236,687) 0.7
Computershare Ltd. ........ (70,600) (1,176,516) 0.7
Goodman Group .......... (103,600) (1,419,925) 0.9
NEXTDC Ltd. ............ (99,200) (784,908) 0.5
Reece Ltd. .............. (72,400) (861,802) 0.5
Suncorp Group Ltd. ........ (169,100) (1,506,619) 0.9
(6,986,457)
Belgium
D'ieteren Group .......... (5,900) (994,703) 0.6
Lotus Bakeries NV ........ (100) (813,025) 0.5
(1,807,728)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (778,400) (730,928) 0.4
Canada
Bank of Nova Scotia (The) ... (46,900) (2,102,170) 1.3
Canadian Imperial Bank of
Commerce ........... (55,400) (2,138,503) 1.3
Power Corp. of Canada ..... (67,700) (1,723,590) 1.0
Restaurant Brands International,
Inc. ................. (17,100) (1,138,741) 0.7
(7,103,004)
Finland
Metso OYJ .............. (108,700) (1,139,922) 0.7
France
Covivio SA .............. (26,100) (1,157,709) 0.7
ICADE ................ (1,000) (32,935) 0.0
Sodexo SA ............. (7,400) (761,812) 0.5
(1,952,456)
Germany
Deutsche Telekom AG
(Registered) ........... (39,500) (828,584) 0.5
Italy
Davide Campari-Milano NV .. (86,900) (1,023,015) 0.6
Japan
Aeon Mall Co. Ltd. ........ (113,600) (1,336,998) 0.8
DIC Corp. .............. (61,000) (990,172) 0.6
Hachijuni Bank Ltd. (The) .... (139,700) (770,116) 0.5
Hitachi Ltd. ............. (22,800) (1,413,089) 0.9
KDDI Corp. ............. (58,800) (1,799,896) 1.1
Keihan Holdings Co. Ltd. .... (45,400) (1,205,127) 0.7
K's Holdings Corp. ........ (159,100) (1,459,959) 0.9
McDonald's Holdings Co. Japan
Ltd. ................ (31,700) (1,211,235) 0.7
Mitsubishi Gas Chemical Co.,
Inc. ................. (100,100) (1,345,445) 0.8
NEC Corp. .............. (15,300) (844,906) 0.5
Olympus Corp. ........... (60,300) (782,904) 0.5
Rakuten Group, Inc. ....... (171,500) (704,658) 0.4
Shares Value
% of Basket
Value
Japan (continued)
Seven Bank Ltd. .......... (595,000) $ (1,236,922) 0.7%
SoftBank Group Corp. ...... (19,500) (821,448) 0.5
SUMCO Corp. ........... (165,100) (2,148,443) 1.3
Toda Corp. .............. (269,800) (1,459,780) 0.9
Yamada Holdings Co. Ltd. ... (318,800) (980,412) 0.6
(20,511,510)
Luxembourg
Reinet Investments SCA .... (27,200) (597,233) 0.3
Mexico
America Movil SAB de CV ... (1,787,800) (1,543,904) 0.9
Industrias Penoles SAB de CV (39,300) (462,580) 0.3
(2,006,484)
Netherlands
ASR Nederland NV ........ (21,900) (819,435) 0.5
Koninklijke Philips NV ...... (31,500) (628,496) 0.4
(1,447,931)
Norway
Salmar ASA ............. (22,600) (1,144,655) 0.7
Poland
InPost SA .............. (57,400) (665,410) 0.4
Singapore
Jardine Cycle & Carriage Ltd. . (38,900) (906,922) 0.6
South Korea
Coway Co. Ltd. ........... (43,274) (1,321,091) 0.8
Kakao Corp. ............. (26,800) (874,661) 0.5
KT&G Corp. ............. (22,430) (1,432,429) 0.9
SK, Inc. ................ (12,476) (1,348,990) 0.8
Yuhan Corp. ............. (20,727) (1,163,491) 0.7
(6,140,662)
Spain
Naturgy Energy Group SA ... (47,200) (1,284,084) 0.8
Telefonica SA ............ (366,500) (1,497,278) 0.9
(2,781,362)
Sweden
Essity AB, Class B ........ (57,700) (1,244,430) 0.7
Switzerland
Adecco Group AG (Registered) (25,800) (1,059,687) 0.6
Helvetia Holding AG
(Registered) ........... (11,000) (1,536,574) 0.9
Sika AG (Registered) ....... (5,100) (1,292,141) 0.8
Straumann Holding AG
(Registered) ........... (8,300) (1,056,415) 0.6
(4,944,817)
Taiwan
China Steel Corp. ......... (635,000) (496,912) 0.3
E.Sun Financial Holding Co. Ltd. (1,137,000) (854,739) 0.5
Formosa Plastics Corp. ..... (420,000) (1,038,270) 0.6
Mega Financial Holding Co. Ltd. (113,000) (132,094) 0.1
Powerchip Semiconductor
Manufacturing Corp. ..... (534,000) (440,303) 0.3
Yuanta Financial Holding Co.
Ltd. ................ (2,390,120) (1,856,680) 1.1
(4,818,998)
United Kingdom
United Utilities Group plc .... (134,500) (1,554,149) 0.9

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
United States
Aflac, Inc. .............. (20,100) $ (1,542,675) 0.9%
Bank of America Corp. ...... (71,019) (1,944,500) 1.2
Bank of Hawaii Corp. ....... (55,485) (2,757,050) 1.7
BankUnited, Inc. .......... (56,502) (1,282,595) 0.8
Banner Corp. ............ (41,479) (1,757,880) 1.1
Becton Dickinson & Co. ..... (4,100) (1,059,973) 0.6
Blackstone, Inc. .......... (9,100) (974,974) 0.6
Boston Properties, Inc. ...... (17,000) (1,011,160) 0.6
Charles River Laboratories
International, Inc. ....... (5,900) (1,156,282) 0.7
Charles Schwab Corp. (The) .. (78,910) (4,332,159) 2.6
Cognizant Technology Solutions
Corp., Class A ......... (14,300) (968,682) 0.6
Community Bank System, Inc. . (83,596) (3,528,587) 2.1
Crown Castle, Inc. ......... (14,800) (1,362,044) 0.8
Darden Restaurants, Inc. .... (7,000) (1,002,540) 0.6
Emerson Electric Co. ....... (14,300) (1,380,951) 0.8
FB Financial Corp. ........ (73,859) (2,094,641) 1.3
Fiserv, Inc. .............. (12,300) (1,389,408) 0.8
Gen Digital, Inc. .......... (42,900) (758,472) 0.5
Glacier Bancorp, Inc. ....... (67,211) (1,915,514) 1.2
Hologic, Inc. ............. (15,800) (1,096,520) 0.7
IDEX Corp. ............. (7,500) (1,560,150) 0.9
Independent Bank Group, Inc. . (55,645) (2,200,760) 1.3
Invesco Preferred ETF ...... (1,000,000) (10,950,000) 6.6
Iron Mountain, Inc. ........ (18,200) (1,081,990) 0.7
iShares Preferred & Income
Securities ETF ......... (500,000) (15,075,000) 9.1
KKR & Co., Inc. .......... (23,800) (1,466,080) 0.9
Laboratory Corp. of America
Holdings ............. (5,700) (1,145,985) 0.7
Lamb Weston Holdings, Inc. .. (12,600) (1,164,996) 0.7
Lowe's Cos., Inc. ......... (5,000) (1,039,200) 0.6
Morgan Stanley .......... (20,171) (1,647,366) 1.0
OceanFirst Financial Corp. ... (70,548) (1,020,830) 0.6
Pacific Premier Bancorp, Inc. . (53,355) (1,161,005) 0.7
PacWest Bancorp ......... (177,079) (1,400,695) 0.8
Procter & Gamble Co. (The) .. (13,700) (1,998,282) 1.2
Prosperity Bancshares, Inc. .. (31,179) (1,701,750) 1.0
Quanta Services, Inc. ...... (5,900) (1,103,713) 0.7
Realty Income Corp. ....... (38,700) (1,932,678) 1.2
Republic Services, Inc. ..... (8,900) (1,268,339) 0.8
Simmons First National Corp.,
Class A .............. (115,265) (1,954,894) 1.2
Southwest Airlines Co. ...... (68,900) (1,865,123) 1.1
STERIS plc ............. (4,000) (877,680) 0.5
Take-Two Interactive Software,
Inc. ................. (7,400) (1,038,886) 0.6
Truist Financial Corp. ....... (134,702) (3,853,824) 2.3
Tyson Foods, Inc., Class A ... (20,400) (1,029,996) 0.6
Union Pacific Corp. ........ (6,800) (1,384,684) 0.8
Valley National Bancorp ..... (448,712) (3,840,975) 2.3
Washington Federal, Inc. .... (73,386) (1,880,149) 1.1
Waste Connections, Inc. ..... (9,800) (1,316,140) 0.8
Waste Management, Inc. .... (13,200) (2,012,208) 1.2
Waters Corp. ............ (4,100) (1,124,261) 0.7
Western Alliance Bancorp .... (77,360) (3,556,239) 2.1
Zions Bancorp NA ......... (25,608) (893,463) 0.5
(108,863,948)
Shares Value
% of Basket
Value
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (325,000) $ (33,156,500) 20.0%
Vanguard Intermediate-Term
Corporate Bond ETF ..... (786,291) (59,742,390) 36.1
(92,898,890)
Preferred Securities
Brazil
Alpargatas SA ........... (382,000) (615,571) 0.4
Germany
Henkel AG & Co. KGaA
(Preference) .......... (16,800) (1,196,319) 0.7
Total Reference Entity — Short ............ (273,911,385)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (165,653,935)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
ANZ Group Holdings Ltd. .... 85,300 1,399,062 (0.2)
Metcash Ltd. ............ 343,100 830,631 (0.1)
Woolworths Group Ltd. ..... 50,100 1,199,454 (0.1)
3,429,147
Brazil
B3 SA - Brasil Bolsa Balcao .. 249,900 610,015 (0.0)
Canada
Canadian National Railway Co. 20,200 2,187,534 (0.2)
Enbridge, Inc. ............ 62,000 2,056,396 (0.2)
Pembina Pipeline Corp. ..... 61,300 1,843,175 (0.2)
6,087,105
China
China Tower Corp. Ltd., Class H 16,660,000 1,591,533 (0.2)
Wilmar International Ltd. .... 614,800 1,673,050 (0.2)
3,264,583
Finland
Elisa OYJ .............. 39,600 1,836,377 (0.2)
France
Gecina SA .............. 16,900 1,723,091 (0.2)
Germany
ADLER Group SA ......... 54,975 28,248 (0.0)
Lanxess AG ............. 26,000 657,324 (0.1)
685,572
Hong Kong
Hongkong Land Holdings Ltd. . 413,200 1,473,598 (0.1)
Prudential plc ............ 67,900 729,880 (0.1)
2,203,478
Italy
Lottomatica Group Spa ..... 197,963 1,843,273 (0.2)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan
Alfresa Holdings Corp. ...... 65,300 $ 1,070,613 (0.1) %
Astellas Pharma, Inc. ....... 82,900 1,147,471 (0.1)
FUJIFILM Holdings Corp. .... 33,500 1,937,995 (0.2)
Kakaku.com, Inc. ......... 70,100 709,876 (0.1)
Kewpie Corp. ............ 54,200 871,284 (0.1)
Nichirei Corp. ............ 38,100 836,728 (0.1)
Nippon Paint Holdings Co. Ltd. 126,600 850,262 (0.1)
SMS Co. Ltd. ............ 59,100 1,004,343 (0.1)
Stanley Electric Co. Ltd. ..... 69,200 1,092,743 (0.1)
9,521,315
Mexico
Arca Continental SAB de CV .. 158,800 1,446,718 (0.2)
Netherlands
Akzo Nobel NV ........... 20,000 1,441,969 (0.2)
ASML Holding NV ......... 1,800 1,059,751 (0.1)
2,501,720
Norway
Norsk Hydro ASA ......... 132,400 828,538 (0.1)
Orkla ASA .............. 97,200 725,981 (0.1)
1,554,519
Poland
Powszechna Kasa Oszczednosci
Bank Polski SA ......... 93,000 735,701 (0.1)
Singapore
CapitaLand Ascott Trust ..... 1,165,179 816,743 (0.1)
South Korea
HD Hyundai Infracore Co. Ltd. . 59,700 468,791 (0.0)
Meritz Financial Group, Inc. .. 12,900 527,933 (0.1)
Samsung C&T Corp. ....... 17,900 1,427,174 (0.2)
2,423,898
Sweden
Assa Abloy AB, Class B ..... 84,100 1,827,373 (0.2)
Switzerland
Clariant AG (Registered) .... 70,500 1,111,548 (0.1)
Taiwan
ASE Technology Holding Co.
Ltd. ................ 369,000 1,259,568 (0.2)
Chunghwa Telecom Co. Ltd. .. 582,000 2,091,927 (0.2)
Compal Electronics, Inc. ..... 1,114,000 1,061,544 (0.1)
Eva Airways Corp. ......... 843,000 777,707 (0.1)
Nien Made Enterprise Co. Ltd. 74,000 710,438 (0.1)
5,901,184
United Kingdom
Bunzl plc ............... 35,800 1,274,973 (0.2)
Burberry Group plc ........ 49,700 1,151,794 (0.1)
EnQuest plc ............. 4,891,224 906,616 (0.1)
Liberty Global plc, Class A ... 121,654 2,082,716 (0.2)
5,416,099
United States
Adobe, Inc. ............. 2,000 1,019,800 (0.1)
Altice USA, Inc., Class A .... 98,847 323,230 (0.0)
Booking Holdings, Inc. ...... 500 1,541,975 (0.2)
Centene Corp. ........... 18,000 1,239,840 (0.1)
CRH plc ............... 35,200 1,940,722 (0.2)
DR Horton, Inc. ........... 9,300 999,471 (0.1)
Eversource Energy ........ 20,500 1,192,075 (0.1)
Fidelity National Information
Services, Inc. .......... 14,800 817,996 (0.1)
Shares Value
% of Basket
Value
United States (continued)
Fortinet, Inc. ............. 17,700 $ 1,038,636 (0.1) %
Franklin Resources, Inc. ..... 61,200 1,504,296 (0.2)
Goldman Sachs Group, Inc.
(The) ............... 3,600 1,164,852 (0.1)
Hartford Financial Services
Group, Inc. (The) ....... 30,500 2,162,755 (0.3)
HCA Healthcare, Inc. ....... 6,700 1,648,066 (0.2)
Humana, Inc. ............ 2,500 1,216,300 (0.1)
International Paper Co. ..... 33,600 1,191,792 (0.1)
Keysight Technologies, Inc. ... 8,300 1,098,173 (0.1)
Lockheed Martin Corp. ...... 3,800 1,554,048 (0.2)
Masco Corp. ............ 22,900 1,224,005 (0.1)
MGM Resorts International ... 33,800 1,242,488 (0.1)
Nasdaq, Inc. ............ 34,400 1,671,496 (0.2)
Paycom Software, Inc. ...... 4,000 1,037,080 (0.1)
Rollins, Inc. ............. 28,800 1,075,104 (0.1)
Salesforce, Inc. ........... 5,500 1,115,290 (0.1)
Southwest Airlines Co. ...... 10,000 270,700 (0.0)
UnitedHealth Group, Inc. .... 2,700 1,361,313 (0.2)
Xcel Energy, Inc. .......... 21,500 1,230,230 (0.1)
31,881,733
Total Reference Entity — Long ............ 86,821,192
Reference Entity — Short
Preferred Securities
Germany
Sartorius AG (Preference) ... (1,700) (575,780) 0.1
Common Stocks
Brazil
Localiza Rent a Car SA ..... (174,872) (2,042,153) 0.2
Canada
Brookfield Asset Management
Ltd., Class A .......... (33,400) (1,112,964) 0.1
Canadian Pacific Kansas City
Ltd. ................ (26,400) (1,962,337) 0.2
Constellation Software, Inc. .. (600) (1,238,684) 0.1
TC Energy Corp. .......... (39,700) (1,365,277) 0.2
(5,679,262)
China
Flat Glass Group Co. Ltd., Class
H .................. (211,000) (472,052) 0.0
Guangzhou Automobile Group
Co. Ltd., Class H ....... (1,348,000) (664,318) 0.1
iQIYI, Inc., ADR .......... (881,500) (4,178,310) 0.5
Luye Pharma Group Ltd. .... (8,509,500) (3,806,945) 0.4
NIO, Inc., ADR ........... (93,100) (841,624) 0.1
Xiaomi Corp., Class B ...... (440,600) (690,247) 0.1
XPeng, Inc., Class A ....... (88,500) (808,662) 0.1
(11,462,158)
Denmark
Tryg A/S ............... (67,400) (1,233,378) 0.1
France
Engie SA ............... (92,700) (1,421,663) 0.2
Klepierre SA ............. (50,900) (1,246,316) 0.1
Sartorius Stedim Biotech .... (3,400) (808,872) 0.1
(3,476,851)
Germany
Vonovia SE ............. (32,600) (781,041) 0.1

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Hong Kong
CLP Holdings Ltd. ......... (108,000) $ (797,460) 0.1%
Hong Kong & China Gas Co.
Ltd. ................ (1,329,000) (924,701) 0.1
(1,722,161)
Italy
Eni SpA ................ (74,333) (1,194,071) 0.1
Japan
Ajinomoto Co., Inc. ........ (31,500) (1,214,597) 0.1
Canon, Inc. ............. (53,000) (1,276,698) 0.1
Chubu Electric Power Co., Inc. (87,700) (1,116,411) 0.1
Denso Corp. ............ (75,200) (1,206,650) 0.1
ENEOS Holdings, Inc. ...... (365,500) (1,438,658) 0.1
Iida Group Holdings Co. Ltd. .. (58,900) (977,413) 0.1
JAFCO Group Co. Ltd. ...... (52,000) (571,997) 0.1
JFE Holdings, Inc. ......... (350,000) (5,125,506) 0.6
Nippon Telegraph & Telephone
Corp. ............... (1,488,000) (1,761,250) 0.2
SBI Holdings, Inc. ......... (73,100) (1,538,449) 0.2
Sumitomo Electric Industries
Ltd. ................ (140,500) (1,692,593) 0.2
Taisei Corp. ............. (23,400) (823,586) 0.1
(18,743,808)
Netherlands
Heineken Holding NV ...... (30,100) (2,268,373) 0.3
Heineken NV ............ (17,600) (1,551,643) 0.2
(3,820,016)
Singapore
United Overseas Bank Ltd. ... (89,200) (1,857,867) 0.2
Switzerland
Banque Cantonale Vaudoise
(Registered) ........... (9,400) (983,636) 0.1
SIG Group AG ........... (60,300) (1,485,515) 0.2
Tecan Group AG (Registered) . (2,400) (806,691) 0.1
(3,275,842)
United Kingdom
3i Group plc ............. (47,800) (1,203,157) 0.1
Rentokil Initial plc ......... (244,600) (1,816,060) 0.2
(3,019,217)
United States
Air Transport Services Group,
Inc. ................. (34,000) (709,580) 0.1
Arthur J Gallagher & Co. .... (7,800) (1,777,854) 0.2
Avery Dennison Corp. ...... (11,400) (2,082,438) 0.2
Brandywine Realty Trust .... (12,500) (56,750) 0.0
Bristol-Myers Squibb Co. .... (26,500) (1,538,060) 0.2
Broadridge Financial Solutions,
Inc. ................. (6,200) (1,110,110) 0.1
CDW Corp. ............. (7,000) (1,412,320) 0.1
Celanese Corp. .......... (12,100) (1,518,792) 0.2
Church & Dwight Co., Inc. ... (13,100) (1,200,353) 0.1
Constellation Energy Corp. ... (8,200) (894,456) 0.1
Corning, Inc. ............ (49,000) (1,493,030) 0.2
DXC Technology Co. ....... (29,000) (604,070) 0.1
Frontier Communications Parent,
Inc. ................. (40,500) (633,825) 0.1
Haleon plc .............. (368,800) (1,528,709) 0.2
Hasbro, Inc. ............. (11,800) (780,452) 0.1
International Business Machines
Corp. ............... (8,300) (1,164,490) 0.1
Shares Value
% of Basket
Value
United States (continued)
iShares Preferred & Income
Securities ETF ......... (395,000) $ (11,909,250) 1.3%
Oracle Corp. ............ (8,500) (900,320) 0.1
Paramount Global, Class B ... (59,600) (768,840) 0.1
Public Storage ........... (5,000) (1,317,600) 0.1
Raymond James Financial, Inc. (9,800) (984,214) 0.1
Revvity, Inc. ............. (10,900) (1,206,630) 0.1
Sabre Corp. ............. (127,500) (572,475) 0.1
Target Corp. ............. (8,400) (928,788) 0.1
Teledyne Technologies, Inc. .. (3,700) (1,511,746) 0.2
VF Corp. ............... (45,400) (802,218) 0.1
Viasat, Inc. .............. (7,000) (129,220) 0.0
Xerox Holdings Corp. ....... (30,000) (470,700) 0.0
(40,007,290)
Rights
Brazil
Localiza Rent a Car SA ..... (1,281) (4,562) 0.0
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (355,240) (26,188,293) 2.9
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,787,187) (182,328,818) 20.4
SPDR Bloomberg High Yield
Bond ETF ............ (1,868,000) (168,867,200) 18.9
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,707,000) (205,677,860) 23.0
Vanguard Long-Term Corporate
Bond ETF ............ (1,725,449) (123,576,657) 13.8
Vanguard Short-Term Corporate
Bond ETF ............ (2,312,500) (173,784,375) 19.5
(880,423,203)
Total Reference Entity — Short ............ (979,318,660)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (892,497,468)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day ESTR ......................................... Euro Short-Term Rate 3.88
1-day IBR ........................................... Colombian Reference Banking Indicator 12.29
1-day SARON ........................................ Swiss Average Rate Overnight 1.71
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.06)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. BBR .......................................... Australian Bank Bill Rate 4.14
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.95
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.33
6-mo. BBR .......................................... Australian Bank Bill Rate 4.40
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 4.13
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.02
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.53
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ 31,844,293 $ — $ 31,844,293
Canada ............................................. — 23,684,813 — 23,684,813
Cayman Islands ........................................ — 2,370,347,813 2,746,479 2,373,094,292
France .............................................. — 7,355,820 — 7,355,820
Germany ............................................ — 5,826,643 — 5,826,643
Ireland .............................................. — 231,469,175 — 231,469,175
Italy ................................................ — 39,218,356 — 39,218,356
Jersey, Channel Islands ................................... — 53,028,954 — 53,028,954
Luxembourg .......................................... — 3,853,738 — 3,853,738
Netherlands ........................................... — 2,959,480 — 2,959,480
Portugal ............................................. — 2,087,352 — 2,087,352

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Spain ............................................... $ — $ 16,692,890 $ — $ 16,692,890
United Kingdom ........................................ — 92,254,987 — 92,254,987
United States .......................................... — 2,212,136,606 78,392,365 2,290,528,971
Common Stocks
Brazil ............................................... 604,779 — — 604,779
Canada ............................................. 73,696 — 14 73,710
China ............................................... — 4,621,534 — 4,621,534
France .............................................. — 1,750,755 — 1,750,755
Germany ............................................ 491,982 15,006,865 — 15,498,847
Italy ................................................ — 3,335,695 — 3,335,695
Japan ............................................... — 35,224,065 — 35,224,065
Netherlands ........................................... 695,304 9,030,943 — 9,726,247
Spain ............................................... — 649,482 — 649,482
Sweden ............................................. — 663,477 — 663,477
Switzerland ........................................... — 1,200,416 — 1,200,416
United Kingdom ........................................ 7,170,897 8,779,571 50 15,950,518
United States .......................................... 349,960,419 6,154,757 74,778,638 430,893,814
Corporate Bonds
Argentina ............................................ — 10,045,288 — 10,045,288
Australia ............................................. — 67,210,516 35,293,896 102,504,412
Austria .............................................. — 35,715,362 — 35,715,362
Belgium ............................................. — 143,165,759 — 143,165,759
Brazil ............................................... — 79,936,348 — 79,936,348
Canada ............................................. — 207,847,112 18,732,070 226,579,182
Cayman Islands ........................................ — 83,587 — 83,587
Chile ............................................... — 18,408,582 — 18,408,582
China ............................................... — 80,723,250 — 80,723,250
Colombia ............................................ — 36,124,079 — 36,124,079
Costa Rica ........................................... — 1,748,757 — 1,748,757
Cyprus .............................................. — 11,548,015 — 11,548,015
Czech Republic ........................................ — 5,480,936 — 5,480,936
Denmark ............................................. — 26,524,669 — 26,524,669
Dominican Republic ..................................... — 2,485,824 — 2,485,824
Finland .............................................. — 15,369,898 — 15,369,898
France .............................................. — 759,279,321 18,280,910 777,560,231
Germany ............................................ — 854,439,912 20,812,141 875,252,053
Greece .............................................. — 8,719,718 — 8,719,718
Guatemala ........................................... — 8,786,235 — 8,786,235
Hong Kong ........................................... — 8,361,681 — 8,361,681
India ............................................... — 46,299,521 30,957,865 77,257,386
Indonesia ............................................ — 15,549,830 — 15,549,830
Ireland .............................................. — 36,984,120 — 36,984,120
Israel ............................................... — 49,915,724 — 49,915,724
Italy ................................................ — 463,041,449 21,102,014 484,143,463
Jamaica ............................................. — 7,334,917 — 7,334,917
Japan ............................................... — 204,286,438 — 204,286,438
Kuwait .............................................. — 9,085,982 — 9,085,982
Luxembourg .......................................... — 176,581,197 — 176,581,197
Macau .............................................. — 20,152,127 — 20,152,127
Malaysia ............................................. — 7,993,382 — 7,993,382
Mexico .............................................. — 38,847,455 — 38,847,455
Netherlands ........................................... — 366,066,018 — 366,066,018
Nigeria .............................................. — 4,899,835 — 4,899,835
Norway .............................................. — 3,744,963 — 3,744,963
Oman ............................................... — 9,242,012 — 9,242,012
Paraguay ............................................ — 5,027,599 — 5,027,599
Peru ................................................ — 2,599,508 — 2,599,508
Philippines ........................................... — 1,361,070 — 1,361,070
Portugal ............................................. — 24,017,020 — 24,017,020
Romania ............................................. — 14,997,781 — 14,997,781
Saudi Arabia .......................................... — 40,998,659 — 40,998,659
Singapore ............................................ — 18,073,533 — 18,073,533
Slovenia ............................................. — 9,273,157 — 9,273,157
South Africa ........................................... — 77,397,690 — 77,397,690
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
South Korea .......................................... $ — $ 20,079,134 $ — $ 20,079,134
Spain ............................................... — 377,370,216 — 377,370,216
Sweden ............................................. — 88,626,375 — 88,626,375
Switzerland ........................................... — 290,901,003 — 290,901,003
Tanzania ............................................. — 3,681,689 — 3,681,689
Thailand ............................................. — 24,665,169 — 24,665,169
Turkey .............................................. — 3,890,138 — 3,890,138
Ukraine ............................................. — 18,387,232 — 18,387,232
United Arab Emirates .................................... — 57,988,601 — 57,988,601
United Kingdom ........................................ — 1,222,134,865 — 1,222,134,865
United States .......................................... — 5,629,111,486 302,490,755 5,931,602,241
Zambia .............................................. — 16,248,582 — 16,248,582
Fixed Rate Loan Interests .................................. — — 37,971,384 37,971,384
Floating Rate Loan Interests
Australia ............................................. — 987,481 — 987,481
Canada ............................................. — 419,530 — 419,530
European Union ........................................ — — 19,581,419 19,581,419
France .............................................. — 1,926,211 — 1,926,211
Germany ............................................ — 9,684,581 — 9,684,581
Ireland .............................................. — — 43,640,696 43,640,696
Jersey, Channel Islands ................................... — — 21,087,924 21,087,924
Luxembourg .......................................... — 19,654,346 7,260,948 26,915,294
Mexico .............................................. — — 246,400 246,400
Netherlands ........................................... — 16,727,240 — 16,727,240
Spain ............................................... — 10,318,259 66,916,421 77,234,680
United Kingdom ........................................ — 21,010,319 85,559,472 106,569,791
United States .......................................... — 500,564,271 556,597,374 1,057,161,645
Foreign Agency Obligations ................................. — 357,947,279 — 357,947,279
Foreign Government Obligations .............................. — 2,628,741,605 — 2,628,741,605
Investment Companies .................................... 858,211,875 — — 858,211,875
Municipal Bonds ......................................... — 436,769,805 — 436,769,805
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 34,064,028 — 34,064,028
Cayman Islands ........................................ — 17,715,279 — 17,715,279
Ireland .............................................. — 71,159,436 — 71,159,436
Italy ................................................ — 19,122,488 — 19,122,488
Netherlands ........................................... — 10,434,808 — 10,434,808
Switzerland ........................................... — 14,833 — 14,833
United Kingdom ........................................ — 212,727,336 — 212,727,336
United States .......................................... — 2,436,694,843 164,686,446 2,601,381,289
Preferred Securities
Brazil ............................................... — — 14,448,139 14,448,139
China ............................................... — — 48,582,705 48,582,705
Germany ............................................ — — 13,809,322 13,809,322
Israel ............................................... — — 20,947,991 20,947,991
Spain ............................................... — 4,595,379 — 4,595,379
Sweden ............................................. — — 4,848,438 4,848,438
United Kingdom ........................................ — — 6,668,692 6,668,692
United States .......................................... — 44,903,311 211,694,486 256,597,797
U.S. Government Sponsored Agency Securities .................... — 8,130,430,621 — 8,130,430,621
U.S. Treasury Obligations ................................... — 3,845,976,489 — 3,845,976,489
Warrants .............................................. 556,757 6,355 10,415,260 10,978,372
Short-Term Securities
Borrowed Bond Agreements ................................. — 349,122,492 — 349,122,492
Certificates of Deposit ..................................... — 8,072,036 — 8,072,036
Commercial Paper ....................................... — 1,350,013,606 — 1,350,013,606
Foreign Government Obligations .............................. — 205,517,931 — 205,517,931
Money Market Funds ...................................... 676,512,976 — — 676,512,976
U.S. Treasury Obligations ................................... — 3,193,705 — 3,193,705
Options Purchased
Credit contracts .......................................... — 501,255 — 501,255
Equity contracts .......................................... 12,758,437 7,152,319 — 19,910,756
Foreign currency exchange contracts ........................... — 24,320,184 — 24,320,184
Interest rate contracts ...................................... 30,564,915 109,516,163 — 140,081,078
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Unfunded commitments
(a)
........................................ $ — $ — $ 4,635,924 $ 4,635,924
Unfunded Floating Rate Loan Interests
(b)
.............................. — — 549,723 549,723
Liabilities
Investments
Borrowed Bonds ......................................... — (338,697,706) — (338,697,706)
TBA Sale Commitments .................................... — (3,406,079,642) — (3,406,079,642)
Unfunded Floating Rate Loan Interests
(b)
.............................. — — (369,081) (369,081)
$ 1,937,602,037 $ 34,113,267,282 $ 1,943,367,280 $ 37,994,236,599
Investments Valued at NAV
(c)
...................................... 680,503,794
$ 38,674,740,393
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 11,181,435 $ — $ 11,181,435
Equity contracts ........................................... 8,166,477 23,366,644 — 31,533,121
Foreign currency exchange contracts ............................ — 118,911,314 — 118,911,314
Interest rate contracts ....................................... 239,614,333 636,723,846 — 876,338,179
Other contracts ........................................... — 365,227 — 365,227
Liabilities
Commodity contracts ....................................... (67,775) — — (67,775)
Credit contracts ........................................... — (20,291,012) — (20,291,012)
Equity contracts ........................................... (11,111,200) (8,717,830) — (19,829,030)
Foreign currency exchange contracts ............................ — (47,769,043) — (47,769,043)
Interest rate contracts ....................................... (46,715,504) (1,025,794,878) — (1,072,510,382)
Other contracts ........................................... — (735,493) — (735,493)
$ 189,886,331 $ (312,759,790) $ — $ (122,873,459)
(a)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded Floating Rate Loan Interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interest
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ........................................... $ 78,776,696 $ 49,110,433 $ 330,214,740 $ — $ 852,706,468
Transfers into Level 3 ......................................................... 18,338,583 — 20,118,803 — 7,367,009
Transfers out of Level 3
(a)
....................................................... (75,404,462) — — — (51,601,963)
Other
(b)
................................................................... 36,982,155 — (36,982,155) 46,216,616 (46,216,616)
Accrued discounts/premiums ..................................................... (21,386) — 1,163,021 39,093 1,352,743
Net realized gain (loss) ........................................................ 4,038 (1,128) (4,626,370) 74,185 (16,822)
Net change in unrealized appreciation (depreciation)
(c)
.................................... (600,827) (9,705,452) 3,111,815 598,334 (14,700,570)
Purchases ................................................................. 24,999,770 35,374,849 237,728,949 — 233,764,181
Sales .................................................................... (1,935,723) — (103,059,152) (8,956,844) (181,763,776)
Closing balance, as of September 30, 2023 ...........................................
$ 81,138,844 $ 74,778,702 $ 447,669,651 $ 37,971,384 $ 800,890,654
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023
(c)
.....
$ (625,114) $ (9,705,452) $ 107,871 $ 598,334 $ (16,144,541)
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities
Unfunded
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ....... $ 319,875,783 $ 3,494,268 $ 340,809,432 $ (1,151,914) $ 76,592,805 $ — $ 6,002,568 $ 2,056,431,279
Transfers into Level 3 ..................... — — — — — — 16,147 45,840,542
Transfers out of Level 3
(a)
................... (183,069,526) — — — (51,459,614) — — (361,535,565)
Other
( b )
............................... — — — — — — — —
Accrued discounts/premiums ................. (884,861) — — — 92,355 — — 1,740,965
Net realized gain (loss) .................... (218,715) (4,229,337) — — 6,759,928 — — (2,254,221)
Net change in unrealized appreciation (depreciation)
(c )
(4,725,178) 735,069 (39,197,634) 1,332,556 (6,716,820) 4,635,924 3,273,858 (61,958,925)
Purchases ............................. 46,280,003 — 25,637,987 — — — 1,122,687 604,908,426
Sales ................................ (12,571,060) — (6,250,012) — (25,268,654) — — (339,805,221)
Closing balance, as of September 30, 2023 .......
$ 164,686,446 $ — $ 320,999,773 $ 180,642 $ — $ 4,635,924 $ 10,415,260 $ 1,943,367,280
Net change in unrealized appreciation (depreciation) on
investments still held at September 30, 2023
(c )
...
$ (4,840,069) $ — $ (36,635,092) $ 1,332,556 $ — $ 4,635,924 $ 6,294,416 $ (54,981,167)
(a)
As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds, Fixed Rate Loan Interests and Floating Rate Loan Interests.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $270,437,721. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 37,697,100 Income Discount Rate 9% —
Common Stocks ............................. 74,310,588 Market Revenue Multiple 3.88x - 20.00x 8.74x
Volatility 44% - 80% 78%
Time to Exit 1.2 - 3.0 years 2.9 years
EBITDA Multiple 10.59x —
Corporate Bonds ............................. 416,295,231 Income Discount Rate 3% - 48% 14%
Credit Spread 422 —
Fixed Rate Loan Interests ........................ 37,969,420 Income Discount Rate 14% —
Credit Spread 819 —
Floating Rate Loan Interests ...................... 753,012,666 Income Discount Rate 3% - 19% 10%
Credit Spread 273 - 632 410
Estimated Recovery
Value
41% - 79% 73%
EBITDA Multiple 15.25x —
Non-Agency Mortgage-Backed Securities .............. 23,360,787 Income Credit Spread 517 —
Preferred Stocks ............................. 320,999,772 Market Revenue Multiple 0.16x - 33.75x 10.51x
Volatility 50% - 90% 69%
Time to Exit 0.3 - 5.0 years 2.9 years
Gross Profit Multiple 7.25x - 30.00x 15.96x
EBIDTAR Multiple 7.25x —
EBIDTA Multiple 8.00x —
Market Adjustment
Multiple
1.20x —
Income Discount Rate 12% - 16% 12%
Warrants .................................. 9,283,995 Market Revenue Multiple 3.25x - 33.75x 12.59x
Volatility 35% - 65% 50%
Time to Exit 0.3 - 8.6 years 5.6 years
$ 1,672,929,559

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
ESG Environmental, Social And Governance
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate